Registration No. 333-17663
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 24 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
  AXA EQUITABLE LIFE INSURANCE COMPANY          Christopher M. Condron,
        (Exact Name of Trust)                   Chief Executive Officer
  AXA EQUITABLE LIFE INSURANCE COMPANY    AXA Equitable Life Insurance Company
       (Exact Name of Depositor)              1290 Avenue of the Americas
      1290 Avenue of the Americas               New York, New York 10104
        New York, New York 10104         (Name and Address of Agent for Service)
  (Address of Depositor's Principal
          Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

             DODIE KENT
       Vice President and                         with a copy to:
     Associate General Counsel               Christopher E. Palmer, Esq.
  AXA Equitable Life Insurance Company           Goodwin Procter LLP
      1290 Avenue of the Americas             901 New York Avenue, N.W.
        New York, New York 10104               Washington, D.C. 20001

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on May 1, 2009 pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant to paragraph (a) of Rule 485

|_| on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 24 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(R) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R) and Incentive Life Plus(SM) prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
   Incentive Life Plus(R)
   Survivorship 2000

PROSPECTUS SUPPLEMENT DATED MAY 1, 2009
--------------------------------------------------------------------------------



This prospectus supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(+) Together, the most recent prospectus you received and this prospectus supplement describe the policy, but are not the policy itself. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus supplement is current as of the date of this prospectus supplement; however, because certain provisions may be changed after the date of this prospectus supplement in accordance with the policy, the description of the policy's provisions in this prospectus supplement is qualified in its entirety by the terms of the actual policy.


(1) ABOUT THE PORTFOLIOS OF THE TRUSTS.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.

PORTFOLIOS OF THE TRUSTS



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                      Investment Manager (or Sub-Adviser(s),
Portfolio Name*                Share Class      Objective                                  as applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Class B          Seeks long-term capital appreciation.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION    Class B          Seeks a high level of current income.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS          Class B          Seeks current income and growth of         o AXA Equitable
 ALLOCATION                                     capital, with a greater emphasis on
                                                current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Class B          Seeks long-term capital appreciation and   o AXA Equitable
                                                current income.
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AXA MODERATE-PLUS              Class B          Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                                     current income, with a greater emphasis
                                                on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


----------
(+) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

              Copyright 2009 AXA Equitable Life Insurance Company
                             All rights reserved.

                                                                      x02430/ADL

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                           Investment Manager (or Sub-Adviser(s),
Portfolio Name*               Share Class       Objective                       as applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class B           Long-term growth of capital.    o AllianceBernstein L.P.
 EQUITY
                                                                                o ClearBridge Advisors, LLC

                                                                                o Legg Mason Capital Management, Inc.

                                                                                o Marsico Capital Management, LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Class B           To seek a balance of high       o BlackRock Financial Management, Inc.
                                                current income and capital
                                                appreciation, consistent with   o Pacific Investment Management Company LLC
                                                a prudent level of risk.
                                                                                o SSgA Funds Management, Inc.
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MULTIMANAGER HEALTH CARE      Class B           Long-term growth of capital.    o Invesco Aim Capital Management, Inc.

                                                                                o RCM Capital Management LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Class B           Long-term growth of capital.    o AllianceBernstein L.P.
 EQUITY
                                                                                o JPMorgan Investment Management Inc.

                                                                                o Marsico Capital Management, LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   Class B           Long-term growth of capital.    o AllianceBernstein L.P.
 EQUITY
                                                                                o Janus Capital Management LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Thornburg Investment Management, Inc.
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MULTIMANAGER LARGE CAP        Class B           Long-term growth of capital.    o Goodman & Co. NY Ltd.
 GROWTH
                                                                                o SSgA Funds Management, Inc.

                                                                                o T. Rowe Price Associates, Inc.

                                                                                o Westfield Capital Management Company, L.P.
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MULTIMANAGER LARGE CAP        Class B           Long-term growth of capital.    o AllianceBernstein L.P.
 VALUE
                                                                                o Institutional Capital LLC

                                                                                o MFS Investment Management

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Class B           Long-term growth of capital.    o AllianceBernstein L.P.
 GROWTH
                                                                                o Franklin Advisers, Inc.

                                                                                o SSgA Funds Management, Inc.

                                                                                o Wellington Management Company, LLP
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MULTIMANAGER MID CAP VALUE    Class B           Long-term growth of capital.    o AXA Rosenberg Investment Management LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Tradewinds Global Investors, LLC

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                           Investment Manager (or Sub-Adviser(s),
Portfolio Name*                Share Class      Objective                       as applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR      Class B          High total return through a     o Pacific Investment Management Company LLC
 BOND(1)                                        combination of current income
                                                and capital appreciation.       o Post Advisory Group, LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Class B          Long-term growth of capital.    o Eagle Asset Management, Inc.
 GROWTH
                                                                                o SSgA Funds Management, Inc.

                                                                                o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP         Class B          Long-term growth of capital.    o Franklin Advisory Services, LLC
 VALUE
                                                                                o Pacific Global Investment Management Company

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY        Class B          Long-term growth of capital.    o Firsthand Capital Management, Inc.

                                                                                o RCM Capital Management LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s),
Portfolio Name*                Share Class      Objective                       as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Class IB         Seeks to achieve long-term      o AllianceBernstein L.P.
 INTERNATIONAL                                  growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Class IB         Seeks to achieve long-term      o AllianceBernstein L.P.
 CAP GROWTH                                     growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Class IB         Seeks to achieve long-term      o Ariel Capital Management, LLC
                                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Class IB         Seeks to increase value         o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY                              through bull markets and bear
                                                markets using strategies that
                                                are designed to limit exposure
                                                to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IB         Seeks to achieve capital        o BlackRock Investment Management, LLC
 EQUITY                                         appreciation and secondarily,
                                                income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Class IB         Seeks to provide current        o BlackRock Investment Management International
 VALUE                                          income and long-term growth of    Limited
                                                income, accompanied by growth
                                                of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IB         Seeks to achieve a combination  o Boston Advisors, LLC
 INCOME                                         of growth and income to
                                                achieve an above-average and
                                                consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Class IB         Seeks to achieve long-term      o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                    capital appreciation.
                                                                                o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Class IB         Seeks to achieve long-term      o Capital Guardian Trust Company
                                                growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IB         Seeks to achieve long-term      o Capital Guardian Trust Company
                                                growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   Class IB         Seeks to maximize current       o Caywood-Scholl Capital Management
 BOND                                           income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                Investment Manager (or Sub-Adviser(s),
Portfolio Name*                  Share Class    Objective                        as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(2)         Class IB       Seeks to achieve a total         o AllianceBernstein L.P.
                                                return before expenses that
                                                approximates the total return
                                                performance of the Russell
                                                3000 Index, including
                                                reinvestment of dividends, at
                                                a risk level consistent with
                                                that of the Russell 3000
                                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX               Class IB       Seeks to achieve a total         o SSgA Funds Management, Inc.
                                                return before expenses that
                                                approximates the total return
                                                performance of the Barclays
                                                Capital U.S. Aggregate Bond
                                                Index ("Index"), including
                                                reinvestment of dividends, at
                                                a risk level consistent with
                                                that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Class IB       Seeks to achieve a total         o AllianceBernstein L.P.
                                                return before expenses that
                                                approximates the total return
                                                performance of the S&P 500
                                                Index, including reinvestment
                                                of dividends, at a risk level
                                                consistent with that of the
                                                S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Class IB       Seeks to achieve long-term       o Evergreen Investment Management Company, LLC
                                                capital growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(3)                 Class IB       Seeks to achieve long-term       o AXA Equitable
                                                growth of capital.
                                                                                 o Marsico Capital Management, LLC

                                                                                 o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND             Class IB       Seeks to achieve capital         o GAMCO Asset Management Inc.
 ACQUISITIONS                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Class IB       Seeks to maximize capital        o GAMCO Asset Management Inc.
 VALUE                                          appreciation.

------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(4)           Class IB       Seeks to achieve capital         o BlackRock Investment Management, LLC
                                                growth and current income.
                                                                                 o Evergreen Investment Management Company, LLC

                                                                                 o First International Advisors, LLC (dba "Evergreen
                                                                                   International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY(5) Class IB       Seeks to achieve long-term       o BlackRock Investment Management, LLC
                                                capital appreciation.
                                                                                 o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT       Class IB       Seeks to achieve a total         o SSgA Funds Management, Inc.
 BOND INDEX                                     return before expenses that
                                                approximates the total return
                                                performance of the Barclays
                                                Capital Intermediate Government
                                                Bond Index ("Index"), including
                                                reinvestment of dividends, at a
                                                risk level consistent with that
                                                of the Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s),
Portfolio Name*                  Share Class    Objective                       as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS       Class IB       Seeks to achieve long-term      o AXA Equitable
                                                growth of capital.
                                                                                o Hirayama Investments, LLC

                                                                                o SSgA Funds Management, Inc.

                                                                                o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Class IB       Seeks to achieve capital        o MFS Investment Management
                                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                Class IB       Seeks to achieve long-term      o JPMorgan Investment Management Inc.
 OPPORTUNITIES                                  capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS           Class IB       Seeks to achieve long-term      o AXA Equitable
                                                growth of capital with a
                                                secondary objective to seek     o Institutional Capital LLC
                                                reasonable current income. For
                                                purposes of this Portfolio,     o SSgA Funds Management, Inc.
                                                the words "reasonable current
                                                income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX        Class IB       Seeks to achieve a total        o AllianceBernstein L.P.
                                                return before expenses that
                                                approximates the total return
                                                performance of the Russell
                                                1000 Growth Index, including
                                                reinvestment of dividends at
                                                a risk level consistent with
                                                that of the Russell 1000
                                                Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS         Class IB       Seeks to provide long-term      o AXA Equitable
                                                capital growth.
                                                                                o Marsico Capital Management, LLC

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX         Class IB       Seeks to achieve a total        o SSgA Funds Management, Inc.
                                                return before expenses that
                                                approximates the total return
                                                performance of the Russell
                                                1000 Value Index, including
                                                reinvestment of dividends, at
                                                a risk level consistent with
                                                that of the Russell 1000 Value
                                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS          Class IB       Seeks to achieve capital        o AllianceBernstein L.P.
                                                appreciation.
                                                                                o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                Class IB       Seeks to maximize income and    o BlackRock Financial Management, Inc.
                                                capital appreciation through
                                                investment in long-maturity
                                                debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND        Class IB       Seeks to achieve capital        o Lord, Abbett & Co. LLC
 INCOME                                         appreciation and growth of
                                                income without excessive
                                                fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE    Class IB       Seeks to achieve capital        o Lord, Abbett & Co. LLC
                                                appreciation and growth of
                                                income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE     Class IA       Seeks to achieve capital        o Lord, Abbett & Co. LLC
                                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                 Class IB       Seeks to achieve a total        o SSgA Funds Management, Inc.
                                                return before expenses that
                                                approximates the total return
                                                performance of the S&P Mid Cap
                                                400 Index, including
                                                reinvestment of dividends, at
                                                a risk level consistent with
                                                that of the S&P Mid Cap 400
                                                Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s),
Portfolio Name*                  Share Class    Objective                       as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS            Class IB       Seeks to achieve long-term      o AXA Equitable
                                                capital appreciation.
                                                                                o SSgA Funds Management, Inc.

                                                                                o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Class IB       Seeks to obtain a high level    o The Dreyfus Corporation
                                                of current income, preserve
                                                its assets and maintain
                                                liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Class IB       Seeks to achieve capital        o Montag & Caldwell, Inc.
 GROWTH                                         appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(6)     Class IB       Seeks to generate a return in   o Pacific Investment Management Company, LLC
                                                excess of traditional money
                                                market products while
                                                maintaining an emphasis on
                                                preservation of capital and
                                                liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS             Class IB       Seeks to achieve high current   o AllianceBernstein L.P.
                                                income consistent with
                                                moderate risk to capital.       o AXA Equitable

                                                                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND           Class IB       Seeks to achieve current        o BlackRock Financial Management, Inc.
                                                income with reduced volatility
                                                of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Class IB       Seeks to replicate as closely   o AllianceBernstein L.P.
                                                as possible (before the
                                                deduction of Portfolio
                                                expenses) the total return of
                                                the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK    Class IB       Seeks to achieve long-term      o T. Rowe Price Associates, Inc.
                                                capital appreciation and
                                                secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Class IB       Seeks to achieve total return   o UBS Global Asset Management (Americas) Inc.
                                                through capital appreciation
                                                with income as a secondary
                                                consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Class IB       Seeks to achieve capital        o Morgan Stanley Investment Management Inc.
                                                growth and income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Class IB       Seeks to achieve capital        o Morgan Stanley Investment Management Inc.
 GROWTH                                         growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE        Class IA       Seeks to provide above average  o Morgan Stanley Investment Management Inc.
                                                current income and long-term
                                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.



        ---------------------------------------------------------
        Footnote No.    Portfolio's Former Name
        ---------------------------------------------------------
                        AXA Premier VIP Trust
        ---------------------------------------------------------
           1            Multimanager High Yield
        ---------------------------------------------------------
                        EQ Advisors Trust
        ---------------------------------------------------------
           2            EQ/AllianceBernstein Common Stock
        ---------------------------------------------------------
           3            EQ/Marsico Focus
        ---------------------------------------------------------
           4            EQ/Evergreen International Bond
        ---------------------------------------------------------
           5            EQ/Van Kampen Emerging Markets Equity
        ---------------------------------------------------------
           6            EQ/PIMCO Real Return
        ---------------------------------------------------------

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-777-6510.


(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.



--------------------------------------------------------------------------------
       Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses    Lowest   Highest
that are deducted from Portfolio assets including management    ------   -------
fees, 12b-1 fees, service fees and/or other expenses)(1)        0.64%    3.65%

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.
--------------------------------------------------------------------------------


(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us,
(2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.


--------------------------------------------------------------------------------
By mail:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
By express delivery only:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center

10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
By toll-free phone:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.

--------------------------------------------------------------------------------
By e-mail:
--------------------------------------------------------------------------------
life-service@axa-equitable.com

--------------------------------------------------------------------------------
By fax:
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
By Internet:
--------------------------------------------------------------------------------

Visit our website at www.axa-equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                                 ----------------
REQUIRED FORMS.  We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2) request for our asset rebalancing service; and

(3) designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2009, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2009), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2009, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us policy owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.


The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may eliminate the repeal and make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $13,000 for 2009 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

(9) MATURITY. If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary (9) closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(10) COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the individual characteristics of the insured(s) and the policy year.


For policies issued at ages 0-19, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for Incentive Life Plus(R) policies, for ages 20 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 20th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 20th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

For Incentive Life Plus(R) and Survivorship 2000 policies, you may ask us to review the tobacco habits of an insured person(s) attained age 20 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in the supplement.

After the first policy year, you may request us to review your rating to see if the insured(s) qualifies for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this supplement.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


(11) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008.................A-3
   Statements of Operations for the Year Ended December 31, 2008..........A-27
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007...........................................A-40
   Notes to Financial Statements..........................................A-66


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007.................F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006.........................................................F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006..................F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006.........................................................F-5
   Notes to Consolidated Financial Statements..............................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                            AXA Aggressive AXA Conservative AXA Conservative-Plus    AXA Moderate
                                                              Allocation      Allocation          Allocation          Allocation
                                                           --------------- ---------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value.......    $ 79,194,700     $17,050,776        $19,189,125       $1,048,435,051
Receivable for The Trusts shares sold....................              --          12,589             13,048              343,492
Receivable for policy-related transactions...............         189,083              --                 --                   --
                                                             ------------     -----------        -----------       --------------
  Total assets...........................................      79,383,783      17,063,365         19,202,173        1,048,778,543
                                                             ------------     -----------        -----------       --------------
Liabilities:
Payable for The Trusts shares purchased..................         193,223              --                 --                   --
Payable for policy-related transactions..................              --          12,586             61,607              886,782
                                                             ------------     -----------        -----------       --------------
  Total liabilities......................................         193,223          12,586             61,607              886,782
                                                             ------------     -----------        -----------       --------------
Net Assets...............................................    $ 79,190,560     $17,050,779        $19,140,566       $1,047,891,761
                                                             ============     ===========        ===========       ==============
Net Assets:
Accumulation Units.......................................      79,105,206      17,048,560         19,132,712        1,045,089,687
Accumulation nonunitized.................................              --              --                 --            2,730,601
Retained by AXA Equitable in Separate Account FP.........          85,354           2,219              7,854               71,473
                                                             ------------     -----------        -----------       --------------
Total net assets.........................................    $ 79,190,560     $17,050,779        $19,140,566       $1,047,891,761
                                                             ============     ===========        ===========       ==============
Investments in shares of The Trusts, at cost.............    $131,369,546     $19,320,586        $23,617,611       $1,251,553,849
The Trusts shares held
 Class A.................................................       6,760,941       1,475,412          1,536,711           81,699,560
 Class B.................................................       2,954,403         391,982            660,684            7,025,923


                                                                                                         EQ/AllianceBernstein
                                                                                                             Intermediate
                                                              AXA Moderate-Plus   EQ/AllianceBernstein        Government
                                                                  Allocation          Common Stock            Securities
                                                             ------------------- ---------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........       $241,131,316        $1,181,926,161          $144,490,090
Receivable for The Trusts shares sold.....................                 --                    --                    --
Receivable for policy-related transactions................            295,223               110,801                    --
                                                                 ------------        --------------          ------------
  Total assets............................................        241,426,539         1,182,036,962           144,490,090
                                                                 ------------        --------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................            256,458               996,353                36,289
Payable for policy-related transactions...................                 --                    --               353,668
                                                                 ------------        --------------          ------------
  Total liabilities.......................................            256,458               996,353               389,957
                                                                 ------------        --------------          ------------
Net Assets................................................       $241,170,081        $1,181,040,609          $144,100,133
                                                                 ============        ==============          ============
Net Assets:
Accumulation Units........................................        241,093,036         1,178,037,063           143,796,345
Accumulation nonunitized..................................                 --             2,992,680               248,681
Retained by AXA Equitable in Separate Account FP..........             77,045                10,866                55,107
                                                                 ------------        --------------          ------------
Total net assets..........................................       $241,170,081        $1,181,040,609          $144,100,133
                                                                 ============        ==============          ============
Investments in shares of The Trusts, at cost..............       $356,945,944        $2,035,758,146          $145,215,965
The Trusts shares held
 Class A..................................................         18,743,289            96,116,239            11,702,126
 Class B..................................................          8,776,458            10,307,721             2,877,584

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein         Small Cap
                                                                International             Growth
                                                           ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........      $388,952,989           $129,715,008
Receivable for The Trusts shares sold.....................           727,088                428,389
Receivable for policy-related transactions................                --                     --
                                                                ------------           ------------
  Total assets............................................       389,680,077            130,143,397
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................                --                     --
Payable for policy-related transactions...................           947,414                473,044
                                                                ------------           ------------
  Total liabilities.......................................           947,414                473,044
                                                                ------------           ------------
Net Assets................................................      $388,732,663           $129,670,353
                                                                ============           ============
Net Assets:
Accumulation Units........................................       388,279,229            129,669,289
Accumulation nonunitized..................................           373,101                     --
Retained by AXA Equitable in Separate Account FP..........            80,333                  1,064
                                                                ------------           ------------
Total net assets..........................................      $388,732,663           $129,670,353
                                                                ============           ============
Investments in shares of The Trusts, at cost..............      $573,330,746           $201,519,121
The Trusts shares held
 Class A..................................................        50,725,045             10,345,409
 Class B..................................................         7,270,167              4,085,424


                                                                                  EQ/AXA
                                                                              Rosenberg VIT   EQ/BlackRock   EQ/BlackRock
                                                                EQ/Ariel       Value Long/     Basic Value   International
                                                            Appreciation II    Short Equity      Equity          Value
                                                           ----------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,388,524      $12,254,460    $123,891,770   $109,707,300
Receivable for The Trusts shares sold.....................             --               --         432,134        368,693
Receivable for policy-related transactions................          1,872           41,010              --             --
                                                               ----------      -----------    ------------   ------------
  Total assets............................................      1,390,396       12,295,470     124,323,904    110,075,993
                                                               ----------      -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased...................          1,872            2,678              --             --
Payable for policy-related transactions...................             --               --         449,172        393,868
                                                               ----------      -----------    ------------   ------------
  Total liabilities.......................................          1,872            2,678         449,172        393,868
                                                               ----------      -----------    ------------   ------------
Net Assets................................................     $1,388,524      $12,292,792    $123,874,732   $109,682,125
                                                               ==========      ===========    ============   ============
Net Assets:
Accumulation Units........................................      1,388,270       12,252,358     123,844,627    109,624,784
Accumulation nonunitized..................................             --               --              --             --
Retained by AXA Equitable in Separate Account FP..........            254           40,434          30,105         57,341
                                                               ----------      -----------    ------------   ------------
Total net assets..........................................     $1,388,524      $12,292,792    $123,874,732   $109,682,125
                                                               ==========      ===========    ============   ============
Investments in shares of The Trusts, at cost..............     $1,913,759      $12,831,406    $186,128,989   $166,891,294
The Trusts shares held
 Class A..................................................        168,842                9       1,584,639      1,906,325
 Class B..................................................         40,553        1,214,506      11,205,087     10,714,009

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/Boston Advisors       EQ/Calvert
                                                              Equity Income     Socially Responsible
                                                           ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $ 8,102,121            $476,199
Receivable for The Trusts shares sold.....................              --                  --
Receivable for policy-related transactions................          68,607              14,247
                                                               -----------            --------
  Total assets............................................       8,170,728             490,446
                                                               -----------            --------
Liabilities:
Payable for The Trusts shares purchased...................          65,629                 220
Payable for policy-related transactions...................              --                  --
                                                               -----------            --------
  Total liabilities.......................................          65,629                 220
                                                               -----------            --------
Net Assets................................................     $ 8,105,099            $490,226
                                                               ===========            ========
Net Assets:
Accumulation Units........................................       8,101,737             424,715
Accumulation nonunitized..................................              --                  --
Retained by AXA Equitable in Separate Account FP..........           3,362              65,511
                                                               -----------            --------
Total net assets..........................................     $ 8,105,099            $490,226
                                                               ===========            ========
Investments in shares of The Trusts, at cost..............     $10,939,709            $690,904
The Trusts shares held
 Class A..................................................         739,787              14,559
 Class B..................................................       1,157,656              82,515


                                                               EQ/Capital         EQ/Capital      EQ/Caywood-Scholl     EQ/Equity
                                                            Guardian Growth   Guardian Research    High Yield Bond      500 Index
                                                           ----------------- ------------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $3,936,980        $ 78,770,359         $3,529,353      $450,774,009
Receivable for The Trusts shares sold.....................             --             195,805                 --         1,635,163
Receivable for policy-related transactions................             --                  --              4,773                --
                                                               ----------        ------------         ----------      ------------
  Total assets............................................      3,936,980          78,966,164          3,534,126       452,409,172
                                                               ----------        ------------         ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................            601                  --              4,773                --
Payable for policy-related transactions...................            101             295,514                 --         1,690,920
                                                               ----------        ------------         ----------      ------------
  Total liabilities.......................................            702             295,514              4,773         1,690,920
                                                               ----------        ------------         ----------      ------------
Net Assets................................................     $3,936,278        $ 78,670,650         $3,529,353      $450,718,252
                                                               ==========        ============         ==========      ============
Net Assets:
Accumulation Units........................................      3,918,835          78,623,228          3,529,339       450,389,995
Accumulation nonunitized..................................             --                  --                 --           237,610
Retained by AXA Equitable in Separate Account FP..........         17,443              47,422                 14            90,647
                                                               ----------        ------------         ----------      ------------
Total net assets..........................................     $3,936,278        $ 78,670,650         $3,529,353      $450,718,252
                                                               ==========        ============         ==========      ============
Investments in shares of The Trusts, at cost..............     $5,963,855        $124,744,181         $4,466,778      $637,647,102
The Trusts shares held
 Class A..................................................         35,221             863,796                 --        24,026,398
 Class B..................................................        412,904           8,830,948          1,090,378         4,603,049

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                  EQ/GAMCO
                                                               EQ/Evergreen      EQ/Evergreen    Mergers and
                                                            International Bond       Omega      Acquisitions
                                                           -------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $29,516,063      $ 9,865,375     $3,917,984
Receivable for The Trusts shares sold.....................          210,768               --             --
Receivable for policy-related transactions................               --           28,371             --
                                                                -----------      -----------     ----------
  Total assets............................................       29,726,831        9,893,746      3,917,984
                                                                -----------      -----------     ----------
Liabilities:
Payable for The Trusts shares purchased...................               --           18,893          3,340
Payable for policy-related transactions...................          185,037               --          5,430
                                                                -----------      -----------     ----------
  Total liabilities.......................................          185,037           18,893          8,770
                                                                -----------      -----------     ----------
Net Assets................................................      $29,541,794      $ 9,874,853     $3,909,214
                                                                ===========      ===========     ==========
Net Assets:
Accumulation Units........................................       29,515,328        9,828,930      3,909,210
Accumulation nonunitized..................................               --               --             --
Retained by AXA Equitable in Separate Account FP..........           26,466           45,923              4
                                                                -----------      -----------     ----------
Total net assets..........................................      $29,541,794      $ 9,874,853     $3,909,214
                                                                ===========      ===========     ==========
Investments in shares of The Trusts, at cost..............      $33,972,397      $13,087,195     $4,647,671
The Trusts shares held
 Class A..................................................        2,429,934           58,863             --
 Class B..................................................          658,347        1,476,438        389,735


                                                               EQ/GAMCO
                                                            Small Company   EQ/International   EQ/International
                                                                Value           Core PLUS           Growth
                                                           --------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........   $26,043,464       $14,747,162       $10,232,339
Receivable for The Trusts shares sold.....................            --                --            26,021
Receivable for policy-related transactions................        19,595            39,516                --
                                                             -----------       -----------       -----------
  Total assets............................................    26,063,059        14,786,678        10,258,360
                                                             -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................        19,595            37,819                --
Payable for policy-related transactions...................            --                --            26,021
                                                             -----------       -----------       -----------
  Total liabilities.......................................        19,595            37,819            26,021
                                                             -----------       -----------       -----------
Net Assets................................................   $26,043,464       $14,748,859       $10,232,339
                                                             ===========       ===========       ===========
Net Assets:
Accumulation Units........................................    26,043,253        14,718,796        10,229,463
Accumulation nonunitized..................................            --                --                --
Retained by AXA Equitable in Separate Account FP..........           211            30,063             2,876
                                                             -----------       -----------       -----------
Total net assets..........................................   $26,043,464       $14,748,859       $10,232,339
                                                             ===========       ===========       ===========
Investments in shares of The Trusts, at cost..............   $35,963,088       $24,824,485       $15,641,196
The Trusts shares held
 Class A..................................................            --           190,845                --
 Class B..................................................     1,241,742         1,978,308         2,438,938

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/JPMorgan       EQ/JPMorgan
                                                              Core Bond    Value Opportunities
                                                           -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........  $50,324,567        $21,506,056
Receivable for The Trusts shares sold.....................       57,862             93,128
Receivable for policy-related transactions................           --                 --
                                                            -----------        -----------
  Total assets............................................   50,382,429         21,599,184
                                                            -----------        -----------
Liabilities:
Payable for The Trusts shares purchased...................           --                 --
Payable for policy-related transactions...................       61,744            105,020
                                                            -----------        -----------
  Total liabilities.......................................       61,744            105,020
                                                            -----------        -----------
Net Assets................................................  $50,320,685        $21,494,164
                                                            ===========        ===========
Net Assets:
Accumulation Units........................................   50,305,773         21,452,465
Accumulation nonunitized..................................           --                 --
Retained by AXA Equitable in Separate Account FP..........       14,912             41,699
                                                            -----------        -----------
Total net assets..........................................  $50,320,685        $21,494,164
                                                            ===========        ===========
Investments in shares of The Trusts, at cost..............  $58,719,935        $38,309,560
The Trusts shares held
 Class A..................................................    2,120,415             76,279
 Class B..................................................    3,252,255          3,105,476


                                                            EQ/Large Cap   EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                              Core PLUS    Growth Index    Growth PLUS    Value Index
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 7,301,084    $75,784,786    $106,530,086    $1,646,992
Receivable for The Trusts shares sold.....................       27,694         70,343         136,690            --
Receivable for policy-related transactions................           --             --              --           261
                                                            -----------    -----------    ------------    ----------
  Total assets............................................    7,328,778     75,855,129     106,666,776     1,647,253
                                                            -----------    -----------    ------------    ----------
Liabilities:
Payable for The Trusts shares purchased...................           --             --              --           261
Payable for policy-related transactions...................       27,795        272,135         245,347            --
                                                            -----------    -----------    ------------    ----------
  Total liabilities.......................................       27,795        272,135         245,347           261
                                                            -----------    -----------    ------------    ----------
Net Assets................................................  $ 7,300,983    $75,582,994    $106,421,429    $1,646,992
                                                            ===========    ===========    ============    ==========
Net Assets:
Accumulation Units........................................    7,265,800     75,561,755     106,398,224     1,646,956
Accumulation nonunitized..................................           --             --              --            --
Retained by AXA Equitable in Separate Account FP..........       35,183         21,239          23,205            36
                                                            -----------    -----------    ------------    ----------
Total net assets..........................................  $ 7,300,983    $75,582,994    $106,421,429    $1,646,992
                                                            ===========    ===========    ============    ==========
Investments in shares of The Trusts, at cost..............  $11,427,987    $95,273,373    $131,920,901    $3,020,280
The Trusts shares held
 Class A..................................................       43,264        979,945         442,175       268,639
 Class B..................................................    1,245,952     12,606,589       9,276,326       119,552

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Large Cap     EQ/Long
                                                              Value PLUS     Term Bond
                                                           --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $383,172,616    $3,168,775
Receivable for The Trusts shares sold.....................     1,025,322        12,325
Receivable for policy-related transactions................            --            --
                                                            ------------    ----------
  Total assets............................................   384,197,938     3,181,100
                                                            ------------    ----------
Liabilities:
Payable for The Trusts shares purchased...................            --            --
Payable for policy-related transactions...................       958,953        12,325
                                                            ------------    ----------
  Total liabilities.......................................       958,953        12,325
                                                            ------------    ----------
Net Assets................................................  $383,238,985    $3,168,775
                                                            ============    ==========
Net Assets:
Accumulation Units........................................   383,075,935     3,168,775
Accumulation nonunitized..................................        75,920            --
Retained by AXA Equitable in Separate Account FP..........        87,130            --
                                                            ------------    ----------
Total net assets..........................................  $383,238,985    $3,168,775
                                                            ============    ==========
Investments in shares of The Trusts, at cost..............  $711,668,040    $3,144,269
The Trusts shares held
 Class A..................................................    36,495,255       139,046
 Class B..................................................    12,961,802        94,509


                                                              EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                            Growth and Income   Large Cap Core    Mid Cap Value       Focus
                                                           ------------------- ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........      $  995,442        $4,001,245       $13,881,752    $113,913,336
Receivable for The Trusts shares sold.....................          15,193            97,208                --              --
Receivable for policy-related transactions................              --                --            50,779           9,688
                                                                ----------        ----------       -----------    ------------
  Total assets............................................       1,010,635         4,098,453        13,932,531     113,923,024
                                                                ----------        ----------       -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................              --                --             6,942          22,655
Payable for policy-related transactions...................          15,165            97,816                --              --
                                                                ----------        ----------       -----------    ------------
  Total liabilities.......................................          15,165            97,816             6,942          22,655
                                                                ----------        ----------       -----------    ------------
Net Assets................................................      $  995,470        $4,000,637       $13,925,589    $113,900,369
                                                                ==========        ==========       ===========    ============
Net Assets:
Accumulation Units........................................         989,592         4,000,637        13,878,485     113,865,477
Accumulation nonunitized..................................              --                --                --              --
Retained by AXA Equitable in Separate Account FP..........           5,878                --            47,104          34,892
                                                                ----------        ----------       -----------    ------------
Total net assets..........................................      $  995,470        $4,000,637       $13,925,589    $113,900,369
                                                                ==========        ==========       ===========    ============
Investments in shares of The Trusts, at cost..............      $1,405,948        $5,077,675       $24,525,811    $169,670,644
The Trusts shares held
 Class A..................................................          84,490           338,216         1,958,392       2,604,765
 Class B..................................................          47,657           130,760            94,748       8,485,734

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Mid Cap      EQ/Mid Cap       EQ/Money
                                                                Index        Value PLUS        Market
                                                           -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 65,341,978   $129,976,330    $472,291,494
Receivable for The Trusts shares sold.....................        89,945        313,092              --
Receivable for policy-related transactions................            --             --       9,410,170
                                                            ------------   ------------    ------------
  Total assets............................................    65,431,923    130,289,422     481,701,664
                                                            ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       9,740,556
Payable for policy-related transactions...................       125,018        337,503              --
                                                            ------------   ------------    ------------
  Total liabilities.......................................       125,018        337,503       9,740,556
                                                            ------------   ------------    ------------
Net Assets................................................  $ 65,306,905   $129,951,919    $471,961,108
                                                            ============   ============    ============
Net Assets:
Accumulation Units........................................    65,266,049    129,928,744     471,005,173
Accumulation nonunitized..................................            --             --         740,349
Retained by AXA Equitable in Separate Account FP..........        40,856         23,175         215,586
                                                            ------------   ------------    ------------
Total net assets..........................................  $ 65,306,905   $129,951,919    $471,961,108
                                                            ============   ============    ============
Investments in shares of The Trusts, at cost..............  $131,784,464   $251,868,335    $472,382,239
The Trusts shares held
 Class A..................................................     2,705,510      2,570,996     404,013,549
 Class B..................................................    10,517,027     18,704,740      68,253,905


                                                              EQ/Montag &       EQ/PIMCO      EQ/Quality
                                                            Caldwell Growth   Real Return     Bond PLUS
                                                           ----------------- ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........    $10,091,744     $30,516,379   $119,396,663
Receivable for The Trusts shares sold.....................             --          69,789      1,037,875
Receivable for policy-related transactions................         37,543              --             --
                                                              -----------     -----------   ------------
  Total assets............................................     10,129,287      30,586,168    120,434,538
                                                              -----------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased...................         37,543              --             --
Payable for policy-related transactions...................             --          72,811      1,074,927
                                                              -----------     -----------   ------------
  Total liabilities.......................................         37,543          72,811      1,074,927
                                                              -----------     -----------   ------------
Net Assets................................................    $10,091,744     $30,513,357   $119,359,611
                                                              ===========     ===========   ============
Net Assets:
Accumulation Units........................................     10,091,330      30,513,222    119,236,070
Accumulation nonunitized..................................             --              --         76,211
Retained by AXA Equitable in Separate Account FP..........            414             135         47,330
                                                              -----------     -----------   ------------
Total net assets..........................................    $10,091,744     $30,513,357   $119,359,611
                                                              ===========     ===========   ============
Investments in shares of The Trusts, at cost..............    $13,310,487     $34,968,123   $135,818,013
The Trusts shares held
 Class A..................................................      1,343,871              --     10,644,021
 Class B..................................................        953,254       3,286,771      3,009,725

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                             EQ/T. Rowe
                                                               EQ/Short        EQ/Small     Price Growth
                                                            Duration Bond   Company Index       Stock
                                                           --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $2,862,293     $36,904,977    $19,011,720
Receivable for The Trusts shares sold.....................            --              --         73,575
Receivable for policy-related transactions................            --              --             --
                                                              ----------     -----------    -----------
  Total assets............................................     2,862,293      36,904,977     19,085,295
                                                              ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,461           3,125             --
Payable for policy-related transactions...................         9,953          44,103         72,780
                                                              ----------     -----------    -----------
  Total liabilities.......................................        30,414          47,228         72,780
                                                              ----------     -----------    -----------
Net Assets................................................    $2,831,879     $36,857,749    $19,012,515
                                                              ==========     ===========    ===========
Net Assets:
Accumulation Units........................................     2,831,879      36,805,596     18,972,353
Accumulation nonunitized..................................            --              --             --
Retained by AXA Equitable in Separate Account FP..........            --          52,153         40,162
                                                              ----------     -----------    -----------
Total net assets..........................................    $2,831,879     $36,857,749    $19,012,515
                                                              ==========     ===========    ===========
Investments in shares of The Trusts, at cost..............    $3,103,023     $62,385,460    $29,367,599
The Trusts shares held
 Class A..................................................       230,566       4,389,558         56,723
 Class B..................................................        77,062       1,064,544      1,477,449


                                                                                                 EQ/Van Kampen
                                                                  EQ/UBS        EQ/Van Kampen   Emerging Markets
                                                            Growth and Income      Comstock          Equity
                                                           ------------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $3,313,004        $1,594,764      $156,819,905
Receivable for The Trusts shares sold.....................             258                --           430,669
Receivable for policy-related transactions................              --             5,431                --
                                                                ----------        ----------      ------------
  Total assets............................................       3,313,262         1,600,195       157,250,574
                                                                ----------        ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................              --             5,431                --
Payable for policy-related transactions...................             258                --           613,910
                                                                ----------        ----------      ------------
  Total liabilities.......................................             258             5,431           613,910
                                                                ----------        ----------      ------------
Net Assets................................................      $3,313,004        $1,594,764      $156,636,664
                                                                ==========        ==========      ============
Net Assets:
Accumulation Units........................................       3,312,982         1,594,720       156,588,438
Accumulation nonunitized..................................              --                --                --
Retained by AXA Equitable in Separate Account FP..........              22                44            48,226
                                                                ----------        ----------      ------------
Total net assets..........................................      $3,313,004        $1,594,764      $156,636,664
                                                                ==========        ==========      ============
Investments in shares of The Trusts, at cost..............      $5,335,664        $2,382,510      $317,080,725
The Trusts shares held
 Class A..................................................              --           150,982         2,766,871
 Class B..................................................         821,735            90,101        17,804,884

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/Van Kampen
                                                               Mid Cap     EQ/Van Kampen
                                                               Growth       Real Estate
                                                           -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $13,640,169     $45,931,235
Receivable for The Trusts shares sold.....................           --         229,291
Receivable for policy-related transactions................           --              --
                                                            -----------     -----------
  Total assets............................................   13,640,169      46,160,526
                                                            -----------     -----------
Liabilities:
Payable for The Trusts shares purchased...................          886              --
Payable for policy-related transactions...................        1,469         210,269
                                                            -----------     -----------
  Total liabilities.......................................        2,355         210,269
                                                            -----------     -----------
Net Assets................................................  $13,637,814     $45,950,257
                                                            ===========     ===========
Net Assets:
Accumulation Units........................................   13,637,598      45,930,202
Accumulation nonunitized..................................           --              --
Retained by AXA Equitable in Separate Account FP..........          216          20,055
                                                            -----------     -----------
Total net assets..........................................  $13,637,814     $45,950,257
                                                            ===========     ===========
Investments in shares of The Trusts, at cost..............  $23,442,856     $85,540,018
The Trusts shares held
 Class A..................................................    1,179,628       9,154,433
 Class B..................................................      464,526         380,828


                                                             Fidelity VIP
                                                            Asset Manager:   Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                                Growth        Contrafund    Equity-Income   Growth & Income
                                                           ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $4,470,274     $26,166,281      $4,515,139      $2,927,099
Receivable for The Trusts shares sold.....................        63,630         328,136         100,988         202,910
Receivable for policy-related transactions................            --              --              --              --
                                                              ----------     -----------      ----------      ----------
  Total assets............................................     4,533,904      26,494,417       4,616,127       3,130,009
                                                              ----------     -----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................            --              --              --              --
Payable for policy-related transactions...................        63,630         328,136         100,988         202,910
                                                              ----------     -----------      ----------      ----------
  Total liabilities.......................................        63,630         328,136         100,988         202,910
                                                              ----------     -----------      ----------      ----------
Net Assets................................................    $4,470,274     $26,166,281      $4,515,139      $2,927,099
                                                              ==========     ===========      ==========      ==========
Net Assets:
Accumulation Units........................................     4,469,826      26,163,968       4,513,185       2,926,942
Accumulation nonunitized..................................            --              --              --              --
Retained by AXA Equitable in Separate Account FP..........           448           2,313           1,954             157
                                                              ----------     -----------      ----------      ----------
Total net assets..........................................    $4,470,274     $26,166,281      $4,515,139      $2,927,099
                                                              ==========     ===========      ==========      ==========
Investments in shares of The Trusts, at cost..............    $6,760,521     $45,291,043      $8,033,067      $4,583,747
The Trusts shares held
 Class A..................................................            --              --              --              --
 Class B..................................................       466,626       1,728,288         347,318         338,393

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                             Fidelity VIP
                                                            Fidelity VIP   Investment Grade
                                                             High Income         Bond
                                                           -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........   $6,563,574       $8,340,156
Receivable for The Trusts shares sold.....................      144,706          254,906
Receivable for policy-related transactions................           --               --
                                                             ----------       ----------
  Total assets............................................    6,708,280        8,595,062
                                                             ----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................           --               --
Payable for policy-related transactions...................      144,706          254,906
                                                             ----------       ----------
  Total liabilities.......................................      144,706          254,906
                                                             ----------       ----------
Net Assets................................................   $6,563,574       $8,340,156
                                                             ==========       ==========
Net Assets:
Accumulation Units........................................    6,563,370        8,339,968
Accumulation nonunitized..................................           --               --
Retained by AXA Equitable in Separate Account FP..........          204              188
                                                             ----------       ----------
Total net assets..........................................   $6,563,574       $8,340,156
                                                             ==========       ==========
Investments in shares of The Trusts, at cost..............   $9,352,872       $8,714,522
The Trusts shares held
 Class A..................................................           --               --
 Class B..................................................    1,687,294          717,741


                                                                                          Fidelity VIP
                                                            Fidelity VIP   Fidelity VIP       Value        Multimanager
                                                               Mid Cap         Value       Strategies    Aggressive Equity
                                                           -------------- -------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $22,279,171     $2,969,726     $2,697,088      $259,569,895
Receivable for The Trusts shares sold.....................      243,056         34,949         44,984            71,995
Receivable for policy-related transactions................           --             --             --                --
                                                            -----------     ----------     ----------      ------------
  Total assets............................................   22,522,227      3,004,675      2,742,072       259,641,890
                                                            -----------     ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................           --             --             --                --
Payable for policy-related transactions...................      243,056         34,949         44,984           199,672
                                                            -----------     ----------     ----------      ------------
  Total liabilities.......................................      243,056         34,949         44,984           199,672
                                                            -----------     ----------     ----------      ------------
Net Assets................................................  $22,279,171     $2,969,726     $2,697,088      $259,442,218
                                                            ===========     ==========     ==========      ============
Net Assets:
Accumulation Units........................................   22,273,298      2,964,691      2,697,033       258,941,633
Accumulation nonunitized..................................           --             --             --           481,322
Retained by AXA Equitable in Separate Account FP..........        5,873          5,035             55            19,263
                                                            -----------     ----------     ----------      ------------
Total net assets..........................................  $22,279,171     $2,969,726     $2,697,088      $259,442,218
                                                            ===========     ==========     ==========      ============
Investments in shares of The Trusts, at cost..............  $36,999,798     $5,719,208     $5,460,199      $373,689,778
The Trusts shares held
 Class A..................................................           --             --             --        14,703,411
 Class B..................................................    1,229,535        447,248        543,768           547,838

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager   Multimanager   Multimanager
                                                              Core Bond     Health Care    High Yield
                                                           -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $83,012,822    $23,588,193    $133,687,790
Receivable for The Trusts shares sold.....................      409,105        244,778         329,802
Receivable for policy-related transactions................           --             --              --
                                                            -----------    -----------    ------------
  Total assets............................................   83,421,927     23,832,971     134,017,592
                                                            -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................           --             --              --
Payable for policy-related transactions...................      421,465        244,761         360,527
                                                            -----------    -----------    ------------
  Total liabilities.......................................      421,465        244,761         360,527
                                                            -----------    -----------    ------------
Net Assets................................................  $83,000,462    $23,588,210    $133,657,065
                                                            ===========    ===========    ============
Net Assets:
Accumulation Units........................................   82,990,051     23,562,322     132,941,786
Accumulation nonunitized..................................           --             --         676,535
Retained by AXA Equitable in Separate Account FP..........       10,411         25,888          38,744
                                                            -----------    -----------    ------------
Total net assets..........................................  $83,000,462    $23,588,210    $133,657,065
                                                            ===========    ===========    ============
Investments in shares of The Trusts, at cost..............  $85,975,024    $31,567,972    $199,701,207
The Trusts shares held
 Class A..................................................    2,109,921        778,294      32,857,292
 Class B..................................................    6,298,451      2,182,826       4,649,101


                                                                                   Multimanager  Multimanager
                                                                Multimanager        Large Cap      Large Cap
                                                            International Equity   Core Equity      Growth
                                                           ---------------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........       $43,980,666       $5,664,664    $11,822,740
Receivable for The Trusts shares sold.....................                --               --             --
Receivable for policy-related transactions................            13,069           20,759          8,907
                                                                 -----------       ----------    -----------
  Total assets............................................        43,993,735        5,685,423     11,831,647
                                                                 -----------       ----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            18,175           21,496          8,907
Payable for policy-related transactions...................                --               --             --
                                                                 -----------       ----------    -----------
  Total liabilities.......................................            18,175           21,496          8,907
                                                                 -----------       ----------    -----------
Net Assets................................................       $43,975,560       $5,663,927    $11,822,740
                                                                 ===========       ==========    ===========
Net Assets:
Accumulation Units........................................        43,957,815        5,656,531     11,808,434
Accumulation nonunitized..................................                --               --             --
Retained by AXA Equitable in Separate Account FP..........            17,745            7,396         14,306
                                                                 -----------       ----------    -----------
Total net assets..........................................       $43,975,560       $5,663,927    $11,822,740
                                                                 ===========       ==========    ===========
Investments in shares of The Trusts, at cost..............       $74,699,340       $8,893,597    $20,570,414
The Trusts shares held
 Class A..................................................         1,331,350          375,551      1,010,289
 Class B..................................................         3,977,011          435,456      1,209,396

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager  Multimanager
                                                             Large Cap       Mid Cap
                                                               Value         Growth
                                                           ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $30,423,725   $19,574,460
Receivable for The Trusts shares sold.....................           --            --
Receivable for policy-related transactions................       55,152            --
                                                            -----------   -----------
  Total assets............................................   30,478,877    19,574,460
                                                            -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................       55,151         3,650
Payable for policy-related transactions...................           --           934
                                                            -----------   -----------
  Total liabilities.......................................       55,151         4,584
                                                            -----------   -----------
Net Assets................................................  $30,423,726   $19,569,876
                                                            ===========   ===========
Net Assets:
Accumulation Units........................................   30,399,130    19,552,008
Accumulation nonunitized..................................           --            --
Retained by AXA Equitable in Separate Account FP..........       24,596        17,868
                                                            -----------   -----------
Total net assets..........................................  $30,423,726   $19,569,876
                                                            ===========   ===========
Investments in shares of The Trusts, at cost..............  $48,911,212   $34,103,920
The Trusts shares held
 Class A..................................................    1,135,300     1,271,175
 Class B..................................................    3,080,958     2,616,743



                                                            Multimanager   Multimanager   Multimanager
                                                               Mid Cap       Small Cap      Small Cap    Multimanager
                                                                Value         Growth          Value       Technology
                                                           -------------- -------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $37,581,536     $3,505,746    $24,194,459    $47,558,013
Receivable for The Trusts shares sold.....................      102,556        107,579         15,883             --
Receivable for policy-related transactions................           --             --             --         71,997
                                                            -----------     ----------    -----------    -----------
  Total assets............................................   37,684,092      3,613,325     24,210,342     47,630,010
                                                            -----------     ----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................           --             --             --         73,344
Payable for policy-related transactions...................      101,024         85,723         16,441             --
                                                            -----------     ----------    -----------    -----------
  Total liabilities.......................................      101,024         85,723         16,441         73,344
                                                            -----------     ----------    -----------    -----------
Net Assets................................................  $37,583,068     $3,527,602    $24,193,901    $47,556,666
                                                            ===========     ==========    ===========    ===========
Net Assets:
Accumulation Units........................................   37,525,522      3,505,739     24,165,562     47,516,790
Accumulation nonunitized..................................           --             --             --             --
Retained by AXA Equitable in Separate Account FP..........       57,546         21,863         28,339         39,876
                                                            -----------     ----------    -----------    -----------
Total net assets..........................................  $37,583,068     $3,527,602    $24,193,901    $47,556,666
                                                            ===========     ==========    ===========    ===========
Investments in shares of The Trusts, at cost..............  $62,711,210     $5,749,368    $45,608,042    $70,679,841
The Trusts shares held
 Class A..................................................    1,216,487             --      1,286,614        999,416
 Class B..................................................    5,396,522        682,027      2,205,357      5,906,995

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                Target 2015
                                                            Natural Resources   Allocation
                                                           ------------------- ------------
Assets:
Investments in shares of The Trusts, at fair value........     $11,418,205       $877,843
Receivable for The Trusts shares sold.....................              --          1,070
Receivable for policy-related transactions................         193,514             --
                                                               -----------       --------
  Total assets............................................      11,611,719        878,913
                                                               -----------       --------
Liabilities:
Payable for The Trusts shares purchased...................         193,514             --
Payable for policy-related transactions...................              --          1,070
                                                               -----------       --------
  Total liabilities.......................................         193,514          1,070
                                                               -----------       --------
Net Assets................................................     $11,418,205       $877,843
                                                               ===========       ========
Net Assets:
Accumulation Units........................................      11,418,205        877,843
Accumulation nonunitized..................................              --             --
Retained by AXA Equitable in Separate Account FP..........              --             --
                                                               -----------       --------
Total net assets..........................................     $11,418,205       $877,843
                                                               ===========       ========
Investments in shares of The Trusts, at cost..............     $21,044,408       $933,788
The Trusts shares held
 Class A..................................................              --             --
 Class B..................................................         485,055        122,404


                                                            Target 2025   Target 2035   Target 2045   Vanguard VIF
                                                             Allocation    Allocation    Allocation   Equity Index
                                                           ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $658,153      $ 96,590      $ 8,099      $4,110,696
Receivable for The Trusts shares sold.....................         800            --           --          48,923
Receivable for policy-related transactions................          --            --        8,099              --
                                                              --------      --------      -------      ----------
  Total assets............................................     658,953        96,590       16,198       4,159,619
                                                              --------      --------      -------      ----------
Liabilities:
Payable for The Trusts shares purchased...................          --            --        8,099              --
Payable for policy-related transactions...................         800            --           --          48,923
                                                              --------      --------      -------      ----------
  Total liabilities.......................................         800            --        8,099          48,923
                                                              --------      --------      -------      ----------
Net Assets................................................    $658,153      $ 96,590      $ 8,099      $4,110,696
                                                              ========      ========      =======      ==========
Net Assets:
Accumulation Units........................................     658,153        96,590        8,099       4,106,652
Accumulation nonunitized..................................          --            --           --              --
Retained by AXA Equitable in Separate Account FP..........          --            --           --           4,044
                                                              --------      --------      -------      ----------
Total net assets..........................................    $658,153      $ 96,590      $ 8,099      $4,110,696
                                                              ========      ========      =======      ==========
Investments in shares of The Trusts, at cost..............    $657,673      $113,107      $ 8,099      $6,234,529
The Trusts shares held
 Class A..................................................          --            --           --         233,430
 Class B..................................................      96,618        14,645        1,306              --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -----------------   -------------------------
AXA Aggressive Allocation.................     Class A 0.00%          $ 102.02                    211
AXA Aggressive Allocation.................     Class A 0.00%          $  61.59                     15
AXA Aggressive Allocation.................     Class A 0.00%          $  10.27                     --
AXA Aggressive Allocation.................     Class A 0.60%          $  98.84                    311
AXA Aggressive Allocation.................     Class A 0.80%          $  97.80                      2
AXA Aggressive Allocation.................     Class A 0.90%          $  97.29                     18
AXA Aggressive Allocation.................     Class B 0.00%          $ 100.70                    160
AXA Aggressive Allocation.................     Class B 0.60%          $  97.56                     82
AXA Aggressive Allocation.................     Class B 0.90%          $  96.03                     --
AXA Conservative Allocation...............     Class A 0.00%          $ 112.96                     49
AXA Conservative Allocation...............     Class A 0.00%          $  92.34                      1
AXA Conservative Allocation...............     Class A 0.00%          $  10.29                     --
AXA Conservative Allocation...............     Class A 0.60%          $ 109.45                     65
AXA Conservative Allocation...............     Class A 0.80%          $ 108.30                     --
AXA Conservative Allocation...............     Class A 0.90%          $ 107.73                      7
AXA Conservative Allocation...............     Class B 0.00%          $ 111.49                      8
AXA Conservative Allocation...............     Class B 0.60%          $ 108.02                     25
AXA Conservative Allocation...............     Class B 0.90%          $ 106.32                     --
AXA Conservative-Plus Allocation..........     Class A 0.00%          $ 108.88                     50
AXA Conservative-Plus Allocation..........     Class A 0.00%          $  82.70                      1
AXA Conservative-Plus Allocation..........     Class A 0.00%          $  10.29                     --
AXA Conservative-Plus Allocation..........     Class A 0.60%          $ 105.49                     68
AXA Conservative-Plus Allocation..........     Class A 0.80%          $ 104.38                      1
AXA Conservative-Plus Allocation..........     Class A 0.90%          $ 103.83                      6
AXA Conservative-Plus Allocation..........     Class B 0.00%          $ 107.46                     29
AXA Conservative-Plus Allocation..........     Class B 0.60%          $ 104.12                     25
AXA Conservative-Plus Allocation..........     Class B 0.90%          $ 102.48                     --
AXA Moderate Allocation...................     Class A 0.00%          $ 222.23                    448
AXA Moderate Allocation...................     Class A 0.00%          $  77.63                     13
AXA Moderate Allocation...................     Class A 0.00%          $  10.32                     --
AXA Moderate Allocation...................     Class A 0.60%          $ 499.45                  1,570
AXA Moderate Allocation...................     Class A 0.80%          $ 163.22                     22
AXA Moderate Allocation...................     Class A 0.90%          $ 207.64                    358
AXA Moderate Allocation...................     Class B 0.00%          $ 110.24                    136
AXA Moderate Allocation...................     Class B 0.60%          $ 106.25                    636
AXA Moderate Allocation...................     Class B 0.90%          $ 112.73                     --
AXA Moderate-Plus Allocation..............     Class A 0.00%          $ 108.67                    625
AXA Moderate-Plus Allocation..............     Class A 0.00%          $  69.75                     32
AXA Moderate-Plus Allocation..............     Class A 0.00%          $  10.30                     --
AXA Moderate-Plus Allocation..............     Class A 0.60%          $ 105.29                    775
AXA Moderate-Plus Allocation..............     Class A 0.80%          $ 104.19                      5
AXA Moderate-Plus Allocation..............     Class A 0.90%          $ 103.64                    115
AXA Moderate-Plus Allocation..............     Class B 0.00%          $ 107.26                    401
AXA Moderate-Plus Allocation..............     Class B 0.60%          $ 103.92                    326
AXA Moderate-Plus Allocation..............     Class B 0.90%          $ 102.29                     --
EQ/AllianceBernstein Common Stock.........     Class A 0.00%          $ 207.02                    653
EQ/AllianceBernstein Common Stock.........     Class A 0.00%          $  10.04                     --
EQ/AllianceBernstein Common Stock.........     Class A 0.60%          $ 548.15                  1,557
EQ/AllianceBernstein Common Stock.........     Class A 0.80%          $ 133.50                     60
EQ/AllianceBernstein Common Stock.........     Class A 0.90%          $ 228.54                    300
EQ/AllianceBernstein Common Stock.........     Class B 0.00%          $ 207.02                      1
EQ/AllianceBernstein Common Stock.........     Class B 0.00%          $  65.14                     59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 Contract charges   Unit Fair Value   Units Outstanding (000s)
                                                                ------------------ ----------------- -------------------------
EQ/AllianceBernstein Common Stock..............................   Class B 0.60%        $  74.08                1,485
EQ/AllianceBernstein Common Stock..............................   Class B 0.90%        $  71.78                   --
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.00%        $ 213.74                  235
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.00%        $  10.25                   --
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.60%        $ 240.40                  241
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.80%        $ 172.48                    3
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.90%        $ 196.64                   35
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.00%        $ 154.63                    7
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.60%        $ 145.89                  187
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.90%        $ 144.81                   --
EQ/AllianceBernstein International.............................   Class A 0.00%        $ 122.66                  506
EQ/AllianceBernstein International.............................   Class A 0.00%        $  10.59                   --
EQ/AllianceBernstein International.............................   Class A 0.60%        $ 112.92                2,240
EQ/AllianceBernstein International.............................   Class A 0.80%        $  93.07                   16
EQ/AllianceBernstein International.............................   Class A 0.90%        $ 108.32                  220
EQ/AllianceBernstein International.............................   Class B 0.00%        $  84.37                   46
EQ/AllianceBernstein International.............................   Class B 0.60%        $  84.49                  523
EQ/AllianceBernstein International.............................   Class B 0.90%        $  80.34                   --
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.00%        $ 137.63                  207
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.00%        $  10.47                   --
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.60%        $ 128.29                  447
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.80%        $ 125.31                    6
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.90%        $ 123.85                   59
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.00%        $ 113.82                   13
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.60%        $  95.79                  358
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.90%        $  92.81                   --
EQ/Ariel Appreciation II.......................................   Class A 0.00%        $  57.28                   16
EQ/Ariel Appreciation II.......................................   Class A 0.60%        $  56.69                    4
EQ/Ariel Appreciation II.......................................   Class A 0.80%        $  56.50                   --
EQ/Ariel Appreciation II.......................................   Class A 0.90%        $  56.40                   --
EQ/Ariel Appreciation II.......................................   Class B 0.00%        $  70.25                    2
EQ/Ariel Appreciation II.......................................   Class B 0.60%        $  56.45                    2
EQ/Ariel Appreciation II.......................................   Class B 0.90%        $  56.16                   --
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.00%        $ 106.12                   30
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.60%        $ 102.55                   84
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.80%        $ 101.38                   --
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.90%        $ 100.80                    5
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $ 133.48                  103
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $  95.59                   10
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $  10.23                   --
EQ/BlackRock Basic Value Equity................................   Class A 0.60%        $ 129.34                    5
EQ/BlackRock Basic Value Equity................................   Class B 0.00%        $ 177.01                  114
EQ/BlackRock Basic Value Equity................................   Class B 0.60%        $ 165.01                  462
EQ/BlackRock Basic Value Equity................................   Class B 0.60%        $ 107.91                   47
EQ/BlackRock Basic Value Equity................................   Class B 0.80%        $ 161.18                    4
EQ/BlackRock Basic Value Equity................................   Class B 0.90%        $ 159.29                   41
EQ/BlackRock International Value...............................   Class A 0.00%        $ 146.17                  104
EQ/BlackRock International Value...............................   Class A 0.00%        $ 114.79                    6
EQ/BlackRock International Value...............................   Class A 0.00%        $  10.71                   --
EQ/BlackRock International Value...............................   Class A 0.60%        $ 108.89                    6
EQ/BlackRock International Value...............................   Class B 0.00%        $ 107.71                  204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -----------------   -------------------------
EQ/BlackRock International Value.........     Class B 0.60%          $ 112.09                    570
EQ/BlackRock International Value.........     Class B 0.60%          $ 109.78                      9
EQ/BlackRock International Value.........     Class B 0.80%          $  99.90                      3
EQ/BlackRock International Value.........     Class B 0.90%          $ 108.61                     55
EQ/Boston Advisors Equity Income.........     Class A 0.00%          $  66.79                      2
EQ/Boston Advisors Equity Income.........     Class A 0.60%          $  66.11                     43
EQ/Boston Advisors Equity Income.........     Class A 0.80%          $  65.89                     --
EQ/Boston Advisors Equity Income.........     Class A 0.90%          $  65.77                      3
EQ/Boston Advisors Equity Income.........     Class B 0.00%          $  92.72                     41
EQ/Boston Advisors Equity Income.........     Class B 0.60%          $  65.83                     17
EQ/Boston Advisors Equity Income.........     Class B 0.90%          $  65.49                     --
EQ/Calvert Socially Responsible..........     Class A 0.00%          $  97.22                     --
EQ/Calvert Socially Responsible..........     Class B 0.00%          $  61.36                      2
EQ/Calvert Socially Responsible..........     Class B 0.60%          $  57.99                      5
EQ/Calvert Socially Responsible..........     Class B 0.80%          $  56.91                     --
EQ/Calvert Socially Responsible..........     Class B 0.90%          $  56.37                     --
EQ/Capital Guardian Growth...............     Class A 0.00%          $  96.60                      3
EQ/Capital Guardian Growth...............     Class B 0.00%          $  52.31                      8
EQ/Capital Guardian Growth...............     Class B 0.60%          $  56.89                     45
EQ/Capital Guardian Growth...............     Class B 0.60%          $  49.94                      5
EQ/Capital Guardian Growth...............     Class B 0.80%          $  48.52                     --
EQ/Capital Guardian Growth...............     Class B 0.90%          $  55.12                      7
EQ/Capital Guardian Research.............     Class A 0.00%          $ 117.30                     51
EQ/Capital Guardian Research.............     Class A 0.00%          $  86.35                      6
EQ/Capital Guardian Research.............     Class A 0.00%          $   9.97                     --
EQ/Capital Guardian Research.............     Class A 0.60%          $  77.62                      7
EQ/Capital Guardian Research.............     Class B 0.00%          $  89.78                    130
EQ/Capital Guardian Research.............     Class B 0.60%          $  84.88                    647
EQ/Capital Guardian Research.............     Class B 0.80%          $  83.29                      6
EQ/Capital Guardian Research.............     Class B 0.90%          $  82.51                     56
EQ/Caywood-Scholl High Yield Bond........     Class B 0.00%          $  94.21                     10
EQ/Caywood-Scholl High Yield Bond........     Class B 0.00%          $  80.42                      6
EQ/Caywood-Scholl High Yield Bond........     Class B 0.60%          $  79.60                     25
EQ/Caywood-Scholl High Yield Bond........     Class B 0.80%          $  79.33                     --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.90%          $  79.20                      2
EQ/Equity 500 Index......................     Class A 0.00%          $ 239.18                    496
EQ/Equity 500 Index......................     Class A 0.00%          $   9.95                     --
EQ/Equity 500 Index......................     Class A 0.60%          $ 221.05                  1,003
EQ/Equity 500 Index......................     Class A 0.80%          $ 151.11                     17
EQ/Equity 500 Index......................     Class A 0.90%          $ 211.35                    167
EQ/Equity 500 Index......................     Class B 0.00%          $  72.94                     54
EQ/Equity 500 Index......................     Class B 0.60%          $  71.13                    959
EQ/Equity 500 Index......................     Class B 0.90%          $  79.31                     --
EQ/Evergreen International Bond..........     Class A 0.00%          $ 122.61                    106
EQ/Evergreen International Bond..........     Class A 0.00%          $  10.72                     --
EQ/Evergreen International Bond..........     Class A 0.60%          $ 113.66                     83
EQ/Evergreen International Bond..........     Class A 0.80%          $ 113.27                     --
EQ/Evergreen International Bond..........     Class A 0.90%          $ 113.08                      7
EQ/Evergreen International Bond..........     Class B 0.00%          $ 117.74                     17
EQ/Evergreen International Bond..........     Class B 0.60%          $ 113.17                     39
EQ/Evergreen International Bond..........     Class B 0.90%          $ 112.59                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -----------------   -------------------------
EQ/Evergreen Omega.......................     Class A 0.00%          $ 135.74                     3
EQ/Evergreen Omega.......................     Class A 0.00%          $  96.28                     1
EQ/Evergreen Omega.......................     Class A 0.00%          $  10.23                    --
EQ/Evergreen Omega.......................     Class B 0.00%          $  78.25                    33
EQ/Evergreen Omega.......................     Class B 0.60%          $  71.68                    91
EQ/Evergreen Omega.......................     Class B 0.80%          $  72.59                    --
EQ/Evergreen Omega.......................     Class B 0.90%          $  71.91                     5
EQ/Evergreen Omega.......................     Class B 0.90%          $  69.63                    --
EQ/GAMCO Mergers and Acquisitions........     Class B 0.00%          $ 105.99                     7
EQ/GAMCO Mergers and Acquisitions........     Class B 0.00%          $  84.98                     9
EQ/GAMCO Mergers and Acquisitions........     Class B 0.60%          $  84.12                    25
EQ/GAMCO Mergers and Acquisitions........     Class B 0.80%          $  83.83                    --
EQ/GAMCO Mergers and Acquisitions........     Class B 0.90%          $  83.69                     4
EQ/GAMCO Small Company Value.............     Class B 0.00%          $ 106.70                   108
EQ/GAMCO Small Company Value.............     Class B 0.00%          $  69.69                     9
EQ/GAMCO Small Company Value.............     Class B 0.60%          $  68.98                   182
EQ/GAMCO Small Company Value.............     Class B 0.80%          $  68.75                     1
EQ/GAMCO Small Company Value.............     Class B 0.90%          $  68.63                    19
EQ/International Core PLUS...............     Class A 0.00%          $ 145.03                     7
EQ/International Core PLUS...............     Class A 0.60%          $ 109.33                     3
EQ/International Core PLUS...............     Class B 0.00%          $  94.65                    17
EQ/International Core PLUS...............     Class B 0.60%          $  89.19                   126
EQ/International Core PLUS...............     Class B 0.80%          $  87.79                    --
EQ/International Core PLUS...............     Class B 0.90%          $  86.71                     7
EQ/International Growth..................     Class B 0.00%          $ 101.17                    11
EQ/International Growth..................     Class B 0.00%          $  63.40                    35
EQ/International Growth..................     Class B 0.60%          $  62.75                    92
EQ/International Growth..................     Class B 0.80%          $  62.54                    --
EQ/International Growth..................     Class B 0.90%          $  62.43                    18
EQ/JPMorgan Core Bond....................     Class A 0.00%          $ 111.49                   159
EQ/JPMorgan Core Bond....................     Class A 0.60%          $ 114.58                    18
EQ/JPMorgan Core Bond....................     Class B 0.00%          $ 116.70                    28
EQ/JPMorgan Core Bond....................     Class B 0.60%          $ 137.18                   163
EQ/JPMorgan Core Bond....................     Class B 0.60%          $ 134.84                    17
EQ/JPMorgan Core Bond....................     Class B 0.80%          $ 110.25                     1
EQ/JPMorgan Core Bond....................     Class B 0.90%          $ 109.47                    22
EQ/JPMorgan Core Bond....................     Class B 0.90%          $ 132.92                    --
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $ 115.83                     3
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $  88.92                     2
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $  10.18                    --
EQ/JPMorgan Value Opportunities..........     Class B 0.00%          $ 109.02                    47
EQ/JPMorgan Value Opportunities..........     Class B 0.60%          $ 101.63                   128
EQ/JPMorgan Value Opportunities..........     Class B 0.60%          $  71.32                    15
EQ/JPMorgan Value Opportunities..........     Class B 0.80%          $  99.27                     2
EQ/JPMorgan Value Opportunities..........     Class B 0.90%          $  98.11                    17
EQ/Large Cap Core PLUS...................     Class A 0.00%          $  93.29                    --
EQ/Large Cap Core PLUS...................     Class A 0.00%          $ 112.49                     2
EQ/Large Cap Core PLUS...................     Class A 0.00%          $  10.02                    --
EQ/Large Cap Core PLUS...................     Class A 0.60%          $  82.28                    --
EQ/Large Cap Core PLUS...................     Class B 0.00%          $  73.01                    12
EQ/Large Cap Core PLUS...................     Class B 0.60%          $  68.92                    70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -----------------   -------------------------
EQ/Large Cap Core PLUS..................     Class B 0.80%          $  67.61                     --
EQ/Large Cap Core PLUS..................     Class B 0.90%          $  66.96                     20
EQ/Large Cap Growth Index...............     Class A 0.00%          $ 112.82                     45
EQ/Large Cap Growth Index...............     Class A 0.00%          $  93.85                      4
EQ/Large Cap Growth Index...............     Class A 0.00%          $  10.51                     --
EQ/Large Cap Growth Index...............     Class A 0.60%          $  78.82                      1
EQ/Large Cap Growth Index...............     Class B 0.00%          $  56.63                    165
EQ/Large Cap Growth Index...............     Class B 0.60%          $  53.46                  1,086
EQ/Large Cap Growth Index...............     Class B 0.80%          $  52.43                      9
EQ/Large Cap Growth Index...............     Class B 0.90%          $  51.93                     45
EQ/Large Cap Growth PLUS................     Class A 0.00%          $ 129.25                     34
EQ/Large Cap Growth PLUS................     Class A 0.00%          $  98.20                      6
EQ/Large Cap Growth PLUS................     Class A 0.00%          $  10.03                     --
EQ/Large Cap Growth PLUS................     Class A 0.60%          $  83.78                      3
EQ/Large Cap Growth PLUS................     Class B 0.00%          $ 122.89                    109
EQ/Large Cap Growth PLUS................     Class B 0.60%          $ 114.56                    682
EQ/Large Cap Growth PLUS................     Class B 0.60%          $  65.82                     63
EQ/Large Cap Growth PLUS................     Class B 0.80%          $ 111.89                      8
EQ/Large Cap Growth PLUS................     Class B 0.90%          $ 110.58                     45
EQ/Large Cap Value Index................     Class A 0.00%          $  40.02                      5
EQ/Large Cap Value Index................     Class A 0.60%          $  39.62                     23
EQ/Large Cap Value Index................     Class A 0.80%          $  39.48                     --
EQ/Large Cap Value Index................     Class A 0.90%          $  39.41                      1
EQ/Large Cap Value Index................     Class B 0.00%          $  46.45                      7
EQ/Large Cap Value Index................     Class B 0.60%          $  39.45                      4
EQ/Large Cap Value Index................     Class B 0.90%          $  39.25                     --
EQ/Large Cap Value PLUS.................     Class A 0.00%          $ 113.43                    323
EQ/Large Cap Value PLUS.................     Class A 0.00%          $  84.04                     30
EQ/Large Cap Value PLUS.................     Class A 0.00%          $  85.67                    551
EQ/Large Cap Value PLUS.................     Class A 0.00%          $   9.95                     --
EQ/Large Cap Value PLUS.................     Class A 0.60%          $  82.15                     21
EQ/Large Cap Value PLUS.................     Class A 0.60%          $  93.78                  1,796
EQ/Large Cap Value PLUS.................     Class A 0.80%          $  79.46                     32
EQ/Large Cap Value PLUS.................     Class A 0.90%          $  90.87                    263
EQ/Large Cap Value PLUS.................     Class B 0.00%          $  85.09                     48
EQ/Large Cap Value PLUS.................     Class B 0.60%          $  93.15                  1,021
EQ/Large Cap Value PLUS.................     Class B 0.60%          $  80.00                     12
EQ/Large Cap Value PLUS.................     Class B 0.90%          $  90.26                     --
EQ/Long Term Bond.......................     Class A 0.00%          $ 111.98                      6
EQ/Long Term Bond.......................     Class A 0.60%          $ 110.84                     10
EQ/Long Term Bond.......................     Class A 0.80%          $ 110.46                     --
EQ/Long Term Bond.......................     Class A 0.90%          $ 110.27                      1
EQ/Long Term Bond.......................     Class B 0.00%          $ 115.85                      5
EQ/Long Term Bond.......................     Class B 0.60%          $ 110.37                      6
EQ/Long Term Bond.......................     Class B 0.90%          $ 109.80                     --
EQ/Lord Abbett Growth and Income........     Class A 0.00%          $  63.33                      1
EQ/Lord Abbett Growth and Income........     Class A 0.60%          $  62.68                      8
EQ/Lord Abbett Growth and Income........     Class A 0.80%          $  62.47                     --
EQ/Lord Abbett Growth and Income........     Class A 0.90%          $  62.36                      1
EQ/Lord Abbett Growth and Income........     Class B 0.00%          $  82.28                      4
EQ/Lord Abbett Growth and Income........     Class B 0.60%          $  62.41                      1
EQ/Lord Abbett Growth and Income........     Class B 0.90%          $  62.09                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
EQ/Lord Abbett Large Cap Core........     Class A 0.00%          $  72.08                      9
EQ/Lord Abbett Large Cap Core........     Class A 0.60%          $  71.34                     29
EQ/Lord Abbett Large Cap Core........     Class A 0.80%          $  71.10                     --
EQ/Lord Abbett Large Cap Core........     Class A 0.90%          $  70.98                      2
EQ/Lord Abbett Large Cap Core........     Class B 0.00%          $  91.75                      5
EQ/Lord Abbett Large Cap Core........     Class B 0.60%          $  71.03                      9
EQ/Lord Abbett Large Cap Core........     Class B 0.90%          $  70.66                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.00%          $  56.55                    114
EQ/Lord Abbett Mid Cap Value.........     Class A 0.00%          $  10.46                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.60%          $  55.98                    111
EQ/Lord Abbett Mid Cap Value.........     Class A 0.80%          $  55.78                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.90%          $  55.69                     10
EQ/Lord Abbett Mid Cap Value.........     Class B 0.00%          $  77.64                      8
EQ/Marsico Focus.....................     Class A 0.00%          $ 117.39                    203
EQ/Marsico Focus.....................     Class A 0.00%          $  94.45                     11
EQ/Marsico Focus.....................     Class A 0.00%          $   9.77                     --
EQ/Marsico Focus.....................     Class A 0.60%          $ 113.75                     18
EQ/Marsico Focus.....................     Class B 0.00%          $ 112.22                    166
EQ/Marsico Focus.....................     Class B 0.60%          $ 107.44                    590
EQ/Marsico Focus.....................     Class B 0.80%          $ 105.88                      2
EQ/Marsico Focus.....................     Class B 0.90%          $ 105.11                     45
EQ/Mid Cap Index.....................     Class A 0.00%          $ 119.31                    106
EQ/Mid Cap Index.....................     Class A 0.00%          $  80.63                      3
EQ/Mid Cap Index.....................     Class A 0.00%          $  10.43                     --
EQ/Mid Cap Index.....................     Class A 0.60%          $  85.85                      7
EQ/Mid Cap Index.....................     Class B 0.00%          $  76.78                    102
EQ/Mid Cap Index.....................     Class B 0.60%          $  73.03                    567
EQ/Mid Cap Index.....................     Class B 0.80%          $  71.81                      3
EQ/Mid Cap Index.....................     Class B 0.90%          $  71.21                     33
EQ/Mid Cap Value PLUS................     Class A 0.00%          $ 128.00                    111
EQ/Mid Cap Value PLUS................     Class A 0.00%          $  92.17                     10
EQ/Mid Cap Value PLUS................     Class A 0.00%          $  10.38                     --
EQ/Mid Cap Value PLUS................     Class A 0.60%          $  92.94                      8
EQ/Mid Cap Value PLUS................     Class B 0.00%          $ 119.04                    127
EQ/Mid Cap Value PLUS................     Class B 0.60%          $ 110.96                    781
EQ/Mid Cap Value PLUS................     Class B 0.60%          $ 107.79                     45
EQ/Mid Cap Value PLUS................     Class B 0.80%          $ 108.38                      6
EQ/Mid Cap Value PLUS................     Class B 0.90%          $ 107.12                     64
EQ/Mid Cap Value PLUS................     Class B 0.90%          $  84.45                     --
EQ/Money Market......................     Class A 0.00%          $ 171.41                  1,191
EQ/Money Market......................     Class A 0.00%          $  10.00                     --
EQ/Money Market......................     Class A 0.60%          $ 252.39                    738
EQ/Money Market......................     Class A 0.80%          $ 143.99                      4
EQ/Money Market......................     Class A 0.90%          $ 160.16                     77
EQ/Money Market......................     Class B 0.00%          $ 131.49                    101
EQ/Money Market......................     Class B 0.60%          $ 129.77                    424
EQ/Money Market......................     Class B 0.90%          $ 125.74                     --
EQ/Montag & Caldwell Growth..........     Class A 0.00%          $  78.71                      7
EQ/Montag & Caldwell Growth..........     Class A 0.60%          $  77.91                     64
EQ/Montag & Caldwell Growth..........     Class A 0.80%          $  77.65                     --
EQ/Montag & Caldwell Growth..........     Class A 0.90%          $  77.51                      5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
EQ/Montag & Caldwell Growth..........     Class B 0.00%          $  96.84                    22
EQ/Montag & Caldwell Growth..........     Class B 0.60%          $  77.59                    27
EQ/Montag & Caldwell Growth..........     Class B 0.90%          $  77.20                    --
EQ/PIMCO Real Return.................     Class B 0.00%          $ 107.64                    32
EQ/PIMCO Real Return.................     Class B 0.00%          $ 104.47                    55
EQ/PIMCO Real Return.................     Class B 0.60%          $ 103.41                   194
EQ/PIMCO Real Return.................     Class B 0.80%          $ 103.06                     1
EQ/PIMCO Real Return.................     Class B 0.90%          $ 102.88                    11
EQ/Quality Bond PLUS.................     Class A 0.00%          $ 210.91                   176
EQ/Quality Bond PLUS.................     Class A 0.00%          $  10.21                    --
EQ/Quality Bond PLUS.................     Class A 0.60%          $ 181.51                   274
EQ/Quality Bond PLUS.................     Class A 0.80%          $ 167.39                     3
EQ/Quality Bond PLUS.................     Class A 0.90%          $ 173.33                    33
EQ/Quality Bond PLUS.................     Class B 0.00%          $ 143.26                     5
EQ/Quality Bond PLUS.................     Class B 0.60%          $ 134.95                   189
EQ/Quality Bond PLUS.................     Class B 0.90%          $ 133.03                    --
EQ/Short Duration Bond...............     Class A 0.00%          $ 102.15                     6
EQ/Short Duration Bond...............     Class A 0.60%          $ 101.11                    11
EQ/Short Duration Bond...............     Class A 0.80%          $ 100.77                    --
EQ/Short Duration Bond...............     Class A 0.90%          $ 100.59                     4
EQ/Short Duration Bond...............     Class B 0.00%          $ 108.04                     4
EQ/Short Duration Bond...............     Class B 0.60%          $ 100.68                     3
EQ/Short Duration Bond...............     Class B 0.90%          $ 100.16                    --
EQ/Small Company Index...............     Class A 0.00%          $ 154.05                    66
EQ/Small Company Index...............     Class A 0.00%          $  61.67                     3
EQ/Small Company Index...............     Class A 0.00%          $  10.39                    --
EQ/Small Company Index...............     Class A 0.60%          $ 102.07                    15
EQ/Small Company Index...............     Class A 0.60%          $ 131.67                   111
EQ/Small Company Index...............     Class A 0.80%          $ 129.43                    --
EQ/Small Company Index...............     Class A 0.90%          $ 128.69                    12
EQ/Small Company Index...............     Class B 0.00%          $ 112.68                    22
EQ/Small Company Index...............     Class B 0.60%          $ 116.95                    46
EQ/Small Company Index...............     Class B 0.60%          $ 115.45                     3
EQ/Small Company Index...............     Class B 0.90%          $ 113.32                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  54.91                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  55.00                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  55.72                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  58.41                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  58.29                    10
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  10.12                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.60%          $  57.76                     2
EQ/T. Rowe Price Growth Stock........     Class B 0.00%          $  69.00                    20
EQ/T. Rowe Price Growth Stock........     Class B 0.00%          $  58.05                    49
EQ/T. Rowe Price Growth Stock........     Class B 0.60%          $  57.52                   236
EQ/T. Rowe Price Growth Stock........     Class B 0.80%          $  57.35                     1
EQ/T. Rowe Price Growth Stock........     Class B 0.90%          $  57.26                     7
EQ/UBS Growth and Income.............     Class B 0.00%          $  82.71                    17
EQ/UBS Growth and Income.............     Class B 0.00%          $  57.54                    --
EQ/UBS Growth and Income.............     Class B 0.60%          $  56.95                    32
EQ/UBS Growth and Income.............     Class B 0.80%          $  56.75                    --
EQ/UBS Growth and Income.............     Class B 0.90%          $  56.66                     2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -----------------   -------------------------
EQ/Van Kampen Comstock.......................     Class A 0.00%          $  58.43                     7
EQ/Van Kampen Comstock.......................     Class A 0.60%          $  57.84                    10
EQ/Van Kampen Comstock.......................     Class A 0.80%          $  57.64                    --
EQ/Van Kampen Comstock.......................     Class A 0.90%          $  57.54                     2
EQ/Van Kampen Comstock.......................     Class B 0.00%          $  74.98                     6
EQ/Van Kampen Comstock.......................     Class B 0.60%          $  57.59                     3
EQ/Van Kampen Comstock.......................     Class B 0.90%          $  57.29                    --
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $ 240.26                    78
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $ 149.22                    16
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $  10.55                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.00%          $ 129.67                   256
EQ/Van Kampen Emerging Markets Equity........     Class B 0.60%          $ 121.09                   749
EQ/Van Kampen Emerging Markets Equity........     Class B 0.60%          $ 164.18                    27
EQ/Van Kampen Emerging Markets Equity........     Class B 0.80%          $ 118.35                     4
EQ/Van Kampen Emerging Markets Equity........     Class B 0.90%          $ 117.00                    58
EQ/Van Kampen Mid Cap Growth.................     Class A 0.00%          $  60.33                    44
EQ/Van Kampen Mid Cap Growth.................     Class A 0.60%          $  59.71                   110
EQ/Van Kampen Mid Cap Growth.................     Class A 0.80%          $  59.51                    --
EQ/Van Kampen Mid Cap Growth.................     Class A 0.90%          $  59.40                    10
EQ/Van Kampen Mid Cap Growth.................     Class B 0.00%          $  87.96                    14
EQ/Van Kampen Mid Cap Growth.................     Class B 0.60%          $  59.45                    44
EQ/Van Kampen Mid Cap Growth.................     Class B 0.90%          $  59.15                    --
EQ/Van Kampen Real Estate....................     Class A 0.00%          $  51.22                   387
EQ/Van Kampen Real Estate....................     Class A 0.00%          $  10.05                    --
EQ/Van Kampen Real Estate....................     Class A 0.60%          $  50.76                   447
EQ/Van Kampen Real Estate....................     Class A 0.80%          $  50.61                     2
EQ/Van Kampen Real Estate....................     Class A 0.90%          $  50.53                    29
EQ/Van Kampen Real Estate....................     Class B 0.00%          $  50.98                    36
Fidelity VIP Asset Manager: Growth...........     Class B 0.00%          $ 105.49                    42
Fidelity VIP Asset Manager: Growth...........     Class B 0.00%          $  10.20                    --
Fidelity VIP Contrafund......................     Class B 0.00%          $ 127.83                   205
Fidelity VIP Contrafund......................     Class B 0.00%          $  10.19                    --
Fidelity VIP Equity-Income...................     Class B 0.00%          $ 106.04                    43
Fidelity VIP Equity-Income...................     Class B 0.00%          $   9.98                    --
Fidelity VIP Growth & Income.................     Class B 0.00%          $  97.68                    30
Fidelity VIP Growth & Income.................     Class B 0.00%          $   9.95                    --
Fidelity VIP High Income.....................     Class B 0.00%          $ 109.02                    60
Fidelity VIP High Income.....................     Class B 0.00%          $  10.48                    --
Fidelity VIP Investment Grade Bond...........     Class B 0.00%          $ 113.78                    73
Fidelity VIP Investment Grade Bond...........     Class B 0.00%          $  10.36                    --
Fidelity VIP Mid Cap.........................     Class B 0.00%          $ 165.82                   134
Fidelity VIP Mid Cap.........................     Class B 0.00%          $  10.41                    --
Fidelity VIP Value...........................     Class B 0.00%          $  93.44                    32
Fidelity VIP Value...........................     Class B 0.00%          $  10.33                    --
Fidelity VIP Value Startegies................     Class B 0.00%          $ 107.18                    25
Fidelity VIP Value Startegies................     Class B 0.00%          $  10.45                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -----------------   -------------------------
Multimanager Aggressive Equity............     Class A 0.00%          $ 105.45                   219
Multimanager Aggressive Equity............     Class A 0.00%          $  57.33                     2
Multimanager Aggressive Equity............     Class A 0.00%          $  10.13                    --
Multimanager Aggressive Equity............     Class A 0.60%          $ 422.87                   500
Multimanager Aggressive Equity............     Class A 0.80%          $  62.58                    29
Multimanager Aggressive Equity............     Class A 0.90%          $ 112.68                   120
Multimanager Aggressive Equity............     Class B 0.00%          $  54.13                     4
Multimanager Aggressive Equity............     Class B 0.60%          $  51.30                   174
Multimanager Aggressive Equity............     Class B 0.90%          $  49.70                    --
Multimanager Core Bond....................     Class A 0.00%          $ 129.13                   144
Multimanager Core Bond....................     Class A 0.00%          $ 122.01                    10
Multimanager Core Bond....................     Class A 0.00%          $  10.34                    --
Multimanager Core Bond....................     Class A 0.60%          $ 130.57                     8
Multimanager Core Bond....................     Class B 0.00%          $ 134.03                   124
Multimanager Core Bond....................     Class B 0.60%          $ 128.51                   327
Multimanager Core Bond....................     Class B 0.80%          $ 126.71                     1
Multimanager Core Bond....................     Class B 0.90%          $ 125.82                    27
Multimanager Health Care..................     Class A 0.00%          $ 131.88                    40
Multimanager Health Care..................     Class A 0.00%          $ 106.08                     3
Multimanager Health Care..................     Class A 0.00%          $  10.48                    --
Multimanager Health Care..................     Class A 0.60%          $ 100.82                     7
Multimanager Health Care..................     Class B 0.00%          $ 103.14                    52
Multimanager Health Care..................     Class B 0.60%          $  98.89                   114
Multimanager Health Care..................     Class B 0.80%          $  97.50                    --
Multimanager Health Care..................     Class B 0.90%          $  96.81                     7
Multimanager High Yield...................     Class A 0.00%          $ 173.57                   232
Multimanager High Yield...................     Class A 0.00%          $  10.67                    --
Multimanager High Yield...................     Class A 0.60%          $ 303.79                   223
Multimanager High Yield...................     Class A 0.80%          $ 121.80                     6
Multimanager High Yield...................     Class A 0.90%          $ 182.46                    42
Multimanager High Yield...................     Class B 0.00%          $ 105.63                    18
Multimanager High Yield...................     Class B 0.60%          $  86.07                   169
Multimanager High Yield...................     Class B 0.90%          $  83.40                    --
Multimanager International Equity.........     Class A 0.00%          $ 147.41                    70
Multimanager International Equity.........     Class A 0.60%          $ 106.70                     6
Multimanager International Equity.........     Class B 0.00%          $ 139.42                    18
Multimanager International Equity.........     Class B 0.60%          $ 103.13                   274
Multimanager International Equity.........     Class B 0.80%          $ 133.20                    --
Multimanager International Equity.........     Class B 0.90%          $ 100.97                    21
Multimanager Large Cap Core Equity........     Class A 0.00%          $ 116.08                    22
Multimanager Large Cap Core Equity........     Class A 0.60%          $  82.32                     1
Multimanager Large Cap Core Equity........     Class B 0.00%          $ 104.18                     3
Multimanager Large Cap Core Equity........     Class B 0.60%          $  80.32                    33
Multimanager Large Cap Core Equity........     Class B 0.80%          $  99.53                    --
Multimanager Large Cap Core Equity........     Class B 0.90%          $  78.64                     1
Multimanager Large Cap Growth.............     Class A 0.00%          $  95.18                    56
Multimanager Large Cap Growth.............     Class A 0.60%          $  64.40                     2
Multimanager Large Cap Growth.............     Class B 0.00%          $  85.44                     8
Multimanager Large Cap Growth.............     Class B 0.60%          $  60.08                    86
Multimanager Large Cap Growth.............     Class B 0.80%          $  81.63                    --
Multimanager Large Cap Growth.............     Class B 0.90%          $  58.83                     9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
Multimanager Large Cap Value.........     Class A 0.00%          $ 132.72                    57
Multimanager Large Cap Value.........     Class A 0.60%          $  96.40                     6
Multimanager Large Cap Value.........     Class B 0.00%          $ 120.96                    18
Multimanager Large Cap Value.........     Class B 0.60%          $  95.50                   196
Multimanager Large Cap Value.........     Class B 0.80%          $ 115.56                    --
Multimanager Large Cap Value.........     Class B 0.90%          $  93.50                    14
Multimanager Mid Cap Growth..........     Class A 0.00%          $ 128.57                    49
Multimanager Mid Cap Growth..........     Class A 0.60%          $  75.35                     2
Multimanager Mid Cap Growth..........     Class B 0.00%          $ 114.40                     7
Multimanager Mid Cap Growth..........     Class B 0.60%          $  70.81                   156
Multimanager Mid Cap Growth..........     Class B 0.80%          $ 109.30                    --
Multimanager Mid Cap Growth..........     Class B 0.90%          $  69.33                    17
Multimanager Mid Cap Value...........     Class A 0.00%          $ 144.68                    43
Multimanager Mid Cap Value...........     Class A 0.00%          $  95.24                     5
Multimanager Mid Cap Value...........     Class A 0.00%          $  10.82                    --
Multimanager Mid Cap Value...........     Class A 0.60%          $  92.10                     3
Multimanager Mid Cap Value...........     Class B 0.00%          $  95.50                    57
Multimanager Mid Cap Value...........     Class B 0.60%          $  91.56                   253
Multimanager Mid Cap Value...........     Class B 0.80%          $  90.27                     1
Multimanager Mid Cap Value...........     Class B 0.90%          $  89.64                    20
Multimanager Small Cap Growth........     Class B 0.00%          $  81.71                    33
Multimanager Small Cap Growth........     Class B 0.00%          $  55.72                     1
Multimanager Small Cap Growth........     Class B 0.60%          $  54.91                    --
Multimanager Small Cap Growth........     Class B 0.60%          $  55.00                    --
Multimanager Small Cap Growth........     Class B 0.60%          $  55.18                    13
Multimanager Small Cap Growth........     Class B 0.60%          $  55.72                    --
Multimanager Small Cap Growth........     Class B 0.80%          $  55.00                    --
Multimanager Small Cap Growth........     Class B 0.90%          $  54.91                     1
Multimanager Small Cap Value.........     Class A 0.00%          $ 121.87                    67
Multimanager Small Cap Value.........     Class A 0.60%          $ 118.09                     6
Multimanager Small Cap Value.........     Class B 0.00%          $ 128.82                     9
Multimanager Small Cap Value.........     Class B 0.60%          $ 121.88                   105
Multimanager Small Cap Value.........     Class B 0.60%          $ 118.67                     5
Multimanager Small Cap Value.........     Class B 0.80%          $ 119.49                    --
Multimanager Small Cap Value.........     Class B 0.90%          $ 118.36                     6
Multimanager Small Cap Value.........     Class B 0.90%          $ 118.09                    --
Multimanager Technology..............     Class A 0.00%          $ 140.56                    47
Multimanager Technology..............     Class A 0.00%          $  10.06                    --
Multimanager Technology..............     Class A 0.60%          $  75.38                     4
Multimanager Technology..............     Class B 0.00%          $ 115.13                    64
Multimanager Technology..............     Class B 0.60%          $  68.04                   467
Multimanager Technology..............     Class B 0.80%          $ 109.99                     1
Multimanager Technology..............     Class B 0.90%          $  66.61                    19
Natural Resources....................     Class B 0.00%          $  44.71                   255
Natural Resources....................     Class B 0.00%          $  11.50                    --
Target 2015 Allocation...............     Class B 0.00%          $  81.10                    11
Target 2015 Allocation...............     Class B 0.00%          $  10.32                    --
Target 2025 Allocation...............     Class B 0.00%          $  76.56                     9
Target 2025 Allocation...............     Class B 0.00%          $  10.29                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Fair Value     Units Outstanding (000s)
                                    ------------------   -----------------   -------------------------
Target 2035 Allocation...........     Class B 0.00%           $ 73.61                     1
Target 2035 Allocation...........     Class B 0.00%           $ 10.28                    --
Target 2045 Allocation...........     Class B 0.00%           $ 70.47                    --
Target 2045 Allocation...........     Class B 0.00%           $ 10.26                    --
Vanguard VIF Equity Index........     Class A 0.60%           $ 85.02                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus     AXA Moderate
                                                      Allocation        Allocation            Allocation           Allocation
                                                   ---------------- ------------------ ----------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................  $   1,692,307      $    817,329         $    776,488        $   47,547,941
  Expenses:
    Mortality and expense risk charges............        329,115            59,756               63,996             7,353,138
                                                    -------------      ------------         ------------        --------------
Net Investment Income (Loss)......................      1,363,192           757,573              712,492            40,194,803
                                                    -------------      ------------         ------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........     (2,691,763)         (443,431)            (794,871)            5,776,048
    Realized gain distribution from The Trusts....      6,539,431           195,608              463,176            52,367,449
                                                    -------------      ------------         ------------        --------------
  Net realized gain (loss)........................      3,847,668          (247,823)            (331,695)           58,143,497
                                                    -------------      ------------         ------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments.................    (51,567,418)       (2,099,502)          (4,231,229)         (455,897,773)
                                                    -------------      ------------         ------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................    (47,719,750)       (2,347,325)          (4,562,924)         (397,754,276)
                                                    -------------      ------------         ------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................  $ (46,356,558)     $ (1,589,752)        $ (3,850,432)       $ (357,559,473)
                                                    =============      ============         ============        ==============


                                                                                                EQ/AllianceBernstein
                                                                                                    Intermediate
                                                     AXA Moderate-Plus   EQ/AllianceBernstein        Government
                                                         Allocation          Common Stock            Securities
                                                    ------------------- ---------------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $    7,002,514        $   31,611,280          $4,890,186
  Expenses:
    Mortality and expense risk charges............           961,938             9,962,262             594,944
                                                      --------------        --------------          ----------
Net Investment Income (Loss)......................         6,040,576            21,649,018           4,295,242
                                                      --------------        --------------          ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (4,854,011)          (52,386,603)           (153,106)
    Realized gain distribution from The Trusts....        14,375,161                    --                  --
                                                      --------------        --------------          ----------
  Net realized gain (loss)........................         9,521,150           (52,386,603)           (153,106)
                                                      --------------        --------------          ----------
  Change in unrealized appreciation
    (depreciation) of investments.................      (118,793,848)         (945,707,687)            632,384
                                                      --------------        --------------          ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................      (109,272,698)         (998,094,290)            479,278
                                                      --------------        --------------          ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ (103,232,122)       $ (976,445,272)         $4,774,520
                                                      ==============        ==============          ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                             EQ/AllianceBernstein
                                                      EQ/AllianceBernstein        Small Cap
                                                          International             Growth
                                                     ---------------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   18,367,014        $       12,477
  Expenses:
    Mortality and expense risk charges............          3,418,919               949,357
                                                         --------------        --------------
Net Investment Income (Loss)......................         14,948,095              (936,880)
                                                         --------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         11,177,957            (1,904,389)
    Realized gain distribution from The Trusts....         10,865,079               265,977
                                                         --------------        --------------
  Net realized gain (loss)........................         22,043,036            (1,638,412)
                                                         --------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (460,109,720)         (106,250,332)
                                                         --------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (438,066,684)         (107,888,744)
                                                         --------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (423,118,589)       $ (108,825,624)
                                                         ==============        ==============


                                                                        EQ/AXA Rosenberg    EQ/BlackRock
                                                          EQ/Ariel       VIT Value Long/     Basic Value       EQ/BlackRock
                                                      Appreciation II     Short Equity         Equity       International Value
                                                     ----------------- ------------------ ---------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $   17,373         $   23,775      $   2,857,351      $   3,590,944
  Expenses:
    Mortality and expense risk charges............           2,465             69,705            772,221            683,069
                                                        ----------         ----------      -------------      -------------
Net Investment Income (Loss)......................          14,908            (45,930)         2,085,130          2,907,875
                                                        ----------         ----------      -------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (109,017)          (254,068)        (2,508,258)        (2,190,741)
    Realized gain distribution from The Trusts....           6,020                 --            788,439          4,067,140
                                                        ----------         ----------      -------------      -------------
  Net realized gain (loss)........................        (102,997)          (254,068)        (1,719,819)         1,876,399
                                                        ----------         ----------      -------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments.................        (463,422)          (492,908)       (73,211,981)       (93,222,321)
                                                        ----------         ----------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................        (566,419)          (746,976)       (74,931,800)       (91,345,922)
                                                        ----------         ----------      -------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $ (551,511)        $ (792,906)     $ (72,846,670)     $ (88,438,047)
                                                        ==========         ==========      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Boston Advisors       EQ/Calvert
                                                        Equity Income     Socially Responsible
                                                     ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $    212,606           $    2,137
  Expenses:
    Mortality and expense risk charges............            17,297                2,836
                                                        ------------           ----------
Net Investment Income (Loss)......................           195,309                 (699)
                                                        ------------           ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........          (366,364)            (155,242)
    Realized gain distribution from The Trusts....            84,096                9,812
                                                        ------------           ----------
  Net realized gain (loss)........................          (282,268)            (145,430)
                                                        ------------           ----------
  Change in unrealized appreciation
    (depreciation) of investments.................        (2,522,435)            (238,510)
                                                        ------------           ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................        (2,804,703)            (383,940)
                                                        ------------           ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $ (2,609,394)          $ (384,639)
                                                        ============           ==========


                                                         EQ/Capital         EQ/Capital      EQ/Caywood-Scholl      EQ/Equity
                                                      Guardian Growth   Guardian Research    High Yield Bond       500 Index
                                                     ----------------- ------------------- ------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $     11,439       $   1,104,489       $     315,410     $   11,647,444
  Expenses:
    Mortality and expense risk charges............           33,302             579,974              14,119          2,915,103
                                                       ------------       -------------       -------------     --------------
Net Investment Income (Loss)......................          (21,863)            524,515             301,291          8,732,341
                                                       ------------       -------------       -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         (435,514)          2,214,171            (347,882)        (2,057,199)
    Realized gain distribution from The Trusts....               --           1,975,986                  --          6,029,096
                                                       ------------       -------------       -------------     --------------
  Net realized gain (loss)........................         (435,514)          4,190,157            (347,882)         3,971,897
                                                       ------------       -------------       -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (2,465,994)        (60,515,259)           (822,396)      (285,887,312)
                                                       ------------       -------------       -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (2,901,508)        (56,325,102)         (1,170,278)      (281,915,415)
                                                       ------------       -------------       -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (2,923,371)      $ (55,800,587)      $    (868,987)    $ (273,183,074)
                                                       ============       =============       =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Evergreen       EQ/Evergreen
                                                      International Bond        Omega
                                                     -------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $   5,092,377       $     68,245
  Expenses:
    Mortality and expense risk charges............             72,008             50,805
                                                        -------------       ------------
Net Investment Income (Loss)......................          5,020,369             17,440
                                                        -------------       ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........           (312,855)          (521,251)
    Realized gain distribution from The Trusts....                 --            182,422
                                                        -------------       ------------
  Net realized gain (loss)........................           (312,855)          (338,829)
                                                        -------------       ------------
  Change in unrealized appreciation
    (depreciation) of investments.................         (4,458,311)        (3,222,041)
                                                        -------------       ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (4,771,166)        (3,560,870)
                                                        -------------       ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $     249,203       $ (3,543,430)
                                                        =============       ============


                                                        EQ/GAMCO        EQ/GAMCO
                                                       Mergers and   Small Company   EQ/International   EQ/International
                                                      Acquisitions       Value           Core PLUS           Growth
                                                     -------------- --------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   21,953    $    180,788     $     323,741      $    135,609
  Expenses:
    Mortality and expense risk charges............         13,500          81,743            89,460            58,169
                                                       ----------    ------------     -------------      ------------
Net Investment Income (Loss)......................          8,453          99,045           234,281            77,440
                                                       ----------    ------------     -------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........       (163,474)     (1,060,290)       (1,818,385)       (1,208,695)
    Realized gain distribution from The Trusts....        161,860         949,092           260,340           246,445
                                                       ----------    ------------     -------------      ------------
  Net realized gain (loss)........................         (1,614)       (111,198)       (1,558,045)         (962,250)
                                                       ----------    ------------     -------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (573,981)     (9,327,813)       (9,198,184)       (5,280,077)
                                                       ----------    ------------     -------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (575,595)     (9,439,011)      (10,756,229)       (6,242,327)
                                                       ----------    ------------     -------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (567,142)   $ (9,339,966)    $ (10,521,948)     $ (6,164,887)
                                                       ==========    ============     =============      ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/JPMorgan        EQ/JPMorgan
                                                        Core Bond     Value Opportunities
                                                     --------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $  2,484,430       $     573,759
  Expenses:
    Mortality and expense risk charges............         215,006             148,991
                                                      ------------       -------------
Net Investment Income (Loss)......................       2,269,424             424,768
                                                      ------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........      (1,352,739)         (3,068,362)
    Realized gain distribution from The Trusts....              --             346,453
                                                      ------------       -------------
  Net realized gain (loss)........................      (1,352,739)         (2,721,909)
                                                      ------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments.................      (6,500,520)        (13,551,374)
                                                      ------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................      (7,853,259)        (16,273,283)
                                                      ------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ (5,583,835)      $ (15,848,515)
                                                      ============       =============


                                                       EQ/Large Cap     EQ/Large Cap     EQ/Large Cap     EQ/Large Cap
                                                         Core PLUS      Growth Index      Growth PLUS      Value Index
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $     36,894    $     158,795    $     177,444     $     39,814
  Expenses:
    Mortality and expense risk charges............           59,349          487,639          782,832            7,796
                                                       ------------    -------------    -------------     ------------
Net Investment Income (Loss)......................          (22,455)        (328,844)        (605,388)          32,018
                                                       ------------    -------------    -------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         (919,738)        (741,882)       1,010,527         (419,619)
    Realized gain distribution from The Trusts....               --               --               --           54,511
                                                       ------------    -------------    -------------     ------------
  Net realized gain (loss)........................         (919,738)        (741,882)       1,010,527         (365,108)
                                                       ------------    -------------    -------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (3,562,832)     (42,772,545)     (69,853,979)      (1,239,085)
                                                       ------------    -------------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (4,482,570)     (43,514,427)     (68,843,452)      (1,604,193)
                                                       ------------    -------------    -------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (4,505,025)   $ (43,843,271)   $ (69,448,840)    $ (1,572,175)
                                                       ============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap      EQ/Long
                                                         Value PLUS      Term Bond
                                                     ------------------ -----------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   17,547,844    $ 163,235
  Expenses:
    Mortality and expense risk charges............          2,821,591        8,782
                                                       --------------    ---------
Net Investment Income (Loss)......................         14,726,253      154,453
                                                       --------------    ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (32,039,818)     (12,561)
    Realized gain distribution from The Trusts....                 --       17,987
                                                       --------------    ---------
  Net realized gain (loss)........................        (32,039,818)       5,426
                                                       --------------    ---------
  Change in unrealized appreciation
    (depreciation) of investments.................       (295,320,703)       7,196
                                                       --------------    ---------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (327,360,521)      12,622
                                                       --------------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (312,634,268)   $ 167,075
                                                       ==============    =========


                                                        EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                      Growth and Income   Large Cap Core    Mid Cap Value        Focus
                                                     ------------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................       $   21,896        $     56,355     $    309,354    $   1,560,647
  Expenses:
    Mortality and expense risk charges............            4,027              13,643           58,198          610,104
                                                         ----------        ------------     ------------    -------------
Net Investment Income (Loss)......................           17,869              42,712          251,156          950,543
                                                         ----------        ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........          (79,419)           (232,597)      (1,658,499)         796,571
    Realized gain distribution from The Trusts....            2,658              22,857          544,914        1,610,927
                                                         ----------        ------------     ------------    -------------
  Net realized gain (loss)........................          (76,761)           (209,740)      (1,113,585)       2,407,498
                                                         ----------        ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments.................         (381,127)         (1,038,192)      (8,086,968)     (79,537,808)
                                                         ----------        ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (457,888)         (1,247,932)      (9,200,553)     (77,130,310)
                                                         ----------        ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................       $ (440,019)       $ (1,205,220)    $ (8,949,397)   $ (76,179,767)
                                                         ==========        ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap       EQ/Mid Cap
                                                           Index          Value PLUS
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     945,695    $   2,796,755
  Expenses:
    Mortality and expense risk charges..............         451,924          944,277
                                                       -------------    -------------
Net Investment Income (Loss)........................         493,771        1,852,478
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (4,454,539)     (18,623,984)
    Realized gain distribution from The Trusts......       1,142,826               --
                                                       -------------    -------------
  Net realized gain (loss)..........................      (3,311,713)     (18,623,984)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (62,531,630)     (74,979,932)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (65,843,343)     (93,603,916)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (65,349,572)   $ (91,751,438)
                                                       =============    =============



                                                        EQ/Money       EQ/Montag &        EQ/PIMCO       EQ/Quality
                                                         Market      Caldwell Growth    Real Return      Bond PLUS
                                                     -------------- ----------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $10,504,070     $     40,009     $    881,838    $   7,213,000
  Expenses:
    Mortality and expense risk charges............      1,553,645           44,388           97,928          560,493
                                                      -----------     ------------     ------------    -------------
Net Investment Income (Loss)......................      8,950,425           (4,379)         783,910        6,652,507
                                                      -----------     ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (52,501)        (641,630)        (487,939)      (1,568,982)
    Realized gain distribution from The Trusts....             --               --        1,639,848               --
                                                      -----------     ------------     ------------    -------------
  Net realized gain (loss)........................        (52,501)        (641,630)       1,151,909       (1,568,982)
                                                      -----------     ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments.................         47,770       (3,355,429)      (4,513,628)     (14,203,456)
                                                      -----------     ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (4,731)      (3,997,059)      (3,361,719)     (15,772,438)
                                                      -----------     ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ 8,945,694     $ (4,001,438)    $ (2,577,809)   $  (9,119,931)
                                                      ===========     ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Short         EQ/Small
                                                      Duration Bond    Company Index
                                                     --------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $  170,552      $     483,696
  Expenses:
    Mortality and expense risk charges..............       10,679            198,705
                                                       ----------      -------------
Net Investment Income (Loss)........................      159,873            284,991
                                                       ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (27,376)        (2,433,558)
    Realized gain distribution from The Trusts......           --          3,972,701
                                                       ----------      -------------
  Net realized gain (loss)..........................      (27,376)         1,539,143
                                                       ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (215,505)       (20,813,018)
                                                       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (242,881)       (19,273,875)
                                                       ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $  (83,008)     $ (18,988,884)
                                                       ==========      =============


                                                                                                          EQ/Van Kampen
                                                      EQ/T. Rowe Price   EQ/UBS Growth   EQ/Van Kampen   Emerging Markets
                                                        Growth Stock       and Income       Comstock          Equity
                                                     ------------------ --------------- --------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         920     $     57,289     $   43,731     $      457,968
  Expenses:
    Mortality and expense risk charges..............         126,282           15,441          4,572          1,203,925
                                                       -------------     ------------     ----------     --------------
Net Investment Income (Loss)........................        (125,362)          41,848         39,159           (745,957)
                                                       -------------     ------------     ----------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (294,899)        (205,597)      (149,801)        13,529,852
    Realized gain distribution from The Trusts......           5,676               --         16,789         14,885,102
                                                       -------------     ------------     ----------     --------------
  Net realized gain (loss)..........................        (289,223)        (205,597)      (133,012)        28,414,954
                                                       -------------     ------------     ----------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (13,525,544)      (1,861,981)      (664,233)      (253,802,672)
                                                       -------------     ------------     ----------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (13,814,767)      (2,067,578)      (797,245)      (225,387,718)
                                                       -------------     ------------     ----------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (13,940,129)    $ (2,025,730)    $ (758,086)    $ (226,133,675)
                                                       =============     ============     ==========     ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Van Kampen
                                                          Mid Cap       EQ/Van Kampen
                                                          Growth         Real Estate
                                                     ---------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   1,788,309
  Expenses:
    Mortality and expense risk charges..............         80,401           236,093
                                                      -------------     -------------
Net Investment Income (Loss)........................        (80,401)        1,552,216
                                                      -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (1,304,485)       (9,117,193)
    Realized gain distribution from The Trusts......             --           523,839
                                                      -------------     -------------
  Net realized gain (loss)..........................     (1,304,485)       (8,593,354)
                                                      -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (9,404,040)      (22,980,129)
                                                      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (10,708,525)      (31,573,483)
                                                      -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (10,788,926)    $ (30,021,267)
                                                      =============     =============


                                                       Fidelity VIP
                                                      Asset Manager:    Fidelity VIP     Fidelity VIP    Fidelity VIP
                                                          Growth         Contrafund     Equity-Income   Growth & Income
                                                     ---------------- ---------------- --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $    106,346    $     304,747    $    155,724     $     43,019
  Expenses:
    Mortality and expense risk charges.............              --               --              --               --
                                                       ------------    -------------    ------------     ------------
Net Investment Income (Loss).......................         106,346          304,747         155,724           43,019
                                                       ------------    -------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (70,052)      (8,507,170)     (1,096,663)        (474,502)
    Realized gain distribution from The Trusts.....           3,227        1,065,719           7,140          340,280
                                                       ------------    -------------    ------------     ------------
  Net realized gain (loss).........................         (66,825)      (7,441,451)     (1,089,523)        (134,222)
                                                       ------------    -------------    ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,744,180)     (13,201,509)     (2,546,871)      (2,012,846)
                                                       ------------    -------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,811,005)     (20,642,960)     (3,636,394)      (2,147,068)
                                                       ------------    -------------    ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,704,659)   $ (20,338,213)   $ (3,480,670)    $ (2,104,049)
                                                       ============    =============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                       Fidelity VIP
                                                       Fidelity VIP     Investment    Fidelity VIP
                                                        High Income     Grade Bond       Mid Cap
                                                     ---------------- ------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $    734,589    $  389,350    $      78,125
  Expenses:
    Mortality and expense risk charges.............              --            --               --
                                                       ------------    ----------    -------------
Net Investment Income (Loss).......................         734,589       389,350           78,125
                                                       ------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (969,736)     (271,228)      (3,897,824)
    Realized gain distribution from The Trusts.....              --         7,850        5,422,901
                                                       ------------    ----------    -------------
  Net realized gain (loss).........................        (969,736)     (263,378)       1,525,077
                                                       ------------    ----------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,022,122)     (519,742)     (17,135,962)
                                                       ------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,991,858)     (783,120)     (15,610,885)
                                                       ------------    ----------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,257,269)   $ (393,770)   $ (15,532,760)
                                                       ============    ==========    =============


                                                       Fidelity VIP      Fidelity VIP       Multimanager
                                                           Value       Value Strategies   Aggressive Equity
                                                     ---------------- ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     31,248      $     24,672      $    2,028,141
  Expenses:
    Mortality and expense risk charges.............              --                --           2,320,803
                                                       ------------      ------------      --------------
Net Investment Income (Loss).......................          31,248            24,672            (292,662)
                                                       ------------      ------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (949,474)       (2,325,380)            997,032
    Realized gain distribution from The Trusts.....         181,553         1,175,247                  --
                                                       ------------      ------------      --------------
  Net realized gain (loss).........................        (767,921)       (1,150,133)            997,032
                                                       ------------      ------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,116,710)       (2,135,183)       (239,906,425)
                                                       ------------      ------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,884,631)       (3,285,316)       (239,906,457)
                                                       ------------      ------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,853,383)     $ (3,260,644)     $ (239,202,087)
                                                       ============      ============      ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager     Multimanager
                                                        Core Bond       Health Care      High Yield
                                                     --------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................   $   4,038,917    $         --    $  16,335,052
  Expenses:
    Mortality and expense risk charges.............         294,059          98,633          763,367
                                                      -------------    ------------    -------------
Net Investment Income (Loss).......................       3,744,858         (98,633)      15,571,685
                                                      -------------    ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (156,440)     (1,048,732)      (8,011,463)
    Realized gain distribution from The Trusts.....       2,196,692         348,875               --
                                                      -------------    ------------    -------------
  Net realized gain (loss).........................       2,040,252        (699,857)      (8,011,463)
                                                      -------------    ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (4,086,962)     (8,120,546)     (51,057,039)
                                                      -------------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,046,710)     (8,820,403)     (59,068,502)
                                                      -------------    ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................   $   1,698,148    $ (8,919,036)   $ (43,496,817)
                                                      =============    ============    =============


                                                                              Multimanager    Multimanager
                                                          Multimanager         Large Cap        Large Cap
                                                      International Equity    Core Equity        Growth
                                                     ---------------------- --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................      $   1,076,698       $     49,382     $         --
  Expenses:
    Mortality and expense risk charges.............            287,089             24,157           53,008
                                                         -------------       ------------     ------------
Net Investment Income (Loss).......................            789,609             25,225          (53,008)
                                                         -------------       ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............            613,285           (382,276)      (1,302,576)
    Realized gain distribution from The Trusts.....          1,256,535             17,121            2,817
                                                         -------------       ------------     ------------
  Net realized gain (loss).........................          1,869,820           (365,155)      (1,299,759)
                                                         -------------       ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments..................        (42,486,141)        (3,422,875)      (8,366,392)
                                                         -------------       ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        (40,616,321)        (3,788,030)      (9,666,151)
                                                         -------------       ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................      $ (39,826,712)      $ (3,762,805)    $ (9,719,159)
                                                         =============       ============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager     Multimanager      Multimanager
                                                      Large Cap Value   Mid Cap Growth    Mid Cap Value
                                                     ----------------- ---------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     600,837    $          --     $     250,042
  Expenses:
    Mortality and expense risk charges.............          160,756          111,559           194,329
                                                       -------------    -------------     -------------
Net Investment Income (Loss).......................          440,081         (111,559)           55,713
                                                       -------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............       (1,694,986)      (2,104,928)       (5,349,885)
    Realized gain distribution from The Trusts.....           94,324          301,103           661,653
                                                       -------------    -------------     -------------
  Net realized gain (loss).........................       (1,600,662)      (1,803,825)       (4,688,232)
                                                       -------------    -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (16,503,698)     (13,570,205)      (16,939,226)
                                                       -------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (18,104,360)     (15,374,030)      (21,627,458)
                                                       -------------    -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (17,664,279)   $ (15,485,589)    $ (21,571,745)
                                                       =============    =============     =============


                                                        Multimanager       Multimanager     Multimanager
                                                      Small Cap Growth   Small Cap Value     Technology
                                                     ------------------ ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................     $         --      $     107,693    $          --
  Expenses:
    Mortality and expense risk charges.............            5,026            134,837          318,846
                                                        ------------      -------------    -------------
Net Investment Income (Loss).......................           (5,026)           (27,144)        (318,846)
                                                        ------------      -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (460,902)        (3,422,469)       1,302,040
    Realized gain distribution from The Trusts.....           16,874            143,790               --
                                                        ------------      -------------    -------------
  Net realized gain (loss).........................         (444,028)        (3,278,679)       1,302,040
                                                        ------------      -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................       (1,836,092)       (12,014,427)     (45,032,927)
                                                        ------------      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................       (2,280,120)       (15,293,106)     (43,730,887)
                                                        ------------      -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................     $ (2,285,146)     $ (15,320,250)   $ (44,049,733)
                                                        ============      =============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                                Target 2015
                                                      Natural Resources (a)   Allocation (a)
                                                     ----------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................       $      24,460         $  33,450
  Expenses:
    Mortality and expense risk charges.............                  --                --
                                                          -------------         ---------
Net Investment Income (Loss).......................              24,460            33,450
                                                          -------------         ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............          (4,146,693)          (33,007)
    Realized gain distribution from The Trusts.....           1,321,636             6,041
                                                          -------------         ---------
  Net realized gain (loss).........................          (2,825,057)          (26,966)
                                                          -------------         ---------
  Change in unrealized appreciation
    (depreciation) of investments..................          (9,626,203)          (55,945)
                                                          -------------         ---------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................         (12,451,260)          (82,911)
                                                          -------------         ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................       $ (12,426,800)        $ (49,461)
                                                          =============         =========


                                                        Target 2025      Target 2035      Target 2045     Vanguard VIF
                                                      Allocation (a)   Allocation (a)   Allocation (a)    Equity Index
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................      $ 22,685        $   3,119            $--         $    289,522
  Expenses:
    Mortality and expense risk charges.............            --               --             --               30,605
                                                         --------        ---------            ---         ------------
Net Investment Income (Loss).......................        22,685            3,119             --              258,917
                                                         --------        ---------            ---         ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (2,307)            (197)            --             (207,953)
    Realized gain distribution from The Trusts.....         4,675              919             --                   --
                                                         --------        ---------            ---         ------------
  Net realized gain (loss).........................         2,368              722             --             (207,953)
                                                         --------        ---------            ---         ------------
  Change in unrealized appreciation
    (depreciation) of investments..................           480          (16,517)            --           (2,355,208)
                                                         --------        ---------            ---         ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................         2,848          (15,795)            --           (2,563,161)
                                                         --------        ---------            ---         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................      $ 25,533        $ (12,676)           $--         $ (2,304,244)
                                                         ========        =========            ===         ============

-------
(a) Commenced operations on May 1, 2008
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                           AXA Aggressive
                                                                             Allocation
                                                                  --------------------------------
                                                                        2008             2007
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    1,363,192   $  2,153,971
  Net realized gain (loss) on investments.......................        3,847,668      5,523,468
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (51,567,418)    (4,399,854)
                                                                   --------------   ------------
  Net increase (decrease) in net assets from operations.........      (46,356,558)     3,277,585
                                                                   --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       24,008,567     17,538,824
    Transfers between funds and guaranteed interest account,
      net.......................................................       14,700,224     37,054,140
    Transfers for contract benefits and terminations............       (3,330,130)    (1,930,999)
    Contract maintenance charges................................       (7,651,865)    (4,735,011)
                                                                   --------------   ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       27,726,796     47,926,954
                                                                   --------------   ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (229,545)         4,504
                                                                   --------------   ------------
Increase (Decrease) in Net Assets...............................      (18,859,307)    51,209,043
Net Assets -- Beginning of Period...............................       98,049,867     46,840,824
                                                                   --------------   ------------
Net Assets -- End of Period.....................................   $   79,190,560   $ 98,049,867
                                                                   ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              166            267
  Redeemed......................................................              (67)           (42)
                                                                   --------------   ------------
  Net Increase (Decrease).......................................               99            225
                                                                   --------------   ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              124            101
  Redeemed......................................................              (22)           (29)
                                                                   --------------   ------------
  Net Increase (Decrease).......................................              102             72
                                                                   --------------   ------------


                                                                          AXA Conservative             AXA Conservative-Plus
                                                                             Allocation                      Allocation
                                                                  --------------------------------- --------------------------------
                                                                        2008             2007             2008             2007
                                                                  --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    757,573      $  354,826      $    712,492      $  382,679
  Net realized gain (loss) on investments.......................       (247,823)        242,626          (331,695)        360,427
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (2,099,502)       (166,099)       (4,231,229)       (313,323)
                                                                   ------------      ----------      ------------      ----------
  Net increase (decrease) in net assets from operations.........     (1,589,752)        431,353        (3,850,432)        429,783
                                                                   ------------      ----------      ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      1,879,438       1,074,340         3,725,351       2,506,650
    Transfers between funds and guaranteed interest account,
      net.......................................................      8,425,974       4,937,021         8,914,224       4,589,173
    Transfers for contract benefits and terminations............       (909,791)       (437,955)       (1,335,949)       (291,782)
    Contract maintenance charges................................     (1,227,574)       (770,197)       (1,222,072)       (705,546)
                                                                   ------------      ----------      ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      8,168,047       4,803,209        10,081,554       6,098,495
                                                                   ------------      ----------      ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              --                --           2,000
                                                                   ------------      ----------      ------------      ----------
Increase (Decrease) in Net Assets...............................      6,578,295       5,234,562         6,231,122       6,530,278
Net Assets -- Beginning of Period...............................     10,472,484       5,237,922        12,909,444       6,379,166
                                                                   ------------      ----------      ------------      ----------
Net Assets -- End of Period.....................................   $ 17,050,779      $10,472,484     $ 19,140,566      $12,909,444
                                                                   ============      ===========     ============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             93              68                87              54
  Redeemed......................................................            (44)            (32)              (43)            (16)
                                                                   ------------      -----------     ------------      -----------
  Net Increase (Decrease).......................................             49              36                44              38
                                                                   ------------      -----------     ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             33              12                52              11
  Redeemed......................................................            (12)               (7)            (13)               (3)
                                                                   ------------      -------------   ------------      -------------
  Net Increase (Decrease).......................................             21               5                39               8
                                                                   ------------      ------------    ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA Moderate
                                                                               Allocation
                                                                  -------------------------------------
                                                                         2008               2007
                                                                  ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   40,194,803     $   41,039,328
  Net realized gain (loss) on investments.......................        58,143,497         55,770,778
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (455,897,773)       (10,912,507)
                                                                    --------------     --------------
  Net increase (decrease) in net assets from operations.........      (357,559,473)        85,897,599
                                                                    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        97,862,847        104,942,996
    Transfers between funds and guaranteed interest account,
      net.......................................................       (18,828,549)       (21,287,786)
    Transfers for contract benefits and terminations............       (74,580,494)       (78,667,781)
    Contract maintenance charges................................       (86,590,083)       (85,265,192)
                                                                    --------------     --------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (82,136,279)       (80,277,763)
                                                                    --------------     --------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (1,292,274)          (130,312)
                                                                    --------------     --------------
Increase (Decrease) in Net Assets...............................      (440,988,026)         5,489,524
Net Assets -- Beginning of Period...............................     1,488,879,787      1,483,390,263
                                                                    --------------     --------------
Net Assets -- End of Period.....................................    $1,047,891,761     $1,488,879,787
                                                                    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                88                104
  Redeemed......................................................              (269)              (247)
                                                                    --------------     --------------
  Net Increase (Decrease).......................................              (181)              (143)
                                                                    --------------     --------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               155                 94
  Redeemed......................................................               (68)               (47)
                                                                    --------------     --------------
  Net Increase (Decrease).......................................                87                 47
                                                                    --------------     --------------


                                                                           AXA Moderate-Plus
                                                                              Allocation
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $     6,040,576   $   6,603,020
  Net realized gain (loss) on investments.......................        9,521,150       8,507,556
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (118,793,848)     (5,277,939)
                                                                   --------------    -------------
  Net increase (decrease) in net assets from operations.........     (103,232,122)      9,832,637
                                                                   --------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       62,612,190      44,722,425
    Transfers between funds and guaranteed interest account,
      net.......................................................       49,421,694      95,305,921
    Transfers for contract benefits and terminations............       (8,748,940)     (4,954,845)
    Contract maintenance charges................................      (20,148,850)    (13,132,102)
                                                                   --------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       83,136,094     121,941,399
                                                                   --------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           32,998              82
                                                                   --------------   -------------
Increase (Decrease) in Net Assets...............................      (20,063,030)    131,774,118
Net Assets -- Beginning of Period...............................      261,233,111     129,458,993
                                                                   --------------   -------------
Net Assets -- End of Period.....................................   $  241,170,081   $ 261,233,111
                                                                   ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              463             624
  Redeemed......................................................             (161)            (57)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              302             567
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              351             252
  Redeemed......................................................              (54)            (21)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              297             231
                                                                   ---------------   -------------


                                                                         EQ/AllianceBernstein
                                                                              Common Stock
                                                                ---------------------------------------
                                                                        2008                 2007
                                                                -------------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).................................. $      21,649,018     $   15,928,819
  Net realized gain (loss) on investments.......................       (52,386,603)        11,043,322
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (945,707,687)        51,798,272
                                                                 -----------------     --------------
  Net increase (decrease) in net assets from operations.........      (976,445,272)        78,770,413
                                                                 -----------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       137,541,908        163,283,052
    Transfers between funds and guaranteed interest account,
      net.......................................................      (105,716,955)      (136,328,284)
    Transfers for contract benefits and terminations............       (99,132,462)      (121,807,238)
    Contract maintenance charges................................      (119,127,058)      (124,789,121)
                                                                 -----------------     --------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (186,434,567)      (219,641,591)
                                                                 -----------------     --------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (1,140,000)            15,874
                                                                 -----------------     --------------
Increase (Decrease) in Net Assets...............................    (1,164,019,839)      (140,855,304)
Net Assets -- Beginning of Period...............................     2,345,060,448      2,485,915,752
                                                                 -----------------     --------------
Net Assets -- End of Period..................................... $   1,181,040,609     $2,345,060,448
                                                                 =================     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               118                 64
  Redeemed......................................................              (399)              (320)
                                                                 -----------------     --------------
  Net Increase (Decrease).......................................              (281)              (256)
                                                                 -----------------     --------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                57                 56
  Redeemed......................................................              (144)              (152)
                                                                 -----------------     --------------
  Net Increase (Decrease).......................................               (87)               (96)
                                                                 -----------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/AllianceBernstein
                                                                        Intermediate Government
                                                                              Securities
                                                                  -----------------------------------
                                                                        2008              2007
                                                                  ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................  $   4,295,242      $  5,853,409
 Net realized gain (loss) on investments.........................       (153,106)         (608,816)
 Change in unrealized appreciation (depreciation) on
  investments....................................................        632,384         3,789,931
                                                                   -------------      ------------
 Net increase (decrease) in net assets from operations...........      4,774,520         9,034,524
                                                                   -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................     12,592,115        14,206,641
  Transfers between funds and guaranteed interest account,
   net...........................................................      2,749,620        (1,418,273)
  Transfers for contract benefits and terminations...............    (10,877,328)       (5,746,701)
  Contract maintenance charges...................................     (8,543,581)       (8,597,028)
                                                                   -------------      ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     (4,079,174)       (1,555,361)
                                                                   -------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................       (329,000)              413
                                                                   -------------      ------------
Increase (Decrease) in Net Assets................................        366,346         7,479,576
Net Assets -- Beginning of Period................................    143,733,787       136,254,211
                                                                   -------------      ------------
Net Assets -- End of Period......................................  $ 144,100,133      $143,733,787
                                                                   =============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            151              142
 Redeemed........................................................           (151)            (147)
                                                                   -------------      ------------
 Net Increase (Decrease).........................................             --               (5)
                                                                   -------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             15               27
 Redeemed........................................................            (41)             (27)
                                                                   -------------      ------------
 Net Increase (Decrease).........................................            (26)              --
                                                                   -------------      ------------



                                                                         EQ/AllianceBernstein
                                                                            International
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    14,948,095   $   8,207,817
  Net realized gain (loss) on investments.......................        22,043,036     109,504,111
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (460,109,720)    (27,665,577)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........      (423,118,589)     90,046,351
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        43,183,688      52,399,597
    Transfers between funds and guaranteed interest account,
      net.......................................................       (24,101,976)     (2,781,259)
    Transfers for contract benefits and terminations............       (36,987,270)    (39,479,139)
    Contract maintenance charges................................       (31,658,889)    (32,230,371)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (49,564,447)    (22,091,172)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP........................................        (1,433,592)        (15,549)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (474,116,628)     67,939,630
Net Assets -- Beginning of Period...............................       862,849,291     794,909,661
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   388,732,663   $ 862,849,291
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               146             188
  Redeemed......................................................              (438)           (306)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              (292)           (118)
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                55              64
  Redeemed......................................................               (69)            (41)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (14)             23
                                                                   ---------------   -------------


                                                                        EQ/AllianceBernstein
                                                                          Small Cap Growth
                                                                 -----------------------------------
                                                                        2008              2007
                                                                 -----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $      (936,880)   $  (1,213,538)
  Net realized gain (loss) on investments.......................       (1,638,412)      46,708,591
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (106,250,332)      (9,271,779)
                                                                  ---------------    -------------
  Net increase (decrease) in net assets from operations.........     (108,825,624)      36,223,274
                                                                  ---------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       16,311,740       20,647,316
    Transfers between funds and guaranteed interest account,
      net.......................................................       (6,533,974)     (16,469,190)
    Transfers for contract benefits and terminations............      (11,972,472)     (11,509,351)
    Contract maintenance charges................................       (9,937,495)     (10,303,803)
                                                                  ---------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (12,132,201)     (17,635,028)
                                                                  ---------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (58,001)         (20,848)
                                                                  ---------------    -------------
Increase (Decrease) in Net Assets...............................     (121,015,826)      18,567,398
Net Assets -- Beginning of Period...............................      250,686,179      232,118,781
                                                                  ---------------    -------------
Net Assets -- End of Period.....................................  $   129,670,353    $ 250,686,179
                                                                  ===============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               68               84
  Redeemed......................................................             (125)            (150)
                                                                  ---------------    -------------
  Net Increase (Decrease).......................................              (57)             (66)
                                                                  ---------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               23               19
  Redeemed......................................................              (36)             (42)
                                                                  ---------------    -------------
  Net Increase (Decrease).......................................              (13)             (23)
                                                                  ---------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/Ariel                 EQ/AXA Rosenberg VIT
                                                                         Appreciation II            Value Long/Short Equity
                                                                  ----------------------------- -------------------------------
                                                                        2008           2007           2008            2007
                                                                  ---------------- ------------ --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   14,908      $   2,592    $    (45,930)    $   236,730
  Net realized gain (loss) on investments.......................      (102,997)         2,509        (254,068)         44,587
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (463,422)       (64,584)       (492,908)        147,968
                                                                    ----------      ---------    ------------     -----------
  Net increase (decrease) in net assets from operations.........      (551,511)       (59,483)       (792,906)        429,285
                                                                    ----------      ---------    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       153,760        149,381       1,615,196       1,900,789
    Transfers between funds and guaranteed interest account,
      net.......................................................     1,142,692        590,215      (2,921,205)       (227,121)
    Transfers for contract benefits and terminations............       (12,764)           (53)       (639,478)       (745,057)
    Contract maintenance charges................................       (48,283)       (16,189)       (718,142)       (668,291)
                                                                    ----------      ---------    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................     1,235,405        723,354      (2,663,629)        260,320
                                                                    ----------      ---------    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           394            (97)       (348,352)        100,152
                                                                    ----------      ---------    ------------     -----------
Increase (Decrease) in Net Assets...............................       684,288        663,774      (3,804,887)        789,757
Net Assets -- Beginning of Period...............................       704,236         40,462      16,097,679      15,307,922
                                                                    ----------      ---------    ------------     -----------
Net Assets -- End of Period.....................................    $1,388,524      $ 704,236    $ 12,292,792     $16,097,679
                                                                    ==========      =========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            19              5              --              --
  Redeemed......................................................            (4)            --              --              --
                                                                    ----------      ---------    ------------     -----------
  Net Increase (Decrease).......................................            15              5              --              --
                                                                    ----------      ---------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             3              2              70              54
  Redeemed......................................................            (1)            --             (94)            (52)
                                                                    ----------      ---------    ------------     -----------
  Net Increase (Decrease).......................................             2              2             (24)              2
                                                                    ----------      ---------    ------------     -----------


                                                                             EQ/BlackRock
                                                                          Basic Value Equity
                                                                  -----------------------------------
                                                                        2008              2007
                                                                  ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $   2,085,130     $  1,322,070
  Net realized gain (loss) on investments.......................      (1,719,819)      22,394,604
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (73,211,981)     (21,732,071)
                                                                   -------------     ------------
  Net increase (decrease) in net assets from operations.........     (72,846,670)       1,984,603
                                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      15,322,544       18,333,112
    Transfers between funds and guaranteed interest account,
      net.......................................................      (2,107,239)     (11,263,303)
    Transfers for contract benefits and terminations............      (9,981,844)      (9,702,807)
    Contract maintenance charges................................      (9,259,837)      (9,738,549)
                                                                   -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (6,026,376)     (12,371,547)
                                                                   -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (107,000)              --
                                                                   -------------     ------------
Increase (Decrease) in Net Assets...............................     (78,980,046)     (10,386,944)
Net Assets -- Beginning of Period...............................     202,854,778      213,241,722
                                                                   -------------     ------------
Net Assets -- End of Period.....................................   $ 123,874,732     $202,854,778
                                                                   =============     ============7
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              36               19
  Redeemed......................................................             (10)              (8)
                                                                   -------------     ------------
  Net Increase (Decrease).......................................              26               11
                                                                   -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              66               63
  Redeemed......................................................            (114)            (115)
                                                                   -------------     ------------
  Net Increase (Decrease).......................................             (48)             (52)
                                                                   -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/BlackRock
                                                                         International Value
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     2,907,875   $   3,112,667
  Net realized gain (loss) on investments.......................         1,876,399      30,768,671
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (93,222,321)    (14,531,043)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........       (88,438,047)     19,350,295
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        15,066,805      18,094,361
    Transfers between funds and guaranteed interest account,
      net.......................................................       (13,421,059)     (3,557,351)
    Transfers for contract benefits and terminations............        (8,972,130)     (7,929,250)
    Contract maintenance charges................................        (7,810,987)     (8,005,438)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (15,137,371)     (1,397,678)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (300,000)           (135)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (103,875,418)     17,952,482
Net Assets -- Beginning of Period...............................       213,557,543     195,605,061
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   109,682,125   $ 213,557,543
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                21              27
  Redeemed......................................................               (16)            (10)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................                 5              17
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                95             133
  Redeemed......................................................              (204)           (161)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              (109)            (28)
                                                                   ---------------   -------------



                                                                          EQ/Boston Advisors
                                                                            Equity Income
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    195,309       $  110,961
  Net realized gain (loss) on investments.......................        (282,268)         460,638
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,522,435)        (483,105)
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations.........      (2,609,394)          88,494
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,399,757        1,434,632
    Transfers between funds and guaranteed interest account,
      net.......................................................       3,904,679        1,750,805
    Transfers for contract benefits and terminations............        (239,207)         (87,404)
    Contract maintenance charges................................        (492,361)        (280,926)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       4,572,868        2,817,107
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             250           (1,435)
                                                                    ------------       ----------
Increase (Decrease) in Net Assets...............................       1,963,724        2,904,166
Net Assets -- Beginning of Period...............................       6,141,375        3,237,209
                                                                    ------------       ----------
Net Assets -- End of Period.....................................    $  8,105,099       $6,141,375
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              44               19
  Redeemed......................................................             (13)              (2)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              31               17
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              29               13
  Redeemed......................................................              (5)              (4)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              24                9
                                                                    ------------       ----------


                                                                              EQ/Calvert
                                                                         Socially Responsible
                                                                    -------------------------------
                                                                          2008            2007
                                                                    ---------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (699)     $    (68)
  Net realized gain (loss) on investments.......................      (145,430)       51,310
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (238,510)       (8,173)
                                                                    ----------      --------
  Net increase (decrease) in net assets from operations.........      (384,639)       43,069
                                                                    ----------      --------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       141,856        76,867
    Transfers between funds and guaranteed interest account,
      net.......................................................       (43,556)      506,175
    Transfers for contract benefits and terminations............       (46,977)      (58,338)
    Contract maintenance charges................................       (45,915)      (18,444)
                                                                    ----------      --------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         5,408       506,260
                                                                    ----------      --------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         4,999            --
                                                                    ----------      --------
Increase (Decrease) in Net Assets...............................      (374,232)      549,329
Net Assets -- Beginning of Period...............................       864,458       315,129
                                                                    ----------      --------
Net Assets -- End of Period.....................................    $  490,226      $864,458
                                                                    ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --            --
  Redeemed......................................................            --            --
                                                                    ----------      --------
  Net Increase (Decrease).......................................            --            --
                                                                    ----------      --------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             6             6
  Redeemed......................................................            (6)           (1)
                                                                    ----------      --------
  Net Increase (Decrease).......................................            --             5
                                                                    ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Capital
                                                                          Guardian Growth
                                                                  --------------------------------
                                                                         2008            2007
                                                                  ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (21,863)     $  (32,071)
  Net realized gain (loss) on investments........................       (435,514)        215,468
  Change in unrealized appreciation (depreciation) on
    investments........... ......................................     (2,465,994)        (42,095)
                                                                    ------------      ----------
 Net increase (decrease) in net assets from operations...........     (2,923,371)        141,302
                                                                    ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        481,156         487,035
    Transfers between funds and guaranteed interest account,
      net........................................................        (61,276)      3,104,279
    Transfers for contract benefits and terminations.............       (995,326)       (190,717)
    Contract maintenance charges.................................       (267,073)       (177,424)
                                                                    ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       (842,519)      3,223,173
                                                                    ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (60,000)             --
                                                                    ------------      ----------
Increase (Decrease) in Net Assets................................     (3,825,890)      3,364,475
Net Assets -- Beginning of Period................................      7,762,168       4,397,693
                                                                    ------------      ----------
Net Assets -- End of Period......................................   $  3,936,278      $7,762,168
                                                                    ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              6               3
  Redeemed.......................................................             (6)             --
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             --               3
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             42              40
  Redeemed.......................................................            (54)            (10)
                                                                    ------------     -----------
  Net Increase (Decrease)........................................            (12)             30
                                                                    ------------     -----------



                                                                               EQ/Capital
                                                                          Guardian Research (a)
                                                                  ------------------------------------- -
                                                                         2008               2007
                                                                  ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     524,515      $    938,311
 Net realized gain (loss) on investments.........................       4,190,157         8,989,168
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (60,515,259)      (13,518,007)
                                                                    -------------      ------------
 Net increase (decrease) in net assets from operations...........     (55,800,587)       (3,590,528)
                                                                    -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................      10,199,094         8,955,906
  Transfers between funds and guaranteed interest account,
   net...........................................................     (12,816,878)       68,160,275
  Transfers for contract benefits and terminations...............      (9,369,864)       (4,796,089)
  Contract maintenance charges...................................      (6,479,068)       (5,576,526)
                                                                    -------------      ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     (18,466,716)       66,743,566
                                                                    -------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................        (420,001)          254,994
                                                                    -------------      ------------
Increase (Decrease) in Net Assets................................     (74,687,304)       63,408,032
Net Assets -- Beginning of Period................................     153,357,954        89,949,922
                                                                    -------------      ------------
Net Assets -- End of Period......................................   $  78,670,650      $153,357,954
                                                                    =============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................               9                65
 Redeemed........................................................             (10)                 (5)
                                                                    -------------      ---------------
 Net Increase (Decrease).........................................                (1)             60
                                                                    ----------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              46               494
 Redeemed........................................................            (198)             (134)
                                                                    ---------------    --------------
 Net Increase (Decrease).........................................            (152)              360
                                                                    ---------------    --------------



                                                                       EQ/Caywood-Scholl
                                                                        High Yield Bond
                                                                  ---------------------------
                                                                       2008          2007
                                                                  ------------   ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $  301,291    $  186,622
  Net realized gain (loss) on investments.......................      (347,882)      (57,021)
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (822,396)     (113,534)
                                                                    ----------    ----------
  Net increase (decrease) in net assets from operations.........      (868,987)       16,067
                                                                    ----------    ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       672,904       563,807
    Transfers between funds and guaranteed interest account,
      net.......................................................     1,940,358     1,428,390
    Transfers for contract benefits and terminations............       (80,816)      (12,672)
    Contract maintenance charges................................      (196,707)      (72,977)
                                                                    ----------   -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................     2,335,739     1,906,548
                                                                    ----------   -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................            --          (582)
                                                                    ----------   -----------
Increase (Decrease) in Net Assets...............................     1,466,752     1,922,033
Net Assets -- Beginning of Period...............................     2,062,601       140,568
                                                                    ----------   -----------
Net Assets -- End of Period.....................................    $3,529,353   $ 2,062,601
                                                                    ==========   ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --            --
  Redeemed......................................................            --            --
                                                                    ----------   -----------
  Net Increase (Decrease).......................................            --            --
                                                                    ----------   -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................            48            42
  Redeemed......................................................           (25)          (23)
                                                                    ----------   -----------
  Net Increase (Decrease).......................................            23            19
                                                                    ----------   -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/Equity 500 Index
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     8,732,341   $   8,056,013
  Net realized gain (loss) on investments.......................         3,971,897      40,017,259
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (285,887,312)    (12,295,673)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........      (273,183,074)     35,777,599
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        48,119,158      60,309,665
    Transfers between funds and guaranteed interest account,
      net.......................................................        (3,066,082)    (18,178,443)
    Transfers for contract benefits and terminations............       (36,296,404)    (47,662,604)
    Contract maintenance charges................................       (35,065,398)    (35,932,482)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (26,308,726)    (41,463,864)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           (60,000)           (447)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (299,551,800)     (5,686,712)
Net Assets -- Beginning of Period...............................       750,270,052     755,956,764
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   450,718,252   $ 750,270,052
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               171             131
  Redeemed......................................................              (245)           (239)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (74)           (108)
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                95              98
  Redeemed......................................................              (136)           (122)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (41)            (24)
                                                                   ---------------   -------------


                                                                            EQ/Evergreen
                                                                         International Bond
                                                                  --------------------------------
                                                                        2008            2007
                                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $  5,020,369      $ 150,689
  Net realized gain (loss) on investments.........................      (312,855)        40,113
  Change in unrealized appreciation (depreciation) on
    investments....................................................    (4,458,311)         4,630
                                                                   ------------      ---------
  Net increase (decrease) in net assets from operations...........       249,203        195,432
                                                                   ------------      ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners..........................     2,487,831        315,192
    Transfers between funds and guaranteed interest account,
      net...........................................................    22,358,072      5,738,626
    Transfers for contract benefits and terminations...............      (930,795)        (6,438)
    Contract maintenance charges...................................    (1,059,517)       (73,839)
                                                                   ------------      ---------
Net increase (decrease) in net assets from contractowners
  transactions....................................................    22,855,591      5,973,541
                                                                   ------------      ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................         1,001         (2,813)
                                                                   ------------      ---------
Increase (Decrease) in Net Assets................................    23,105,795      6,166,160
Net Assets -- Beginning of Period................................     6,435,999        269,839
                                                                   ------------      ---------
Net Assets -- End of Period......................................  $ 29,541,794      $6,435,999
                                                                   ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................           283             57
  Redeemed........................................................          (137)              (9)
                                                                   ------------      ------------
  Net Increase (Decrease).........................................           146             48
                                                                   ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            69              8
  Redeemed........................................................           (21)              (1)
                                                                   ------------      ------------
  Net Increase (Decrease).........................................            48              7
                                                                   ------------      -----------


                                                                           EQ/Evergreen Omega
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  -----------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     17,440        $   (49,525)
  Net realized gain (loss) on investments.......................        (338,829)           880,743
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (3,222,041)           (38,961)
                                                                    ------------        -----------
  Net increase (decrease) in net assets from operations.........      (3,543,430)           792,257
                                                                    ------------        -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         633,489          1,182,145
    Transfers between funds and guaranteed interest account,
      net.......................................................          36,797          3,997,076
    Transfers for contract benefits and terminations............        (454,466)          (543,669)
    Contract maintenance charges................................        (487,789)          (388,481)
                                                                    ------------        -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (271,969)         4,247,071
                                                                    ------------        -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (75,001)                --
                                                                    ------------        -----------
Increase (Decrease) in Net Assets...............................      (3,890,400)         5,039,328
Net Assets -- Beginning of Period...............................      13,765,253          8,725,925
                                                                    ------------        -----------
Net Assets -- End of Period.....................................    $  9,874,853        $13,765,253
                                                                    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               2                  3
  Redeemed......................................................              (1)                (1)
                                                                    ------------        -----------
  Net Increase (Decrease).......................................               1                  2
                                                                    ------------        -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              50                 64
  Redeemed......................................................             (50)               (28)
                                                                    ------------        -----------
  Net Increase (Decrease).......................................              --                 36
                                                                    ------------        -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/GAMCO Mergers
                                                                          and Acquisitions
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................     $    8,453        $  13,442
  Net realized gain (loss) on investments.......................         (1,614)         100,132
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (573,981)        (154,529)
                                                                     ----------       ----------
  Net increase (decrease) in net assets from operations.........       (567,142)         (40,955)
                                                                     ----------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        677,734          476,818
    Transfers between funds and guaranteed interest account,
      net.......................................................      1,604,833        2,039,343
    Transfers for contract benefits and terminations............        (94,740)         (54,110)
    Contract maintenance charges................................       (165,765)         (61,837)
                                                                     ----------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      2,022,062        2,400,214
                                                                     ----------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --           (1,394)
                                                                     ----------       ----------
Increase (Decrease) in Net Assets...............................      1,454,920        2,357,865
Net Assets -- Beginning of Period...............................      2,454,294           96,429
                                                                     ----------       ----------
Net Assets -- End of Period......................................    $3,909,214       $2,454,294
                                                                     ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................           --               --
  Redeemed........................................................           --               --
                                                                     ----------       ----------
  Net Increase (Decrease).........................................           --               --
                                                                     ----------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           30               30
  Redeemed........................................................           (9)              (7)
                                                                     ------------     ----------
  Net Increase (Decrease).........................................           21               23
                                                                     -----------      ----------

                                                                             EQ/GAMCO
                                                                        Small Company Value
                                                                  -------------------------------
                                                                        2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $     99,045     $    63,243
  Net realized gain (loss) on investments.........................      (111,198)        887,618
  Change in unrealized appreciation (depreciation) on
    investments...................................................    (9,327,813)       (796,459)
                                                                    ------------     -----------
  Net increase (decrease) in net assets from operations...........    (9,339,966)        154,402
                                                                    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     4,877,268       4,115,445
    Transfers between funds and guaranteed interest account,
      net.........................................................    12,381,533      12,642,732
    Transfers for contract benefits and terminations..............      (561,719)       (238,685)
    Contract maintenance charges..................................    (1,519,043)       (700,822)
                                                                    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................    15,178,039      15,818,670
                                                                    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................         1,600          (4,169)
                                                                    ------------     -----------
Increase (Decrease) in Net Assets................................      5,839,673      15,968,903
Net Assets -- Beginning of Period................................     20,203,791       4,234,888
                                                                    ------------     -----------
Net Assets -- End of Period......................................   $ 26,043,464     $20,203,791
                                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            --              --
  Redeemed........................................................            --              --
                                                                    ------------     -----------
  Net Increase (Decrease).........................................            --              --
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           199             159
  Redeemed........................................................           (48)            (21)
                                                                    ------------     -----------
  Net Increase (Decrease).........................................           151             138
                                                                    ------------     -----------


                                                                          EQ/International
                                                                              Core PLUS
                                                                --------------------------------------
                                                                       2008                 2007
                                                                ------------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $     234,281        $   (18,487)
  Net realized gain (loss) on investments........................     (1,558,045)         4,329,328
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (9,198,184)        (2,334,997)
                                                                   -------------        -----------
  Net increase (decrease) in net assets from operations..........    (10,521,948)         1,975,844
                                                                   -------------        -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      1,866,427          1,226,119
    Transfers between funds and guaranteed interest account,
      net........................................................      7,880,568          1,888,586
    Transfers for contract benefits and terminations.............       (502,685)          (851,110)
    Contract maintenance charges.................................       (690,155)          (428,120)
                                                                   -------------        -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      8,554,155          1,835,475
                                                                   -------------        -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (199,673)                --
                                                                   -------------        -----------
Increase (Decrease) in Net Assets...............................      (2,167,466)         3,811,319
Net Assets -- Beginning of Period...............................      16,916,325         13,105,006
                                                                   -------------        -----------
Net Assets -- End of Period.....................................   $  14,748,859        $16,916,325
                                                                   =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              9                  2
  Redeemed.......................................................             (2)                (1)
                                                                  ----------------     ------------
  Net Increase (Decrease)........................................              7                  1
                                                                  ---------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             92                 41
  Redeemed.......................................................            (40)               (31)
                                                                  ---------------      ------------
  Net Increase (Decrease)........................................             52                 10
                                                                  ---------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/International
                                                                              Growth
                                                                  -------------------------------
                                                                        2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     77,440     $    25,782
  Net realized gain (loss) on investments........................       (962,250)        373,181
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (5,280,077)       (134,454)
                                                                    ------------     -----------
  Net increase (decrease) in net assets from operations..........     (6,164,887)        264,509
                                                                    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      1,715,627       1,097,284
    Transfers between funds and guaranteed interest account,
      net........................................................      5,205,920       9,097,500
    Transfers for contract benefits and terminations.............       (257,505)        (32,096)
    Contract maintenance charges.................................       (618,397)       (159,107)
                                                                    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      6,045,645      10,003,581
                                                                    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          5,001            (355)
                                                                    ------------     -----------
Increase (Decrease) in Net Assets................................       (114,241)     10,267,735
Net Assets -- Beginning of Period................................     10,346,580          78,845
                                                                    ------------     -----------
Net Assets -- End of Period......................................   $ 10,232,339     $10,346,580
                                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             --              --
  Redeemed.......................................................             --              --
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             --              --
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            116             115
  Redeemed.......................................................            (55)            (21)
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             61              94
                                                                    ------------     -----------


                                                                             EQ/JPMorgan
                                                                            Core Bond (g)
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $   2,269,424     $  2,525,768
  Net realized gain (loss) on investments........................      (1,352,739)        (147,569)
  Change in unrealized appreciation (depreciation) on
    investments..................................................      (6,500,520)        (800,982)
                                                                    -------------     ------------
  Net increase (decrease) in net assets from operations..........      (5,583,835)       1,577,217
                                                                    -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       8,007,072       10,145,646
    Transfers between funds and guaranteed interest account,
      net........................................................      (7,308,836)       7,157,848
    Transfers for contract benefits and terminations.............      (2,965,466)      (3,678,345)
    Contract maintenance charges.................................      (3,421,088)      (3,256,180)
                                                                    -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (5,688,318)      10,368,969
                                                                    -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (124,999)           4,929
                                                                    -------------     ------------
Increase (Decrease) in Net Assets................................     (11,397,152)      11,951,115
Net Assets -- Beginning of Period................................      61,717,837       49,766,722
                                                                    -------------     ------------
Net Assets -- End of Period......................................   $  50,320,685     $ 61,717,837
                                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................             22               53
  Redeemed........................................................            (28)             (14)
                                                                    -------------     ------------
  Net Increase (Decrease).........................................             (6)              39
                                                                    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................             34               86
  Redeemed........................................................            (69)             (45)
                                                                    -------------     ------------
  Net Increase (Decrease)........................................ .           (35)              41
                                                                    -------------     ------------



                                                                              EQ/JPMorgan
                                                                           Value Opportunities
                                                                  -------------------------------------
                                                                         2008               2007
                                                                  ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    424,768       $   429,850
  Net realized gain (loss) on investments........................     (2,721,909)        8,421,064
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (13,551,374)       (9,487,928)
                                                                    ------------       -----------
  Net increase (decrease) in net assets from operations..........    (15,848,515)         (637,014)
                                                                    ------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      2,755,151         3,413,708
    Transfers between funds and guaranteed interest account,
      net........................................................     (3,687,336)          121,337
    Transfers for contract benefits and terminations.............     (2,196,222)       (2,010,585)
    Contract maintenance charges.................................     (1,800,756)       (1,930,192)
                                                                    ------------      ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (4,929,163)         (405,732)
                                                                    ------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (133,000)              (27)
                                                                    ------------      ------------
Increase (Decrease) in Net Assets................................    (20,910,678)       (1,042,773)
Net Assets -- Beginning of Period................................     42,404,842        43,447,615
                                                                    ------------      ------------
Net Assets -- End of Period......................................   $ 21,494,164      $ 42,404,842
                                                                    ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              1                 5
  Redeemed.......................................................             (2)               (1)
                                                                    ------------      ------------
  Net Increase (Decrease)........................................             (1)                4
                                                                    ------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             22                53
  Redeemed.......................................................            (58)              (58)
                                                                    ------------      ------------
  Net Increase (Decrease)........................................            (36)               (5)
                                                                    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Large Cap
                                                                               Core PLUS
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (22,455)     $    87,693
  Net realized gain (loss) on investments........................       (919,738)       3,317,801
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (3,562,832)      (3,011,729)
                                                                    ------------      -----------
  Net increase (decrease) in net assets from operations..........     (4,505,025)         393,765
                                                                    ------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        796,778          721,171
    Transfers between funds and guaranteed interest account,
      net........................................................       (253,885)        (101,983)
    Transfers for contract benefits and terminations.............       (619,214)        (646,641)
    Contract maintenance charges.................................       (475,488)        (459,766)
                                                                    ------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       (551,809)        (487,219)
                                                                    ------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (188,749)
                                                                    ------------      -----------
Increase (Decrease) in Net Assets................................     (5,245,583)         (93,454)
Net Assets -- Beginning of Period................................     12,546,566       12,640,020
                                                                    ------------      -----------
Net Assets -- End of Period......................................   $  7,300,983      $12,546,566
                                                                    ============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              3                2
  Redeemed.......................................................             (1)              (2)
                                                                    ------------      -----------
  Net Increase (Decrease)........................................              2               --
                                                                    ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             22               22
  Redeemed.......................................................            (29)             (27)
                                                                    ------------      -----------
  Net Increase (Decrease)........................................             (7)              (5)
                                                                    ------------      -----------


                                                                              EQ/Large Cap
                                                                              Growth Index
                                                                  ------------------------------------- -
                                                                         2008               2007
                                                                  ------------------ ------------------ -
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (328,844)      $  (576,251)
  Net realized gain (loss) on investments........................        (741,882)        2,024,297
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (42,772,545)       12,200,683
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations..........     (43,843,271)       13,648,729
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      11,782,707        12,680,969
    Transfers between funds and guaranteed interest account,
      net........................................................       1,704,093        (2,412,360)
    Transfers for contract benefits and terminations.............      (5,520,824)       (4,926,900)
    Contract maintenance charges.................................      (6,991,671)       (7,006,981)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................         974,305        (1,665,272)
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (19,000)               --
                                                                    -------------       -----------
Increase (Decrease) in Net Assets................................     (42,887,966)       11,983,457
Net Assets -- Beginning of Period................................     118,470,960       106,487,503
                                                                    -------------       -----------
Net Assets -- End of Period......................................   $  75,582,994       $118,470,960
                                                                    =============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             14                11
  Redeemed.......................................................             (7)               (6)
                                                                    -------------    --------------
  Net Increase (Decrease)........................................              7                 5
                                                                    -------------     -------------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           193               146
  Redeemed........................................................          (197)             (186)
                                                                    -------------     -------------
  Net Increase (Decrease).........................................            (4)            (40)
                                                                    -------------    -------------


                                                                             EQ/Large Cap
                                                                              Growth PLUS
                                                                  -----------------------------------
                                                                        2008             2007
                                                                  -----------------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $   (605,388)    $   (285,499)
  Net realized gain (loss) on investments........................      1,010,527        4,185,244
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (69,853,979)      20,049,367
                                                                    ------------     ------------
  Net increase (decrease) in net assets from operations..........    (69,448,840)      23,949,112
                                                                    ------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     15,506,160       17,060,170
    Transfers between funds and guaranteed interest account,
      net........................................................     (4,227,408)      (2,998,745)
    Transfers for contract benefits and terminations.............    (10,446,521)      (8,836,058)
    Contract maintenance charges.................................    (10,257,693)     (10,406,010)
                                                                    ------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (9,425,462)      (5,180,643)
                                                                    ------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................       (45,754)             112
                                                                    ------------     ------------
Increase (Decrease) in Net Assets................................    (78,920,056)      18,768,581
Net Assets -- Beginning of Period................................    185,341,485      166,572,904
                                                                    ------------     ------------
Net Assets -- End of Period......................................   $106,421,429     $185,341,485
                                                                    ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             11               16
  Redeemed.......................................................             (6)              (5)
                                                                    ------------     ------------
  Net Increase (Decrease)........................................              5               11
                                                                    ------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             63               82
  Redeemed.......................................................           (131)            (126)
                                                                    ------------     ------------
  Net Increase (Decrease)........................................            (68)             (44)
                                                                    ------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Large Cap
                                                                             Value Index
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................    $    32,018       $  (1,839)
  Net realized gain (loss) on investments........................       (365,108)         37,967
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (1,239,085)       (155,934)
                                                                    ------------       ---------
  Net increase (decrease) in net assets from operations..........     (1,572,175)       (119,806)
                                                                    ------------       ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        458,845         256,474
    Transfers between funds and guaranteed interest account,
      net........................................................      1,113,079       1,423,835
    Transfers for contract benefits and terminations.............        (20,212)         (8,757)
    Contract maintenance charges.................................       (114,028)        (55,857)
                                                                    ------------       ---------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      1,437,684       1,615,695
                                                                    ------------       ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................             --            (631)
                                                                    ------------       ---------
Increase (Decrease) in Net Assets................................       (134,491)      1,495,258
Net Assets -- Beginning of Period................................      1,781,483         286,225
                                                                    ------------       ---------
Net Assets -- End of Period......................................   $  1,646,992       $1,781,483
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             25              13
  Redeemed.......................................................             (8)             (1)
                                                                    ------------    ------------
  Net Increase (Decrease)........................................             17              12
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              7               5
  Redeemed.......................................................             (2)             (2)
                                                                    ------------    ------------
  Net Increase (Decrease)........................................              5               3
                                                                    ------------     -----------


                                                                             EQ/Large Cap
                                                                          Value PLUS (d) (i)
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................  $    14,726,253   $    10,284,654
 Net realized gain (loss) on investments.........................      (32,039,818)       89,552,437
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (295,320,703)     (141,890,296)
                                                                   ---------------   ---------------
 Net increase (decrease) in net assets from operations...........     (312,634,268)      (42,053,205)
                                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................       55,670,709        42,605,297
  Transfers between funds and guaranteed interest account,
   net...........................................................      (60,294,344)      512,948,603
  Transfers for contract benefits and terminations...............      (37,455,424)      (22,488,419)
  Contract maintenance charges...................................      (36,110,257)      (23,027,853)
                                                                   ---------------   ---------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (78,189,316)      510,037,628
                                                                   ---------------   ---------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................         (743,051)          490,247
                                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................................     (391,566,635)      468,474,670
Net Assets -- Beginning of Period................................      774,805,619       306,330,949
                                                                   ---------------   ---------------
Net Assets -- End of Period......................................  $   383,238,984   $   774,805,619
                                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              131             3,766
 Redeemed........................................................             (634)             (422)
                                                                   ---------------   ---------------
 Net Increase (Decrease).........................................             (503)            3,344
                                                                   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................               43               829
 Redeemed........................................................             (143)           (1,240)
                                                                   ---------------   ---------------
 Net Increase (Decrease).........................................             (100)             (411)
                                                                   ---------------   ---------------



                                                                     EQ/Long             EQ/Long
                                                                    Term Bond           Term Bond
                                                                 ----------------    ----------------
                                                                       2008                2007
                                                                 ----------------    ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................   $ 154,453          $   49,323
  Net realized gain (loss) on investments.........................       5,426               3,020
  Change in unrealized appreciation (depreciation) on
    investments...................................................       7,196              17,805
                                                                    ----------          ----------
  Net increase (decrease) in net assets from operations...........     167,075              70,148
                                                                    ----------          ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     555,376             218,193
    Transfers between funds and guaranteed interest account,
      net.........................................................   1,227,728           1,092,191
    Transfers for contract benefits and terminations..............     (22,520)            (23,667)
    Contract maintenance charges..................................    (144,857)            (36,571)
                                                                    ----------          ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................   1,615,727           1,250,146
                                                                    ----------          ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................          --                (105)
                                                                    ----------          ----------
Increase (Decrease) in Net Assets................................    1,782,802           1,320,189
Net Assets -- Beginning of Period................................    1,385,973              65,784
                                                                    ----------          ----------
Net Assets -- End of Period......................................   $3,168,775          $1,385,973
                                                                    ==========          ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................          19                   7
  Redeemed........................................................          (9)                 --
                                                                    ----------          ----------
  Net Increase (Decrease).........................................          10                   7
                                                                    ----------          ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           8                   7
  Redeemed........................................................          (4)                 (1)
                                                                    ----------          ----------
 Net Increase (Decrease).........................................            4                   6
                                                                    ----------          ----------

-------
The accompanying notes are an integral part of these financial statements.


                                      A-50
PAGE>

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/Lord Abbett
                                                                        Growth and Income
                                                                  ------------------------------
                                                                        2008           2007
                                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $   17,869      $  6,919
  Net realized gain (loss) on investments.........................     (76,761)       23,761
  Change in unrealized appreciation (depreciation) on
   investments....................................................    (381,127)      (34,133)
                                                                    ----------      --------
  Net increase (decrease) in net assets from operations...........    (440,019)       (3,453)
                                                                    ----------      --------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     259,249       147,828
    Transfers between funds and guaranteed interest account,
      net.........................................................     612,984       460,892
    Transfers for contract benefits and terminations..............     (16,361)       (3,838)
    Contract maintenance charges..................................     (80,083)      (25,920)
                                                                    ----------      --------
Net increase (decrease) in net assets from contractowners
  transactions....................................................     775,789       578,962
                                                                    ----------      --------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................       4,674            20
                                                                    ----------      --------
Increase (Decrease) in Net Assets................................      340,444       575,529
Net Assets -- Beginning of Period................................      655,026        79,497
                                                                    ----------      --------
Net Assets -- End of Period......................................   $  995,470      $655,026
                                                                    ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            9             4
  Redeemed........................................................             (3)         --
                                                                    -------------   --------
  Net Increase (Decrease).........................................            6             4
                                                                    ------------    --------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            3             3
  Redeemed........................................................             (1)           (1)
                                                                    -------------   -----------
  Net Increase (Decrease).........................................            2             2
                                                                    ------------    ----------


                                                                            EQ/Lord Abbett
                                                                            Large Cap Core
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $     42,712       $   10,888
  Net realized gain (loss) on investments.........................      (209,740)          49,203
  Change in unrealized appreciation (depreciation) on
    investments...................................................    (1,038,192)         (39,426)
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations...........    (1,205,220)          20,665
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................       578,270          365,950
    Transfers between funds and guaranteed interest account,
      net.........................................................     3,312,919        1,212,311
    Transfers for contract benefits and terminations..............      (100,202)          (3,379)
    Contract maintenance charges..................................      (177,371)         (26,473)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................     3,613,616        1,548,409
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................            --              18
                                                                    ------------       ----------
Increase (Decrease) in Net Assets.................................     2,408,396        1,569,092
Net Assets -- Beginning of Period.................................     1,592,241           23,149
                                                                    ------------       ----------
Net Assets -- End of Period.......................................  $  4,000,637       $1,592,241
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            39              12
  Redeemed........................................................           (10)             (1)
                                                                    ------------       ----------
  Net Increase (Decrease).........................................            29              11
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            11               4
  Redeemed........................................................            (1)             --
                                                                    ------------       ----------
  Net Increase (Decrease).........................................            10               4
                                                                    ------------       ----------


                                                                           EQ/Lord Abbett
                                                                          Mid Cap Value (f)
                                                                  --------------------------------
                                                                        2008            2007
                                                                  -------------     --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $   251,156     $    145,643
 Net realized gain (loss) on investments.........................    (1,113,585)       1,403,871
 Change in unrealized appreciation (depreciation) on
  investments....................................................    (8,086,968)      (2,268,382)
                                                                    -----------     ------------
 Net increase (decrease) in net assets from operations...........    (8,949,397)        (718,868)
                                                                    -----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................     2,525,979        1,302,904
  Transfers between funds and guaranteed interest account,
   net...........................................................      (613,833)      22,971,065
  Transfers for contract benefits and terminations...............      (885,638)        (229,633)
  Contract maintenance charges...................................    (1,178,588)        (489,171)
                                                                    -----------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (152,080)      23,555,165
                                                                    -----------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................       (65,002)         107,561
                                                                    -----------     ------------
Increase (Decrease) in Net Assets................................    (9,166,479)      22,943,858
Net Assets -- Beginning of Period................................    23,092,068          148,210
                                                                    -----------     ------------
Net Assets -- End of Period......................................   $13,925,589     $ 23,092,068
                                                                    ===========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            54              283
 Redeemed........................................................           (62)             (40)
                                                                   ------------     ------------
 Net Increase (Decrease).........................................            (8)             243
                                                                   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             5                3
 Redeemed........................................................            (1)              --
                                                                   ------------     ------------
 Net Increase (Decrease).........................................             4                3
                                                                   ------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/Marsico Focus
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $     950,543     $   (292,957)
  Net realized gain (loss) on investments........................      2,407,498       22,259,898
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (79,537,808)        (715,864)
                                                                   -------------     ------------
  Net increase (decrease) in net assets from operations..........    (76,179,767)      21,251,077
                                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     16,260,470       18,918,537
    Transfers between funds and guaranteed interest account,
      net........................................................      8,423,549        1,976,599
    Transfers for contract benefits and terminations.............     (7,106,901)      (7,333,086)
    Contract maintenance charges.................................     (7,788,304)      (7,194,613)
                                                                   -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      9,788,814        6,367,437
                                                                   -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP.........................................        (93,001)              --
                                                                   -------------     ------------
Increase (Decrease) in Net Assets................................    (66,483,954)      27,618,514
Net Assets -- Beginning of Period................................    180,384,323      152,765,809
                                                                   -------------     ------------
Net Assets -- End of Period......................................  $ 113,900,369     $180,384,323
                                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             52               46
  Redeemed.......................................................            (18)             (14)
                                                                   -------------     ------------
  Net Increase (Decrease)........................................             34               32
                                                                   -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            144              143
  Redeemed.......................................................           (119)            (142)
                                                                   -------------     ------------
  Net Increase (Decrease)........................................             25                1
                                                                   -------------     ------------



                                                                           EQ/Mid Cap Index
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     493,771     $    (609,365)
  Net realized gain (loss) on investments........................      (3,311,713)       21,829,815
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (62,531,630)      (11,915,221)
                                                                    -------------     -------------
  Net increase (decrease) in net assets from operations..........     (65,349,572)        9,305,229
                                                                    -------------     -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      12,758,205        14,395,811
    Transfers between funds and guaranteed interest account,
      net........................................................      (3,765,483)         (881,343)
    Transfers for contract benefits and terminations.............      (6,239,549)       (6,639,049)
    Contract maintenance charges.................................      (5,927,426)       (5,998,479)
                                                                    -------------     -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (3,174,253)          876,940
                                                                    -------------     -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (193,000)               --
                                                                    -------------     -------------
Increase (Decrease) in Net Assets................................     (68,716,825)       10,182,169
Net Assets -- Beginning of Period................................     134,023,730       123,841,561
                                                                    -------------     -------------
Net Assets -- End of Period......................................   $  65,306,905     $ 134,023,730
                                                                    =============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              20                23
  Redeemed.......................................................              (9)              (13)
                                                                    -------------     -------------
  Net Increase (Decrease)........................................              11                10
                                                                    -------------     -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              94               113
  Redeemed.......................................................            (142)             (125)
                                                                    -------------     -------------
  Net Increase (Decrease).........................................            (48)              (12)
                                                                    -------------     -------------


                                                                          EQ/Mid Cap Value PLUS
                                                                   -----------------------------------
                                                                         2008               2007
                                                                   -----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).................................    $    1,852,478      $   1,500,697
  Net realized gain (loss) on investments......................       (18,623,984)        71,769,260
  Change in unrealized appreciation (depreciation) on
    investments................................................       (74,979,932)       (77,445,774)
                                                                   --------------      -------------
  Net increase (decrease) in net assets from operations........       (91,751,438)        (4,175,817)
                                                                   --------------      -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners......................        19,391,426         27,374,027
    Transfers between funds and guaranteed interest account,
      net......................................................       (24,213,772)       (27,125,067)
    Transfers for contract benefits and terminations...........       (11,705,880)       (14,208,220)
    Contract maintenance charges...............................       (11,371,291)       (12,746,273)
                                                                   --------------      -------------
Net increase (decrease) in net assets from contractowners
  transactions.................................................       (27,899,517)       (26,705,533)
                                                                   --------------      -------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP.......................................           (65,000)            (2,619)
                                                                   --------------      -------------
Increase (Decrease) in Net Assets..............................      (119,715,955)       (30,883,969)
Net Assets -- Beginning of Period..............................       249,667,874        280,551,843
                                                                   --------------      -------------
Net Assets -- End of Period....................................    $  129,951,919      $ 249,667,874
                                                                   ==============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.......................................................                20                 25
  Redeemed.....................................................               (24)               (10)
                                                                   --------------      -------------
  Net Increase (Decrease)......................................                (4)                15
                                                                   --------------      -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.......................................................                69                 93
  Redeemed.....................................................              (246)              (244)
                                                                   --------------      -------------
  Net Increase (Decrease)......................................              (177)              (151)
                                                                   ----------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQ/Money Market
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $   8,950,425    $  17,871,172
  Net realized gain (loss) on investments........................        (52,501)        (191,197)
  Change in unrealized appreciation (depreciation) on
    investments..................................................         47,770          196,993
                                                                   -------------    -------------
  Net increase (decrease) in net assets from operations..........      8,945,694       17,876,968
                                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................    148,149,489      117,811,410
    Transfers between funds and guaranteed interest account,
      net........................................................    (53,640,608)      36,761,315
    Transfers for contract benefits and terminations.............    (49,764,257)     (49,873,961)
    Contract maintenance charges.................................    (29,908,932)     (27,840,380)
                                                                   -------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     14,835,692       76,858,384
                                                                   -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (207,725)         119,913
                                                                   -------------    -------------
Increase (Decrease) in Net Assets................................     23,573,661       94,855,265
Net Assets -- Beginning of Period................................    448,387,447      353,532,182
                                                                   -------------    -------------
Net Assets -- End of Period......................................  $ 471,961,108    $ 448,387,447
                                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................          1,116            1,615
  Redeemed.......................................................         (1,090)          (1,165)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................             26              450
                                                                   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            385              389
  Redeemed.......................................................           (304)            (403)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................             81              (14)
                                                                   -------------    -------------


                                                                             EQ/Montag &
                                                                           Caldwell Growth
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (4,379)       $   10,816
  Net realized gain (loss) on investments........................      (641,630)           30,512
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (3,355,429)          105,196
                                                                    -----------        ----------
 Net increase (decrease) in net assets from operations...........    (4,001,438)          146,524
                                                                    -----------        ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     1,154,149           320,507
    Transfers between funds and guaranteed interest account,
      net........................................................     8,591,375         4,333,664
    Transfers for contract benefits and terminations.............      (340,261)          (25,776)
    Contract maintenance charges.................................      (474,281)          (85,239)
                                                                    -----------        ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     8,930,982         4,543,156
                                                                    -----------        ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................           438                63
                                                                    -----------        ----------
Increase (Decrease) in Net Assets................................     4,929,982         4,689,743
Net Assets -- Beginning of Period................................     5,161,762           472,019
                                                                    -----------        ----------
Net Assets -- End of Period......................................   $10,091,744        $5,161,762
                                                                    ===========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................            72                31
  Redeemed.......................................................           (25)               (2)
                                                                    -----------        ----------
  Net Increase (Decrease)........................................            47                29
                                                                    -----------        ----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            45                10
  Redeemed.......................................................            (9)               (1)
                                                                    -----------        ----------
  Net Increase (Decrease)........................................            36                 9
                                                                    -----------        ----------


                                                                         EQ/PIMCO Real Return
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    783,910       $  119,777
  Net realized gain (loss) on investments.......................       1,151,909           66,042
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (4,513,628)          74,338
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations.........      (2,577,809)         260,157
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       3,616,082          760,412
    Transfers between funds and guaranteed interest account,
      net.......................................................      26,302,199        4,420,925
    Transfers for contract benefits and terminations............      (1,173,309)         (29,273)
    Contract maintenance charges................................      (1,269,813)        (108,679)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      27,475,159        5,043,385
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             499               --
                                                                    ------------       ----------
Increase (Decrease) in Net Assets...............................      24,897,849        5,303,542
Net Assets -- Beginning of Period...............................       5,615,508          311,966
                                                                    ------------       ----------
Net Assets -- End of Period.....................................    $ 30,513,357       $5,615,508
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --               --
  Redeemed......................................................              --               --
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              --               --
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             349               57
  Redeemed......................................................            (107)              (9)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................             242               48
                                                                    ------------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              EQ/Quality
                                                                               Bond PLUS
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $  6,652,507       $  6,067,823
  Net realized gain (loss) on investments.......................      (1,568,982)           200,171
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (14,203,456)          (739,570)
                                                                    ------------       ------------
  Net increase (decrease) in net assets from operations.........      (9,119,931)         5,528,424
                                                                    ------------       ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      10,634,962         10,616,404
    Transfers between funds and guaranteed interest account,
      net.......................................................       1,780,794         (4,501,533)
    Transfers for contract benefits and terminations............      (8,568,339)        (6,295,045)
    Contract maintenance charges................................      (7,210,812)        (6,940,845)
                                                                    ------------       ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (3,363,395)        (7,121,019)
                                                                    ------------       ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (10,000)                --
                                                                    ------------       ------------
Increase (Decrease) in Net Assets...............................     (12,493,326)        (1,592,595)
Net Assets -- Beginning of Period...............................     131,852,937        133,445,532
                                                                    ------------       ------------
Net Assets -- End of Period.....................................    $119,359,611       $131,852,937
                                                                    ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             138                109
  Redeemed......................................................            (147)              (134)
                                                                    ------------       ------------
  Net Increase (Decrease).......................................              (9)               (25)
                                                                    ------------       ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              13                 16
  Redeemed......................................................             (29)               (32)
                                                                    ------------       ------------
  Net Increase (Decrease).......................................             (16)               (16)
                                                                    ------------       ------------


                                                                             EQ/Short                         EQ/Small
                                                                           Duration Bond                   Company Index
                                                                  -------------------------------   ------------------------------
                                                                        2008            2007            2008             2007
                                                                  ---------------- --------------   --------------   -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................      $  159,873       $   96,280    $      284,991   $    595,238
  Net realized gain (loss) on investments.......................         (27,376)           8,754         1,539,143      5,559,552
  Change in unrealized appreciation (depreciation) on
    investments.................................................        (215,505)         (24,468)      (20,813,018)    (7,494,643)
                                                                     -----------       ----------    --------------   ------------
  Net increase (decrease) in net assets from operations.........         (83,008)          80,566       (18,988,884)    (1,339,853)
                                                                     -----------       ----------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         327,286          159,052         5,516,788      6,741,220
    Transfers between funds and guaranteed interest account,
      net.......................................................       1,442,798        1,022,957         1,636,286      3,693,657
    Transfers for contract benefits and terminations............         (39,255)             (70)       (1,862,501)    (2,024,443)
    Contract maintenance charges................................        (101,424)         (38,702)       (2,384,851)    (2,295,789)
                                                                     -----------       ----------    --------------   ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       1,629,405        1,143,237         2,905,722      6,114,645
                                                                     -----------       ----------    --------------   ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --               --          (110,000)            --
                                                                     -----------       ----------    --------------   ------------
Increase (Decrease) in Net Assets...............................       1,546,397        1,223,803       (16,193,162)     4,774,792
Net Assets -- Beginning of Period...............................       1,285,482           61,679        53,050,911     48,276,119
                                                                     -----------       ----------    --------------   ------------
Net Assets -- End of Period.....................................     $ 2,831,879       $1,285,482    $   36,857,749   $ 53,050,911
                                                                     ===========       ==========    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              19               27                49             60
  Redeemed......................................................              (5)             (20)              (36)           (42)
                                                                     -----------       ----------    --------------   ------------
  Net Increase (Decrease).......................................              14                7                13             18
                                                                     -----------       ----------    --------------   ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               6               20                16             33
  Redeemed......................................................              (3)             (17)              (16)           (23)
                                                                     -----------       ----------    --------------   ------------
  Net Increase (Decrease).......................................               3                3                --             10
                                                                     -----------       ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/T. Rowe Price
                                                                            Growth Stock (b)
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    (125,362)     $   (48,012)
  Net realized gain (loss) on investments.......................         (289,223)       2,434,727
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (13,525,544)      (3,057,203)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations.........      (13,940,129)        (670,488)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        3,233,436        1,852,021
    Transfers between funds and guaranteed interest account,
      net.......................................................          244,974       31,917,664
    Transfers for contract benefits and terminations............       (1,429,849)        (558,218)
    Contract maintenance charges................................       (1,598,077)        (792,835)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................          450,484       32,418,632
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (116,999)         210,066
                                                                    -------------      -----------
Increase (Decrease) in Net Assets...............................      (13,606,644)      31,958,210
Net Assets -- Beginning of Period...............................       32,619,159          660,949
                                                                    -------------      -----------
Net Assets -- End of Period.....................................    $  19,012,515      $32,619,159
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                4               12
  Redeemed......................................................               (3)              (1)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................                1               11
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               68              337
  Redeemed......................................................              (64)             (34)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................                4              303
                                                                    -------------      -----------


                                                                            EQ/UBS Growth
                                                                              and Income
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     41,848       $  29,032
 Net realized gain (loss) on investments.........................       (205,597)         40,889
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (1,861,981)       (256,865)
                                                                    ------------       ---------
 Net increase (decrease) in net assets from operations...........     (2,025,730)       (186,944)
                                                                    ------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................        716,215         643,695
  Transfers between funds and guaranteed interest account,
   net...........................................................        442,793       3,280,566
  Transfers for contract benefits and terminations...............        (97,746)        (42,069)
  Contract maintenance charges...................................       (222,985)       (158,497)
                                                                    ------------       ---------
Net increase (decrease) in net assets from contractowners
 transactions....................................................        838,277       3,723,695
                                                                    ------------       ---------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................             --             (79)
                                                                    ------------       ---------
Increase (Decrease) in Net Assets................................     (1,187,453)      3,536,672
Net Assets -- Beginning of Period................................      4,500,457         963,785
                                                                    ------------       ---------
Net Assets -- End of Period......................................   $  3,313,004       $4,500,457
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................             --              --
 Redeemed........................................................             --              --
                                                                    ------------       ----------
 Net Increase (Decrease).........................................             --              --
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             19              38
 Redeemed........................................................             (9)             (4)
                                                                    ------------       ----------
 Net Increase (Decrease).........................................             10              34
                                                                    ------------       ----------



                                                                      EQ/Van Kampen Comstock
                                                                    ----------------------------
                                                                        2008           2007
                                                                    ------------    -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................    $   39,159      $   19,277
 Net realized gain (loss) on investments.........................      (133,012)         35,868
 Change in unrealized appreciation (depreciation) on
  investments....................................................      (664,233)       (127,726)
                                                                     ----------      ----------
 Net increase (decrease) in net assets from operations...........      (758,086)        (72,581)
                                                                     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................       559,588         294,339
  Transfers between funds and guaranteed interest account,
   net...........................................................       778,161         909,507
  Transfers for contract benefits and terminations...............       (39,069)           (763)
  Contract maintenance charges...................................      (122,145)        (57,399)
                                                                     ----------      ----------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     1,176,535       1,145,684
                                                                     ----------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................            --            (295)
                                                                     ----------      ----------
Increase (Decrease) in Net Assets................................       418,449       1,072,808
Net Assets -- Beginning of Period................................     1,176,315         103,507
                                                                     ----------      ----------
Net Assets -- End of Period......................................    $1,594,764      $1,176,315
                                                                     ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            15               8
 Redeemed........................................................            (4)             --
                                                                     ----------      ----------
 Net Increase (Decrease).........................................            11               8
                                                                     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             5               4
 Redeemed........................................................            (1)             --
                                                                     ----------      ----------
 Net Increase (Decrease).........................................             4               4
                                                                     ----------      ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Van Kampen
                                                                        Emerging Markets Equity
                                                                  ------------------------------------
                                                                         2008              2007
                                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $      (745,957)   $ (1,416,176)
  Net realized gain (loss) on investments.......................       28,414,954     110,094,875
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (253,802,672)      8,013,956
                                                                   ---------------    -----------
  Net increase (decrease) in net assets from operations.........     (226,133,675)    116,692,655
                                                                   --------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       22,786,252      22,926,040
    Transfers between funds and guaranteed interest account,
      net.......................................................      (22,155,110)     14,349,470
    Transfers for contract benefits and terminations............      (14,817,662)    (11,779,317)
    Contract maintenance charges................................      (12,178,299)    (10,755,861)
                                                                   --------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (26,364,819)     14,740,332
                                                                   --------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (373,000)             --
                                                                   --------------     -----------
Increase (Decrease) in Net Assets...............................     (252,871,494)    131,432,987
Net Assets -- Beginning of Period...............................      409,508,158     278,075,171
                                                                   --------------     -----------
Net Assets -- End of Period.....................................   $  156,636,664    $409,508,158
                                                                   ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               18              22
  Redeemed......................................................              (10)             (7)
                                                                   ---------------    -----------
  Net Increase (Decrease).......................................                8              15
                                                                   ---------------    -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              184             311
  Redeemed......................................................             (337)           (284)
                                                                   ---------------    -----------
  Net Increase (Decrease).......................................             (153)             27
                                                                   ---------------    -----------


                                                                            EQ/Van Kampen
                                                                          Mid Cap Growth (e)
                                                                  ----------------------------------
                                                                        2008              2007
                                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $      (80,401)    $   37,155
  Net realized gain (loss) on investments.........................      (1,304,485)       669,131
  Change in unrealized appreciation (depreciation) on
    investments....................................................      (9,404,040)      (413,886)
                                                                   --------------     ----------
  Net increase (decrease) in net assets from operations...........     (10,788,926)       292,400
                                                                   --------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners..........................       2,586,628      1,125,815
    Transfers between funds and guaranteed interest account,
      net...........................................................       7,116,965     14,783,772
    Transfers for contract benefits and terminations...............        (331,348)       (81,520)
    Contract maintenance charges...................................        (972,422)      (183,635)
                                                                   --------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................       8,399,823     15,644,432
                                                                   --------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................              --            (31)
                                                                   --------------     ----------
Increase (Decrease) in Net Assets................................      (2,389,103)    15,936,801
Net Assets -- Beginning of Period................................      16,026,917         90,116
                                                                   --------------     ----------
Net Assets -- End of Period......................................  $   13,637,814     $16,026,917
                                                                   ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................             104            120
  Redeemed........................................................             (50)           (10)
                                                                   --------------     -----------
  Net Increase (Decrease).........................................              54            110
                                                                   --------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................              40             30
  Redeemed........................................................             (10)              (3)
                                                                   --------------     -------------
  Net Increase (Decrease).........................................              30             27
                                                                   --------------     ------------


                                                                    EQ/Van Kampen
                                                                   Real Estate (h)
                                                                         (j)
                                                                  ------------------- -----------------
                                                                         2008                2007
                                                                  ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   1,552,216       $   642,956
  Net realized gain (loss) on investments.......................       (8,593,354)        1,725,539
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (22,980,129)       (9,635,499)
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations.........      (30,021,267)       (7,267,004)
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        7,243,537         3,396,370
    Transfers between funds and guaranteed interest account,
      net.......................................................       (2,022,739)       83,772,432
    Transfers for contract benefits and terminations............       (2,850,230)       (1,033,001)
    Contract maintenance charges................................       (3,715,293)       (1,514,743)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (1,344,725)       84,621,058
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (106,037)           68,232
                                                                    -------------       -----------
Increase (Decrease) in Net Assets...............................      (31,472,029)       77,422,286
Net Assets -- Beginning of Period...............................       77,422,286                --
                                                                    -------------       -----------
Net Assets -- End of Period.....................................    $  45,950,257       $77,422,286
                                                                    =============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              295             1,105
  Redeemed......................................................             (336)             (199)
                                                                    -------------       -----------
  Net Increase (Decrease).......................................              (41)              906
                                                                    -------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               19                22
  Redeemed......................................................               (3)               (2)
                                                                    -------------    --------------
  Net Increase (Decrease).......................................               16                20
                                                                    -------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           Fidelity VIP
                                                                      Asset Manager: Growth
                                                                  ------------------------------
                                                                        2008           2007
                                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     106,346    $  129,936
  Net realized gain (loss) on investments.......................         (66,825)      135,486
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,744,180)      324,882
                                                                   -------------    ----------
  Net increase (decrease) in net assets from operations.........      (2,704,659)      590,304
                                                                   -------------    ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         132,315       174,608
    Transfers between funds and guaranteed interest account,
      net.......................................................       2,432,142     1,221,896
    Transfers for contract benefits and terminations............         (71,925)      (15,481)
    Contract maintenance charges................................        (138,045)      (75,076)
                                                                   -------------    ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       2,354,487     1,305,947
                                                                   -------------    ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             421            79
                                                                   -------------    ----------
Increase (Decrease) in Net Assets...............................        (349,751)    1,896,330
Net Assets -- Beginning of Period...............................       4,820,025     2,923,695
                                                                   -------------    ----------
Net Assets -- End of Period.....................................   $   4,470,274    $4,820,025
                                                                   =============    ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --            --
  Redeemed......................................................              --            --
                                                                   -------------    ----------
  Net Increase (Decrease).......................................              --            --
                                                                   -------------    ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              31            18
  Redeemed......................................................             (18)          (10)
                                                                   -------------    ----------
  Net Increase (Decrease).......................................              13             8
                                                                   -------------    ----------


                                                                             Fidelity VIP
                                                                              Contrafund
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     304,747     $    765,505
 Net realized gain (loss) on investments.........................      (7,441,451)      12,414,720
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (13,201,509)      (6,926,004)
                                                                    -------------     ------------
 Net increase (decrease) in net assets from operations...........     (20,338,213)       6,254,221
                                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................         811,151          973,522
  Transfers between funds and guaranteed interest account,
   net...........................................................       2,025,624        3,541,126
  Transfers for contract benefits and terminations...............      (1,940,325)        (303,544)
  Contract maintenance charges...................................        (948,222)        (848,263)
                                                                    -------------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................         (51,772)       3,362,841
                                                                    -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................              --               --
                                                                    -------------     ------------
Increase (Decrease) in Net Assets................................     (20,389,985)       9,617,062
Net Assets -- Beginning of Period................................      46,556,266       36,939,204
                                                                    -------------     ------------
Net Assets -- End of Period......................................   $  26,166,281     $ 46,556,266
                                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              --               --
 Redeemed........................................................              --               --
                                                                    -------------     ------------
 Net Increase (Decrease).........................................              --               --
                                                                    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              91               66
 Redeemed........................................................             (95)             (51)
                                                                    -------------     ------------
 Net Increase (Decrease).........................................                (4)            15
                                                                    ----------------  ------------



                                                                    Fidelity VIP
                                                                    Equity-Income
                                                                   ----------------------------------
                                                                          2008             2007
                                                                   ----------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................    $    155,724     $    179,111
 Net realized gain (loss) on investments.........................      (1,089,523)       1,131,653
 Change in unrealized appreciation (depreciation) on
  investments....................................................      (2,546,871)      (1,183,913)
                                                                     ------------     ------------
 Net increase (decrease) in net assets from operations...........      (3,480,670)         126,851
                                                                     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................         206,941          261,386
  Transfers between funds and guaranteed interest account,
   net...........................................................      (1,228,277)        (871,652)
  Transfers for contract benefits and terminations...............        (157,276)         (16,815)
  Contract maintenance charges...................................        (184,740)        (254,779)
                                                                     ------------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (1,363,352)        (881,860)
                                                                     ------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................              --               --
                                                                     ------------     ------------
Increase (Decrease) in Net Assets................................      (4,844,022)        (755,009)
Net Assets -- Beginning of Period................................       9,359,161       10,114,170
                                                                     ------------     ------------
Net Assets -- End of Period......................................    $  4,515,139     $  9,359,161
                                                                     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              --               --
 Redeemed........................................................              --               --
                                                                     ------------     ------------
 Net Increase (Decrease).........................................              --               --
                                                                     ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              14               20
 Redeemed........................................................             (21)             (25)
                                                                     ------------     ------------
 Net Increase (Decrease).........................................                (7)              (5)
                                                                     ---------------  ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Fidelity VIP
                                                                          Growth & Income
                                                                  --------------------------------
                                                                        2008            2007
                                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $      43,019     $  187,083
  Net realized gain (loss) on investments.......................        (134,222)       142,738
  Change in unrealized appreciation (depreciation) on
   investments..................................................      (2,012,846)       109,658
                                                                   -------------     ----------
  Net increase (decrease) in net assets from operations.........      (2,104,049)       439,479
                                                                   -------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         193,618        133,930
    Transfers between funds and guaranteed interest account,
      net.......................................................         741,455        333,758
    Transfers for contract benefits and terminations............        (115,297)          (450)
    Contract maintenance charges................................         (94,657)       (89,151)
                                                                   -------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         725,119        378,087
                                                                   -------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --             --
                                                                   -------------     ----------
Increase (Decrease) in Net Assets...............................      (1,378,930)       817,566
Net Assets -- Beginning of Period...............................       4,306,029      3,488,463
                                                                   -------------     ----------
Net Assets -- End of Period.....................................   $   2,927,099     $4,306,029
                                                                   =============     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --             --
  Redeemed......................................................              --             --
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              --             --
                                                                   -------------     ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              20             11
  Redeemed......................................................             (16)            (8)
                                                                   -------------     ----------
  Net Increase (Decrease).......................................               4             3
                                                                   -------------     ----------


                                                                            Fidelity VIP                    Fidelity VIP
                                                                             High Income                Investment Grade Bond
                                                                  --------------------------------- -----------------------------
                                                                         2008             2007            2008           2007
                                                                  ----------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    734,589     $     805,418   $     389,350   $  349,327
  Net realized gain (loss) on investments.......................        (969,736)          187,298        (263,378)      (1,057)
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,022,122)         (659,517)       (519,742)      35,759
                                                                    ------------     -------------   -------------   ----------
  Net increase (decrease) in net assets from operations.........      (2,257,269)          333,199        (393,770)     384,029
                                                                    ------------     -------------   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       3,336,572         5,677,739         579,016      385,344
    Transfers between funds and guaranteed interest account,
      net.......................................................      (3,743,163)       (4,738,164)       (664,417)   1,093,529
    Transfers for contract benefits and terminations............        (267,434)           (6,070)       (920,582)     (80,796)
    Contract maintenance charges................................        (177,997)         (215,516)       (213,609)    (188,615)
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (852,022)          717,989      (1,219,592)   1,209,462
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --               430              --           --
                                                                    ------------     -------------   -------------   ----------
Increase (Decrease) in Net Assets...............................      (3,109,291)        1,051,618      (1,613,362)   1,593,491
Net Assets -- Beginning of Period...............................       9,672,865         8,621,247       9,953,518    8,360,027
                                                                    ------------     -------------   -------------   ----------
Net Assets -- End of Period.....................................    $  6,563,574     $   9,672,865   $   8,340,156   $9,953,518
                                                                    ============     =============   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --                --              --           --
  Redeemed......................................................              --                --              --           --
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).......................................              --                --              --           --
                                                                    ------------     -------------   -------------   ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              41                79              38           53
  Redeemed......................................................             (47)              (74)            (49)         (43)
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).......................................                (6)              5             (11)          10
                                                                    ---------------  -------------   -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Fidelity VIP
                                                                              Mid Cap
                                                                  --------------------------------
                                                                        2008             2007
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $       78,125    $ 3,183,108
  Net realized gain (loss) on investments........................       1,525,077        979,981
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (17,135,962)       721,494
                                                                   --------------    -----------
  Net increase (decrease) in net assets from operations..........     (15,532,760)     4,884,583
                                                                   --------------    -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................         643,727        761,765
    Transfers between funds and guaranteed interest account,
      net........................................................        (688,436)     2,645,193
    Transfers for contract benefits and terminations.............      (1,702,883)       (38,040)
    Contract maintenance charges.................................        (826,324)      (815,255)
                                                                   --------------    -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (2,573,916)     2,553,663
                                                                   --------------    -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................              --           (159)
                                                                   --------------    -----------
Increase (Decrease) in Net Assets................................     (18,106,676)     7,438,087
Net Assets -- Beginning of Period................................      40,385,847     32,947,760
                                                                   --------------    -----------
Net Assets -- End of Period......................................  $   22,279,171    $40,385,847
                                                                   ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              --             --
  Redeemed.......................................................              --             --
                                                                   --------------    -----------
  Net Increase (Decrease)........................................              --             --
                                                                   --------------    -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              41             46
  Redeemed.......................................................             (54)           (37)
                                                                   --------------    -----------
  Net Increase (Decrease)........................................             (13)             9
                                                                   --------------    -----------


                                                                                                            Fidelity VIP
                                                                         Fidelity VIP Value               Value Strategies
                                                                  --------------------------------- -----------------------------
                                                                         2008             2007            2008           2007
                                                                  ----------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     31,248     $     297,111   $      24,672   $  558,391
  Net realized gain (loss) on investments........................       (767,921)          615,200      (1,150,133)     124,053
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (2,116,710)       (1,007,984)     (2,135,183)    (803,480)
                                                                    ------------     -------------   -------------   ----------
  Net increase (decrease) in net assets from operations..........     (2,853,383)          (95,673)     (3,260,644)    (121,036)
                                                                    ------------     -------------   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................         85,611           209,175         136,110      179,484
    Transfers between funds and guaranteed interest account,
      net........................................................       (921,416)        2,659,769      (2,115,516)   4,397,043
    Transfers for contract benefits and terminations.............       (136,306)           (6,158)       (291,583)      (2,786)
    Contract maintenance charges.................................       (138,032)         (161,813)       (130,495)    (202,938)
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (1,110,143)        2,700,973      (2,401,484)   4,370,803
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          3,149             1,850              --          104
                                                                    ------------     -------------   -------------   ----------
Increase (Decrease) in Net Assets................................     (3,960,377)        2,607,150      (5,662,128)   4,249,871
Net Assets -- Beginning of Period................................      6,930,103         4,322,953       8,359,216    4,109,345
                                                                    ------------     -------------   -------------   ----------
Net Assets -- End of Period......................................   $  2,969,726     $   6,930,103   $   2,697,088   $8,359,216
                                                                    ============     =============   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            --                --              --           --
  Redeemed........................................................            --                --              --           --
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).........................................            --                --              --           --
                                                                    ------------     -------------   -------------   ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            11                38              10           49
  Redeemed........................................................           (19)              (23)            (23)         (31)
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).........................................            (8)               15             (13)          18
                                                                    ------------     -------------   -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               Multimanager
                                                                            Aggressive Equity
                                                                  --------------------------------------
                                                                          2008               2007
                                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (292,662)     $ (2,534,196)
  Net realized gain (loss) on investments.......................           997,032        10,854,636
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (239,906,457)       47,430,399
                                                                    --------------      ------------
  Net increase (decrease) in net assets from operations.........      (239,202,087)       55,750,839
                                                                    --------------      ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        37,898,155        44,955,683
    Transfers between funds and guaranteed interest account,
      net.......................................................       (19,361,895)      (26,694,685)
    Transfers for contract benefits and terminations............       (23,645,519)      (29,628,414)
    Contract maintenance charges................................       (31,474,886)      (33,136,318)
                                                                    --------------      ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (36,584,145)      (44,503,734)
                                                                    --------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           (74,000)              578
                                                                    --------------      ------------
Increase (Decrease) in Net Assets...............................      (275,860,232)       11,247,683
Net Assets -- Beginning of Period...............................       535,302,450       524,054,767
                                                                    --------------      ------------
Net Assets -- End of Period.....................................    $  259,442,218      $535,302,450
                                                                    ==============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                25                33
  Redeemed......................................................              (105)             (123)
                                                                    --------------      ------------
  Net Increase (Decrease).......................................               (80)              (90)
                                                                    --------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                12                13
  Redeemed......................................................               (20)              (16)
                                                                    --------------      ------------
  Net Increase (Decrease).......................................                (8)               (3)
                                                                    --------------      ------------


                                                                      Multimanager Core Bond
                                                                  -------------------------------
                                                                       2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $  3,744,858    $  2,879,959
  Net realized gain (loss) on investments.......................      2,040,252        (226,900)
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (4,086,962)      1,768,997
                                                                   ------------    ------------
  Net increase (decrease) in net assets from operations.........      1,698,148       4,422,056
                                                                   ------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      8,468,219      10,154,342
    Transfers between funds and guaranteed interest account,
      net.......................................................      5,096,263      (3,764,217)
    Transfers for contract benefits and terminations............     (5,257,342)     (2,181,227)
    Contract maintenance charges................................     (4,921,082)     (4,597,821)
                                                                   ------------    ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      3,386,058        (388,923)
                                                                   ------------    ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              --
                                                                   ------------    ------------
Increase (Decrease) in Net Assets...............................      5,084,206       4,033,133
Net Assets -- Beginning of Period...............................     77,916,256      73,883,123
                                                                   ------------    ------------
Net Assets -- End of Period.....................................   $ 83,000,462    $ 77,916,256
                                                                   ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             24              38
  Redeemed......................................................            (19)            (17)
                                                                   ------------    ------------
  Net Increase (Decrease).......................................              5              21
                                                                   ------------    ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................            140              79
  Redeemed......................................................           (120)           (102)
                                                                   ------------    ------------
  Net Increase (Decrease).......................................             20             (23)
                                                                   ------------    ------------


                                                                       Multimanager Health Care
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ---------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    (98,633)      $  (116,938)
  Net realized gain (loss) on investments.......................       (699,857)        3,116,343
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (8,120,546)         (476,716)
                                                                   ------------       -----------
  Net increase (decrease) in net assets from operations.........     (8,919,036)        2,522,689
                                                                   ------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      3,130,360         3,623,574
    Transfers between funds and guaranteed interest account,
      net.......................................................       (395,198)       (1,278,442)
    Transfers for contract benefits and terminations............     (1,080,829)         (575,505)
    Contract maintenance charges................................     (1,567,862)       (1,479,330)
                                                                   ------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         86,471           290,297
                                                                   ------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --                --
                                                                   ------------       -----------
Increase (Decrease) in Net Assets...............................     (8,832,565)        2,812,986
Net Assets -- Beginning of Period...............................     32,420,775        29,607,789
                                                                   ------------       -----------
Net Assets -- End of Period.....................................   $ 23,588,210       $32,420,775
                                                                   ============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             11                 9
  Redeemed......................................................             (7)               (5)
                                                                   ------------       -----------
  Net Increase (Decrease).......................................              4                 4
                                                                   ------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             58                50
  Redeemed......................................................            (63)              (54)
                                                                   ------------       -----------
  Net Increase (Decrease).......................................             (5)               (4)
                                                                   ------------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Multimanager
                                                                             High Yield
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $  15,571,685    $  14,147,164
  Net realized gain (loss) on investments........................     (8,011,463)        (886,970)
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (51,057,039)      (7,338,297)
                                                                   -------------    -------------
  Net increase (decrease) in net assets from operations..........    (43,496,817)       5,921,897
                                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     29,622,108       24,441,919
    Transfers between funds and guaranteed interest account,
      net........................................................    (24,525,460)     (38,160,841)
    Transfers for contract benefits and terminations.............     (8,814,127)      (9,093,439)
    Contract maintenance charges.................................    (10,748,971)     (10,911,249)
                                                                   -------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................    (14,466,450)     (33,723,610)
                                                                   -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (215,000)          (4,998)
                                                                   -------------    -------------
Increase (Decrease) in Net Assets................................    (58,178,267)     (27,806,712)
Net Assets -- Beginning of Period................................    191,835,332      219,642,044
                                                                   -------------    -------------
Net Assets -- End of Period......................................  $ 133,657,065    $ 191,835,332
                                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................            207              288
  Redeemed.......................................................           (241)            (390)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................            (34)            (102)
                                                                   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             25               68
  Redeemed.......................................................            (60)             (58)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................            (35)              10
                                                                   -------------    -------------



                                                                              Multimanager
                                                                          International Equity
                                                                   ----------------------------------
                                                                         2008               2007
                                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     789,609      $   257,504
  Net realized gain (loss) on investments........................       1,869,820        8,258,506
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (42,486,141)         196,381
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (39,826,712)       8,712,391
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       6,915,056        8,862,686
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,439,723)       2,659,881
    Transfers for contract benefits and terminations.............      (2,853,837)      (1,549,160)
    Contract maintenance charges.................................      (3,406,563)      (3,244,023)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................        (785,067)       6,729,384
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (50,000)             (10)
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (40,661,779)      15,441,765
Net Assets -- Beginning of Period................................      84,637,339       69,195,574
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  43,975,560      $84,637,339
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              14               15
  Redeemed.......................................................              (9)              (4)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               5               11
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              59               71
  Redeemed.......................................................             (72)             (54)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................             (13)              17
                                                                    -------------      -----------


                                                                            Multimanager
                                                                        Large Cap Core Equity
                                                                  ---------------------------------
                                                                         2008            2007
                                                                  ----------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     25,225      $   21,318
  Net realized gain (loss) on investments.......................        (365,155)        946,604
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (3,422,875)       (621,299)
                                                                    ------------      ----------
  Net increase (decrease) in net assets from operations.........      (3,762,805)        346,623
                                                                    ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,107,772       1,383,569
    Transfers between funds and guaranteed interest account,
      net.......................................................        (640,962)      1,289,967
    Transfers for contract benefits and terminations............        (209,650)       (264,351)
    Contract maintenance charges................................        (579,473)       (542,630)
                                                                    ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (322,313)      1,866,555
                                                                    ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --              --
                                                                    ------------      ----------
Increase (Decrease) in Net Assets...............................      (4,085,118)      2,213,178
Net Assets -- Beginning of Period...............................       9,749,045       7,535,867
                                                                    ------------      ----------
Net Assets -- End of Period.....................................    $  5,663,927      $9,749,045
                                                                    ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               4               5
  Redeemed......................................................              (3)             (4)
                                                                    ------------      ----------
  Net Increase (Decrease).......................................               1               1
                                                                    ------------      ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              14              19
  Redeemed......................................................             (19)             (7)
                                                                    ------------      ----------
  Net Increase (Decrease).......................................              (5)             12
                                                                    ------------      ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                            Large Cap Growth
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     (53,008)     $   (64,899)
  Net realized gain (loss) on investments........................      (1,299,759)       3,045,648
  Change in unrealized appreciation (depreciation) on
    investments..................................................      (8,366,392)        (939,710)
                                                                    -------------      -----------
 Net increase (decrease) in net assets from operations...........      (9,719,159)       2,041,039
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       2,638,221        3,573,176
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,076,940)        (339,459)
    Transfers for contract benefits and terminations.............        (688,965)        (635,018)
    Contract maintenance charges.................................      (1,313,602)      (1,265,398)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................        (441,286)       1,333,301
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................              --               --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (10,160,445)       3,374,340
Net Assets -- Beginning of Period................................      21,983,185       18,608,845
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  11,822,740      $21,983,185
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              12                9
  Redeemed.......................................................             (10)              (2)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               2                7
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              39               42
  Redeemed.......................................................             (45)             (40)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................              (6)             2
                                                                    -------------      -----------


                                                                              Multimanager
                                                                            Large Cap Value
                                                                   -----------------------------------
                                                                         2008               2007
                                                                   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     440,081      $   323,452
  Net realized gain (loss) on investments........................      (1,600,662)       5,792,421
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (16,503,698)      (5,021,038)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (17,664,279)       1,094,835
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       4,902,279        5,523,510
    Transfers between funds and guaranteed interest account,
      net........................................................       3,943,830        3,206,392
    Transfers for contract benefits and terminations.............      (1,634,028)      (1,349,944)
    Contract maintenance charges.................................      (2,112,723)      (1,915,309)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       5,099,358        5,464,649
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          (9,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (12,573,921)       6,559,484
Net Assets -- Beginning of Period................................      42,997,647       36,438,163
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  30,423,726      $42,997,647
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              16               18
  Redeemed.......................................................              (9)              (3)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               7               15
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              75               71
  Redeemed.......................................................             (48)             (55)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................              27               16
                                                                    -------------      -----------


                                                                               Multimanager
                                                                              Mid Cap Growth
                                                                  -------------------------------------
                                                                         2008                2007
                                                                   ----------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (111,559)      $  (146,003)
  Net realized gain (loss) on investments........................      (1,803,825)        4,102,911
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (13,570,205)          (81,060)
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations..........     (15,485,589)        3,875,848
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       3,561,879         4,322,114
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,656,143)       (1,631,001)
    Transfers for contract benefits and terminations.............      (1,063,609)         (989,996)
    Contract maintenance charges.................................      (2,181,375)       (2,284,571)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (1,339,248)         (583,454)
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (14,000)               --
                                                                    -------------       -----------
Increase (Decrease) in Net Assets................................     (16,838,837)        3,292,394
Net Assets -- Beginning of Period................................      36,408,713        33,116,319
                                                                    -------------       -----------
Net Assets -- End of Period......................................   $  19,569,876       $36,408,713
                                                                    =============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................               6                 8
  Redeemed.......................................................              (6)               (8)
                                                                    -------------       -----------
  Net Increase (Decrease)........................................              --                --
                                                                    -------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              48                49
  Redeemed.......................................................             (62)              (56)
                                                                    -------------       -----------
  Net Increase (Decrease)........................................             (14)               (7)
                                                                    -------------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                             Mid Cap Value
                                                                   ----------------------------------
                                                                         2008               2007
                                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $      55,713      $  (267,613)
  Net realized gain (loss) on investments........................      (4,688,232)       5,796,560
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (16,939,226)      (5,621,764)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (21,571,745)         (92,817)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       5,217,954        6,352,495
    Transfers between funds and guaranteed interest account,
      net........................................................      (2,077,731)      (3,711,483)
    Transfers for contract benefits and terminations.............      (3,130,608)      (1,830,608)
    Contract maintenance charges.................................      (2,649,325)      (2,854,131)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (2,639,710)      (2,043,727)
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (99,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (24,310,455)      (2,136,544)
Net Assets -- Beginning of Period................................      61,893,523       64,030,067
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  37,583,068      $61,893,523
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
   Issued........................................................              14               10
   Redeemed......................................................              (7)             (11)
                                                                    -------------      -----------
   Net Increase (Decrease).......................................               7               (1)
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
   Issued........................................................              70               89
   Redeemed......................................................            (101)            (101)
                                                                    -------------      -----------
   Net Increase (Decrease).......................................             (31)             (12)
                                                                    -------------      -----------


                                                                            Multimanager
                                                                        Small Cap Growth (c)
                                                                  --------------------------------
                                                                        2008            2007
                                                                  ---------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (5,026)    $   (1,672)
  Net realized gain (loss) on investments.......................        (444,028)       498,020
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (1,836,092)      (489,445)
                                                                   -------------     ----------
  Net increase (decrease) in net assets from operations.........      (2,285,146)         6,903
                                                                   -------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,393,219      1,552,148
    Transfers between funds and guaranteed interest account,
      net.......................................................         315,988        867,709
    Transfers for contract benefits and terminations............         (83,490)       (51,526)
    Contract maintenance charges................................        (419,764)      (348,443)
                                                                   -------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       1,205,953      2,019,888
                                                                   -------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (4,348)        (3,063)
                                                                   -------------     ----------
Increase (Decrease) in Net Assets...............................      (1,083,541)     2,023,728
Net Assets -- Beginning of Period...............................       4,611,143      2,587,415
                                                                   -------------     ----------
Net Assets -- End of Period.....................................   $   3,527,602     $4,611,143
                                                                   =============     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --             --
  Redeemed......................................................              --             --
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              --             --
                                                                   -------------     ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              27             23
  Redeemed......................................................             (14)            (7)
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              13             16
                                                                   -------------     ----------


                                                                             Multimanager
                                                                           Small Cap Value
                                                                  ------------------ -----------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (27,144)     $   (21,182)
  Net realized gain (loss) on investments.......................       (3,278,679)       4,017,183
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (12,014,427)      (9,042,331)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations.........      (15,320,250)      (5,046,330)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        5,066,996        6,932,951
    Transfers between funds and guaranteed interest account,
      net.......................................................       (4,787,815)      (3,442,375)
    Transfers for contract benefits and terminations............       (1,659,609)      (2,231,222)
    Contract maintenance charges................................       (2,320,371)      (2,564,811)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (3,700,799)      (1,305,457)
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (89,002)             (21)
                                                                    -------------      -----------
Increase (Decrease) in Net Assets...............................      (19,110,051)      (6,351,808)
Net Assets -- Beginning of Period...............................       43,303,952       49,655,760
                                                                    -------------      -----------
Net Assets -- End of Period.....................................    $  24,193,901      $43,303,952
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                9               13
  Redeemed......................................................              (10)              (6)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................               (1)               7
                                                                    ----------------   -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               15               31
  Redeemed......................................................              (36)             (45)
                                                                    ---------------    -----------
  Net Increase (Decrease).......................................              (21)             (14)
                                                                    ---------------    -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                               Technology
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (318,846)     $  (380,488)
  Net realized gain (loss) on investments........................       1,302,040        4,948,261
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (45,032,927)       8,130,609
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (44,049,733)      12,698,382
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       8,386,016        8,866,093
    Transfers between funds and guaranteed interest account,
      net........................................................      (2,605,160)       4,270,389
    Transfers for contract benefits and terminations.............      (3,095,651)      (3,158,250)
    Contract maintenance charges.................................      (4,502,608)      (4,319,223)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (1,817,403)       5,659,009
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (249,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (46,116,136)      18,357,391
Net Assets -- Beginning of Period................................      93,672,802       75,315,411
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  47,556,666      $93,672,802
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              11               12
  Redeemed.......................................................              (7)              (5)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               4                7
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              79              155
  Redeemed.......................................................            (114)            (143)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................             (35)              12
                                                                    -------------      -----------


                                                                       Natural        Target 2015
                                                                    Resources (k)   Allocation (k)
                                                                  ---------------- ----------------
                                                                        2008             2008
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $       24,460     $  33,450
  Net realized gain (loss) on investments.......................       (2,825,057)      (26,966)
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (9,626,203)      (55,945)
                                                                   --------------     ---------
  Net increase (decrease) in net assets from operations.........      (12,426,800)      (49,461)
                                                                   --------------     ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        7,360,633        49,485
    Transfers between funds and guaranteed interest account,
      net.......................................................       16,649,535       881,094
    Transfers for contract benefits and terminations............               --            --
    Contract maintenance charges................................         (165,163)       (3,275)
                                                                   --------------     ---------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       23,845,005       927,304
                                                                   --------------     ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................               --            --
                                                                   --------------     ---------
Increase (Decrease) in Net Assets...............................       11,418,205       877,843
Net Assets -- Beginning of Period...............................               --            --
                                                                   --------------     ---------
Net Assets -- End of Period.....................................   $   11,418,205     $ 877,843
                                                                   ==============     =========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               --            --
  Redeemed......................................................               --            --
                                                                   --------------     ---------
  Net Increase (Decrease).......................................               --            --
                                                                   --------------     ---------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              346            13
  Redeemed......................................................              (91)           (2)
                                                                   --------------     ---------
  Net Increase (Decrease).......................................              255            11
                                                                   --------------     ---------


                                                                             Target 2035
                                                                            Allocation (k)
                                                                  --------------------------------
                                                                        2008             2008
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................      $ 22,685       $    3,119
  Net realized gain (loss) on investments.......................         2,368              722
  Change in unrealized appreciation (depreciation) on
    investments.................................................           480          (16,517)
                                                                      --------       ----------
  Net increase (decrease) in net assets from operations.........        25,533          (12,676)
                                                                      --------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................           713               --
    Transfers between funds and guaranteed interest account,
      net.......................................................       633,977          109,900
    Transfers for contract benefits and terminations............            --               --
    Contract maintenance charges................................        (2,070)            (634)
                                                                      --------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       632,620          109,266
                                                                      --------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................            --               --
                                                                      --------       ----------
Increase (Decrease) in Net Assets...............................       658,153           96,590
Net Assets -- Beginning of Period...............................            --               --
                                                                      --------       ----------
Net Assets -- End of Period.....................................      $658,153       $   96,590
                                                                      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --               --
  Redeemed......................................................            --               --
                                                                      --------       ----------
  Net Increase (Decrease).......................................            --               --
                                                                      --------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             9                1
  Redeemed......................................................            --               --
                                                                      --------       ----------
  Net Increase (Decrease).......................................             9                1
                                                                      --------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       Target 2045                Vanguard VIF
                                                                     Allocation (k)               Equity Index
                                                                    ----------------   ----------------------------------
                                                                          2008               2008              2007
                                                                    ----------------   ---------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................         $   --         $    258,917        $   40,351
  Net realized gain (loss) on investments.......................             --             (207,953)          250,472
  Change in unrealized appreciation (depreciation) on
    investments.................................................             --           (2,355,208)          (87,065)
                                                                         ------         ------------        ----------
  Net increase (decrease) in net assets from operations.........             --           (2,304,244)          203,758
                                                                         ------         ------------        ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................          8,099            1,627,754         1,569,629
    Transfers between funds and guaranteed interest account,
      net.......................................................             --             (124,368)          (16,851)
    Transfers for contract benefits and terminations............             --              (76,729)          (68,557)
    Contract maintenance charges................................             --             (494,378)         (466,989)
                                                                         ------         ------------        ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................          8,099              932,279         1,017,232
                                                                         ------         ------------        ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              (29,999)               67
                                                                         ------         ------------        ----------
Increase (Decrease) in Net Assets...............................          8,099           (1,401,964)        1,221,057
Net Assets -- Beginning of Period...............................             --            5,512,660         4,291,603
                                                                         ------         ------------        ----------
Net Assets -- End of Period.....................................         $8,099         $  4,110,696        $5,512,660
                                                                         ======         ============        ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             --                   18                13
  Redeemed......................................................             --                  (10)               (6)
                                                                         ------         ------------        ----------
  Net Increase (Decrease).......................................             --                    8                 7
                                                                         ------         ------------        ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             --                   --                --
  Redeemed......................................................             --                   --                --
                                                                         ------         ------------        ----------
  Net Increase (Decrease).......................................             --                   --                --
                                                                         ------         ------------        ----------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(e) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(f) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(g) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(j) Commenced operations on August 17, 2007.
(k) Commenced operations on May 1, 2008.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual funds portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 74 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(5)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(7)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(8)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(9)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Fidelity VIP Asset Manager: Growth
    o Fidelity VIP Contrafund
    o Fidelity VIP Equity-Income
    o Fidelity VIP Growth & Income
    o Fidelity VIP High Income
    o Fidelity VIP Investment Grade Bond
    o Fidelity VIP Mid Cap
    o Fidelity VIP Value
    o Fidelity VIP Value Strategies
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Natural Resources
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation
    o Vanguard VIF Equity Index

    ----------------------

    (1) Formerly known as MarketPLUS International Core
    (2) Formerly known as MarketPLUS Large Cap Core
    (3) Formerly known as MarketPLUS Large Cap Growth
    (4) Formerly known as MarketPLUS Mid Cap Value
    (5) Formerly known as EQ/AllianceBernstein Large Cap Growth
    (6) Formerly known as EQ/Legg Mason Value Equity
    (7) Formerly known as EQ/AllianceBernstein Value
    (8) Formerly known as EQ/FI Mid Cap
    (9) Formerly known as EQ/AllianceBernstein Quality Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

    o Accumulator Life
    o Incentive Life
    o Incentive Life 2000
    o Incentive Life Sales (1999 and after)
    o Incentive Life '02
    o Incentive Life '06
    o Incentive Life(R) Optimizer
    o Incentive Life PlusSM
    o Incentive Life Plus Original Series
    o Paramount Life
    o IL Legacy
    o IL ProtectorSM
    o Incentive Life COLI
    o Incentive Life COLI '04
    o Champion 2000
    o Survivorship 2000
    o Survivorship Incentive Life 1999
    o Survivorship Incentive Life '02
    o Survivorship Incentive Life(R) Legacy
    o SP-Flex
    o Corporate Owned Incentive Life(R)

    The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

    The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset of paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

    Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


3.  Fair Value Disclosures (Concluded)

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                           Purchases       Sales
                                                        -------------  -------------
    AXA Aggressive Allocation........................      47,460,962     12,149,268
    AXA Conservative Allocation......................      15,806,227      6,684,999
    AXA Conservative-Plus Allocation.................      18,020,430      6,713,188
    AXA Moderate Allocation..........................     145,564,260    136,601,950
    AXA Moderate-Plus Allocation.....................     130,908,424     27,330,826
    EQ/AllianceBernstein Common Stock................     826,650,636    992,090,150
    EQ/AllianceBernstein Intermediate
      Government Securities..........................      39,778,625     40,032,147
    EQ/AllianceBernstein International...............      65,655,314     90,561,852
    EQ/AllianceBernstein Small Cap Growth............      16,595,639     29,444,810
    EQ/Ariel Appreciation II.........................       1,668,363        411,628
    EQ/AXA Rosenberg VIT Value Long/Short Equity.....       7,505,805     10,585,102
    EQ/BlackRock Basic Value Equity..................      23,800,710     27,056,512
    EQ/BlackRock International Value.................     166,417,964    174,957,985
    EQ/Boston Advisors Equity Income.................       6,559,579      1,705,215
    EQ/Calvert Socially Responsible..................         572,760        548,942
    EQ/Capital Guardian Growth.......................       4,259,966      5,183,646
    EQ/Capital Guardian Research.....................       9,821,405     26,110,877
    EQ/Caywood-Scholl High Yield Bond................       4,903,620      2,265,983
    EQ/Equity 500 Index..............................      79,754,578     91,814,538
    EQ/Evergreen International Bond..................      45,778,233     17,925,922
    EQ/Evergreen Omega...............................       4,251,385      4,200,735
    EQ/GAMCO Mergers and Acquisitions................       3,090,917        889,742
    EQ/GAMCO Small Company Value.....................      21,080,328      4,832,255
    EQ/International Core PLUS.......................      14,837,198      5,988,813
    EQ/International Growth..........................      11,316,377      4,864,700
    EQ/JPMorgan Core Bond............................       9,738,379     13,279,068
    EQ/JPMorgan Value Opportunities..................       4,106,229      8,385,219
    EQ/Large Cap Core PLUS...........................       2,305,450      3,068,362
    EQ/Large Cap Growth Index........................      35,802,988     34,979,901
    EQ/Large Cap Growth PLUS.........................      11,288,754     21,274,543
    EQ/Large Cap Value Index.........................       2,132,533        608,295
    EQ/Large Cap Value PLUS..........................      42,175,602    106,730,526
    EQ/Long Term Bond................................       3,152,650      1,364,468
    EQ/Lord Abbett Growth and Income.................       1,094,015        293,047
    EQ/Lord Abbett Large Cap Core....................       4,694,164      1,014,354
    EQ/Lord Abbett Mid Cap Value.....................       5,490,819      4,956,005
    EQ/Marsico Focus.................................      32,898,878     20,589,951
    EQ/Mid Cap Index.................................      16,090,213     17,785,982
    EQ/Mid Cap Value PLUS............................      87,950,500    114,055,598

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


4. Purchases and Sales of Investments (Concluded)

                                                Purchases        Sales
                                              -------------  -------------
EQ/Money Market.............................. 270,358,427    247,802,292
EQ/Montag & Caldwell Growth..................  12,317,031      3,389,928
EQ/PIMCO Real Return.........................  41,430,329     11,526,979
EQ/Quality Bond PLUS.........................  37,594,175     34,315,413
EQ/Short Duration Bond.......................   2,783,619        963,056
EQ/Small Company Index.......................  19,473,326     12,433,131
EQ/T. Rowe Price Growth Stock................   5,973,717      5,759,338
EQ/UBS Growth and Income.....................   1,697,039        816,868
EQ/Van Kampen Comstock.......................   1,672,112        439,621
EQ/Van Kampen Emerging Markets Equity........  64,798,246     77,348,842
EQ/Van Kampen Mid Cap Growth.................  13,987,641      5,665,864
EQ/Van Kampen Real Estate....................  26,289,185     25,636,699
Fidelity VIP Asset Manager: Growth...........   5,003,654      2,539,094
Fidelity VIP Contrafund......................  17,398,600     16,079,905
Fidelity VIP Equity-Income...................   2,268,355      3,468,843
Fidelity VIP Growth & Income.................   3,165,873      2,057,454
Fidelity VIP High Income.....................   6,413,184      6,530,188
Fidelity VIP Investment Grade Bond...........   4,872,520      5,694,912
Fidelity VIP Mid Cap.........................  15,021,476     12,094,366
Fidelity VIP Value...........................   1,875,040      2,767,383
Fidelity VIP Value Strategies................   2,791,981      3,993,441
Multimanager Aggressive Equity...............   7,709,565     44,709,131
Multimanager Core Bond.......................  27,323,923     17,986,186
Multimanager Health Care.....................   9,054,013      8,717,295
Multimanager High Yield......................  68,848,655     67,882,937
Multimanager International Equity............  14,869,405     13,653,269
Multimanager Large Cap Core Equity...........   2,350,280      2,630,041
Multimanager Large Cap Growth................   5,003,437      5,469,500
Multimanager Large Cap Value.................  13,286,232      7,666,432
Multimanager Mid Cap Growth..................   6,274,595      7,447,666
Multimanager Mid Cap Value...................  11,587,746     13,626,070
Multimanager Small Cap Growth................   2,409,382      1,217,778
Multimanager Small Cap Value.................   5,497,451      9,171,315
Multimanager Technology......................  13,134,292     15,565,666
Natural Resources............................  32,095,978      6,904,877
Target 2015 Allocation.......................   1,100,256        133,461
Target 2025 Allocation.......................     665,670          5,690
Target 2035 Allocation.......................     113,837            533
Target 2045 Allocation.......................       8,099              0
Vanguard VIF Equity Index....................   2,359,110      1,197,913

5.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


5.  Expenses and Related Party Transactions (Concluded)

    AXA Equitable serves as investment manager of The Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6.  Substitutions/Transfers

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges. * denotes Reorganization Transaction, + denotes Substitution Transaction.

-------------------------------------------------------------------------------------------------------------
August 17, 2007                          Removed Portfolio                        Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                                 EQ/AllianceBernstein Growth and Income*       EQ/AllianceBernstein Value*
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                            21,668,626                                  40,147,720
Shares -- Class B                             7,001,666                                  12,918,541
Value -- Class A                                 $19.34                                $      16.30
Value -- Class B                                 $19.21                                $      16.27
Net assets before merger                   $553,573,231                                $311,019,267
Net assets after merger                              --                                 864,592,498
-------------------------------------------------------------------------------------------------------------
                                           Davis Value+                     EQ/AllianceBernstein Value+
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                               109,371                                     191,074
Value -- Class A                           $      14.84                                $      16.30
Net assets before merger                   $  1,623,066                                $  1,491,440
Net assets after merger                              --                                $  3,114,506
-------------------------------------------------------------------------------------------------------------
                                         MFS Mid Cap Growth+                 EQ/Van Kampen Mid Cap Growth+
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                48,805                                      24,162
Value -- Class A                           $       7.28                                $      14.71
Net assets before merger                   $    355,300                                $        123
-------------------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


6. Substitutions/Transfers (Concluded)


---------------------------------------------------------------------------------------------------------------------

 August 17, 2007                           Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
Net assets after merger                              --                                $    355,423
---------------------------------------------------------------------------------------------------------------------
                                         OpCap Renaissance+                  EQ/Lord Abbett Mid Cap Value+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                             1,343,778                                   1,813,654
Value -- Class A                           $      14.14                                $      12.68
Net assets before merger                   $ 19,001,021                                $  3,996,112
Net assets after merger                              --                                $ 22,997,133
---------------------------------------------------------------------------------------------------------------------
                                          PIMCO Total Return+                 EQ/JPMorgan Core Bond+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                               67,929                                    155,328
Value -- Class A                             $   10.07                                $     11.02
Net assets before merger                     $ 684,045                                $ 1,027,670
Net assets after merger                             --                                $ 1,711,715
---------------------------------------------------------------------------------------------------------------------
                                         UIF U.S. Real Estate+              EQ/Van Kampen Real Estate+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                            3,897,541                                 10,304,467
Shares -- Class B                               64,096                                    167,989
Value -- Class A                           $     24.11                                $      9.13
Value -- Class B                           $     23.88                                $      9.13
Net assets before merger                   $95,500,326                                $   113,197
Net assets after merger                             --                                $95,613,523
---------------------------------------------------------------------------------------------------------------------
July 6, 2007                                 Removed Portfolio                         Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
                                  EQ/Capital Guardian U.S. Equity*             EQ/Capital Guardian Research*
---------------------------------------------------------------------------------------------------------------------
Shares--Class A                                965,701                                    833,441
Shares -- Class B                            5,726,963                                 10,542,446
Value -- Class A                           $     12.05                               $      15.09
Value -- Class B                           $     12.05                               $      15.08
Net assets before merger                   $80,646,601                               $ 90,910,109
Net assets after merger                             --                               $171,556,710
---------------------------------------------------------------------------------------------------------------------
 November 17, 2006                           Removed Portfolio                         Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
                           Laudus Rosenberg VIT Value Long/Short Equity      EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
Shares -- Class B                            1,406,771                                  1,406,771
Value -- Class B                           $15,108,715                                $15,108,715
Net Assets before merger                   $15,108,715                                         --
Net Assets after merger                             --                                $15,108,715
---------------------------------------------------------------------------------------------------------------------

7.  Contractowner Charges

    Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)          varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life
  1999, Incentive Life Plus, Champion 2000...............       0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................     varies (b)(g)               --              --           0.80%
Incentive Life '06.......................................       0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................       0.90%(b)                  --              --           0.90%
Paramount Life...........................................       0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................       0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................       0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................       0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................       0.60%(a)                  --              --           0.60%
Survivorship 2000........................................       0.90%(a)                  --              --           0.90%
IL Legacy................................................       1.75%(b)(h)               --              --           1.75%
IL Protector.............................................       0.80%(a)                  --              --           0.80%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Continued)

                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
SP-Flex..................................................       0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................       0.85%(b)(i)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................       0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................       0.35%(b)(k)               --              --           0.35%

----------------------

    (a)  Charged to daily net assets of the Account.

    (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

    (c)  Policy years 1-5 0.75% (1.00% maximum)
         Policy years 6-20 0.55% (0.75% maximum)

    (d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
         Policy years 11+ 0.30% to 0.50% maximum

    (e)  Policy years 1-8 0.85% (1.00% maximum)
         Policy years 9-10 0.00% (1.00% maximum)

    (f)  Policy years 1-10 0.72% to 1.73%
         Policy years 11+ 0.11% to 0.32%

    (g)  Policy years 1-15 0.80%, 0.70% or 0.60% depending
         Policy years 16+ 0.30% or 0.20% depending

    (h)  Policy years 1-10 1.75% (maximum and current)
         Policy years 11-20 0.25% (0.50% maximum)
         Policy Years 21+ 0.00% (0.50% maximum)

    (i)  Policy years 1-10 1.00% (maximum)
         Policy years 11+ 0.08% (0.50% maximum)

    (j)  Policy years 1-15 0.55% (maximum)
         Policy years 16+ 0.05% (0.55% maximum)
         For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

    (k)  Policy years 1-10 0.35% (0.50% maximum)
         Policy years 11+ 0.10% (0.35% maximum)
         For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

    The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

    The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

    The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

    The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

    The Incentive Life(R) Optimizer mortality and expense charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense charges are lower than the guaranteed charges.

    The Survivorship Incentive Life(R) Legacy mortality and expense charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Continued)

    The Corporate Owned Incentive Life(R) mortality and expense charge of 0.35% will be in effect for the first ten policy years. For policy years on a current basis 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense charges are lower than the guaranteed charges.

    Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04 IL Optimizer, SIL Legacy, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

    Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract, election of riders, or Contractowner's account value.


Charges                                When charge is deducted                Amount deducted                      How deducted
------------------------------------   -----------------------   -------------------------------------------  ----------------------
Riders                                 Monthly                   Amount varies depending on the specifics     Unit liquidation from
                                                                 of your policy.                              account value

Death Benefit Guarantee (Guaranteed    Monthly                   Low - $0.01 for each $1,000 of face          Unit liquidation from
Minimum Death Benefit Charge).                                   amount of the policy.                        account value

                                                                 High - $0.02 for each $1,000 of face
                                                                 amount of the policy.

Charge for State and Local Tax         At time of premium        Varies by state of residence of insured      Deducted from
Expense                                payment                   person.                                      premium

Charge for Federal Tax Expenses                                   1.25%

Premium Charge                         At time of premium        Depending on the policy, varies from a flat  Deducted from
                                       payment                   fee of $2 to $250 to a range of 3% to 30%    premium
                                                                 on premiums

Monthly administrative charges         Monthly                   Low - $5 per month                           Unit liquidation from
                                                                                                              account value
                                                                 High - Depending on face amount,
                                                                 policyholder age at issue and policy year,
                                                                 up to $55 per year.

                                                                 Depending on the policy, may also be a
                                                                 charge per $1,000 of face amount ranging
                                                                 from $0.03 to $ 0.70

Cost of Insurance (COI) and Rating     Monthly                   Amount varies depending upon specifics of    Unit liquidation from
charge                                                           policy. COI based upon amount at risk.       account value
                                                                 Rating Charge based upon face amount of
                                                                 insurance.

Surrender, termination or decrease     At time of transaction    The amount of surrender charges if           Unit liquidation from
in face amount of policy during the                              applicable is set forth in your policy.      account value
first 10 or 15 years depending on
contract.

Partial Withdrawal                     At time of transaction.   $25 (or if less, 2% of the withdrawal)       Unit liquidation from
                                                                                                              account value

Increase in policy's face amount       At time of transaction.   $1.50 for each $1,000 of the increase (but   Unit liquidation from
                                                                 not more than $250 in total)                 account value


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008

7.  Contractowner Charges (Concluded)

Charges                                When charge is deducted                Amount deducted                      How deducted
------------------------------------   -----------------------   -------------------------------------------  ----------------------
Administrative Surrender Charge        At time of transaction.   $2 to $6 per 1,000 depending on issue age    Unit liquidation from
                                                                 which after the third year declines if       account value
                                                                 applicable

                                                                 Depending on the policy, may also be a
                                                                 charge per policy ranging from $450 to
                                                                 $540 which after the third year declines

Transfers among investment options     At time of transaction.   Low - $25 after 12 transfers if applicable   Unit liquidation from
per policy year                                                                                               account value
                                                                 High - $25 per transfer


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 102.02             --                 --            --           (39.04)%
         Highest contract charge 0.90% Class A          $  97.29             --                 --            --           (39.59)%
         All contract charges                                 --            557            $55,039          1.79%              --
  2007   Lowest contract charge 0.00% Class A           $ 167.36             --                 --            --             6.44%
         Highest contract charge 0.90% Class A          $ 161.05             --                 --            --             5.47%
         All contract charges                                 --            458            $75,012          3.31%              --
  2006   Lowest contract charge 0.00% Class A           $ 157.24             --                 --            --            18.18%
         Highest contract charge 0.90% Class A          $ 152.70             --                 --            --            17.12%
         All contract charges                                 --            233            $36,082          3.64%              --
  2005   Lowest contract charge 0.00% Class A           $ 133.04             --                 --            --             8.33%
         Highest contract charge 0.90% Class A          $ 130.37             --                 --            --             7.36%
         All contract charges                                 --            105            $12,566          5.00%              --
  2004   Lowest contract charge 0.00% Class A           $ 122.81             --                 --            --            12.07%
         Highest contract charge 0.90% Class A          $ 121.44             --                 --            --            11.07%
         All contract charges                                 --             46            $ 5,618          2.15%              --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 100.70             --                 --            --           (39.19)%
         Highest contract charge 0.90% Class B          $  96.03             --                 --            --           (39.74)%
         All contract charges                                 --            242            $24,066          1.79%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 165.60             --                 --            --             6.17%
         Highest contract charge 0.90% Class B          $ 159.36             --                 --            --             5.21%
         All contract charges                                 --            140            $22,756          3.31%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 155.98             --                 --            --            17.90%
         Highest contract charge 0.90% Class B          $ 151.47             --                 --            --            16.84%
         All contract charges                                 --             68            $10,432          3.64%              --
  2005   Lowest contract charge 0.00% Class B (c)       $ 132.30                                --            --             8.06%
         Highest contract charge 0.90% Class B          $ 129.64             --                 --            --             7.09%
         All contract charges                                 --             31            $ 4,069          5.00%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 122.43             --                 --            --            11.79%
         Highest contract charge 0.90% Class B          $ 121.06             --                 --            --            10.79%
         All contract charges                                 --             15            $ 1,816          2.15%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 112.96             --                 --            --           (10.80)%
         Highest contract charge 0.90% Class A          $ 107.73             --                 --            --           (11.60)%
         All contract charges                                 --            122            $13,469          5.91%              --
  2007   Lowest contract charge 0.00% Class A           $ 126.63             --                 --            --             6.07%
         Highest contract charge 0.90% Class A          $ 121.86             --                 --            --             5.11%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
AXA Conservative Allocation (Continued)
---------------------------------------
         All contract charges                                 --             73            $ 9,013          4.70%              --
  2006   Lowest contract charge 0.00% Class A           $ 119.38             --                 --            --             6.64%
         Highest contract charge 0.90% Class A          $ 115.93             --                 --            --             5.68%
         All contract charges                                 --             37            $ 4,339          4.65%              --
  2005   Lowest contract charge 0.00% Class A           $ 111.95             --                 --            --             2.70%
         Highest contract charge 0.90% Class A          $ 109.70             --                 --            --             1.77%
         All contract charges                                 --             23            $ 2,552          4.10%              --
  2004   Lowest contract charge 0.00% Class A           $ 109.01             --                 --            --             6.29%
         Highest contract charge 0.90% Class A          $ 107.79             --                 --            --             5.33%
         All contract charges                                 --             19            $ 2,008          4.44%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 111.49              --                --            --           (11.01)%
         Highest contract charge 0.90% Class B          $ 106.32              --                --            --           (11.82)%
         All contract charges                                 --              33          $  3,580          5.91%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 125.29              --                --            --             5.80%
         Highest contract charge 0.90% Class B          $ 120.57              --                --            --             4.85%
         All contract charges                                 --              12          $  1,457          4.70%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 118.42              --                --            --             6.37%
         Highest contract charge 0.90% Class B          $ 115.00              --                --            --             5.42%
         All contract charges                                 --               7          $    896          4.65%              --
  2005   Lowest contract charge 0.00% Class B (c)       $ 111.33              --                --            --             2.44%
         Highest contract charge 0.90% Class B          $ 109.09              --                --            --             1.52%
         All contract charges                                 --               4          $    485          4.10%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 108.67              --                --            --             6.03%
         Highest contract charge 0.90% Class B          $ 107.45              --                --            --             5.07%
         All contract charges                                 --               2          $    167          4.44%              --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 108.88              --                --            --           (19.22)%
         Highest contract charge 0.90% Class A          $ 103.83              --                --            --           (19.95)%
         All contract charges                                 --             126          $ 13,363          4.59%              --
  2007   Lowest contract charge 0.00% Class A           $ 134.79              --                --            --             5.75%
         Highest contract charge 0.90% Class A          $ 129.71              --                --            --             4.80%
         All contract charges                                 --              82          $ 10,940          4.42%              --
  2006   Lowest contract charge 0.00% Class A           $ 127.46              --                --            --             9.03%
         Highest contract charge 0.90% Class A          $ 123.77              --                --            --             8.05%
         All contract charges                                 --              44          $  5,540          3.91%              --
  2005   Lowest contract charge 0.00% Class A           $ 116.90              --                --            --             3.50%
         Highest contract charge 0.90% Class A          $ 114.55              --                --            --             2.57%
         All contract charges                                 --              30          $  3,453          5.23%              --
  2004   Lowest contract charge 0.00% Class A           $ 112.95              --                --            --             8.02%
         Highest contract charge 0.90% Class A          $ 111.68              --                --            --             7.05%
         All contract charges                                 --              11          $  1,341          5.01%              --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 107.46              --                --            --           (19.43)%
         Highest contract charge 0.90% Class B          $ 102.48              --                --            --           (20.15)%
         All contract charges                                 --              54          $  5,770          4.59%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 133.37              --                --            --             5.49%
         Highest contract charge 0.90% Class B          $ 128.34              --                --            --             4.54%
         All contract charges                                 --              15          $  1,965          4.42%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 126.43              --                --            --             8.76%
         Highest contract charge 0.90% Class B          $ 122.77              --                --            --             7.78%
         All contract charges                                 --               7          $    836          3.91%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (c)       $ 116.25              --                --            --             3.25%
         Highest contract charge 0.90% Class B          $ 113.91              --                --            --             2.32%
         All contract charges                                 --               4          $    441          5.23%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 112.59              --                --            --             7.75%
         Highest contract charge 0.90% Class B          $ 111.33              --                --            --             6.78%
         All contract charges                                 --               3          $    326          5.01%              --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 222.23              --                --            --           (24.29)%
         Highest contract charge 0.90% Class A          $ 207.64              --                --            --           (24.97)%
         All contract charges                                 --           2,411          $962,519          3.66%              --
AXA Moderate Allocation (Continued)
-----------------------------------
  2007   Lowest contract charge 0.00% Class A         $ 293.51              --                 --           --            6.54%
         Highest contract charge 0.90% Class A        $ 276.73              --                 --           --            5.58%
         All contract charges                               --           2,592         $1,387,781         3.32%             --
  2006   Lowest contract charge 0.00% Class A         $ 275.48              --                 --           --           10.60%
         Highest contract charge 0.90% Class A        $ 262.11              --                 --           --            9.60%
         All contract charges                               --           2,735         $1,392,978         2.87%             --
  2005   Lowest contract charge 0.00% Class A         $ 249.09              --                 --           --            5.05%
         Highest contract charge 0.90% Class A        $ 239.15              --                 --           --            4.38%
         All contract charges                               --           2,888         $1,343,916         2.56%             --
  2004   Lowest contract charge 0.00% Class A         $ 237.11              --                 --           --            9.00%
         Highest contract charge 0.90% Class A        $ 229.11              --                 --           --            8.02%
         All contract charges                               --           3,033         $1,379,837         2.77%             --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 110.24              --                 --           --          (24.47)%
         Highest contract charge 0.90% Class B        $ 112.73              --                 --           --          (25.16)%
         All contract charges                               --             772         $   82,571         3.66%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 145.96              --                 --           --            6.27%
         Highest contract charge 0.90% Class B        $ 150.62              --                 --           --            5.31%
         All contract charges                               --             685         $   96,133         3.32%             --
  2006   Lowest contract charge 0.00% Class B (c)     $ 137.35              --                 --           --           10.32%
         Highest contract charge 0.90% Class B        $ 143.03              --                 --           --            9.33%
         All contract charges                               --             638         $   85,631         2.87%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 124.50              --                 --           --            4.80%
         Highest contract charge 0.90% Class B        $ 130.82              --                 --           --            3.85%
         All contract charges                               --             659         $   89,296         2.56%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 118.80              --                 --           --            8.72%
         Highest contract charge 0.90% Class B        $ 125.97              --                 --           --            7.75%
         All contract charges                               --             660         $   77,456         2.77%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 108.67              --                 --           --          (31.61)%
         Highest contract charge 0.90% Class A        $ 103.64              --                 --           --          (32.22)%
         All contract charges                               --           1,552         $  164,181         2.62%             --
  2007   Lowest contract charge 0.00% Class A         $ 158.89              --                 --           --            6.65%
         Highest contract charge 0.90% Class A        $ 152.90              --                 --           --            5.69%
         All contract charges                               --           1,250         $  194,601         3.77%             --
  2006   Lowest contract charge 0.00% Class A         $ 148.98              --                 --           --           14.79%
         Highest contract charge 0.90% Class A        $ 144.67              --                 --           --           13.76%
         All contract charges                               --             683         $  100,405         3.84%             --
  2005   Lowest contract charge 0.00% Class A         $ 129.78              --                 --           --            6.93%
         Highest contract charge 0.90% Class A        $ 127.17              --                 --           --            5.97%
         All contract charges                               --             294         $   37,728         5.53%             --
  2004   Lowest contract charge 0.00% Class A         $ 121.36              --                 --           --           11.97%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
         Highest contract charge 0.90% Class A        $ 120.00              --                 --           --           10.96%
         All contract charges                               --             108         $   13,111         3.95%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 107.26              --                 --           --          (31.77)%
         Highest contract charge 0.90% Class B        $ 102.29              --                 --           --          (32.39)%
         All contract charges                               --             727         $   76,912         2.62%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 157.21              --                 --           --            6.39%
         Highest contract charge 0.90% Class B        $ 151.29              --                 --           --            5.43%
         All contract charges                               --             430         $   66,580         3.77%             --
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B (c)     $ 147.77              --                 --           --         14.50%
         Highest contract charge 0.90% Class B        $ 143.50              --                 --           --         13.48%
         All contract charges                               --             199         $   29,024         3.84%           --
  2005   Lowest contract charge 0.00% Class B (c)     $ 129.05              --                 --           --          6.67%
         Highest contract charge 0.90% Class B        $ 126.46              --                 --           --          5.71%
         All contract charges                               --              61         $    7,834         3.95%           --
  2004   Lowest contract charge 0.00% Class B (c)     $ 120.99              --                 --           --         11.69%
         Highest contract charge 0.90% Class B        $ 119.63              --                 --           --         10.69%
         All contract charges                               --              18         $    2,181         4.00%           --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A        $ 228.54              --                 --           --       (44.16)%
         All contract charges                               --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A         $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A        $ 409.31              --                 --           --         2.80%
         All contract charges                               --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A         $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A        $ 398.15              --                 --           --         9.97%
         All contract charges                               --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A         $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A        $ 362.05              --                 --           --         3.62%
         All contract charges                               --           3,328         $2,221,730         1.05%          --
  2004   Lowest contract charge 0.00% Class A         $ 305.25              --                 --           --        14.40%
         Highest contract charge 0.90% Class A        $ 349.40              --                 --           --        13.37%
         All contract charges                               --           3,493         $2,281,558         1.21%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B        $  71.78              --                 --           --       (44.30)%
         All contract charges                               --           1,545         $  114,072         1.76%          --
  2007   Lowest contract charge 0.00% Class B (c)     $ 115.89              --                 --           --         3.48%
         Highest contract charge 0.90% Class B        $ 128.87              --                 --           --         2.54%
         All contract charges                               --           1,632         $  215,773         1.21%          --
  2006   Lowest contract charge 0.00% Class B (c)     $ 111.99              --                 --           --        10.69%
         Highest contract charge 0.90% Class B        $ 125.68              --                 --           --         9.70%
         All contract charges                               --           1,728         $  222,898         1.42%          --
  2005   Lowest contract charge 0.00% Class B (c)     $ 101.18              --                 --           --         4.30%
         Highest contract charge 0.90% Class B        $ 114.57              --                 --           --         3.36%
         All contract charges                               --           1,773         $  207,802         1.05%          --
  2004   Lowest contract charge 0.00% Class B (c)     $  97.01              --                 --           --        14.12%
         Highest contract charge 0.90% Class B        $ 110.84              --                 --           --        13.09%
         All contract charges                               --           1,785         $  201,729         1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government
  Securities
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 213.74              --                 --           --         3.85%
         Highest contract charge 0.90% Class A        $ 196.64              --                 --           --         2.92%
         All contract charges                               --             514         $  115,434         3.43%          --
  2007   Lowest contract charge 0.00% Class A         $ 205.81              --                 --           --         7.13%
         Highest contract charge 0.90% Class A        $ 191.07              --                 --           --         6.17%
         All contract charges                               --             514         $  111,848         4.67%          --
  2006   Lowest contract charge 0.00% Class A         $ 192.11              --                 --           --         3.39%
         Highest contract charge 0.90% Class A        $ 179.97              --                 --           --         2.46%
         All contract charges                               --             519         $  106,196         4.12%          --
  2005   Lowest contract charge 0.00% Class A         $ 185.82              --                --            --          1.49%
         Highest contract charge 0.90% Class A        $ 175.66              --                --            --          0.58%
         All contract charges                               --             582          $116,035          3.45%           --
  2004   Lowest contract charge 0.00% Class A         $ 183.09              --                --            --          2.19%
         Highest contract charge 0.90% Class A        $ 174.64              --                --            --          1.28%
         All contract charges                               --             690          $135,775          2.98%           --
EQ/AllianceBernstein Intermediate Government
  Securities
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 154.63              --                --            --          3.59%
         Highest contract charge 0.90% Class B        $ 144.81              --                --            --          2.66%
         All contract charges                               --             194          $ 28,362          3.43%           --
  2007   Lowest contract charge 0.00% Class B (c)     $ 149.27              --                --            --          6.87%
         Highest contract charge 0.90% Class B        $ 141.06              --                --            --          5.90%
         All contract charges                               --             220          $ 31,242          4.67%           --
  2006   Lowest contract charge 0.00% Class B (c)     $ 139.68              --                --            --          3.12%
         Highest contract charge 0.90% Class B        $ 133.20              --                --            --          2.20%
         All contract charges                               --             220          $ 29,485          4.12%           --
  2005   Lowest contract charge 0.00% Class B (c)     $ 135.45              --                --            --          1.24%
         Highest contract charge 0.90% Class B        $ 130.34              --                --            --          0.33%
         All contract charges                               --             230          $ 30,001          3.45%           --
  2004   Lowest contract charge 0.00% Class B (c)     $ 133.80              --                --            --          1.94%
         Highest contract charge 0.90% Class B        $ 129.91              --                --            --          1.02%
         All contract charges                               --             224          $ 28,912          2.98%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A        $ 108.32              --                --            --       (51.04)%
         All contract charges                               --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A         $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A        $ 221.26              --                --            --        11.00%
         All contract charges                               --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A         $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A        $ 199.34              --                --            --        22.71%
         All contract charges                               --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A         $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A        $ 162.45              --                --            --        14.54%
         All contract charges                               --           3,448          $581,793          1.74%          --
  2004   Lowest contract charge 0.00% Class A         $ 154.89              --                --            --        18.47%
         Highest contract charge 0.90% Class A        $ 141.83              --                --            --        17.40%
         All contract charges                               --           3,521          $515,982          2.12%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  84.37              --                --            --       (50.72)%
         Highest contract charge 0.90% Class B        $  80.34              --                --            --       (51.17)%
         All contract charges                               --             569          $ 48,080          2.81%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2007   Lowest contract charge 0.00% Class B (c)        $ 171.21              --                --            --           11.73%
         Highest contract charge 0.90% Class B           $ 164.52              --                --            --           10.71%
         All contract charges                                  --             583          $100,264          1.50%             --
  2006   Lowest contract charge 0.00% Class B (c)        $ 153.24              --                --            --           23.52%
         Highest contract charge 0.90% Class B           $ 148.60              --                --            --           22.41%
         All contract charges                                  --             560          $ 86,902          1.66%             --
  2005   Lowest contract charge 0.00% Class B (c)        $ 124.06              --                --            --           15.29%
         Highest contract charge 0.90% Class B           $ 121.39              --                --            --           14.26%
         All contract charges                                  --             540          $ 68,275          1.74%             --
  2004   Lowest contract charge 0.00% Class B (c)        $ 107.60             --                 --            --           18.17%
         Highest contract charge 0.90% Class B           $ 106.24             --                 --            --           17.11%
         All contract charges                                  --            511           $ 56,460          2.12%             --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A            $ 137.63             --                 --            --          (44.52)%
         Highest contract charge 0.90% Class A           $ 123.85             --                 --            --          (45.02)%
         All contract charges                                  --            719           $ 93,895          0.01%             --
  2007   Lowest contract charge 0.00% Class A            $ 248.07             --                 --            --           16.99%
         Highest contract charge 0.90% Class A           $ 225.25             --                 --            --           15.92%
         All contract charges                                  --            776           $183,518            --              --
  2006   Lowest contract charge 0.00% Class A            $ 212.05             --                 --            --            9.27%
         Highest contract charge 0.90% Class A           $ 194.31             --                 --            --            8.28%
         All contract charges                                  --            842           $170,884            --              --
  2005   Lowest contract charge 0.00% Class A            $ 194.07             --                 --            --           11.78%
         Highest contract charge 0.90% Class A           $ 179.44             --                 --            --           10.78%
         All contract charges                                  --            879           $163,607            --              --
  2004   Lowest contract charge 0.00% Class A            $ 173.61             --                 --            --           14.27%
         Highest contract charge 0.90% Class A           $ 161.98             --                 --            --           13.24%
         All contract charges                                  --            913           $152,710            --              --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)        $ 113.82             --                 --            --          (44.66)%
         Highest contract charge 0.90% Class B           $  92.81             --                 --            --          (45.16)%
         All contract charges                                  --            371           $ 35,774          0.01%             --
  2007   Lowest contract charge 0.00% Class B (c)        $ 205.66             --                 --            --           16.69%
         Highest contract charge 0.90% Class B           $ 169.23             --                 --            --           15.63%
         All contract charges                                  --            384           $ 67,100            --              --
  2006   Lowest contract charge 0.00% Class B (c)        $ 176.25             --                 --            --            9.00%
         Highest contract charge 0.90% Class B           $ 146.35             --                 --            --            8.02%
         All contract charges                                  --            407           $ 61,163            --              --
  2005   Lowest contract charge 0.00% Class B (c)        $ 161.69             --                 --            --           11.51%
         Highest contract charge 0.90% Class B           $ 135.48             --                 --            --           10.51%
         All contract charges                                  --            419           $ 58,017            --              --
  2004   Lowest contract charge 0.00% Class B (c)        $ 145.02             --                 --            --           13.98%
         Highest contract charge 0.90% Class B           $ 122.60             --                 --            --           12.96%
         All contract charges                                  --            408           $ 51,074            --              --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)        $  57.28             --                 --            --          (38.32)%
         Highest contract charge 0.90% Class A (f)       $  56.40             --                 --            --          (38.89)%
         All contract charges                                  --             20           $  1,119          1.57%             --
  2007   Lowest contract charge 0.00% Class A (f)        $  92.87             --                 --            --           (7.13)%
         Highest contract charge 0.90% Class A (f)       $  92.29             --                 --            --           (7.71)%
         All contract charges                                  --              5           $    461          1.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*                      $  70.25             --                 --            --          (38.49)%
  2008   Lowest contract charge 0.00% Class B (e)        $  56.16             --                 --            --          (39.04)%
         Highest contract charge 0.90% Class B (f)             --              4           $    269          1.57%             --
         All contract charges                            $ 114.20             --                 --            --           (1.18)%
  2007   Lowest contract charge 0.00% Class B (e)        $  92.13             --                 --            --           (7.87)%
         Highest contract charge 0.90% Class B (f)             --              2           $    243          1.16%             --
         All contract charges
  2006   Lowest contract charge 0.00% Class B (e)      $ 115.56             --                 --            --          11.16%
         Highest contract charge 0.00% Class B (e)     $ 115.56             --                 --            --          11.16%
         All contract charges                                --             --           $     40          1.48%            --
  2005   Lowest contract charge 0.00% Class B (e)      $ 103.96             --                 --            --           3.96%
         Highest contract charge 0.00% Class B (e)     $ 103.96             --                 --            --           3.96%
         All contract charges                                --             --           $      1            --             --
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 106.12             --                 --            --          (5.70)%
         Highest contract charge 0.90% Class B         $ 100.80             --                 --            --          (6.55)%
         All contract charges                                --            119           $ 12,252          0.16%            --
  2007   Lowest contract charge 0.00% Class B          $ 112.54             --                 --            --           3.29%
         Highest contract charge 0.90% Class B         $ 107.87             --                 --            --           2.35%
         All contract charges                                --            143           $ 15,725          2.00%            --
  2006   Lowest contract charge 0.00% Class B          $ 108.96             --                 --            --           1.45%
         Highest contract charge 0.90% Class B         $ 105.39             --                 --            --           0.54%
         All contract charges                                --            141           $ 15,060          3.05%            --
  2005   Lowest contract charge 0.00% Class B          $ 107.40             --                 --            --           7.51%
         Highest contract charge 0.90% Class B         $ 104.83             --                 --            --           6.54%
         All contract charges                                --            119           $ 12,570            --             --
  2004   Lowest contract charge 0.00% Class B          $  99.90             --                 --            --           3.63%
         Highest contract charge 0.90% Class B         $  98.39             --                 --            --           2.70%
         All contract charges                                --             46           $  4,597            --             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A          $ 133.48             --                 --            --         (36.40)%
         Highest contract charge 0.60% Class A         $ 129.34             --                 --            --         (36.78)%
         All contract charges                                --            118           $ 15,312          1.72%            --
  2007   Lowest contract charge 0.00% Class A          $ 209.86             --                 --            --           1.43%
         Highest contract charge 0.60% Class A         $ 204.58             --                 --            --           0.82%
         All contract charges                                --             92           $ 18,777          1.08%            --
  2006   Lowest contract charge 0.00% Class A          $ 206.90             --                 --            --          21.21%
         Highest contract charge 0.60% Class A         $ 202.91             --                 --            --          20.49%
         All contract charges                                --             81           $ 16,311          2.90%            --
  2005   Lowest contract charge 0.00% Class A          $ 170.69             --                 --            --           3.21%
         Highest contract charge 0.60% Class A         $ 168.41             --                 --            --           2.59%
         All contract charges                                --             67           $ 11,074          1.38%            --
  2004   Lowest contract charge 0.00% Class A          $ 165.39             --                 --            --          10.85%
         Highest contract charge 0.60% Class A         $ 164.16             --                 --            --          10.18%
         All contract charges                                --             39           $  6,328          2.16%            --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 177.01             --                 --            --         (36.56)%
         Highest contract charge 0.90% Class B         $ 159.29             --                 --            --         (37.13)%
         All contract charges                                --            668           $108,533          1.72%            --
  2007   Lowest contract charge 0.00% Class B          $ 279.01             --                 --            --           1.18%
         Highest contract charge 0.90% Class B         $ 253.37             --                 --            --           0.27%
         All contract charges                                --            716           $183,917          1.08%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------

EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 275.76              --                 --            --          20.91%
         Highest contract charge 0.90% Class B         $ 252.70              --                 --            --          19.83%
         All contract charges                                --             768           $196,776          2.90%            --
  2005   Lowest contract charge 0.00% Class B          $ 228.07              --                 --            --           2.95%
         Highest contract charge 0.90% Class B         $ 210.89              --                 --            --           2.03%
         All contract charges                                --             827           $176,643          1.38%            --
  2004   Lowest contract charge 0.00% Class B           $ 221.53             --                 --            --           10.57%
         Highest contract charge 0.90% Class B          $ 206.70             --                 --            --            9.57%
         All contract charges                                 --            884           $184,573          2.16%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 146.17             --                 --            --          (42.86)%
         Highest contract charge 0.60% Class A          $ 108.89             --                 --            --          (43.19)%
         All contract charges                                 --            116           $ 16,541          2.19%             --
  2007   Lowest contract charge 0.00% Class A           $ 255.79             --                 --            --           10.47%
         Highest contract charge 0.60% Class A          $ 191.69             --                 --            --            9.80%
         All contract charges                                 --            111           $ 27,712          1.92%             --
  2006   Lowest contract charge 0.00% Class A           $ 231.55             --                 --            --           25.98%
         Highest contract charge 0.60% Class A          $ 174.58             --                 --            --           25.23%
         All contract charges                                 --             94           $ 21,155          3.57%             --
  2005   Lowest contract charge 0.00% Class A           $ 183.79             --                 --            --           11.12%
         Highest contract charge 0.60% Class A          $ 139.41             --                 --            --           10.45%
         All contract charges                                 --             69           $ 12,366          1.38%             --
  2004   Lowest contract charge 0.00% Class A           $ 165.41             --                 --            --           21.95%
         Highest contract charge 0.60% Class A          $ 126.22             --                 --            --           21.22%
         All contract charges                                 --             34           $  5,468          2.16%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 107.71             --                 --            --          (42.99)%
         Highest contract charge 0.90% Class B          $ 108.61             --                 --            --          (43.51)%
         All contract charges                                 --            841           $ 93,084          2.19%             --
  2007   Lowest contract charge 0.00% Class B           $ 188.94             --                 --            --           10.19%
         Highest contract charge 0.90% Class B          $ 192.27             --                 --            --            9.19%
         All contract charges                                 --            950           $185,432          1.92%             --
  2006   Lowest contract charge 0.00% Class B           $ 171.47             --                 --            --           25.68%
         Highest contract charge 0.90% Class B          $ 176.08             --                 --            --           24.56%
         All contract charges                                 --            978           $174,081          3.57%             --
  2005   Lowest contract charge 0.00% Class B           $ 136.43             --                 --            --           10.84%
         Highest contract charge 0.90% Class B          $ 141.37             --                 --            --            9.84%
         All contract charges                                 --            957           $136,185          1.80%             --
  2004   Lowest contract charge 0.00% Class B           $ 123.09             --                 --            --           21.64%
         Highest contract charge 0.90% Class B          $ 128.70             --                 --            --           20.55%
         All contract charges                                 --            846           $109,326          1.67%             --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  66.79             --                 --            --          (32.12)%
         Highest contract charge 0.90% Class A (f)      $  65.77             --                 --            --          (32.74)%
         All contract charges                                 --             48           $  3,153          3.06%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  98.40             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A (f)      $  97.78             --                 --            --           (2.22)%
         All contract charges                                 --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $  92.72             --                 --            --          (32.30)%
         Highest contract charge 0.90% Class B (f)      $  65.49             --                 --            --          (32.91)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
         All contract charges                                 --             58           $  4,949          3.06%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 136.96             --                 --            --            3.70%
         Highest contract charge 0.90% Class B (f)      $  97.61             --                 --            --           (2.39)%
         All contract charges                                 --             34           $  4,423          2.69%             --
  2006   Lowest contract charge 0.00% Class B (b)      $ 132.07            --                 --             --           15.96%
         Highest contract charge 0.00% Class B (b)     $ 132.07            --                 --             --           15.96%
         All contract charges                                --            25             $3,237           2.75%             --
  2005   Lowest contract charge 0.00% Class B (b)      $ 113.89            --                 --             --            6.15%
         Highest contract charge 0.00% Class B (b)     $ 113.89            --                 --             --            6.15%
         All contract charges                                --            11             $1,282           2.59%             --
  2004   Lowest contract charge 0.00% Class B (b)      $ 107.29            --                 --             --            9.15%
         Highest contract charge 0.00% Class B (b)     $ 107.29            --                 --             --            9.15%
         All contract charges                                --            --             $   50           2.06%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $  97.22            --                 --             --          (45.08)%
         Highest contract charge 0.00% Class A         $  97.22            --                 --             --          (45.08)%
         All contract charges                                --            --             $   24           0.33%             --
  2007   Lowest contract charge 0.00% Class A          $ 177.03            --                 --             --           12.41%
         Highest contract charge 0.00% Class A         $ 177.03            --                 --             --           12.41%
         All contract charges                                --            --             $   12           0.40%             --
  2006   Lowest contract charge 0.00% Class A          $ 157.48            --                 --             --            5.45%
         Highest contract charge 0.00% Class A         $ 157.48            --                 --             --            5.45%
         All contract charges                                --            --                 --             --              --
  2005   Lowest contract charge 0.00% Class A          $ 149.34            --                 --             --            9.00%
         Highest contract charge 0.00% Class A         $ 149.34            --                 --             --            9.00%
         All contract charges                                --            --                 --             --              --
  2004   Lowest contract charge 0.00% Class A          $ 137.01            --                 --             --            3.85%
         Highest contract charge 0.00% Class A         $ 137.01            --                 --             --            3.85%
         All contract charges                                --            --                 --             --              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $  61.36            --                 --             --          (45.22)%
         Highest contract charge 0.90% Class B         $  56.37            --                 --             --          (45.71)%
         All contract charges                                --             7             $  401           0.33%             --
  2007   Lowest contract charge 0.00% Class B (c)      $ 112.02            --                 --             --           12.13%
         Highest contract charge 0.90% Class B         $ 103.84            --                 --             --           11.12%
         All contract charges                                --             7             $  747           0.40%             --
  2006   Lowest contract charge 0.00% Class B (c)      $  99.90            --                 --             --            5.23%
         Highest contract charge 0.90% Class B         $  93.45            --                 --             --            4.28%
         All contract charges                                --             2             $  233             --              --
  2005   Lowest contract charge 0.00% Class B (c)      $  94.93            --                 --             --            8.74%
         Highest contract charge 0.90% Class B         $  89.61            --                 --             --            7.76%
         All contract charges                                --             1             $  129             --              --
  2004   Lowest contract charge 0.00% Class B (c)      $  87.31            --                 --             --            3.59%
         Highest contract charge 0.90% Class B         $  83.16            --                 --             --            2.66%
         All contract charges                                --            --             $   11             --              --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2008   Lowest contract charge 0.00% Class A          $  96.60            --                 --             --          (40.25)%
         Highest contract charge 0.00% Class A         $  96.60            --                 --             --          (40.25)%
         All contract charges                                --             3             $  299           0.18%             --
  2007   Lowest contract charge 0.00% Class A          $ 161.68            --                 --             --            5.78%
         Highest contract charge 0.00% Class A         $ 161.68            --                 --             --            5.78%
         All contract charges                                --             3             $  444             --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2006   Lowest contract charge 0.00% Class A         $ 152.85             --                 --            --            7.67%
         Highest contract charge 0.00% Class A        $ 152.85             --                 --            --            7.67%
         All contract charges                                --            --           $     64          0.22%             --
  2005   Lowest contract charge 0.00% Class A         $ 141.97             --                 --            --            5.37%
         Highest contract charge 0.00% Class A        $ 141.97             --                 --            --            5.37%
         All contract charges                               --             --           $     62          0.20%             --
  2004   Lowest contract charge 0.00% Class A         $ 134.73             --                 --            --            5.80%
         Highest contract charge 0.00% Class A        $ 134.73             --                 --            --            5.80%
         All contract charges                               --             --           $     59          0.53%             --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  52.31             --                 --            --          (40.41)%
         Highest contract charge 0.90% Class B        $  55.12             --                 --            --          (40.95)%
         All contract charges                               --             65           $  3,620          0.18%             --
  2007   Lowest contract charge 0.00% Class B (c)     $  87.78             --                 --            --            5.48%
         Highest contract charge 0.90% Class B        $  93.34             --                 --            --            4.52%
         All contract charges                               --             77           $  7,226            --              --
  2006   Lowest contract charge 0.00% Class B (c)     $  83.22             --                 --            --            7.40%
         Highest contract charge 0.90% Class B        $  89.30             --                 --            --            6.44%
         All contract charges                               --             47           $  4,247          0.22%             --
  2005   Lowest contract charge 0.00% Class B (c)     $  77.49             --                 --            --            5.11%
         Highest contract charge 0.90% Class B        $  83.90             --                 --            --            4.16%
         All contract charges                               --             26           $  2,195          0.20%             --
  2004   Lowest contract charge 0.00% Class B (c)     $  73.72             --                 --            --            5.53%
         Highest contract charge 0.90% Class B        $  80.54             --                 --            --            4.58%
         All contract charges                               --             23           $  1,801          0.53%             --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 117.30             --                 --            --          (39.51)%
         Highest contract charge 0.60% Class A        $  77.62             --                 --            --          (39.87)%
         All contract charges                               --             64           $  6,892          0.93%             --
  2007   Lowest contract charge 0.00% Class A         $ 193.92             --                 --            --            1.90%
         Highest contract charge 0.60% Class A        $ 129.09             --                 --            --            1.28%
         All contract charges                               --             65           $ 11,625          1.25%             --
  2006   Lowest contract charge 0.00% Class A         $ 190.31             --                 --            --           12.33%
         Highest contract charge 0.60% Class A        $ 127.46             --                 --            --           11.66%
         All contract charges                               --              5           $    729          0.57%             --
  2005   Lowest contract charge 0.00% Class A         $ 169.42             --                 --            --            6.32%
         Highest contract charge 0.60% Class A        $ 114.15             --                 --            --            5.69%
         All contract charges                               --              5           $    549          0.56%             --
  2004   Lowest contract charge 0.00% Class A         $ 159.34             --                 --            --           11.18%
         Highest contract charge 0.60% Class A        $ 108.01             --                 --            --           10.52%
         All contract charges                               --              3           $    305          0.64%             --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $  89.78             --                 --            --          (39.66)%
         Highest contract charge 0.90% Class B        $  82.51             --                 --            --          (40.21)%
         All contract charges                               --            839           $ 71,731          0.93%             --
  2007   Lowest contract charge 0.00% Class B         $ 148.80             --                 --            --            1.66%
         Highest contract charge 0.90% Class B        $ 137.99             --                 --            --            0.73%
         All contract charges                               --            991           $141,208          1.25%             --
  2006   Lowest contract charge 0.00% Class B         $ 146.37             --                 --            --           12.06%
         Highest contract charge 0.90% Class B        $ 136.99             --                 --            --           11.05%
         All contract charges                               --            631           $ 88,935          0.57%             --
  2005   Lowest contract charge 0.00% Class B         $ 130.63             --                 --            --            6.06%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (i) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class B          $ 123.36              --                --            --            5.10%
         All contract charges                                 --             667          $ 84,346          0.56%             --
  2004   Lowest contract charge 0.00% Class B           $ 123.17              --                --            --           10.90%
         Highest contract charge 0.90% Class B          $ 117.36              --                --            --            9.91%
         All contract charges                                 --             685          $ 82,149          0.64%             --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  94.21              --                --            --          (19.09)%
         Highest contract charge 0.90% Class B (f)      $  79.20              --                --            --          (19.81)%
         All contract charges                                 --              43          $  3,529          9.13%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 116.44              --                --            --            2.81%
         Highest contract charge 0.90% Class B (f)      $  98.77              --                --            --           (1.23)%
         All contract charges                                 --              20          $  2,062         19.97%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 113.26              --                --            --            7.96%
         Highest contract charge 0.00% Class B (d)      $ 113.26              --                --            --            7.96%
         All contract charges                                 --               1          $    141         10.18%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 104.91              --                --            --            4.91%
         Highest contract charge 0.00% Class B (d)      $ 104.91              --                --            --            4.91%
         All contract charges                                 --              --          $      7          1.86%             --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 239.18              --                --            --          (37.17)%
         Highest contract charge 0.90% Class A          $ 211.35              --                --            --          (37.73)%
         All contract charges                                 --           1,683          $378,210          1.89%             --
  2007   Lowest contract charge 0.00% Class A           $ 380.65              --                --            --            5.22%
         Highest contract charge 0.90% Class A          $ 339.42              --                --            --            4.27%
         All contract charges                                 --           1,757          $629,598          1.54%             --
  2006   Lowest contract charge 0.00% Class A           $ 361.77              --                --            --           15.38%
         Highest contract charge 0.90% Class A          $ 325.53              --                --            --           14.34%
         All contract charges                                 --           1,865          $637,198          1.75%             --
  2005   Lowest contract charge 0.00% Class A           $ 313.55              --                --            --            4.66%
         Highest contract charge 0.90% Class A          $ 284.70              --                --            --            3.72%
         All contract charges                                 --           2,049          $608,947          1.54%             --
  2004   Lowest contract charge 0.00% Class A           $ 299.58              --                --            --           10.51%
         Highest contract charge 0.90% Class A          $ 274.48              --                --            --            9.51%
         All contract charges                                 --           2,172          $619,922          1.66%             --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $  72.94              --                --            --          (37.33)%
         Highest contract charge 0.90% Class B          $  79.31              --                --            --          (37.88)%
         All contract charges                                 --           1,013          $ 72,180          1.89%             --
  2007   Lowest contract charge 0.00% Class B (c)       $ 116.38              --                --            --            4.95%
         Highest contract charge 0.90% Class B          $ 127.68              --                --            --            4.00%
         All contract charges                                 --           1,054          $119,906          1.54%             --
  2006   Lowest contract charge 0.00% Class B (c)       $ 110.89              --                --            --           15.09%
         Highest contract charge 0.90% Class B          $ 122.77              --                --            --           14.06%
         All contract charges                                 --           1,078          $118,004          1.75%             --
  2005   Lowest contract charge 0.00% Class B (c)       $  96.35              --                --            --            4.40%
         Highest contract charge 0.90% Class B          $ 107.63              --                --            --            3.47%
         All contract charges                                 --           1,095          $104,727          1.54%             --
  2004   Lowest contract charge 0.00% Class B (c)       $  92.28              --                --            --           10.23%
         Highest contract charge 0.90% Class B          $ 104.03              --                --            --            9.24%
         All contract charges                                 --           1,115          $102,792          1.66%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (s)      $ 122.61             --                 --            --          6.75%
         Highest contract charge 0.90% Class A (f)     $ 113.08             --                 --            --          5.79%
         All contract charges                                --            196            $23,223         20.80%           --
  2007   Lowest contract charge 0.00% Class A (s)      $ 114.86             --                 --            --          9.59%
         Highest contract charge 0.90% Class A (f)     $ 106.89             --                 --            --          6.89%
         All contract charges                                --             50            $ 5,603          7.15%           --
  2006   Lowest contract charge 0.00% Class A (s)      $ 104.81             --                 --            --          4.81%
         Highest contract charge 0.00% Class A (s)     $ 104.81             --                 --            --          4.81%
         All contract charges                                --              2            $   209          0.59%           --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (e)      $ 117.74             --                 --            --          6.48%
         Highest contract charge 0.90% Class B (f)     $ 112.59             --                 --            --          5.52%
         All contract charges                                --             56            $ 6,292         20.80%           --
  2007   Lowest contract charge 0.00% Class B (e)      $ 110.57             --                 --            --          9.31%
         Highest contract charge 0.90% Class B (f)     $ 106.70             --                 --            --          6.70%
         All contract charges                                --              8            $   832          7.15%           --
  2006   Lowest contract charge 0.00% Class B (e)      $ 101.15             --                 --            --          3.42%
         Highest contract charge 0.00% Class B (e)     $ 101.15             --                 --            --          3.42%
         All contract charges                                --              1            $    61            --            --
  2005   Lowest contract charge 0.00% Class B (e)      $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (e)     $  97.81             --                 --            --        (2.19)%
         All contract charges                                --             --            $    12            --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4            $   380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3            $   432          0.00%          --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1            $    82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1            $   108          0.04%          --
  2004   Lowest contract charge 0.00% Class A          $ 151.49             --                 --            --         7.31%
         Highest contract charge 0.00% Class A         $ 151.49             --                 --            --         7.31%
         All contract charges                                --             --            $    15          0.31%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129            $ 9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129            $13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93            $ 8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110            $ 9,551          0.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Evergreen Omega (Continued)
------------------------------
  2004   Lowest contract charge 0.00% Class B           $  88.21              --                 --            --            7.04%
         Highest contract charge 0.90% Class B          $  84.05              --                 --            --            6.08%
         All contract charges                                 --             117            $ 9,923          0.31%             --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $ 105.99              --                 --            --          (13.83)%
         Highest contract charge 0.90% Class B (f)      $  83.69              --                 --            --          (14.59)%
         All contract charges                                 --              45            $ 3,909          0.62%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 123.00              --                 --            --            3.43%
         Highest contract charge 0.90% Class B (f)      $  97.99              --                 --            --           (2.01)%
         All contract charges                                 --              24            $ 2,454          1.65%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 118.92              --                 --            --           12.21%
         Highest contract charge 0.00% Class B (d)      $ 118.92              --                 --            --           12.21%
         All contract charges                                 --               1            $    96          9.35%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 105.99              --                 --            --            5.99%
         Highest contract charge 0.00% Class B (d)      $ 105.99              --                 --            --            5.99%
         All contract charges                                 --              --            $     3          1.39%             --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $ 106.70              --                 --            --          (30.66)%
         Highest contract charge 0.90% Class B (f)      $  68.63              --                 --            --          (31.28)%
         All contract charges                                 --             319            $26,043          0.74%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 153.87              --                 --            --            9.30%
         Highest contract charge 0.90% Class B (f)      $  99.87              --                 --            --           (0.13)%
         All contract charges                                 --             168            $20,185          0.78%             --
  2006   Lowest contract charge 0.00% Class B (b)       $ 140.78              --                 --            --           18.83%
         Highest contract charge 0.00% Class B (b)      $ 140.78              --                 --            --           18.83%
         All contract charges                                 --              30            $ 4,235          1.68%             --
  2005   Lowest contract charge 0.00% Class B (b)       $ 118.47              --                 --            --            4.32%
         Highest contract charge 0.00% Class B (b)      $ 118.47              --                 --            --            4.32%
         All contract charges                                 --              15            $ 1,759          1.20%             --
  2004   Lowest contract charge 0.00% Class B (b)       $ 113.57              --                 --            --           13.62%
         Highest contract charge 0.00% Class B (b)      $ 113.57              --                 --            --           13.62%
         All contract charges                                 --               1            $   138          0.43%             --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 145.03              --                 --            --          (44.69)%
         Highest contract charge 0.60% Class A          $ 109.33              --                 --            --          (45.02)%
         All contract charges                                 --              10            $ 1,280          1.91%             --
  2007   Lowest contract charge 0.00% Class A           $ 262.21              --                 --            --           15.52%
         Highest contract charge 0.60% Class A          $ 198.86              --                 --            --           14.83%
         All contract charges                                 --               3            $   639          0.44%             --
  2006   Lowest contract charge 0.00% Class A           $ 226.98              --                 --            --           19.54%
         Highest contract charge 0.60% Class A          $ 173.18              --                 --            --           18.83%
         All contract charges                                 --               2            $   328          1.55%             --
  2005   Lowest contract charge 0.00% Class A           $ 189.87              --                 --            --           17.42%
         Highest contract charge 0.60% Class A          $ 145.75              --                 --            --           16.72%
         All contract charges                                 --               3            $   399          1.68%             --
  2004   Lowest contract charge 0.00% Class A           $ 161.71              --                 --            --           13.90%
         Highest contract charge 0.60% Class A          $ 124.87              --                 --            --           13.22%
         All contract charges                                 --               3            $   287          1.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $  94.65              --                 --            --           (44.86)%
         Highest contract charge 0.90% Class B         $  86.71              --                 --            --           (45.35)%
         All contract charges                                --             150            $13,439          1.91%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 171.65              --                 --            --            15.23%
         Highest contract charge 0.90% Class B         $ 158.67              --                 --            --            14.18%
         All contract charges                                --              98             16,036          0.44%              --
  2006   Lowest contract charge 0.00% Class B (c)      $ 148.97              --                 --            --            19.24%
         Highest contract charge 0.90% Class B         $ 138.96              --                 --            --            18.17%
         All contract charges                                --              88            $12,570          1.55%              --
  2005   Lowest contract charge 0.00% Class B (c)      $ 124.93              --                 --            --            17.12%
         Highest contract charge 0.90% Class B         $ 117.59              --                 --            --            16.07%
         All contract charges                                --              40            $ 4,756          1.68%              --
  2004   Lowest contract charge 0.00% Class B (c)      $ 106.66              --                 --            --            13.61%
         Highest contract charge 0.90% Class B         $ 101.31              --                 --            --            12.59%
         All contract charges                                --              31            $ 3,240          1.54%              --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 101.17              --                 --            --           (40.28)%
         Highest contract charge 0.90% Class B (f)     $  62.43              --                 --            --           (40.81)%
         All contract charges                                --             156            $10,229          1.12%              --
  2007   Lowest contract charge 0.00% Class B (d)      $ 169.40              --                 --            --            16.20%
         Highest contract charge 0.90% Class B (f)     $ 105.48              --                 --            --             5.48%
         All contract charges                                --              95            $10,270          1.22%              --
  2006   Lowest contract charge 0.00% Class B (d)      $ 145.78              --                 --            --            25.64%
         Highest contract charge 0.00% Class B (d)     $ 145.78              --                 --            --            25.64%
         All contract charges                                --               1            $    79          1.24%              --
  2005   Lowest contract charge 0.00% Class B (d)      $ 116.03              --                 --            --            16.03%
         Highest contract charge 0.00% Class B (d)     $ 116.03              --                 --            --            16.03%
         All contract charges                                --              --                 --          0.30%              --
EQ/JPMorgan Core Bond (o)
-------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A          $ 111.49              --                 --            --            (8.70)%
         Highest contract charge 0.60% Class A         $ 114.58              --                 --            --            (9.24)%
         All contract charges                                --             177            $19,837          4.36%              --
  2007   Lowest contract charge 0.00% Class A          $ 122.11              --                 --            --             3.35%
         Highest contract charge 0.60% Class A         $ 126.25              --                 --            --             2.73%
         All contract charges                                --             183            $22,459          4.85%              --
  2006   Lowest contract charge 0.00% Class A          $ 118.15              --                 --            --             4.31%
         Highest contract charge 0.60% Class A         $ 122.90              --                 --            --             3.68%
         All contract charges                                --             144            $17,085          5.07%              --
  2005   Lowest contract charge 0.00% Class A          $ 113.28              --                 --            --             2.47%
         Highest contract charge 0.60% Class A         $ 118.54              --                 --            --             1.86%
         All contract charges                                --              99            $11,243          4.69%              --
  2004   Lowest contract charge 0.00% Class A          $ 110.55              --                 --            --             4.36%
         Highest contract charge 0.60% Class A         $ 116.38              --                 --            --             3.73%
         All contract charges                                --              50            $ 5,596          4.75%              --
EQ/JPMorgan Core Bond (o)
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 116.70              --                 --            --            (8.93)%
         Highest contract charge 0.90% Class B         $ 132.92              --                 --            --            (9.76)%
         All contract charges                                --             231            $30,469          4.36%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 128.15              --                 --            --             3.11%
         Highest contract charge 0.90% Class B         $ 147.29              --                 --            --             2.17%
         All contract charges                                --             266             39,114          4.85%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond (o) (Continued)
-------------------------------------
  2006   Lowest contract charge 0.00% Class B (c)     $ 124.29             --                 --            --            4.06%
         Highest contract charge 0.90% Class B        $ 144.16             --                 --            --            3.13%
         All contract charges                               --            225            $32,545          5.07%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 119.44             --                 --            --            2.22%
         Highest contract charge 0.90% Class B        $ 139.79             --                 --            --            1.30%
         All contract charges                               --            162            $22,802          4.69%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 116.85             --                 --            --            4.10%
         Highest contract charge 0.90% Class B        $ 138.00             --                 --            --            3.16%
         All contract charges                               --             80            $11,132          4.75%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A         $ 115.83             --                 --            --          (39.62)%
         Highest contract charge 0.00% Class A        $ 115.83             --                 --            --          (39.62)%
         All contract charges                               --              5            $   506          1.78%             --
  2007   Lowest contract charge 0.00% Class A         $ 191.85             --                 --            --           (0.96)%
         Highest contract charge 0.00% Class A        $ 191.85             --                 --            --           (0.96)%
         All contract charges                               --              6            $   923          1.37%             --
  2006   Lowest contract charge 0.00% Class A         $ 193.71             --                 --            --           20.68%
         Highest contract charge 0.00% Class A        $ 193.71             --                 --            --           20.68%
         All contract charges                               --              2            $   361          4.75%             --
  2005   Lowest contract charge 0.00% Class A         $ 160.51             --                 --            --            4.18%
         Highest contract charge 0.00% Class A        $ 160.51             --                 --            --            4.18%
         All contract charges                               --              1            $   214          1.55%             --
  2004   Lowest contract charge 0.00% Class A         $ 154.06             --                 --            --           11.16%
         Highest contract charge 0.00% Class A        $ 154.06             --                 --            --           11.16%
         All contract charges                               --             --            $    53          1.28%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 109.02             --                 --            --          (39.77)%
         Highest contract charge 0.90% Class B        $  98.11             --                 --            --          (40.32)%
         All contract charges                               --            209            $20,946          1.78%             --
  2007   Lowest contract charge 0.00% Class B         $ 181.02             --                 --            --           (1.21)%
         Highest contract charge 0.90% Class B        $ 164.38             --                 --            --           (2.10)%
         All contract charges                               --            245            $41,272          1.37%             --
  2006   Lowest contract charge 0.00% Class B         $ 183.24             --                 --            --           20.38%
         Highest contract charge 0.90% Class B        $ 167.91             --                 --            --           19.30%
         All contract charges                               --            250            $42,875          4.75%             --
  2005   Lowest contract charge 0.00% Class B         $ 152.22             --                 --            --            3.92%
         Highest contract charge 0.90% Class B        $ 140.75             --                 --            --            2.99%
         All contract charges                               --            236            $33,648          1.55%             --
  2004   Lowest contract charge 0.00% Class B         $ 146.48             --                 --            --           10.88%
         Highest contract charge 0.90% Class B        $ 136.67             --                 --            --            9.88%
         All contract charges                               --            249            $34,012          1.28%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 112.49             --                 --            --          (37.18)%
         Highest contract charge 0.60% Class A        $  82.28             --                 --            --          (37.56)%
         All contract charges                               --              2            $   228          0.36%             --
  2007   Lowest contract charge 0.00% Class A         $ 179.08             --                 --            --            4.16%
         Highest contract charge 0.60% Class A        $ 131.77             --                 --            --            3.53%
         All contract charges                               --             --            $   164          1.29%             --
  2006   Lowest contract charge 0.00% Class A         $ 171.93             --                 --            --           13.21%
         Highest contract charge 0.60% Class A        $ 127.28             --                 --            --           12.53%
         All contract charges                               --             --            $    73          0.88%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Core PLUS (Continued)
----------------------------------
  2005   Lowest contract charge 0.00% Class A      $ 151.87              --                --            --            7.46%
         Highest contract charge 0.60% Class A     $ 113.10              --                --            --            6.82%
         All contract charges                            --               1          $     75          0.53%             --
  2004   Lowest contract charge 0.00% Class A      $ 141.33              --                --            --           11.68%
         Highest contract charge 0.60% Class A     $ 105.89              --                --            --           11.01%
         All contract charges                            --              --          $      8          0.57%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  73.01              --                --            --          (37.41)%
         Highest contract charge 0.90% Class B     $  66.96              --                --            --          (37.97)%
         All contract charges                            --             102          $  7,038          0.36%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.64              --                --            --            3.88%
         Highest contract charge 0.90% Class B     $ 107.94              --                --            --            2.95%
         All contract charges                            --             109          $ 12,127          1.29%             --
  2006   Lowest contract charge 0.00% Class B      $ 112.28              --                --            --           12.94%
         Highest contract charge 0.90% Class B     $ 104.85              --                --            --           11.93%
         All contract charges                            --             114          $ 12,320          0.88%             --
  2005   Lowest contract charge 0.00% Class B      $  99.41              --                --            --            7.19%
         Highest contract charge 0.90% Class B     $  93.68              --                --            --            6.23%
         All contract charges                            --             120          $ 11,578          0.53%             --
  2004   Lowest contract charge 0.00% Class B      $  92.74              --                --            --           11.40%
         Highest contract charge 0.90% Class B     $  88.18              --                --            --           10.40%
         All contract charges                            --             121          $ 10,876          0.57%             --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 112.82              --                --            --          (36.18)%
         Highest contract charge 0.60% Class A     $  78.82              --                --            --          (36.56)%
         All contract charges                            --              50          $  5,531          0.16%             --
  2007   Lowest contract charge 0.00% Class A      $ 176.77              --                --            --           14.27%
         Highest contract charge 0.60% Class A     $ 124.25              --                --            --           13.57%
         All contract charges                            --              43          $  7,435          0.00%             --
  2006   Lowest contract charge 0.00% Class A      $ 154.70              --                --            --           (0.28)%
         Highest contract charge 0.60% Class A     $ 109.40              --                --            --           (0.88)%
         All contract charges                            --              38          $  5,696            --              --
  2005   Lowest contract charge 0.00% Class A      $ 155.14              --                --            --           15.22%
         Highest contract charge 0.60% Class A     $ 110.37              --                --            --           14.53%
         All contract charges                            --              25          $  3,748            --              --
  2004   Lowest contract charge 0.00% Class A      $ 134.65              --                --            --            8.66%
         Highest contract charge 0.60% Class A     $  96.37              --                --            --            8.00%
         All contract charges                            --              15          $  2,066            --              --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  56.63              --                --            --          (36.26)%
         Highest contract charge 0.90% Class B     $  51.93              --                --            --          (36.84)%
         All contract charges                            --           1,305          $ 70,031          0.16%             --
  2007   Lowest contract charge 0.00% Class B      $  88.85              --                --            --           13.98%
         Highest contract charge 0.90% Class B     $  82.22              --                --            --           12.94%
         All contract charges                            --           1,309          $110,980          0.00%             --
  2006   Lowest contract charge 0.00% Class B      $  77.95              --                --            --           (0.54)%
         Highest contract charge 0.90% Class B     $  72.80              --                --            --           (1.43)%
         All contract charges                            --           1,349          $100,743            --              --
  2005   Lowest contract charge 0.00% Class B      $  78.38              --                --            --           14.93%
         Highest contract charge 0.90% Class B     $  73.86              --                --            --           13.90%
         All contract charges                            --           1,428          $107,944            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Growth Index (Continued)
-------------------------------------
  2004   Lowest contract charge 0.00% Class B         $  68.20               --                --            --            8.38%
         Highest contract charge 0.90% Class B        $  64.84               --                --            --            7.41%
         All contract charges                               --            1,445          $ 95,487            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 129.25               --                --            --          (37.26)%
         Highest contract charge 0.60% Class A        $  83.78               --                --            --          (37.64)%
         All contract charges                               --               43          $  5,006          0.12%             --
  2007   Lowest contract charge 0.00% Class A         $ 206.02               --                --            --           15.75%
         Highest contract charge 0.60% Class A        $ 134.35               --                --            --           15.05%
         All contract charges                               --               38          $  7,370          0.37%             --
  2006   Lowest contract charge 0.00% Class A         $ 177.99               --                --            --            8.04%
         Highest contract charge 0.60% Class A        $ 116.78               --                --            --            7.40%
         All contract charges                               --               27          $  4,679            --              --
  2005   Lowest contract charge 0.00% Class A         $ 164.74               --                --            --            9.36%
         Highest contract charge 0.60% Class A        $ 108.73               --                --            --            8.71%
         All contract charges                               --               21          $  3,303            --              --
  2004   Lowest contract charge 0.00% Class A         $ 150.63               --                --            --           12.90%
         Highest contract charge 0.60% Class A        $ 100.02               --                --            --           12.23%
         All contract charges                               --               13          $  1,988            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 122.89               --                --            --          (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58               --                --            --          (38.79)%
         All contract charges                               --              907          $101,392          0.12%             --
  2007   Lowest contract charge 0.00% Class B         $ 198.96               --                --            --           15.62%
         Highest contract charge 0.90% Class B        $ 180.67               --                --            --           14.58%
         All contract charges                               --              975          $177,887          0.37%             --
  2006   Lowest contract charge 0.00% Class B         $ 172.08               --                --            --            7.78%
         Highest contract charge 0.90% Class B        $ 157.68               --                --            --            6.81%
         All contract charges                               --            1,019          $161,821            --              --
  2005   Lowest contract charge 0.00% Class B         $ 159.66               --                --            --            9.03%
         Highest contract charge 0.90% Class B        $ 147.63               --                --            --            8.05%
         All contract charges                               --            1,128          $167,214            --              --
  2004   Lowest contract charge 0.00% Class B         $ 146.44               --                --            --           12.62%
         Highest contract charge 0.90% Class B        $ 136.63               --                --            --           11.61%
         All contract charges                               --            1,240          $169,470            --              --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  40.02               --                --            --          (56.60)%
         Highest contract charge 0.90% Class A (f)    $  39.41               --                --            --          (56.99)%
         All contract charges                               --               29          $  1,141          2.15%             --
  2007   Lowest contract charge 0.00% Class A (f)     $  92.22               --                --            --           (7.78)%
         Highest contract charge 0.90% Class A (f)    $  91.63               --                --            --           (8.37)%
         All contract charges                               --               12          $  1,140          0.00%             --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (e)     $  46.45               --                --            --          (56.70)%
         Highest contract charge 0.90% Class B (f)    $  39.25               --                --            --          (57.09)%
         All contract charges                               --               11          $    506          2.15%             --
  2007   Lowest contract charge 0.00% Class B (e)     $ 107.28               --                --            --           (5.93)%
         Highest contract charge 0.90% Class B (f)    $  91.47               --                --            --           (8.53)%
         All contract charges                               --                6          $    641          0.00%             --
  2006   Lowest contract charge 0.00% Class B (e)     $ 114.04               --                --            --            6.83%
         Highest contract charge 0.00% Class B (e)    $ 114.04               --                --            --            6.83%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Value Index (Continued)
------------------------------------
         All contract charges
  2005   Lowest contract charge 0.00% Class B (e)            --               3          $    286          0.05%           --
         Highest contract charge 0.00% Class B (e)     $ 106.74              --                --            --          6.74%
         All contract charges                          $ 106.74              --                --            --          6.74%
EQ/Large Cap Value PLUS (l) (q)                              --              --          $     16            --            --
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 113.43              --                --            --        (43.00)%
         Highest contract charge 0.90% Class A         $  90.87              --                --            --        (43.52)%
         All contract charges                                --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A          $ 199.01              --                --            --         (2.94)%
         Highest contract charge 0.90% Class A         $ 160.89              --                --            --         (3.30)%
         All contract charges                                --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A          $ 207.97              --                --            --         21.70%
         Highest contract charge 0.60% Class A         $ 152.45              --                --            --         20.97%
         All contract charges                                               175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A          $ 170.89              --                --            --          5.70%
         Highest contract charge 0.60% Class A         $ 126.02              --                --            --          5.07%
         All contract charges                                --             125          $ 20,695          1.22%          --
  2004   Lowest contract charge 0.00% Class A          $ 161.68              --                --            --         13.73%
         Highest contract charge 0.60% Class A         $ 119.95              --                --            --         13.04%
         All contract charges                                --              74          $ 11,738          1.42%          --
EQ/Large Cap Value PLUS (l) (q)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $  85.09              --                --            --        (43.33)%
         Highest contract charge 0.90% Class B         $  90.26              --                --            --        (43.84)%
         All contract charges                                --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B          $ 150.15              --                --            --         (4.55)%
         Highest contract charge 0.90% Class B         $ 160.72              --                --            --         (5.41)%
         All contract charges                                --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B          $ 157.30              --                --            --         21.39%
         Highest contract charge 0.90% Class B         $ 169.92              --                --            --         20.30%
         All contract charges                                --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B          $ 129.59              --                --            --          5.43%
         Highest contract charge 0.90% Class B         $ 141.25              --                --            --          4.49%
         All contract charges                                --           1,522          $214,562          1.22%          --
  2004   Lowest contract charge 0.00% Class B          $ 122.91              --                --            --         13.44%
         Highest contract charge 0.90% Class B         $ 135.18              --                --            --         12.42%
         All contract charges                                --           1,425          $191,881          1.42%           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $ 111.98              --                --            --          5.26%
         Highest contract charge 0.90% Class A (f)     $ 110.27              --                --            --          4.31%
         All contract charges                                --              17          $  1,886          7.04%           --
  2007   Lowest contract charge 0.00% Class A (f)      $ 106.38              --                --            --          6.38%
         Highest contract charge 0.90% Class A (f)     $ 105.71              --                --            --          5.71%
         All contract charges                                --               7          $    712          9.67%           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 115.85              --                --            --          5.00%
         Highest contract charge 0.90% Class B (f)     $ 109.80              --                --            --          4.06%
         All contract charges                                --              11          $  1,283          7.04%           --
  2007   Lowest contract charge 0.00% Class B (d)      $ 110.33              --                --            --          7.40%
         Highest contract charge 0.90% Class B (f)     $ 105.52              --                --            --          5.52%
         All contract charges                                --               7          $    674          9.67%           --
  2006   Lowest contract charge 0.00% Class B (d)      $ 102.73              --                --            --          1.82%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                            Unit             Units         Net Assets     Investment        Total
                                                         Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                        ------------ -------------------- ------------ ---------------- ------------
EQ/Long Term Bond (Continued)
-----------------------------
         Highest contract charge 0.00% Class B (d)      $ 102.73            --                 --             --            1.82%
         All contract charges                                 --             1             $   66           6.25%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 100.89            --                 --             --            0.89%
         Highest contract charge 0.00% Class B (d)      $ 100.89            --                 --             --            0.89%
         All contract charges                                 --            --             $    7             --              --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  63.33            --                 --             --          (36.40)%
         Highest contract charge 0.90% Class A (f)      $  62.36            --                 --             --          (36.98)%
         All contract charges                                 --            10             $  631           2.23%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  99.57            --                 --             --           (0.43)%
         Highest contract charge 0.90% Class A (f)      $  98.95            --                 --             --           (1.05)%
         All contract charges                                 --             4             $  371           2.77%             --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  82.28            --                 --             --          (36.56)%
         Highest contract charge 0.90% Class B (f)      $  62.09            --                 --             --          (37.14)%
         All contract charges                                 --             5             $  359           2.23%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 129.70            --                 --             --            3.48%
         Highest contract charge 0.90% Class B (f)      $  98.77            --                 --             --           (1.23)%
         All contract charges                                 --             3             $  284           2.77%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 125.34            --                 --             --           17.21%
         Highest contract charge 0.00% Class B (d)      $ 125.34            --                 --             --           17.21%
         All contract charges                                 --             1             $   79           1.43%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 106.94            --                 --             --            6.94%
         Highest contract charge 0.00% Class B (d)      $ 106.94            --                 --             --            6.94%
         All contract charges                                 --            --             $    8           0.05%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  72.08            --                 --             --          (30.79)%
         Highest contract charge 0.90% Class A (f)      $  70.98            --                 --             --          (31.41)%
         All contract charges                                 --            40             $2,885           1.76%             --
  2007   Lowest contract charge 0.00% Class A (f)       $ 104.14            --                 --             --            4.14%
         Highest contract charge 0.90% Class A (f)      $ 103.48            --                 --             --            3.48%
         All contract charges                                 --            11             $1,127           3.25%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  91.75            --                 --             --          (30.97)%
         Highest contract charge 0.90% Class B (f)      $  70.66            --                 --             --          (31.60)%
         All contract charges                                 --            14             $1,116           1.76%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 132.91            --                 --             --           10.68%
         Highest contract charge 0.90% Class B (f)      $ 103.30            --                 --             --            3.30%
         All contract charges                                 --             4             $  465           3.25%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 120.09            --                 --             --           12.69%
         Highest contract charge 0.00% Class B (d)      $ 120.09            --                 --             --           12.69%
         All contract charges                                 --            --             $   23           1.70%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 106.57            --                 --             --            6.57%
         Highest contract charge 0.00% Class B (d)      $ 106.57            --                 --             --            6.57%
         All contract charges                                 --            --             $    1             --              --
EQ/Lord Abbett Mid Cap Value (n)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  56.55            --                 --             --          (38.81)%
         Highest contract charge 0.90% Class A (f)      $  55.69            --                 --             --          (39.36)%
         All contract charges                                 --           235           $ 13,237           1.65%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  92.41            --                 --             --           (7.59)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


8.  Accumulation Unit Values


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value (n) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class A (f)      $  91.83             --                 --            --           (8.17)%
         All contract charges                                 --            243           $ 22,484          1.80%             --
EQ/Lord Abbett Mid Cap Value (n)
--------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (d)       $  77.64             --                 --            --          (38.96)%
         Highest contract charge 0.00% Class B (d)      $  77.64             --                 --            --          (38.96)%
         All contract charges                                 --              8           $    641          1.65%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 127.19             --                 --            --            0.58%
         Highest contract charge 0.00% Class B (d)      $ 127.19             --                 --            --            0.58%
         All contract charges                                 --              4           $    499          1.80%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 126.46             --                 --            --           12.43%
         Highest contract charge 0.00% Class B (d)      $ 126.46             --                 --            --           12.43%
         All contract charges                                 --              1           $    148          1.41%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 112.49             --                 --            --           12.49%
         Highest contract charge 0.00% Class B (d)      $ 112.49             --                 --            --           12.49%
         All contract charges                                 --             --           $     21          0.39%             --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 117.39             --                 --            --          (40.15)%
         Highest contract charge 0.60% Class A          $ 113.75             --                 --            --          (40.51)%
         All contract charges                                 --            232           $ 26,902          1.01%             --
  2007   Lowest contract charge 0.00% Class A           $ 196.14             --                 --            --           14.33%
         Highest contract charge 0.60% Class A          $ 191.21             --                 --            --           13.64%
         All contract charges                                 --            198           $ 38,456          0.24%             --
  2006   Lowest contract charge 0.00% Class A           $ 171.56             --                 --            --            9.59%
         Highest contract charge 0.60% Class A          $ 168.26             --                 --            --            8.94%
         All contract charges                                 --            166           $ 28,114          0.79%             --
  2005   Lowest contract charge 0.00% Class A           $ 156.54             --                 --            --           10.98%
         Highest contract charge 0.60% Class A          $ 154.45             --                 --            --           10.31%
         All contract charges                                 --            112           $ 17,408          0.02%             --
  2004   Lowest contract charge 0.00% Class A           $ 141.05             --                 --            --           10.79%
         Highest contract charge 0.60% Class A          $ 140.01             --                 --            --           10.12%
         All contract charges                                 --             67           $  9,512            --              --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 112.22             --                 --            --          (40.29)%
         Highest contract charge 0.90% Class B          $ 105.11             --                 --            --          (40.83)%
         All contract charges                                 --            803           $ 86,963          1.01%             --
  2007   Lowest contract charge 0.00% Class B           $ 187.95             --                 --            --           14.05%
         Highest contract charge 0.90% Class B          $ 177.63             --                 --            --           13.01%
         All contract charges                                 --            778           $141,730          0.24%             --
  2006   Lowest contract charge 0.00% Class B           $ 164.80             --                 --            --            9.32%
         Highest contract charge 0.90% Class B          $ 157.18             --                 --            --            8.34%
         All contract charges                                 --            777           $124,514          0.79%             --
  2005   Lowest contract charge 0.00% Class B           $ 150.75             --                 --            --           10.70%
         Highest contract charge 0.90% Class B          $ 145.08             --                 --            --            9.71%
         All contract charges                                 --            684           $100,695          0.02%             --
  2004   Lowest contract charge 0.00% Class B           $ 136.17             --                 --            --           10.51%
         Highest contract charge 0.90% Class B          $ 132.24             --                 --            --            9.52%
         All contract charges                                 --            594           $ 79,394            --              --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 119.31             --                 --            --          (49.16)%
         Highest contract charge 0.60% Class A          $  85.85             --                 --            --          (49.46)%
         All contract charges                                 --            116           $ 13,496          0.91%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2007   Lowest contract charge 0.00% Class A      $ 234.66             --                 --            --            8.30%
         Highest contract charge 0.60% Class A     $ 169.87             --                 --            --            7.66%
         All contract charges                            --            105           $ 24,003            --              --
  2006   Lowest contract charge 0.00% Class A      $ 216.67             --                 --            --           11.81%
         Highest contract charge 0.60% Class A     $ 157.79             --                 --            --           11.14%
         All contract charges                            --             95           $ 19,943          3.32%             --
  2005   Lowest contract charge 0.00% Class A      $ 193.78             --                 --            --            6.63%
         Highest contract charge 0.60% Class A     $ 141.98             --                 --            --            5.99%
         All contract charges                            --             71           $ 13,402          7.62%             --
  2004   Lowest contract charge 0.00% Class A      $ 181.73             --                 --            --           16.32%
         Highest contract charge 0.60% Class A     $ 133.95             --                 --            --           15.62%
         All contract charges                            --             44           $  7,793          2.45%             --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  76.78             --                 --            --          (49.29)%
         Highest contract charge 0.90% Class B     $  71.21             --                 --            --          (49.74)%
         All contract charges                            --            705           $ 51,770          0.91%             --
  2007   Lowest contract charge 0.00% Class B      $ 151.40             --                 --            --            8.03%
         Highest contract charge 0.90% Class B     $ 141.69             --                 --            --            7.06%
         All contract charges                            --            753           $109,736            --              --
  2006   Lowest contract charge 0.00% Class B      $ 140.14             --                 --            --           11.52%
         Highest contract charge 0.90% Class B     $ 132.35             --                 --            --           10.52%
         All contract charges                            --            765           $103,634          3.32%             --
  2005   Lowest contract charge 0.00% Class B      $ 125.66             --                 --            --            6.37%
         Highest contract charge 0.90% Class B     $ 119.75             --                 --            --            5.41%
         All contract charges                            --            794           $ 96,918          7.62%             --
  2004   Lowest contract charge 0.00% Class B      $ 118.14             --                 --            --           16.03%
         Highest contract charge 0.90% Class B     $ 113.60             --                 --            --           14.98%
         All contract charges                            --            761           $ 87,965          2.45%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 128.00             --                 --            --          (39.07)%
         Highest contract charge 0.60% Class A     $  92.94             --                 --            --          (39.44)%
         All contract charges                            --            129           $ 15,856          1.43%             --
  2007   Lowest contract charge 0.00% Class A      $ 210.08             --                 --            --           (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47             --                 --            --           (1.86)%
         All contract charges                            --            133           $ 26,773          1.02%             --
  2006   Lowest contract charge 0.00% Class A      $ 212.78             --                 --            --           12.76%
         Highest contract charge 0.60% Class A     $ 156.38             --                 --            --           12.09%
         All contract charges                            --            118           $ 24,183          0.33%             --
  2005   Lowest contract charge 0.00% Class A      $ 188.70             --                 --            --           11.60%
         Highest contract charge 0.60% Class A     $ 139.52             --                 --            --           10.93%
         All contract charges                            --             90           $ 16,524          4.79%             --
  2004   Lowest contract charge 0.00% Class A      $ 169.09             --                 --            --           18.14%
         Highest contract charge 0.60% Class A     $ 125.77             --                 --            --           17.43%
         All contract charges                            --             50           $  8,171          2.56%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 119.04             --                 --            --          (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12             --                 --            --          (40.11)%
         All contract charges                            --          1,023           $114,073          1.43%             --
  2007   Lowest contract charge 0.00% Class B      $ 196.96             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86             --                 --            --           (2.49)%
         All contract charges                            --          1,200           $222,789          1.02%             --
  2006   Lowest contract charge 0.00% Class B      $ 200.16             --                 --            --           12.48%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Value PLUS (Continued)
---------------------------------
         Highest contract charge 0.90% Class B        $ 183.42              --                --            --         11.47%
         All contract charges                               --           1,351          $256,266          0.33%           --
  2005   Lowest contract charge 0.00% Class B         $ 177.95              --                --            --         11.32%
         Highest contract charge 0.90% Class B        $ 164.54              --                --            --         10.32%
         All contract charges                               --           1,444          $244,882          4.79%           --
  2004   Lowest contract charge 0.00% Class B         $ 159.85              --                --            --         17.85%
         Highest contract charge 0.90% Class B        $ 149.15              --                --            --         16.79%
         All contract charges                               --           1,372          $210,017          2.56%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 171.41              --                --            --          2.36%
         Highest contract charge 0.90% Class A        $ 160.16              --                --            --          1.44%
         All contract charges                               --           2,010          $402,756          2.30%           --
  2007   Lowest contract charge 0.00% Class A         $ 167.45              --                --            --          4.98%
         Highest contract charge 0.90% Class A        $ 157.88              --                --            --          4.03%
         All contract charges                               --           1,984          $391,569          4.81%           --
  2006   Lowest contract charge 0.00% Class A         $ 159.51              --                --            --          4.73%
         Highest contract charge 0.90% Class A        $ 151.77              --                --            --          3.79%
         All contract charges                               --           1,534          $296,025          4.67%           --
  2005   Lowest contract charge 0.00% Class A         $ 152.31              --                --            --          2.88%
         Highest contract charge 0.90% Class A        $ 146.23              --                --            --          1.96%
         All contract charges                               --           1,265          $242,248          2.82%           --
  2004   Lowest contract charge 0.00% Class A         $ 148.04              --                --            --          1.03%
         Highest contract charge 0.90% Class A        $ 143.42              --                --            --          0.12%
         All contract charges                               --           1,338          $249,556          0.94%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B        $ 125.74              --                --            --         1.19%
         All contract charges                               --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B (c)     $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B        $ 124.26              --                --            --         3.77%
         All contract charges                               --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B (c)     $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B        $ 119.75              --                --            --         3.55%
         All contract charges                               --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B (c)     $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B        $ 115.65              --                --            --         1.70%
         All contract charges                               --             484          $ 56,793          2.82%          --
  2004   Lowest contract charge 0.00% Class B (c)     $ 114.69              --                --            --         0.30%
         Highest contract charge 0.90% Class B        $ 113.71              --                --            --        (0.13)%
         All contract charges                               --             595          $ 69,122          0.94%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (f)    $  77.51              --                --            --       (33.34)%
         All contract charges                               --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (f)     $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (f)    $ 116.28              --                --            --        16.28%
         All contract charges                               --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)     $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (f)    $  77.20              --                --            --       (33.49)%
         All contract charges                               --              49          $  4,194          0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment         Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class B (b)      $ 144.30              --                 --            --             20.81%
         Highest contract charge 0.90% Class B (f)     $ 116.08              --                 --            --             (2.81)%
         All contract charges                                --              13           $  1,734          1.15%               --
  2006   Lowest contract charge 0.00% Class B (b)      $ 119.44              --                 --            --              7.95%
         Highest contract charge 0.00% Class B (b)     $ 119.44              --                 --            --              7.95%
         All contract charges                                --               4           $    472          0.26%               --
  2005   Lowest contract charge 0.00% Class B (b)      $ 110.64              --                 --            --              5.40%
         Highest contract charge 0.00% Class B (b)     $ 110.64              --                 --            --              5.40%
         All contract charges                                --               2           $    179          0.46%               --
  2004   Lowest contract charge 0.00% Class B (b)      $ 104.97              --                 --            --              8.03%
         Highest contract charge 0.00% Class B (b)     $ 104.97              --                 --            --              8.03%
         All contract charges                                --              --           $      3          0.29%               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 107.64              --                 --            --             (4.05)%
         Highest contract charge 0.90% Class B (f)     $ 102.88              --                 --            --             (4.91)%
         All contract charges                                --             293           $ 30,513          3.91%               --
  2007   Lowest contract charge 0.00% Class B (d)      $ 112.18              --                 --            --             11.48%
         Highest contract charge 0.90% Class B (f)     $ 108.19              --                 --            --              8.19%
         All contract charges                                --              51           $  5,615          7.67%               --
  2006   Lowest contract charge 0.00% Class B (d)      $ 100.63              --                 --            --              0.39%
         Highest contract charge 0.00% Class B (d)     $ 100.63              --                 --            --              0.39%
         All contract charges                                --               3           $    312          7.36%               --
  2005   Lowest contract charge 0.00% Class B (d)      $ 100.24              --                 --            --              0.24%
         Highest contract charge 0.00% Class B (d)     $ 100.24              --                 --            --              0.24%
         All contract charges                                --              --           $     19          0.84%               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 210.91              --                 --            --             (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33              --                 --            --             (7.17)%
         All contract charges                                --             486           $ 93,036          5.68%               --
  2007   Lowest contract charge 0.00% Class A          $ 225.16              --                 --            --              4.80%
         Highest contract charge 0.90% Class A         $ 186.72              --                 --            --              3.85%
         All contract charges                                --             495           $101,225          5.08%               --
  2006   Lowest contract charge 0.00% Class A          $ 214.84              --                 --            --              4.09%
         Highest contract charge 0.90% Class A         $ 179.79              --                 --            --              3.16%
         All contract charges                                --             520           $101,691          4.03%               --
  2005   Lowest contract charge 0.00% Class A          $ 206.40              --                 --            --              2.25%
         Highest contract charge 0.90% Class A         $ 174.29              --                 --            --              1.34%
         All contract charges                                --             564           $106,367          3.88%               --
  2004   Lowest contract charge 0.00% Class A          $ 201.85              --                 --            --              4.01%
         Highest contract charge 0.90% Class A         $ 171.99              --                 --            --              3.07%
         All contract charges                                --             594           $109,740          3.76%               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 143.26              --                 --            --            (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03              --                 --            --            (7.39)%
         All contract charges                                --             194            $26,200          5.68%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 153.30              --                 --            --             4.54%
         Highest contract charge 0.90% Class B         $ 143.64              --                 --            --             3.59%
         All contract charges                                --             210            $30,448          5.08%              --
  2006   Lowest contract charge 0.00% Class B (c)      $ 146.64              --                 --            --             3.82%
         Highest contract charge 0.90% Class B         $ 138.66              --                 --            --             2.89%
         All contract charges                                --             226            $31,598          4.03%              --
  2005   Lowest contract charge 0.00% Class B (c)      $ 141.24              --                 --            --             2.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
         Highest contract charge 0.90% Class B         $ 134.77             --                 --            --            1.08%
         All contract charges                                --            235            $31,831          3.88%             --
  2004   Lowest contract charge 0.00% Class B (c)      $ 138.48             --                 --            --            3.75%
         Highest contract charge 0.90% Class B         $ 133.32             --                 --            --            2.81%
         All contract charges                                --            235            $31,367          3.76%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $ 102.15             --                 --            --           (1.75)%
         Highest contract charge 0.90% Class A (f)     $ 100.59             --                 --            --           (2.64)%
         All contract charges                                --             21            $ 2,115          7.46%             --
  2007   Lowest contract charge 0.00% Class A (f)      $ 103.97             --                 --            --            3.97%
         Highest contract charge 0.90% Class A (f)     $ 103.32             --                 --            --            3.32%
         All contract charges                                --              7            $   817          7.61%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 108.04             --                 --            --           (2.00)%
         Highest contract charge 0.90% Class B (f)     $ 100.16             --                 --            --           (2.89)%
         All contract charges                                --              7            $   717          7.46%             --
  2007   Lowest contract charge 0.00% Class B (d)      $ 110.25             --                 --            --            5.32%
         Highest contract charge 0.90% Class B (f)     $ 103.14             --                 --            --            3.14%
         All contract charges                                --              4            $   468          7.61%             --
  2006   Lowest contract charge 0.00% Class B (d)      $ 104.68             --                 --            --            3.96%
         Highest contract charge 0.00% Class B (d)     $ 104.68             --                 --            --            3.96%
         All contract charges                                --              1            $    62          6.98%             --
  2005   Lowest contract charge 0.00% Class B (d)      $ 100.69             --                 --            --            0.69%
         Highest contract charge 0.00% Class B (d)     $ 100.69             --                 --            --            0.69%
         All contract charges                                --             --            $     3            --              --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 154.05             --                 --            --          (33.96)%
         Highest contract charge 0.90% Class A         $ 128.69             --                 --            --          (34.56)%
         All contract charges                                --            207            $29,618          1.04%             --
  2007   Lowest contract charge 0.00% Class A          $ 233.27             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A         $ 196.66             --                 --            --           (2.48)%
         All contract charges                                --            194            $39,848          1.55%             --
  2006   Lowest contract charge 0.00% Class A          $ 237.06             --                 --            --           18.01%
         Highest contract charge 0.90% Class A         $ 201.67             --                 --            --           16.94%
         All contract charges                                --            176            $36,575          1.59%             --
  2005   Lowest contract charge 0.00% Class A          $ 200.89             --                 --            --            4.52%
         Highest contract charge 0.90% Class A         $ 172.45             --                 --            --            3.44%
         All contract charges                                --            136            $24,510          1.43%             --
  2004   Lowest contract charge 0.00% Class A          $ 192.20             --                 --            --           17.98%
         Highest contract charge 0.90% Class A         $ 166.71             --                 --            --           16.61%
         All contract charges                                --            120            $19,205          3.06%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 112.68             --                 --            --          (34.13)%
         Highest contract charge 0.90% Class B         $ 113.32             --                 --            --          (34.72)%
         All contract charges                                --             71            $ 7,188          1.04%             --
  2007   Lowest contract charge 0.00% Class B (c)      $ 171.06             --                 --            --           (1.83)%
         Highest contract charge 0.90% Class B         $ 173.60             --                 --            --           (2.72)%
         All contract charges                                --             71            $13,008          1.55%             --
  2006   Lowest contract charge 0.00% Class B (c)      $ 174.25             --                 --            --           17.71%
         Highest contract charge 0.90% Class B         $ 178.45             --                 --            --           16.65%
         All contract charges                                --             61            $11,500          1.59%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment         Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.00% Class B (c)      $ 148.03             --                 --            --             4.25%
         Highest contract charge 0.90% Class B         $ 152.98             --                 --            --             3.32%
         All contract charges                                --             49            $ 7,521          1.43%              --
  2004   Lowest contract charge 0.00% Class B (c)      $ 141.99             --                 --            --            17.67%
         Highest contract charge 0.90% Class B         $ 148.06             --                 --            --            16.61%
         All contract charges                                --             42            $ 6,602          3.06%              --
EQ/T. Rowe Price Growth Stock (j)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A (g)      $  58.41             --                 --            --           (42.06)%
         Highest contract charge 0.60% Class A (g)     $  57.76             --                 --            --           (42.41)%
         All contract charges                                --             12            $   696          0.00%              --
  2007   Lowest contract charge 0.00% Class A (g)      $ 100.81             --                 --            --             0.81%
         Highest contract charge 0.60% Class A (g)     $ 100.29             --                 --            --             0.29%
         All contract charges                                --             11            $ 1,100          0.17%              --
EQ/T. Rowe Price Growth Stock (j)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)      $  69.00             --                 --            --           (42.21)%
         Highest contract charge 0.90% Class B (g)     $  57.26             --                 --            --           (42.73)%
         All contract charges                                --            313            $18,276          0.00%              --
  2007   Lowest contract charge 0.00% Class B (b)      $ 119.39             --                 --            --             7.23%
         Highest contract charge 0.90% Class B (g)     $  99.98             --                 --            --            (0.02)%
         All contract charges                                --            309            $31,316          0.17%              --
  2006   Lowest contract charge 0.00% Class B (b)      $ 111.34             --                 --            --            (4.01)%
         Highest contract charge 0.00% Class B (b)     $ 111.34             --                 --            --            (4.01)%
         All contract charges                                --              6            $   661            --               --
  2005   Lowest contract charge 0.00% Class B (b)      $ 116.00             --                 --            --             3.99%
         Highest contract charge 0.00% Class B (b)     $ 116.00             --                 --            --             3.99%
         All contract charges                                --              3            $   335            --               --
  2004   Lowest contract charge 0.00% Class B (b)      $ 111.55             --                 --            --            12.42%
         Highest contract charge 0.00% Class B (b)     $ 111.55             --                 --            --            12.42%
         All contract charges                                --             --            $     9            --               --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)      $  82.71             --                 --            --           (40.03)%
         Highest contract charge 0.90% Class B (f)     $  56.66             --                 --            --           (40.57)%
         All contract charges                                --             51            $ 3,313          1.38%              --
  2007   Lowest contract charge 0.00% Class B (b)      $ 137.92             --                 --            --             1.17%
         Highest contract charge 0.90% Class B (f)     $  95.34             --                 --            --            (4.66)%
         All contract charges                                --             41            $ 4,500          1.33%              --
  2006   Lowest contract charge 0.00% Class B (b)      $ 136.33             --                 --            --            14.15%
         Highest contract charge 0.00% Class B (b)     $ 136.33             --                 --            --            14.15%
         All contract charges                                --              7            $   964          0.95%              --
  2005   Lowest contract charge 0.00% Class B (b)      $ 119.43             --                 --            --             9.00%
         Highest contract charge 0.00% Class B (b)     $ 119.43             --                 --            --             9.00%
         All contract charges                                --              5            $   545          1.23%              --
  2004   Lowest contract charge 0.00% Class B (b)      $ 109.56              --                --            --           11.78%
         Highest contract charge 0.00% Class B (b)     $ 109.56              --                --            --           11.78%
         All contract charges                                --              --          $      6          0.35%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $  58.43              --                --            --          (36.78)%
         Highest contract charge 0.90% Class A (f)     $  57.54              --                --            --          (37.35)%
         All contract charges                                --              19          $    998          2.77%             --
  2007   Lowest contract charge 0.00% Class A (f)      $  92.43              --                --            --           (7.57)%
         Highest contract charge 0.90% Class A (f)     $  91.85               8          $    650          3.69%          (8.15)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
         All contract charges                                --              --                --            --              --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $  74.98              --                --            --          (36.94)%
         Highest contract charge 0.90% Class B (f)     $  57.29              --                --            --          (37.52)%
         All contract charges                                --               9          $    597          2.77%             --
  2007   Lowest contract charge 0.00% Class B (d)      $ 118.91              --                --            --           (2.50)%
         Highest contract charge 0.90% Class B (f)     $  91.69              --                --            --           (8.31)%
         All contract charges                                --               5          $    526          3.69%             --
  2006   Lowest contract charge 0.00% Class B (d)      $ 121.96              --                --            --           15.90%
         Highest contract charge 0.00% Class B (d)     $ 121.96              --                --            --           15.90%
         All contract charges                                --               1          $    104          3.50%             --
  2005   Lowest contract charge 0.00% Class B (d)      $ 105.23              --                --            --            5.23%
         Highest contract charge 0.00% Class B (d)     $ 105.23              --                --            --            5.23%
         All contract charges                                --              --          $ 17,122          0.76%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $ 240.26              --                --            --          (57.25)%
         Highest contract charge 0.00% Class A         $ 240.26              --                --            --          (57.25)%
         All contract charges                                --              94          $ 21,131          0.16%             --
  2007   Lowest contract charge 0.00% Class A          $ 562.02              --                --            --           42.38%
         Highest contract charge 0.00% Class A         $ 562.02              --                --            --           42.38%
         All contract charges                                --              86          $ 45,275            --              --
  2006   Lowest contract charge 0.00% Class A          $ 394.74              --                --            --           37.41%
         Highest contract charge 0.00% Class A         $ 394.74              --                --            --           37.41%
         All contract charges                                --              71          $ 26,199          0.44%             --
  2005   Lowest contract charge 0.00% Class A          $ 287.26              --                --            --           33.11%
         Highest contract charge 0.00% Class A         $ 287.26              --                --            --           33.11%
         All contract charges                                --              46          $ 12,583          0.61%             --
  2004   Lowest contract charge 0.00% Class A          $ 215.81              --                --            --           23.93%
         Highest contract charge 0.00% Class A         $ 215.81              --                --            --           23.93%
         All contract charges                                --              21          $  4,490          0.71%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 129.67              --                --            --          (57.35)%
         Highest contract charge 0.90% Class B         $ 117.00              --                --            --          (57.74)%
         All contract charges                                --           1,094          $135,457          0.16%             --
  2007   Lowest contract charge 0.00% Class B          $ 304.02              --                --            --           42.02%
         Highest contract charge 0.90% Class B         $ 276.83              --                --            --           40.74%
         All contract charges                                --           1,247          $363,699            --              --
  2006   Lowest contract charge 0.00% Class B          $ 214.07              --                --            --           37.05%
         Highest contract charge 0.90% Class B         $ 196.70              --                --            --           35.82%
         All contract charges                                --           1,220          $251,522          0.44%             --
  2005   Lowest contract charge 0.00% Class B         $ 156.20              --                --            --           32.78%
         Highest contract charge 0.90% Class B        $ 144.82              --                --            --           31.59%
         All contract charges                               --           1,141          $172,874          0.61%             --
  2004   Lowest contract charge 0.00% Class B         $ 117.64              --                --            --           23.68%
         Highest contract charge 0.90% Class B        $ 110.06              --                --            --           22.57%
         All contract charges                               --             879          $100,718          0.71%             --
EQ/Van Kampen Mid Cap Growth (m)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  60.33              --                --            --          (47.19)%
         Highest contract charge 0.90% Class A (f)    $  59.40              --                --            --          (47.67)%
         All contract charges                               --             164          $  9,796          0.00%             --
  2007   Lowest contract charge 0.00% Class A (f)     $ 114.23              --                --            --           14.23%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Mid Cap Growth (m) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class A (f)    $ 113.51              --                --            --           13.51%
         All contract charges                               --             110          $ 12,578          1.39%             --
EQ/Van Kampen Mid Cap Growth (m)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)     $  87.96              --                --            --          (47.32)%
         Highest contract charge 0.90% Class B (f)    $  59.15              --                --            --          (47.80)%
         All contract charges                               --              58          $  3,842          0.00%             --
  2007   Lowest contract charge 0.00% Class B (d)     $ 166.98              --                --            --           22.41%
         Highest contract charge 0.90% Class B (f)    $ 113.31              --                --            --           13.31%
         All contract charges                               --              28          $  3,449          1.39%             --
  2006   Lowest contract charge 0.00% Class B (d)     $ 136.41              --                --            --            9.26%
         Highest contract charge 0.00% Class B (d)    $ 136.41              --                --            --            9.26%
         All contract charges                               --               1          $     90          0.59%             --
  2005   Lowest contract charge 0.00% Class B (d)     $ 124.85              --                --            --           24.85%
         Highest contract charge 0.00% Class B (d)    $ 124.85              --                --            --           24.85%
         All contract charges                               --              --          $      7            --              --
EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (r)     $  51.22              --                --            --          (38.69)%
         Highest contract charge 0.90% Class A (r)    $  50.53              --                --            --          (39.24)%
         All contract charges                               --             865          $ 44,098          2.57%             --
  2007   Lowest contract charge 0.00% Class A (r)     $  83.54              --                --            --          (16.46)%
         Highest contract charge 0.90% Class A (r)    $  83.16              --                --            --          (16.84)%
         All contract charges                               --             906          $ 75,612          0.84%             --
EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (r)     $  50.98              --                --            --          (38.90)%
         Highest contract charge 0.00% Class B (r)    $  50.98              --                --            --          (38.90)%
         All contract charges                               --              36             1,832          2.57%             --
  2007   Lowest contract charge 0.00% Class B (r)     $  83.44              --                --            --          (16.56)%
         Highest contract charge 0.00% Class B (r)    $  83.44              --                --            --          (16.56)%
         All contract charges                               --              20          $  1,660          0.84%             --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B         $ 105.49              --                --            --          (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49              --                --            --          (35.94)%
         All contract charges                               --              42          $  4,470          1.89%             --
  2007   Lowest contract charge 0.00% Class B         $ 164.68              --                --            --           18.60%
         Highest contract charge 0.00% Class B        $ 164.68              --                --            --           18.60%
         All contract charges                               --              29          $  4,820          3.86%             --
  2006   Lowest contract charge 0.00% Class B         $ 138.85              --                --            --            6.72%
         Highest contract charge 0.00% Class B        $ 138.85              --                --            --            6.72%
         All contract charges                               --              21          $  2,924          1.86%             --
  2005   Lowest contract charge 0.00% Class B         $ 130.10              --                --            --            3.56%
         Highest contract charge 0.00% Class B        $ 130.10              --                --            --            3.56%
         All contract charges                               --              18           $ 2,324          1.82%             --
  2004   Lowest contract charge 0.00% Class B         $ 125.62              --                --            --            5.63%
         Highest contract charge 0.00% Class B        $ 125.62              --                --            --            5.63%
         All contract charges                               --              11           $ 1,376          1.89%             --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --          (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --          (42.69)%
         All contract charges                            --            205            $26,164          0.81%             --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --           17.30%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


8. Accumulation Unit Values


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Fidelity VIP Contrafund (Continued)
-----------------------------------
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --           17.30%
         All contract charges                            --            209            $46,555          1.94%             --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --           11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --           11.43%
         All contract charges                            --            194            $36,939          1.03%             --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --           16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --           16.65%
         All contract charges                            --            173            $29,536          0.08%             --
  2004   Lowest contract charge 0.00% Class B      $ 146.29             --                 --            --           15.16%
         Highest contract charge 0.00% Class B     $ 146.29             --                 --            --           15.16%
         All contract charges                            --             59            $ 8,579          0.12%             --
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --          (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --          (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%             --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --            1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --            1.27%
         All contract charges                            --             50            $ 9,359          1.64%             --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --           19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --           19.93%
         All contract charges                            --             55            $10,114          5.07%             --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --            5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --            5.57%
         All contract charges                            --             39            $ 5,955          1.98%             --
  2004   Lowest contract charge 0.00% Class B      $ 144.62             --                 --            --           11.23%
         Highest contract charge 0.00% Class B     $ 144.62             --                 --            --           11.23%
         All contract charges                            --             34            $ 4,942          1.10%             --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --          (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --          (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%             --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --           11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --           11.86%
         All contract charges                            --             26            $ 4,306          4.78%             --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --           12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --           12.86%
         All contract charges                            --             23            $ 3,488          1.12%             --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --            7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --            7.40%
         All contract charges                            --             21            $ 2,761          1.21%             --
  2004   Lowest contract charge 0.00% Class B      $ 123.99             --                 --            --            5.52%
         Highest contract charge 0.00% Class B     $ 123.99             --                 --            --            5.52%
         All contract charges                            --             17            $ 2,064          0.67%             --
Fidelity VIP High Income
------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --          (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --          (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%             --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --            2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --            2.54%
         All contract charges                            --             66            $ 9,673          9.22%             --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --           11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --           11.02%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Fidelity VIP High Income (Continued)
------------------------------------
         All contract charges                            --             61            $ 8,621         10.89%             --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --            2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --            2.31%
         All contract charges                            --             25            $ 3,225         14.56%             --
  2004   Lowest contract charge 0.00% Class B      $ 125.04             --                 --            --            9.38%
         Highest contract charge 0.00% Class B     $ 125.04             --                 --            --            9.38%
         All contract charges                            --             24            $ 2,950          7.19%             --
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --           (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --           (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%             --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --            4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --            4.08%
         All contract charges                            --             84            $ 9,953          3.52%             --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --            4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --            4.14%
         All contract charges                            --             74            $ 8,360          4.58%             --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --            1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --            1.89%
         All contract charges                            --             56            $ 6,087          3.51%             --
  2004   Lowest contract charge 0.00% Class B      $ 106.72             --                 --            --            4.19%
         Highest contract charge 0.00% Class B     $ 106.72             --                 --            --            4.19%
         All contract charges                            --             60            $ 6,408          4.19%             --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --          (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --          (39.61)%
         All contract charges                            --            134            $22,273          0.24%             --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --           15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --           15.34%
         All contract charges                            --            147            $40,381          8.68%             --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --           12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --           12.40%
         All contract charges                            --            138            $32,948          1.13%             --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --           18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --           18.02%
         All contract charges                            --            125            $26,506            --              --
  2004   Lowest contract charge 0.00% Class B      $ 179.46             --                 --            --           24.66%
         Highest contract charge 0.00% Class B     $ 179.46             --                 --            --           24.66%
         All contract charges                            --             61            $11,035            --              --
Fidelity VIP Value
------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $  93.44             --                --             --           (46.60)%
         Highest contract charge 0.00% Class B     $  93.44             --                --             --           (46.60)%
         All contract charges                            --             32            $2,965           0.61%              --
  2007   Lowest contract charge 0.00% Class B      $ 174.99             --                --             --             1.86%
         Highest contract charge 0.00% Class B     $ 174.99             --                --             --             1.86%
         All contract charges                            --             40            $6,930           4.26%              --
  2006   Lowest contract charge 0.00% Class B      $ 171.80             --                --             --            14.41%
         Highest contract charge 0.00% Class B     $ 171.80             --                --             --            14.41%
         All contract charges                            --             25            $4,323           0.88%              --
  2005   Lowest contract charge 0.00% Class B      $ 150.16             --                --             --             5.84%
         Highest contract charge 0.00% Class B     $ 150.16             --                --             --             5.84%
         All contract charges                            --             20            $3,017           0.42%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
Fidelity VIP Value (Continued)
------------------------------
  2004   Lowest contract charge 0.00% Class B        $ 141.88               --                --            --            10.93%
         Highest contract charge 0.00% Class B       $ 141.88               --                --            --            10.93%
         All contract charges                              --               10          $  1,468          1.17%              --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B        $ 107.18               --                --            --           (51.28)%
         Highest contract charge 0.00% Class B       $ 107.18               --                --            --           (51.28)%
         All contract charges                              --               25          $  2,697          0.48%              --
  2007   Lowest contract charge 0.00% Class B        $ 220.01               --                --            --             5.44%
         Highest contract charge 0.00% Class B       $ 220.01               --                --            --             5.44%
         All contract charges                              --               38          $  8,359          6.13%              --
  2006   Lowest contract charge 0.00% Class B        $ 208.66               --                --            --            16.01%
         Highest contract charge 0.00% Class B       $ 208.66               --                --            --            16.01%
         All contract charges                              --               20          $  4,109          2.31%              --
  2005   Lowest contract charge 0.00% Class B        $ 179.87               --                --            --             2.43%
         Highest contract charge 0.00% Class B       $ 179.87               --                --            --             2.43%
         All contract charges                              --               18          $  3,269          0.09%              --
  2004   Lowest contract charge 0.00% Class B        $ 175.60               --                --            --            13.84%
         Highest contract charge 0.00% Class B       $ 175.60               --                --            --            13.84%
         All contract charges                              --               16          $  2,847          0.10%              --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A        $ 105.45               --                --            --           (46.54)%
         Highest contract charge 0.90% Class A       $ 112.68               --                --            --           (47.02)%
         All contract charges                              --              870          $249,801          0.50%              --
  2007   Lowest contract charge 0.00% Class A        $ 197.25               --                --            --            11.66%
         Highest contract charge 0.90% Class A       $ 212.70               --                --            --            10.65%
         All contract charges                              --              950          $516,296          0.10%              --
  2006   Lowest contract charge 0.00% Class A        $ 176.65               --                --            --             5.37%
         Highest contract charge 0.90% Class A       $ 192.22               --                --            --             4.43%
         All contract charges                              --            1,040          $506,530          0.17%              --
  2005   Lowest contract charge 0.00% Class A        $ 167.64               --                --            --             8.47%
         Highest contract charge 0.90% Class A       $ 184.07               --                --            --             7.50%
         All contract charges                              --            1,126          $524,189            --               --
  2004   Lowest contract charge 0.00% Class A        $ 154.55               --                --            --            12.38%
         Highest contract charge 0.90% Class A       $ 171.23               --                --            --            11.37%
         All contract charges                              --            1,196          $524,796            --               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)    $  54.13               --                --            --           (46.68)%
         Highest contract charge 0.90% Class B       $  49.70               --                --            --           (47.16)%
         All contract charges                              --              178          $  9,141          0.50%              --
  2007   Lowest contract charge 0.00% Class B (c)    $ 101.51               --                --            --            11.38%
         Highest contract charge 0.90% Class B       $  94.06               --                --            --            10.39%
         All contract charges                              --              186          $ 17,789          0.10%              --
  2006   Lowest contract charge 0.00% Class B (c)    $  91.14               --                --            --             5.11%
         Highest contract charge 0.90% Class B       $  85.21               --                --            --             4.17%
         All contract charges                              --              189          $ 16,561          0.17%              --
  2005   Lowest contract charge 0.00% Class B (c)    $  86.70               --                --            --             8.17%
         Highest contract charge 0.90% Class B       $  81.80               --                --            --             7.23%
         All contract charges                              --              198          $ 16,583            --               --
  2004   Lowest contract charge 0.00% Class B (c)    $  80.86               --                --            --            12.10%
         Highest contract charge 0.90% Class B       $  76.29               --                --            --            11.09%
         All contract charges                              --              195          $ 15,176            --               --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A        $ 130.57             --                 --            --          2.11%
         All contract charges                               --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A         $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A        $ 127.87             --                 --            --          5.89%
         All contract charges                               --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A         $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A        $ 120.76             --                 --            --          3.40%
         All contract charges                               --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A         $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A        $ 116.79             --                 --            --          1.39%
         All contract charges                               --            101            $11,470          3.52%           --
  2004   Lowest contract charge 0.00% Class A         $ 111.21             --                 --            --          4.15%
         Highest contract charge 0.60% Class A        $ 115.19             --                 --            --          3.52%
         All contract charges                               --             70            $ 7,733          3.38%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B        $ 125.82             --                 --            --          1.55%
         All contract charges                               --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B         $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B        $ 123.90             --                 --            --          5.29%
         All contract charges                               --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B         $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B        $ 117.67             --                 --            --          2.84%
         All contract charges                               --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B         $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B        $ 114.42             --                 --            --          0.83%
         All contract charges                               --            457            $53,081          3.52%           --
  2004   Lowest contract charge 0.00% Class B         $ 116.59             --                 --            --          3.89%
         Highest contract charge 0.90% Class B        $ 113.47             --                 --            --          2.95%
         All contract charges                               --            433            $49,761          3.38%           --
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 131.88             --                 --            --       (26.65)%
         Highest contract charge 0.60% Class A        $ 100.82             --                 --            --       (27.08)%
         All contract charges                               --             50            $ 6,293          0.00%           --
  2007   Lowest contract charge 0.00% Class A         $ 179.79             --                 --            --          9.24%
         Highest contract charge 0.60% Class A        $ 138.27             --                 --            --          8.57%
         All contract charges                               --             46            $ 7,974            --            --
  2006   Lowest contract charge 0.00% Class A         $ 164.58             --                 --            --          5.40%
         Highest contract charge 0.60% Class A        $ 127.35             --                 --            --          4.77%
         All contract charges                               --             42           $  6,474          1.02%           --
  2005   Lowest contract charge 0.00% Class A         $ 156.16             --                 --            --          7.23%
         Highest contract charge 0.60% Class A        $ 121.55             --                 --            --          6.58%
         All contract charges                               --             32           $  4,741          2.66%           --
  2004   Lowest contract charge 0.00% Class A         $ 145.63             --                 --            --         12.41%
         Highest contract charge 0.60% Class A        $ 114.04             --                 --            --         11.73%
         All contract charges                               --             19           $  2,722          4.15%           --
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 103.14             --                 --            --        (26.82)%
         Highest contract charge 0.90% Class B        $  96.81             --                 --            --        (27.48)%
         All contract charges                               --            173           $ 17,269          0.00%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Health Care (Continued)
------------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 140.94             --                 --            --            8.97%
         Highest contract charge 0.90% Class B        $ 133.49             --                 --            --            7.98%
         All contract charges                               --            178           $ 24,411            --              --
  2006   Lowest contract charge 0.00% Class B         $ 129.34             --                 --            --            5.13%
         Highest contract charge 0.90% Class B        $ 123.63             --                 --            --            4.19%
         All contract charges                               --            182           $ 23,104          1.02%             --
  2005   Lowest contract charge 0.00% Class B         $ 123.03             --                 --            --            6.96%
         Highest contract charge 0.90% Class B        $ 118.66             --                 --            --            6.00%
         All contract charges                               --            200           $ 24,171          2.66%             --
  2004   Lowest contract charge 0.00% Class B         $ 115.02             --                 --            --           12.13%
         Highest contract charge 0.90% Class B        $ 111.95             --                 --            --           11.12%
         All contract charges                               --            166           $ 18,806          4.15%             --
Multimanager High Yield
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 173.57             --                 --            --          (23.31)%
         Highest contract charge 0.90% Class A        $ 182.46             --                 --            --          (24.00)%
         All contract charges                               --            503           $116,460          9.53%             --
  2007   Lowest contract charge 0.00% Class A         $ 226.34             --                 --            --            3.39%
         Highest contract charge 0.90% Class A        $ 240.09             --                 --            --            2.46%
         All contract charges                               --            537           $164,892          7.42%             --
  2006   Lowest contract charge 0.00% Class A         $ 218.91             --                 --            --           10.20%
         Highest contract charge 0.90% Class A        $ 234.32             --                 --            --            9.22%
         All contract charges                               --            639           $194,839          7.51%             --
  2005   Lowest contract charge 0.00% Class A         $ 198.64             --                 --            --            3.32%
         Highest contract charge 0.90% Class A        $ 214.55             --                 --            --            2.39%
         All contract charges                               --            633           $179,897          8.29%             --
  2004   Lowest contract charge 0.00% Class A         $ 192.26             --                 --            --            8.94%
         Highest contract charge 0.90% Class A        $ 209.54             --                 --            --            7.96%
         All contract charges                               --            669           $186,819          6.83%             --
Multimanager High Yield
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 105.63             --                 --            --          (23.51)%
         Highest contract charge 0.90% Class B        $  83.40             --                 --            --          (24.19)%
         All contract charges                               --            187           $ 16,482          9.53%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 138.09             --                 --            --            3.14%
         Highest contract charge 0.90% Class B        $ 110.01             --                 --            --            2.20%
         All contract charges                               --            222           $ 25,669          7.42%             --
  2006   Lowest contract charge 0.00% Class B (c)     $ 133.89             --                 --            --            9.93%
         Highest contract charge 0.90% Class B        $ 107.64             --                 --            --            8.94%
         All contract charges                               --            212           $ 23,535          7.51%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 121.79             --                 --            --            3.06%
         Highest contract charge 0.90% Class B        $  98.80             --                 --            --            2.14%
         All contract charges                               --            205            $20,734          8.29%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 118.18             --                 --            --            2.98%
         Highest contract charge 0.90% Class B        $  96.74             --                 --            --            7.69%
         All contract charges                               --            184            $18,240          6.83%             --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 147.41             --                 --            --          (47.10)%
         Highest contract charge 0.60% Class A        $ 106.70             --                 --            --          (47.42)%
         All contract charges                               --             76            $11,041          1.63%             --
  2007   Lowest contract charge 0.00% Class A         $ 278.66             --                 --            --           12.71%
         Highest contract charge 0.60% Class A        $ 202.92             --                 --            --           12.04%
         All contract charges                               --             71            $19,542          0.78%             --
  2006   Lowest contract charge 0.00% Class A         $ 247.23             --                 --            --           25.63%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
         Highest contract charge 0.60% Class A        $ 181.12             --                 --            --           24.88%
         All contract charges                               --             60            $14,457          2.37%             --
  2005   Lowest contract charge 0.00% Class A         $ 196.79             --                 --            --           15.73%
         Highest contract charge 0.60% Class A        $ 145.04             --                 --            --           15.04%
         All contract charges                               --             40            $ 7,871          4.18%             --
  2004   Lowest contract charge 0.00% Class A         $ 170.04             --                 --            --           18.21%
         Highest contract charge 0.60% Class A        $ 126.08             --                 --            --           17.50%
         All contract charges                               --             24            $ 4,174          2.75%             --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 139.42             --                 --            --          (47.23)%
         Highest contract charge 0.90% Class B        $ 100.97             --                 --            --          (47.71)%
         All contract charges                               --            313            $32,917          1.63%             --
  2007   Lowest contract charge 0.00% Class B         $ 264.21             --                 --            --           12.43%
         Highest contract charge 0.90% Class B        $ 193.09             --                 --            --           11.41%
         All contract charges                               --            326            $65,021          0.78%             --
  2006   Lowest contract charge 0.00% Class B         $ 235.00             --                 --            --           25.32%
         Highest contract charge 0.90% Class B        $ 173.31             --                 --            --           24.19%
         All contract charges                               --            309            $54,685          2.37%             --
  2005   Lowest contract charge 0.00% Class B         $ 187.53             --                 --            --           15.44%
         Highest contract charge 0.90% Class B        $ 139.55             --                 --            --           14.41%
         All contract charges                               --            206            $29,285          4.18%             --
  2004   Lowest contract charge 0.00% Class B         $ 162.44             --                 --            --           17.91%
         Highest contract charge 0.90% Class B        $ 121.98             --                 --            --           16.84%
         All contract charges                               --            181            $22,409          2.75%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 116.08             --                 --            --          (39.38)%
         Highest contract charge 0.60% Class A        $  82.32             --                 --            --          (39.75)%
         All contract charges                               --             23            $ 2,622          0.63%             --
  2007   Lowest contract charge 0.00% Class A         $ 191.50             --                 --            --            5.27%
         Highest contract charge 0.60% Class A        $ 136.63             --                 --            --            4.63%
         All contract charges                               --             22            $ 4,107          0.55%             --
  2006   Lowest contract charge 0.00% Class A         $ 181.92             --                 --            --           13.86%
         Highest contract charge 0.60% Class A        $ 130.58             --                 --            --           13.18%
         All contract charges                               --             21            $ 3,635          0.75%             --
  2005   Lowest contract charge 0.00% Class A         $ 159.77             --                 --            --            7.00%
         Highest contract charge 0.60% Class A        $ 115.37             --                 --            --            6.36%
         All contract charges                               --             17            $ 2,776          0.96%             --
  2004   Lowest contract charge 0.00% Class A         $ 149.32             --                 --            --            9.95%
         Highest contract charge 0.60% Class A        $ 108.47             --                 --            --            9.29%
         All contract charges                               --             13            $ 1,907          2.96%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 104.18             --                 --            --          (39.54)%
         Highest contract charge 0.90% Class B        $  78.64             --                 --            --          (40.08)%
         All contract charges                               --             37            $ 3,035          0.63%             --
  2007   Lowest contract charge 0.00% Class B         $ 172.31             --                 --            --            5.00%
         Highest contract charge 0.90% Class B        $ 131.25             --                 --            --            4.05%
         All contract charges                               --             42            $ 5,631          0.55%             --
  2006   Lowest contract charge 0.00% Class B         $ 164.10             --                 --            --           13.58%
         Highest contract charge 0.90% Class B        $ 126.14             --                 --            --           12.56%
         All contract charges                               --             30            $ 3,891          0.75%             --
  2005   Lowest contract charge 0.00% Class B         $ 144.48             --                 --            --            6.73%
         Highest contract charge 0.90% Class B        $ 112.07             --                 --            --            5.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
         All contract charges                            --             29            $ 3,416          0.96%             --
  2004   Lowest contract charge 0.00% Class B      $ 135.37             --                 --            --            9.67%
         Highest contract charge 0.90% Class B     $ 105.95             --                 --            --            8.69%
         All contract charges                            --             20            $ 2,245          2.96%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --          (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --          (45.63)%
         All contract charges                            --             58            $ 5,436          0.00%             --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --           11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --           10.85%
         All contract charges                            --             56            $ 9,661            --              --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --            0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --           (0.24)%
         All contract charges                            --             49            $ 7,688            --              --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --            7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --            7.11%
         All contract charges                            --             40            $ 6,149            --              --
  2004   Lowest contract charge 0.00% Class A      $ 144.24             --                 --            --            6.93%
         Highest contract charge 0.60% Class A     $  99.99             --                 --            --            6.29%
         All contract charges                            --             24            $ 3,359            --              --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --          (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                        (45.87)%
         All contract charges                            --            103            $ 6,372          0.00%             --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --           11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --           10.25%
         All contract charges                            --            109            $12,271            --              --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --            0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --           (0.79)%
         All contract charges                            --            107            $10,902            --              --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --            7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --            6.53%
         All contract charges                            --             89            $ 9,156            --              --
  2004   Lowest contract charge 0.00% Class B      $ 130.68             --                 --            --            6.66%
         Highest contract charge 0.90% Class B     $  93.28             --                 --            --            5.70%
         All contract charges                            --             86            $ 8,182            --              --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --           (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --           (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%              --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --             3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --             3.27%
         All contract charges                            --             56            $11,584          1.24%              --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --            19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --            18.90%
         All contract charges                            --             41            $ 8,389          3.08%              --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --             7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --             6.73%
         All contract charges                            --             30            $ 4,942          3.44%              --
  2004   Lowest contract charge 0.00% Class A      $ 158.60             --                 --            --            14.71%
         Highest contract charge 0.60% Class A     $ 118.01             --                 --            --            14.02%
         All contract charges                            --             16            $ 2,388          8.39%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --           (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --           (38.01)%
         All contract charges                            --            228            $22,209          1.56%              --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --             3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --             2.70%
         All contract charges                            --            201            $31,371          1.24%              --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --            19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --            18.25%
         All contract charges                            --            185            $28,015          3.08%              --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --             7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --             6.13%
         All contract charges                            --            127            $16,025          3.44%              --
  2004   Lowest contract charge 0.00% Class B      $ 146.01             --                 --            --            14.43%
         Highest contract charge 0.90% Class B     $ 117.02             --                 --            --            13.40%
         All contract charges                            --             70            $ 8,274          8.39%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --           (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --           (43.78)%
         All contract charges                            --             51            $ 6,494          0.00%              --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --            12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --            11.51%
         All contract charges                            --             51            $11,417            --               --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --             9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --             9.24%
         All contract charges                            --             51            $10,040          0.51%              --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --             8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --             8.00%
         All contract charges                            --             41            $ 7,607          1.59%              --
  2004   Lowest contract charge 0.00% Class A      $ 169.69             --                 --            --            12.01%
         Highest contract charge 0.60% Class A     $ 101.88             --                 --            --            11.34%
         All contract charges                            --             30            $ 5,044          1.62%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --           (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --           (44.08)%
         All contract charges                            --            180            $13,058          0.00%              --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --             11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --             10.89%
         All contract charges                            --            194            $24,950            --                --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --              9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --              8.63%
         All contract charges                            --            201            $23,045          0.51%               --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --              8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --              7.41%
         All contract charges                            --            175            $18,306          1.59%               --
  2004   Lowest contract charge 0.00% Class B      $ 152.51             --                 --            --             11.73%
         Highest contract charge 0.90% Class B     $  95.83             --                 --            --             10.72%
         All contract charges                            --            171            $16,710          1.62%               --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --            (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --            (36.20)%
         All contract charges                            --             51            $ 7,026          0.49%               --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2007   Lowest contract charge 0.00% Class A           $ 225.38             --                 --            --            0.34%
         Highest contract charge 0.60% Class A          $ 144.35             --                 --            --           (0.26)%
         All contract charges                                 --             44            $ 9,523            --              --
  2006   Lowest contract charge 0.00% Class A           $ 224.61             --                 --            --           15.01%
         Highest contract charge 0.60% Class A          $ 144.73             --                 --            --           14.32%
         All contract charges                                 --             45            $ 9,597          1.78%             --
  2005   Lowest contract charge 0.00% Class A           $ 195.29             --                 --            --            7.61%
         Highest contract charge 0.60% Class A          $ 126.59             --                 --            --            6.96%
         All contract charges                                 --             33            $ 6,172          7.27%             --
  2004   Lowest contract charge 0.00% Class A           $ 181.48             --                 --            --           15.48%
         Highest contract charge 0.60% Class A          $ 118.35             --                 --            --           14.79%
         All contract charges                                 --             22            $ 3,851          4.02%             --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $  95.50             --                 --            --          (35.97)%
         Highest contract charge 0.90% Class B          $  89.64             --                 --            --          (36.55)%
         All contract charges                                 --            331            $30,500          0.49%             --
  2007   Lowest contract charge 0.00% Class B           $ 149.14             --                 --            --            0.09%
         Highest contract charge 0.90% Class B          $ 141.27             --                 --            --           (0.81)%
         All contract charges                                 --            362            $52,202            --              --
  2006   Lowest contract charge 0.00% Class B           $ 149.00             --                 --            --           14.73%
         Highest contract charge 0.90% Class B          $ 142.42             --                 --            --           13.70%
         All contract charges                                 --            374            $54,292          1.78%             --
  2005   Lowest contract charge 0.00% Class B           $ 129.87             --                 --            --            7.34%
         Highest contract charge 0.90% Class B          $ 125.26             --                 --            --            6.38%
         All contract charges                                 --            336            $42,836          7.27%             --
  2004   Lowest contract charge 0.00% Class B           $ 120.99             --                 --            --           15.19%
         Highest contract charge 0.90% Class B          $ 117.75             --                 --            --           14.15%
         All contract charges                                 --            327            $38,894          4.02%             --
Multimanager Small Cap Growth (k)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $  81.71             --                 --            --          (42.11)%
         Highest contract charge 0.90% Class B (h)      $  54.91             --                 --            --          (42.63)%
         All contract charges                                 --             48            $ 3,506          0.00%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 141.15             --                 --            --            3.68%
         Highest contract charge 0.90% Class B (h)      $  95.72             --                 --            --           (4.28)%
         All contract charges                                 --             35            $ 4,611            --              --
  2006   Lowest contract charge 0.00% Class B (b)       $ 136.14             --                 --            --           10.21%
         Highest contract charge 0.00% Class B (b)      $ 136.14             --                 --            --           10.21%
         All contract charges                                 --             19            $ 2,587          1.23%             --
  2005   Lowest contract charge 0.00% Class B (b)       $ 123.53             --                 --            --            7.49%
         Highest contract charge 0.00% Class B (b)      $ 123.53             --                 --            --            7.49%
         All contract charges                                 --              5            $   658          3.61%             --
  2004   Lowest contract charge 0.00% Class B (b)       $ 114.93             --                 --            --           14.19%
         Highest contract charge 0.00% Class B (b)      $ 114.93             --                 --            --           14.19%
         All contract charges                                 --             --            $     4            --              --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 121.87             --                 --            --          (37.71)%
         Highest contract charge 0.60% Class A          $ 118.09             --                 --            --          (38.08)%
         All contract charges                                 --             73            $ 8,899          0.31%             --
  2007   Lowest contract charge 0.00% Class A           $ 195.65             --                 --            --           (9.59)%
         Highest contract charge 0.60% Class A          $ 190.72             --                 --            --          (10.14)%
         All contract charges                                 --             74            $14,269          0.38%             --
  2006   Lowest contract charge 0.00% Class A           $ 216.41             --                 --            --           16.40%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
         Highest contract charge 0.60% Class A          $ 212.25             --                 --            --           15.70%
         All contract charges                                 --             67            $14,314          6.20%             --
  2005   Lowest contract charge 0.00% Class A           $ 185.93             --                 --            --            4.95%
         Highest contract charge 0.60% Class A          $ 183.45             --                 --            --            4.32%
         All contract charges                                 --             49            $ 8,881          5.33%             --
  2004   Lowest contract charge 0.00% Class A           $ 177.17             --                 --            --           17.40%
         Highest contract charge 0.60% Class A          $ 175.86             --                 --            --           16.70%
         All contract charges                                 --             28            $ 4,964          8.72%             --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 128.82             --                 --            --          (37.86)%
         Highest contract charge 0.90% Class B          $ 118.09             --                 --            --          (38.43)%
         All contract charges                                 --            125            $15,267          0.31%             --
  2007   Lowest contract charge 0.00% Class B           $ 207.32             --                 --            --           (9.84)%
         Highest contract charge 0.90% Class B          $ 191.79             --                 --            --          (10.65)%
         All contract charges                                 --            146            $28,898          0.38%             --
  2006   Lowest contract charge 0.00% Class B           $ 229.95             --                 --            --           16.11%
         Highest contract charge 0.90% Class B          $ 214.66             --                 --            --           15.07%
         All contract charges                                 --            160            $35,191          6.20%             --
  2005   Lowest contract charge 0.00% Class B           $ 198.05             --                 --            --            3.91%
         Highest contract charge 0.90% Class B          $ 186.56             --                 --            --            3.75%
         All contract charges                                 --            120            $23,048          5.33%             --
  2004   Lowest contract charge 0.00% Class B           $ 190.60             --                 --            --           17.11%
         Highest contract charge 0.90% Class B          $ 179.82             --                 --            --           16.05%
         All contract charges                                 --             66            $11,982          8.72%             --
Multimanager Technology (a)
---------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 140.56             --                 --            --          (46.96)%
         Highest contract charge 0.60% Class A          $  75.38             --                 --            --          (47.28)%
         All contract charges                                 --             51            $ 6,987          0.00%             --
  2007   Lowest contract charge 0.00% Class A           $ 265.01             --                 --            --           18.55%
         Highest contract charge 0.60% Class A          $ 142.97             --                 --            --           17.83%
         All contract charges                                 --             47            $12,183            --              --
  2006   Lowest contract charge 0.00% Class A           $ 223.55             --                 --            --            7.57%
         Highest contract charge 0.60% Class A          $ 121.34             --                 --            --            6.93%
         All contract charges                                 --             40            $ 8,494            --              --
  2005   Lowest contract charge 0.00% Class A           $ 207.81             --                 --            --           11.56%
         Highest contract charge 0.60% Class A          $ 113.47             --                 --            --           10.89%
         All contract charges                                 --             31            $ 6,009            --              --
  2004   Lowest contract charge 0.00% Class A           $ 186.28             --                 --            --            5.24%
         Highest contract charge 0.60% Class A          $ 102.33             --                 --            --            4.61%
         All contract charges                                 --             19            $ 3,396          1.09%             --
Multimanager Technology (a)
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 115.13             --                 --            --          (47.08)%
         Highest contract charge 0.90% Class B          $  66.61             --                 --            --          (47.56)%
         All contract charges                                 --            551            $40,530          0.00%             --
  2007   Lowest contract charge 0.00% Class B           $ 217.54             --                 --            --           18.22%
         Highest contract charge 0.90% Class B          $ 127.01             --                 --            --           17.15%
         All contract charges                                 --            586            $81,155          0.00%             --
  2006   Lowest contract charge 0.00% Class B           $ 184.01             --                 --            --            7.30%
         Highest contract charge 0.90% Class B          $ 108.42             --                 --            --            6.33%
         All contract charges                                 --            574            $66,544            --              --
  2005   Lowest contract charge 0.00% Class B           $ 171.50             --                 --            --           11.27%
         Highest contract charge 0.90% Class B          $ 101.96             --                 --            --           10.27%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Technology (a)(Continued)
--------------------------------------
         All contract charges                               --            620            $67,000            --              --
  2004   Lowest contract charge 0.00% Class B         $ 154.13             --                 --            --            4.99%
         Highest contract charge 0.90% Class B        $  92.46             --                 --            --            4.04%
         All contract charges                               --            645            $62,809          1.09%             --
Natural Resources
-----------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  44.71             --                 --            --          (55.29)%
         Lowest contract charge 0.00% Class B (t)     $  44.71             --                 --            --          (55.29)%
         All contract charges                               --            255            $11,418          0.22%             --
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  81.10             --                 --            --          (28.29)%
         Lowest contract charge 0.00% Class B (t)     $  81.10             --                 --            --          (28.29)%
         All contract charges                               --             11            $   878         13.10%             --
Target 2025 Allocation
----------------------
  2008   Lowest contract charge 0.00% Class B (t)     $  76.56             --                 --            --          (32.44)%
         Lowest contract charge 0.00% Class B (t)     $  76.56             --                 --            --          (32.44)%
         All contract charges                               --              9            $   658         19.66%             --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  73.61             --                 --            --          (35.40)%
         Lowest contract charge 0.00% Class B (t)     $  73.61             --                 --            --          (35.40)%
         All contract charges                               --              1            $    97          8.24%             --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  70.47             --                 --            --          (38.66)%
         Lowest contract charge 0.00% Class B (t)     $  70.47             --                 --            --          (38.66)%
         All contract charges                               --             --            $     8          0.00%             --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2008   Lowest contract charge 0.60% Class A         $  85.02             --                 --            --          (37.31)%
         Highest contract charge 0.60% Class A        $  85.02             --                 --            --          (37.31)%
         All contract charges                               --             48            $ 4,107          5.70%             --
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2007   Lowest contract charge 0.60% Class A         $ 135.63             --                  --              --           4.75%
         Highest contract charge 0.60% Class A        $ 135.63             --                  --              --           4.75%
         All contract charges                               --             40              $5,476            1.41%            --
  2006   Lowest contract charge 0.60% Class A         $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A        $ 129.48             --                  --              --          14.26%
         All contract charges                               --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A         $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A        $ 113.32             --                  --              --           4.17%
         All contract charges                               --             28              $3,166            1.57%            --
  2004   Lowest contract charge 0.60% Class A         $ 108.79             --                  --              --          10.14%
         Highest contract charge 0.60% Class A        $ 108.79             --                  --              --          10.14%
         All contract charges                               --             19              $2,113            1.00%            --

----------
(a) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(b)  Units were made available for sale on October 25, 2004.
(c)  Units were made available for sale on September 7, 2004.
(d)  Units were made available on May 9, 2005.
(e)  Units were made available October 10, 2005.
(f)  Units were made available for sale on April 27, 2007.
(g)  Units were made available for sale on July 6, 2007.
(h)  Units were made available for sale on May 25, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2008


8. Accumulation Unit Values (Concluded)

(i) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(j) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(k) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(l) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
(m) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(n) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(o) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(p) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(q) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(r)  Units were made available for sale August 17, 2007.
(s)  Units were made available for sale May 1, 2006.
(t)  Units were made available for sale May 1, 2008.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

Appendix A


--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                     September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                     (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                     Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                        (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                        AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                        Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                           Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                     February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                     Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                     Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                        International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA
                                        Executive Committee (since January 2000); Director, AXA Financial (since November 2003),
                                        AllianceBernstein (since February 1996) and various AXA affiliated companies. Former
                                        Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                   Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting           Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C         of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                      (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director
                                        and Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods
                                        Co., Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell
                                        plc; Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA
                                        Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                          December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center             Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                 and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                   1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                        Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                        Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                        The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                           September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                 thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                         May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                        Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                        (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997
                                        to 2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation       November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October
4211 South 102nd Street                 2008) Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA
Omaha, NE 68127                         Financial (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to
                                        March 2001).
------------------------------------------------------------------------------------------------------------------------------------


A(1)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                        March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                      June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                        (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                        CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                        Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                        AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                        2006). Vice Chairman of the Board (Distribution Committee) of The New York Community Trust
Apt. 8A                                 (since June 2008). Formerly, Chairperson of New York City Health and Hospitals Corporation
New York, NY 10022                      (June 2004 to June 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New
                                        York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the Distribution Committee of The New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                        (since 1991). Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                     Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                              and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                      Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD                Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                        of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                        and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                        1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                        Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust            2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                        President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                      Corporate Governance Committee and Member of Executive and Compensation Committees of
                                        AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                        Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                        (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The New School) (since
                                        September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                           Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                    Professor of Politics, IBM Professor of International Studies - Director. Formerly,
Corwin Hall                             Director, Program in European Studies at Princeton University (September 1979 to 2008) and
Princeton, NJ 08544                     Professor of Politics (since September 1979) of Princeton University. Member of AXA's
                                        Supervisory Board (since April 2003); Currently, Member of the Board of Directors of Suez
                                        Environment and Chairman of the Audit Committee and a Member of the Compensation Committee
                                        of Suez Environment; Member of AXA's Selection, Governance and Human Resources Committee and
                                        Audit Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the
                                        Management Committee of Institut Montaigne; Member of the Editorial Board of Comparative
                                        Politics; Member of the Editorial Committee of La Revue des Deux Mondes and Politique
                                        Am-ricaine; Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
AllianceBernstein Corporation           2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
1345 Avenue of the Americas             Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch
New York, NY 10105                      & Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management
                                        Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions: Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994);
                                        Managing Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment
                                        Committee of Trinity College; Chairman of the Board of Overseers of California Institute of
                                        the Arts; and Co-Chair of Friends of the Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(2)

OFFICERS -- DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                  Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                        present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                        Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                        2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                        (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                        2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                        present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May
                                        2001); Member of AXA's Management Board (since May 2001); Member of AXA's Executive
                                        Committee; Director (since May 2004) and President (since September 2005), AXA America
                                        Holdings, Inc.; Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to September 2005, January 2006 to present) and Chief
                                        Executive Officer, AXA Equitable Life and Annuity Company (since June 2001); Director and
                                        Chairman, U.S. Financial Life Insurance Company (December 2006 to May 2007); Member of the
                                        Board, American Council of Life Insurers (since January 2007); Director, Chairman of the
                                        Compensation Committee and Member of the Audit Committee and Corporate Governance and
                                        Nominating Committee, KBW, Inc. (since January 2007); Director, Vice Chairman and Member of
                                        Financial Services Roundtable; Director, The Advest Group, Inc. (July 2004 to December
                                        2005); Director and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of
                                        The University of Scranton (1995 to 2002); Former Member of the Investment Company
                                        Institute's Board of Governors (October 2001 to 2005); prior thereto, October 1997 to
                                        October 2000) and Executive Committee (1998 to 2000); Former Trustee of The University of
                                        Pittsburgh; Former Director, St. Sebastian Country Day School (1990 to June 2005); Former
                                        Director, the Massachusetts Bankers Association; President and Chief Operating Officer,
                                        Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus
                                        Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------



OTHER OFFICERS



------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                        Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                        President (since January 2002), AXA Equitable; Executive Vice President (since January
                                        2002), AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                        Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                        President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                        2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                        Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                            Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                        (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                        Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                        Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                        Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                        (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                        Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice
                                        President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                        (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------


A(3)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                          Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                        Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                        Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                        Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                        Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                        Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                        Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                        to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                        2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September
                                        1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer
                                        (May 1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                        (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                        Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                        November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                        2008 to present) of AXA America Holdings, Inc., The Advest Group, Inc. and Boston Advisors,
                                        Inc. Director, Chairman of the Board and President (July 2004 to December 2005), MONY
                                        Capital Management, Inc. Director, Senior Vice President and Treasurer (since July 2004),
                                        MONY Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005),
                                        Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer
                                        (July 2004 to May 2005), and Senior Vice President (since December 2006); 1740 Advisers,
                                        Inc. Director, Executive Vice President and Treasurer (since July 2004), MONY Asset
                                        Management, Inc.; Director (since July 2004) and Chief Financial Officer (since April 2006),
                                        MONY Agricultural Investment Advisers, Inc. President and Treasurer (since October 2004),
                                        MONY International Holdings, LLC. Director, President and Treasurer (since November 2004),
                                        MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust Company of the
                                        Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA Technology Services.
                                        Senior Vice President, Chief Investment Officer (since September 2004) and Treasurer (since
                                        December 1997), AXA Equitable Life & Annuity Company. Treasurer, Frontier Trust Company, FSB
                                        (June 2000 until July 2007); and AXA Network, LLC (since December 1999). Director (since
                                        July 1998), Chairman (since August 2000), and Chief Executive Officer (since September
                                        1997), Equitable Casualty Insurance Company. Senior Vice President and Treasurer, AXA
                                        Distribution Holding Corporation (since November 1999); and AXA Advisors, LLC (since
                                        December 2001). Director, Chairman, President and Chief Executive Officer (August 1997 to
                                        June 2002), Equitable JV Holding Corporation. Director (since July 1997), and Senior Vice
                                        President and Chief Financial Officer (since April 1998), ACMC, Inc. Director, President and
                                        Chief Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd. Director (since
                                        January 2005), Senior Vice President and Chief Investment Officer (since February 2005),
                                        U.S. Financial Life Insurance Company; Treasurer (November 2000 to December 2003), Paramount
                                        Planners, LLC. Vice President and Treasurer (March 1997 to December 2002) EQ Advisors Trust.
                                        Director (July 1997 to May 2001) and President and CEO (August 1997 to May 2001), EQ
                                        Services, Inc. Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured
                                        Products); Director, Executive Vice President and Treasurer (July 2004 to February 2005),
                                        MONY Realty Capital, Inc. and MONY Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                           Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life
                                        and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA
                                        Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY America
                                        (September 2007 to September 2008). Offer and Innovation Director - Life and P&C in Group
                                        Marketing of AXA Group (date unknown to September 2007); prior thereto, Group Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown); Corporate Actuary of
                                        AXA Group (1999 to 2002).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(4)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                     Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                        2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief Financial
                                        Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                        Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                        Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                        2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                        December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                        Financial Officer (September 2005 to December 2006); Director (since January 2007),
                                        Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                        2006), AXA Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC;
                                        Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.;
                                        Executive Vice President and Chief Financial Officer (since December 2006), AXA Equitable
                                        Life and Annuity Company; Executive Vice President and Chief Financial Officer (since
                                        December 2006), AXA Distribution Holding Corporation; Director (since July 2004), MONY
                                        Capital Management, Inc. and MONY Agricultural Investment Advisers, Inc.; Director,
                                        Executive Vice President and Chief Financial Officer (since December 2006), MONY Financial
                                        Services, Inc.; Executive Vice President and Chief Financial Officer (since December 2006),
                                        MONY Holdings, LLC; Director (July 2004 to November 2007), 1740 Advisers, Inc. and MONY
                                        Asset Management, Inc.; Director (since November 2004), Frontier Trust Company, FSB;
                                        Director (January 2005 to July 2007), MONY Financial Resources of the Americas Limited.
                                        Formerly, Director (July 2004 to December 2005), The Advest Group, Inc.; Director (July 2004
                                        to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners, Inc.; Director (July
                                        2004 to May 2005), Matrix Capital Markets Group, Inc. and Matrix Private Equities, Inc.
                                        Business Support and Development (February 2001 to June 2004), GIE AXA; Head of Finance
                                        Administration (November 1998 to February 2001), AXA Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                        President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                        (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                        Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                        December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                       Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                        Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                        Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                        President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                        AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA
                                        Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                       Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                        (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                        2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August
                                        2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                          Senior Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto,
                                        Associate General Counsel (September 1999 to May 2004). Senior Vice President and Deputy
                                        General Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice President and Deputy General Counsel of MONY Life, MONY America and MONY Financial Services, Inc.
                                        (July 2004 to present). Senior Vice President and Deputy General Counsel of AXA Equitable
                                        Life and Annuity Company (since August 2008). Senior Vice President and Deputy General
                                        Counsel of MONY Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                           Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                        (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                        AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer
                                        (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA
                                        Advisors, LLC. Director, President and Chief Operating Officer (since July 2004), MONY
                                        Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon
                                        Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------


A(5)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                       Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                        America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                        General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                        2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                        1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                        2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                        Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005),
                                        AXA Equitable Life and Annuity Company. Vice President, Secretary and Associate General
                                        Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary
                                        and Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                      Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                        AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                        Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                        Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                    Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                        and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                        President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                          Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September
                                        2005). Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior
                                        Vice President (March 2005 to September 2005). Director (since December 2005) and Chairman of the Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July 2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA
                                        Network Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board
                                        (since January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February
                                        2007) and Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to
                                        March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                       Executive Vice President (since September 2006) and Chief Actuary (since September 2005),
                                        AXA Equitable, prior thereto, Senior Vice President (September 2000 to September 2006),
                                        Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant
                                        Vice President (October 1991 to May 1998); Executive Vice President (since September 2006)
                                        and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior
                                        Vice President (July 2004 to September 2006); Executive Vice President (since September
                                        2006) and Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary (September 1999
                                        to September 2005). Director and Vice President (since December 2003), AXA Financial
                                        (Bermuda) Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity
                                        Company. Director (since May 2007) and President (since January 2008), U.S. Financial Life
                                        Insurance Company, prior thereto, Senior Vice President (December 2004 to January 2008) and
                                        Chief Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August
                                        2006). Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                         Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                        Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                        to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                        Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                        Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                        2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                           Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                        LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                        2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                        Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                        Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                        Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(6)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                       Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                        to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                        and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                        President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                        of AXA Equitable Financial Services, LLC. Vice President, Deputy General and Chief
                                        Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                    Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                        Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                        Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                        and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                        Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                        Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                        2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                        (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                       Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                        Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until November
                                        2007); Executive Vice President (since September 2001) and General Counsel (since November
                                        1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September
                                        2001), Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                        General Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                        September 2001) and General Counsel (since November 1999), AXA Equitable Financial Services,
                                        LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                        1999), AXA Equitable Life and Annuity Company. Director, Executive Vice President and
                                        General Counsel (since July 2004), MONY Financial Services, Inc. Director (since January
                                        2007), AXA Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                            Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                        Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                        President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------


A(7)

Appendix B

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)


THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                                               WHICH RELATE TO OUR
------------------------------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000; September 15, 1995; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12,
2000; June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001; December 1,
2001(2); December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15, 2003, November 24, 2003; February
10, 2004 (2 supplements); May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005 (3 supplements); June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24, 2007,
September 24, 2007; October 19, 2007; February 23, 2007; May 1, 2008; July 21, 2008; August
15, 2008 (4 supplements); December 1, 2008; January 15, 2009; February 23, 2009 .................    Incentive Life Plus(R) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and October 18, 1999 as
previously supplemented on May 1, 1994 through May 1, 2002; May 12, 2000; June 23, 2000;
September 1, 2000; February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004;
August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005 (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1, 2007; August 24, 2007, September 24, 2007; October 19, 2007;
February 23, 2007; May 1, 2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,
2008; January 15, 2009; February 23, 2009 .......................................................    Survivorship 2000(SM) Policies


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

(2) This supplement applies only to certain groups.


                                                                            B(1)

AXA Equitable Life Insurance Company
Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
     Special Offer Policy
   Survivorship 2000
   Incentive Life(R) 2000
   Champion 2000
   Incentive Life(R)
PROSPECTUS SUPPLEMENT DATED MAY 1, 2009
--------------------------------------------------------------------------------



This prospectus supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(+) Together, the most recent prospectus you received and this prospectus supplement describe the policy, but are not the policy itself. The policy, which includes the policy form, the application and any applicable endorsements or riders, is the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the policy's provisions in this prospectus supplement is current as of the date of this prospectus supplement; however, because certain provisions may be changed after the date of this prospectus supplement in accordance with the policy, the description of the policy's provisions in this prospectus supplement is qualified in its entirety by the terms of the actual policy.


(1)  ABOUT THE PORTFOLIOS OF THE TRUSTS.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available Portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio. Please see "Investment Portfolios" later in this supplement for information regarding fees and expenses.


PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name*               Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Class A      Seeks long-term capital appreciation.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Class A      Seeks a high level of current income.      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Class A      Seeks current income and growth of         o AXA Equitable
 ALLOCATION                                capital, with a greater emphasis on
                                           current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Class A      Seeks long-term capital appreciation and   o AXA Equitable
                                           current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Class A      Seeks long-term capital appreciation and   o AXA Equitable
 ALLOCATION                                current income, with a greater emphasis
                                           on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


----------
(+) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

              Copyright 2009 AXA Equitable Life Insurance Company
                              All rights reserved.
                                                                   x02431/AGENCY

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name*               Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class A      Long-term growth of capital.               o AllianceBernstein L.P.
 EQUITY
                                                                                      o ClearBridge Advisors, LLC

                                                                                      o Legg Mason Capital Management, Inc.

                                                                                      o Marsico Capital Management, LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        Class B      To seek a balance of high current income   o BlackRock Financial Management, Inc.
                                           and capital appreciation, consistent with
                                           a prudent level of risk.                   o Pacific Investment Management Company
                                                                                        LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Class B      Long-term growth of capital.               o Invesco Aim Capital Management, Inc.

                                                                                      o RCM Capital Management LLC

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Class B      Long-term growth of capital.               o AllianceBernstein L.P.
 EQUITY
                                                                                      o JPMorgan Investment Management Inc.

                                                                                      o Marsico Capital Management, LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE   Class B      Long-term growth of capital.               o AllianceBernstein L.P.
 EQUITY
                                                                                      o Janus Capital Management LLC

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B      Long-term growth of capital.               o Goodman & Co. NY Ltd.
 GROWTH
                                                                                      o SSgA Funds Management, Inc.

                                                                                      o T. Rowe Price Associates, Inc.

                                                                                      o Westfield Capital Management Company,
                                                                                        L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Class B      Long-term growth of capital.               o AllianceBernstein L.P.
 VALUE
                                                                                      o Institutional Capital LLC

                                                                                      o MFS Investment Management

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP          Class B      Long-term growth of capital.               o AllianceBernstein L.P.
 GROWTH
                                                                                      o Franklin Advisers, Inc.

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE    Class B      Long-term growth of capital.               o AXA Rosenberg Investment Management
                                                                                        LLC

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Tradewinds Global Investors, LLC

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name*               Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR     Class A      High total return through a combination    o Pacific Investment Management Company
 BOND1                                     of current income and capital                LLC
                                           appreciation.
                                                                                      o Post Advisory Group, LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B      Long-term growth of capital.               o Eagle Asset Management, Inc.
 GROWTH
                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Class B      Long-term growth of capital.               o Franklin Advisory Services, LLC
 VALUE
                                                                                      o Pacific Global Investment Management
                                                                                        Company

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY       Class B      Long-term growth of capital.               o Firsthand Capital Management, Inc.

                                                                                      o RCM Capital Management LLC

                                                                                      o SSgA Funds Management, Inc.

                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name*               Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN          Class IA     Seeks to achieve long-term growth of       o AllianceBernstein L.P.
 INTERNATIONAL                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL    Class IA     Seeks to achieve long-term growth of       o AllianceBernstein L.P.
 CAP GROWTH                                capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II      Class IA     Seeks to achieve long-term capital         o Ariel Capital Management, LLC
                                           appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE        Class IB     Seeks to increase value through bull       o AXA Rosenberg Investment Management
 LONG/SHORT EQUITY                         markets and bear markets using strategies    LLC
                                           that are designed to limit exposure to
                                           general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Class IB     Seeks to achieve capital appreciation and  o BlackRock Investment Management, LLC
 EQUITY                                    secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Class IB     Seeks to provide current income and        o BlackRock Investment Management
 VALUE                                     long-term growth of income,                  International Limited
                                           accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Class IA     Seeks to achieve a combination of growth   o Boston Advisors, LLC
 INCOME                                    and income to achieve an above-average
                                           and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Class IB     Seeks to achieve long-term capital         o Calvert Asset Management Company, Inc.
 RESPONSIBLE                               appreciation.
                                                                                      o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Class IB     Seeks to achieve long-term growth of       o Capital Guardian Trust Company
                                           capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH  Class IB     Seeks to achieve long-term growth of       o Capital Guardian Trust Company
                                           capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD  Class IB     Seeks to maximize current income.          o Caywood-Scholl Capital Management
 BOND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name*                  Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(2)         Class IA     Seeks to achieve a total return before     o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 3000
                                              Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX               Class IB     Seeks to achieve a total return before     o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Barclays
                                              Capital U.S. Aggregate Bond Index
                                              ("Index"), including reinvestment of
                                              dividends, at a risk level consistent
                                              with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX              Class IA     Seeks to achieve a total return before     o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the S&P 500 Index,
                                              including reinvestment of dividends, at a
                                              risk level consistent with that of the S&P
                                              500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA               Class IB     Seeks to achieve long-term capital         o Evergreen Investment Management
                                              growth.                                      Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(3)                 Class IB     Seeks to achieve long-term growth of       o AXA Equitable
                                              capital.
                                                                                         o Marsico Capital Management, LLC

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND             Class IB     Seeks to achieve capital appreciation.     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY           Class IB     Seeks to maximize capital appreciation.    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(4)           Class IA     Seeks to achieve capital growth and        o BlackRock Investment Management, LLC
                                              current income.
                                                                                         o Evergreen Investment Management
                                                                                           Company, LLC

                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY(5) Class IB     Seeks to achieve long-term capital         o BlackRock Investment Management, LLC
                                              appreciation.
                                                                                         o Morgan Stanley Investment Management
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT       Class IA     Seeks to achieve a total return before     o SSgA Funds Management, Inc.
 BOND INDEX                                   expenses that approximates the total
                                              return performance of the Barclays
                                              Capital Intermediate Government Bond
                                              Index ("Index"), including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name*                  Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS       Class IB     Seeks to achieve long-term growth of       o AXA Equitable
                                              capital.
                                                                                         o Hirayama Investments, LLC

                                                                                         o SSgA Funds Management, Inc.

                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH          Class IB     Seeks to achieve capital appreciation.     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                Class IB     Seeks to achieve long-term capital         o JPMorgan Investment Management Inc.
 OPPORTUNITIES                                appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS           Class IB     Seeks to achieve long-term growth of       o AXA Equitable
                                              capital with a secondary objective to seek
                                              reasonable current income. For purposes    o Institutional Capital LLC
                                              of this Portfolio, the words "reasonable
                                              current income" mean moderate income.      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX        Class IB     Seeks to achieve a total return before     o AllianceBernstein L.P.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Growth Index, including reinvestment of
                                              dividends at a risk level consistent with
                                              that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS         Class IB     Seeks to provide long-term capital         o AXA Equitable
                                              growth.
                                                                                         o Marsico Capital Management, LLC

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX         Class IA     Seeks to achieve a total return before     o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the Russell 1000
                                              Value Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS          Class IA     Seeks to achieve capital appreciation.     o AllianceBernstein L.P.

                                                                                         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND                Class IA     Seeks to maximize income and capital       o BlackRock Financial Management, Inc.
                                              appreciation through investment in
                                              long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND        Class IA     Seeks to achieve capital appreciation and  o Lord, Abbett & Co. LLC
 INCOME                                       growth of income without excessive
                                              fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE    Class IA     Seeks to achieve capital appreciation and  o Lord, Abbett & Co. LLC growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE     Class IA     Seeks to achieve capital appreciation.     o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                 Class IB     Seeks to achieve a total return before     o SSgA Funds Management, Inc.
                                              expenses that approximates the total
                                              return performance of the S&P Mid Cap
                                              400 Index, including reinvestment of
                                              dividends, at a risk level consistent with
                                              that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name*                  Share Class  Objective                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS            Class IB     Seeks to achieve long-term capital         o AXA Equitable
                                              appreciation.
                                                                                         o SSgA Funds Management, Inc.

                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                  Class IB     Seeks to obtain a high level of current    o The Dreyfus Corporation
                                              income, preserve its assets and maintain
                                              liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL             Class IB     Seeks to achieve capital appreciation.     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(6)     Class IB     Seeks to generate a return in excess of    o Pacific Investment Management Company,
                                              traditional money market products while      LLC
                                              maintaining an emphasis on preservation
                                              of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS             Class IB     Seeks to achieve high current income       o AllianceBernstein L.P.
                                              consistent with moderate risk to capital.
                                                                                         o AXA Equitable

                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND           Class IB     Seeks to achieve current income with       o BlackRock Financial Management, Inc.
                                              reduced volatility of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX           Class IB     Seeks to replicate as closely as possible  o AllianceBernstein L.P.
                                              (before the deduction of Portfolio
                                              expenses) the total return of the Russell
                                              2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK    Class IB     Seeks to achieve long-term capital         o T. Rowe Price Associates, Inc.
                                              appreciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Class IB     Seeks to achieve total return through      o UBS Global Asset Management
                                              capital appreciation with income as a        (Americas) Inc.
                                              secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Class IB     Seeks to achieve capital growth and        o Morgan Stanley Investment Management
                                              income.                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Class IB     Seeks to achieve capital growth.           o Morgan Stanley Investment Management
 GROWTH                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE        Class IB     Seeks to provide above average current     o Morgan Stanley Investment Management
                                              income and long-term capital                 Inc.
                                              appreciation.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.





--------------------------------------------------------------------------------
 Footnote No.      Portfolio's Former Name
--------------------------------------------------------------------------------
                   AXA Premier VIP Trust
--------------------------------------------------------------------------------
  1                Multimanager High Yield
--------------------------------------------------------------------------------
                   EQ Advisors Trust
--------------------------------------------------------------------------------
  2                EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
  3                EQ/Marsico Focus
--------------------------------------------------------------------------------
  4                EQ/Evergreen International Bond
--------------------------------------------------------------------------------
  5                EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
  6                EQ/PIMCO Real Return
--------------------------------------------------------------------------------

You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-777-6510.


(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.




------------------------------------------------------------------------------------------------------------------
                Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted from        Lowest     Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other          ----       ----
expenses)(1)
                                                                                           0.39%      3.65%

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.
------------------------------------------------------------------------------------------------------------------


(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
By mail:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
By express delivery only:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)


--------------------------------------------------------------------------------
By toll-free phone:
--------------------------------------------------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable VOICE IT.

AXA Equitable VOICE IT provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
By e-mail:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
By fax:
--------------------------------------------------------------------------------
1-704-540-9714


--------------------------------------------------------------------------------
 By Internet:
--------------------------------------------------------------------------------


Visit our Website at www.axa-equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                                 ----------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options; and

(c)  changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2009, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2009), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2009, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us policy owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.


The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million. Various legislative proposals have been made which may eliminate the repeal and make changes to future exemption levels and rates.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $13,000 for 2009 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Again, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.


In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.


The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


(9)    MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(10) COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on the individual characteristics of the insured(s) and the policy year.


For policies issued at ages 0-17 or 0-19 (depending on your product), an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for all variable life policies except Survivorship 2000 and Special Offer Policy, for ages 18 or 20 (depending on your product) and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th or 20th birthday, we will send a notice to the policyowner giving the policyowner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policyowner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Adminstrative Office by the policy anniversary date nearest the insured's 18th or 20th birthday, tobacco user rates will apply. The policyowner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

For all variable life policies, you may ask us to review the tobacco habits of an insured person(s) attained age 18 or 20 (depending on your product) or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in the supplement.

After the first policy year, you may request us to review your rating to see if the insured(s) qualifies for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this supplement.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

(11)    FINANCIAL STATEMENTS.


The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008.................A-3
   Statements of Operations for the Year Ended December 31, 2008..........A-27
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007...........................................A-40
   Notes to Financial Statements..........................................A-66


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007.................F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006.........................................................F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006..................F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006.........................................................F-5
   Notes to Consolidated Financial Statements..............................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                            AXA Aggressive AXA Conservative AXA Conservative-Plus    AXA Moderate
                                                              Allocation      Allocation          Allocation          Allocation
                                                           --------------- ---------------- --------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value.......    $ 79,194,700     $17,050,776        $19,189,125       $1,048,435,051
Receivable for The Trusts shares sold....................              --          12,589             13,048              343,492
Receivable for policy-related transactions...............         189,083              --                 --                   --
                                                             ------------     -----------        -----------       --------------
  Total assets...........................................      79,383,783      17,063,365         19,202,173        1,048,778,543
                                                             ------------     -----------        -----------       --------------
Liabilities:
Payable for The Trusts shares purchased..................         193,223              --                 --                   --
Payable for policy-related transactions..................              --          12,586             61,607              886,782
                                                             ------------     -----------        -----------       --------------
  Total liabilities......................................         193,223          12,586             61,607              886,782
                                                             ------------     -----------        -----------       --------------
Net Assets...............................................    $ 79,190,560     $17,050,779        $19,140,566       $1,047,891,761
                                                             ============     ===========        ===========       ==============
Net Assets:
Accumulation Units.......................................      79,105,206      17,048,560         19,132,712        1,045,089,687
Accumulation nonunitized.................................              --              --                 --            2,730,601
Retained by AXA Equitable in Separate Account FP.........          85,354           2,219              7,854               71,473
                                                             ------------     -----------        -----------       --------------
Total net assets.........................................    $ 79,190,560     $17,050,779        $19,140,566       $1,047,891,761
                                                             ============     ===========        ===========       ==============
Investments in shares of The Trusts, at cost.............    $131,369,546     $19,320,586        $23,617,611       $1,251,553,849
The Trusts shares held
 Class A.................................................       6,760,941       1,475,412          1,536,711           81,699,560
 Class B.................................................       2,954,403         391,982            660,684            7,025,923


                                                                                                         EQ/AllianceBernstein
                                                                                                             Intermediate
                                                              AXA Moderate-Plus   EQ/AllianceBernstein        Government
                                                                  Allocation          Common Stock            Securities
                                                             ------------------- ---------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........       $241,131,316        $1,181,926,161          $144,490,090
Receivable for The Trusts shares sold.....................                 --                    --                    --
Receivable for policy-related transactions................            295,223               110,801                    --
                                                                 ------------        --------------          ------------
  Total assets............................................        241,426,539         1,182,036,962           144,490,090
                                                                 ------------        --------------          ------------
Liabilities:
Payable for The Trusts shares purchased...................            256,458               996,353                36,289
Payable for policy-related transactions...................                 --                    --               353,668
                                                                 ------------        --------------          ------------
  Total liabilities.......................................            256,458               996,353               389,957
                                                                 ------------        --------------          ------------
Net Assets................................................       $241,170,081        $1,181,040,609          $144,100,133
                                                                 ============        ==============          ============
Net Assets:
Accumulation Units........................................        241,093,036         1,178,037,063           143,796,345
Accumulation nonunitized..................................                 --             2,992,680               248,681
Retained by AXA Equitable in Separate Account FP..........             77,045                10,866                55,107
                                                                 ------------        --------------          ------------
Total net assets..........................................       $241,170,081        $1,181,040,609          $144,100,133
                                                                 ============        ==============          ============
Investments in shares of The Trusts, at cost..............       $356,945,944        $2,035,758,146          $145,215,965
The Trusts shares held
 Class A..................................................         18,743,289            96,116,239            11,702,126
 Class B..................................................          8,776,458            10,307,721             2,877,584

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein         Small Cap
                                                                International             Growth
                                                           ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........      $388,952,989           $129,715,008
Receivable for The Trusts shares sold.....................           727,088                428,389
Receivable for policy-related transactions................                --                     --
                                                                ------------           ------------
  Total assets............................................       389,680,077            130,143,397
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...................                --                     --
Payable for policy-related transactions...................           947,414                473,044
                                                                ------------           ------------
  Total liabilities.......................................           947,414                473,044
                                                                ------------           ------------
Net Assets................................................      $388,732,663           $129,670,353
                                                                ============           ============
Net Assets:
Accumulation Units........................................       388,279,229            129,669,289
Accumulation nonunitized..................................           373,101                     --
Retained by AXA Equitable in Separate Account FP..........            80,333                  1,064
                                                                ------------           ------------
Total net assets..........................................      $388,732,663           $129,670,353
                                                                ============           ============
Investments in shares of The Trusts, at cost..............      $573,330,746           $201,519,121
The Trusts shares held
 Class A..................................................        50,725,045             10,345,409
 Class B..................................................         7,270,167              4,085,424


                                                                                  EQ/AXA
                                                                              Rosenberg VIT   EQ/BlackRock   EQ/BlackRock
                                                                EQ/Ariel       Value Long/     Basic Value   International
                                                            Appreciation II    Short Equity      Equity          Value
                                                           ----------------- --------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........     $1,388,524      $12,254,460    $123,891,770   $109,707,300
Receivable for The Trusts shares sold.....................             --               --         432,134        368,693
Receivable for policy-related transactions................          1,872           41,010              --             --
                                                               ----------      -----------    ------------   ------------
  Total assets............................................      1,390,396       12,295,470     124,323,904    110,075,993
                                                               ----------      -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased...................          1,872            2,678              --             --
Payable for policy-related transactions...................             --               --         449,172        393,868
                                                               ----------      -----------    ------------   ------------
  Total liabilities.......................................          1,872            2,678         449,172        393,868
                                                               ----------      -----------    ------------   ------------
Net Assets................................................     $1,388,524      $12,292,792    $123,874,732   $109,682,125
                                                               ==========      ===========    ============   ============
Net Assets:
Accumulation Units........................................      1,388,270       12,252,358     123,844,627    109,624,784
Accumulation nonunitized..................................             --               --              --             --
Retained by AXA Equitable in Separate Account FP..........            254           40,434          30,105         57,341
                                                               ----------      -----------    ------------   ------------
Total net assets..........................................     $1,388,524      $12,292,792    $123,874,732   $109,682,125
                                                               ==========      ===========    ============   ============
Investments in shares of The Trusts, at cost..............     $1,913,759      $12,831,406    $186,128,989   $166,891,294
The Trusts shares held
 Class A..................................................        168,842                9       1,584,639      1,906,325
 Class B..................................................         40,553        1,214,506      11,205,087     10,714,009

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/Boston Advisors       EQ/Calvert
                                                              Equity Income     Socially Responsible
                                                           ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........     $ 8,102,121            $476,199
Receivable for The Trusts shares sold.....................              --                  --
Receivable for policy-related transactions................          68,607              14,247
                                                               -----------            --------
  Total assets............................................       8,170,728             490,446
                                                               -----------            --------
Liabilities:
Payable for The Trusts shares purchased...................          65,629                 220
Payable for policy-related transactions...................              --                  --
                                                               -----------            --------
  Total liabilities.......................................          65,629                 220
                                                               -----------            --------
Net Assets................................................     $ 8,105,099            $490,226
                                                               ===========            ========
Net Assets:
Accumulation Units........................................       8,101,737             424,715
Accumulation nonunitized..................................              --                  --
Retained by AXA Equitable in Separate Account FP..........           3,362              65,511
                                                               -----------            --------
Total net assets..........................................     $ 8,105,099            $490,226
                                                               ===========            ========
Investments in shares of The Trusts, at cost..............     $10,939,709            $690,904
The Trusts shares held
 Class A..................................................         739,787              14,559
 Class B..................................................       1,157,656              82,515


                                                               EQ/Capital         EQ/Capital      EQ/Caywood-Scholl     EQ/Equity
                                                            Guardian Growth   Guardian Research    High Yield Bond      500 Index
                                                           ----------------- ------------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $3,936,980        $ 78,770,359         $3,529,353      $450,774,009
Receivable for The Trusts shares sold.....................             --             195,805                 --         1,635,163
Receivable for policy-related transactions................             --                  --              4,773                --
                                                               ----------        ------------         ----------      ------------
  Total assets............................................      3,936,980          78,966,164          3,534,126       452,409,172
                                                               ----------        ------------         ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................            601                  --              4,773                --
Payable for policy-related transactions...................            101             295,514                 --         1,690,920
                                                               ----------        ------------         ----------      ------------
  Total liabilities.......................................            702             295,514              4,773         1,690,920
                                                               ----------        ------------         ----------      ------------
Net Assets................................................     $3,936,278        $ 78,670,650         $3,529,353      $450,718,252
                                                               ==========        ============         ==========      ============
Net Assets:
Accumulation Units........................................      3,918,835          78,623,228          3,529,339       450,389,995
Accumulation nonunitized..................................             --                  --                 --           237,610
Retained by AXA Equitable in Separate Account FP..........         17,443              47,422                 14            90,647
                                                               ----------        ------------         ----------      ------------
Total net assets..........................................     $3,936,278        $ 78,670,650         $3,529,353      $450,718,252
                                                               ==========        ============         ==========      ============
Investments in shares of The Trusts, at cost..............     $5,963,855        $124,744,181         $4,466,778      $637,647,102
The Trusts shares held
 Class A..................................................         35,221             863,796                 --        24,026,398
 Class B..................................................        412,904           8,830,948          1,090,378         4,603,049

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                                  EQ/GAMCO
                                                               EQ/Evergreen      EQ/Evergreen    Mergers and
                                                            International Bond       Omega      Acquisitions
                                                           -------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........      $29,516,063      $ 9,865,375     $3,917,984
Receivable for The Trusts shares sold.....................          210,768               --             --
Receivable for policy-related transactions................               --           28,371             --
                                                                -----------      -----------     ----------
  Total assets............................................       29,726,831        9,893,746      3,917,984
                                                                -----------      -----------     ----------
Liabilities:
Payable for The Trusts shares purchased...................               --           18,893          3,340
Payable for policy-related transactions...................          185,037               --          5,430
                                                                -----------      -----------     ----------
  Total liabilities.......................................          185,037           18,893          8,770
                                                                -----------      -----------     ----------
Net Assets................................................      $29,541,794      $ 9,874,853     $3,909,214
                                                                ===========      ===========     ==========
Net Assets:
Accumulation Units........................................       29,515,328        9,828,930      3,909,210
Accumulation nonunitized..................................               --               --             --
Retained by AXA Equitable in Separate Account FP..........           26,466           45,923              4
                                                                -----------      -----------     ----------
Total net assets..........................................      $29,541,794      $ 9,874,853     $3,909,214
                                                                ===========      ===========     ==========
Investments in shares of The Trusts, at cost..............      $33,972,397      $13,087,195     $4,647,671
The Trusts shares held
 Class A..................................................        2,429,934           58,863             --
 Class B..................................................          658,347        1,476,438        389,735


                                                               EQ/GAMCO
                                                            Small Company   EQ/International   EQ/International
                                                                Value           Core PLUS           Growth
                                                           --------------- ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........   $26,043,464       $14,747,162       $10,232,339
Receivable for The Trusts shares sold.....................            --                --            26,021
Receivable for policy-related transactions................        19,595            39,516                --
                                                             -----------       -----------       -----------
  Total assets............................................    26,063,059        14,786,678        10,258,360
                                                             -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................        19,595            37,819                --
Payable for policy-related transactions...................            --                --            26,021
                                                             -----------       -----------       -----------
  Total liabilities.......................................        19,595            37,819            26,021
                                                             -----------       -----------       -----------
Net Assets................................................   $26,043,464       $14,748,859       $10,232,339
                                                             ===========       ===========       ===========
Net Assets:
Accumulation Units........................................    26,043,253        14,718,796        10,229,463
Accumulation nonunitized..................................            --                --                --
Retained by AXA Equitable in Separate Account FP..........           211            30,063             2,876
                                                             -----------       -----------       -----------
Total net assets..........................................   $26,043,464       $14,748,859       $10,232,339
                                                             ===========       ===========       ===========
Investments in shares of The Trusts, at cost..............   $35,963,088       $24,824,485       $15,641,196
The Trusts shares held
 Class A..................................................            --           190,845                --
 Class B..................................................     1,241,742         1,978,308         2,438,938

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/JPMorgan       EQ/JPMorgan
                                                              Core Bond    Value Opportunities
                                                           -------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value........  $50,324,567        $21,506,056
Receivable for The Trusts shares sold.....................       57,862             93,128
Receivable for policy-related transactions................           --                 --
                                                            -----------        -----------
  Total assets............................................   50,382,429         21,599,184
                                                            -----------        -----------
Liabilities:
Payable for The Trusts shares purchased...................           --                 --
Payable for policy-related transactions...................       61,744            105,020
                                                            -----------        -----------
  Total liabilities.......................................       61,744            105,020
                                                            -----------        -----------
Net Assets................................................  $50,320,685        $21,494,164
                                                            ===========        ===========
Net Assets:
Accumulation Units........................................   50,305,773         21,452,465
Accumulation nonunitized..................................           --                 --
Retained by AXA Equitable in Separate Account FP..........       14,912             41,699
                                                            -----------        -----------
Total net assets..........................................  $50,320,685        $21,494,164
                                                            ===========        ===========
Investments in shares of The Trusts, at cost..............  $58,719,935        $38,309,560
The Trusts shares held
 Class A..................................................    2,120,415             76,279
 Class B..................................................    3,252,255          3,105,476


                                                            EQ/Large Cap   EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                              Core PLUS    Growth Index    Growth PLUS    Value Index
                                                           -------------- -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 7,301,084    $75,784,786    $106,530,086    $1,646,992
Receivable for The Trusts shares sold.....................       27,694         70,343         136,690            --
Receivable for policy-related transactions................           --             --              --           261
                                                            -----------    -----------    ------------    ----------
  Total assets............................................    7,328,778     75,855,129     106,666,776     1,647,253
                                                            -----------    -----------    ------------    ----------
Liabilities:
Payable for The Trusts shares purchased...................           --             --              --           261
Payable for policy-related transactions...................       27,795        272,135         245,347            --
                                                            -----------    -----------    ------------    ----------
  Total liabilities.......................................       27,795        272,135         245,347           261
                                                            -----------    -----------    ------------    ----------
Net Assets................................................  $ 7,300,983    $75,582,994    $106,421,429    $1,646,992
                                                            ===========    ===========    ============    ==========
Net Assets:
Accumulation Units........................................    7,265,800     75,561,755     106,398,224     1,646,956
Accumulation nonunitized..................................           --             --              --            --
Retained by AXA Equitable in Separate Account FP..........       35,183         21,239          23,205            36
                                                            -----------    -----------    ------------    ----------
Total net assets..........................................  $ 7,300,983    $75,582,994    $106,421,429    $1,646,992
                                                            ===========    ===========    ============    ==========
Investments in shares of The Trusts, at cost..............  $11,427,987    $95,273,373    $131,920,901    $3,020,280
The Trusts shares held
 Class A..................................................       43,264        979,945         442,175       268,639
 Class B..................................................    1,245,952     12,606,589       9,276,326       119,552

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Large Cap     EQ/Long
                                                              Value PLUS     Term Bond
                                                           --------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $383,172,616    $3,168,775
Receivable for The Trusts shares sold.....................     1,025,322        12,325
Receivable for policy-related transactions................            --            --
                                                            ------------    ----------
  Total assets............................................   384,197,938     3,181,100
                                                            ------------    ----------
Liabilities:
Payable for The Trusts shares purchased...................            --            --
Payable for policy-related transactions...................       958,953        12,325
                                                            ------------    ----------
  Total liabilities.......................................       958,953        12,325
                                                            ------------    ----------
Net Assets................................................  $383,238,985    $3,168,775
                                                            ============    ==========
Net Assets:
Accumulation Units........................................   383,075,935     3,168,775
Accumulation nonunitized..................................        75,920            --
Retained by AXA Equitable in Separate Account FP..........        87,130            --
                                                            ------------    ----------
Total net assets..........................................  $383,238,985    $3,168,775
                                                            ============    ==========
Investments in shares of The Trusts, at cost..............  $711,668,040    $3,144,269
The Trusts shares held
 Class A..................................................    36,495,255       139,046
 Class B..................................................    12,961,802        94,509


                                                              EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                            Growth and Income   Large Cap Core    Mid Cap Value       Focus
                                                           ------------------- ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........      $  995,442        $4,001,245       $13,881,752    $113,913,336
Receivable for The Trusts shares sold.....................          15,193            97,208                --              --
Receivable for policy-related transactions................              --                --            50,779           9,688
                                                                ----------        ----------       -----------    ------------
  Total assets............................................       1,010,635         4,098,453        13,932,531     113,923,024
                                                                ----------        ----------       -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................              --                --             6,942          22,655
Payable for policy-related transactions...................          15,165            97,816                --              --
                                                                ----------        ----------       -----------    ------------
  Total liabilities.......................................          15,165            97,816             6,942          22,655
                                                                ----------        ----------       -----------    ------------
Net Assets................................................      $  995,470        $4,000,637       $13,925,589    $113,900,369
                                                                ==========        ==========       ===========    ============
Net Assets:
Accumulation Units........................................         989,592         4,000,637        13,878,485     113,865,477
Accumulation nonunitized..................................              --                --                --              --
Retained by AXA Equitable in Separate Account FP..........           5,878                --            47,104          34,892
                                                                ----------        ----------       -----------    ------------
Total net assets..........................................      $  995,470        $4,000,637       $13,925,589    $113,900,369
                                                                ==========        ==========       ===========    ============
Investments in shares of The Trusts, at cost..............      $1,405,948        $5,077,675       $24,525,811    $169,670,644
The Trusts shares held
 Class A..................................................          84,490           338,216         1,958,392       2,604,765
 Class B..................................................          47,657           130,760            94,748       8,485,734

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                             EQ/Mid Cap      EQ/Mid Cap       EQ/Money
                                                                Index        Value PLUS        Market
                                                           -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $ 65,341,978   $129,976,330    $472,291,494
Receivable for The Trusts shares sold.....................        89,945        313,092              --
Receivable for policy-related transactions................            --             --       9,410,170
                                                            ------------   ------------    ------------
  Total assets............................................    65,431,923    130,289,422     481,701,664
                                                            ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --             --       9,740,556
Payable for policy-related transactions...................       125,018        337,503              --
                                                            ------------   ------------    ------------
  Total liabilities.......................................       125,018        337,503       9,740,556
                                                            ------------   ------------    ------------
Net Assets................................................  $ 65,306,905   $129,951,919    $471,961,108
                                                            ============   ============    ============
Net Assets:
Accumulation Units........................................    65,266,049    129,928,744     471,005,173
Accumulation nonunitized..................................            --             --         740,349
Retained by AXA Equitable in Separate Account FP..........        40,856         23,175         215,586
                                                            ------------   ------------    ------------
Total net assets..........................................  $ 65,306,905   $129,951,919    $471,961,108
                                                            ============   ============    ============
Investments in shares of The Trusts, at cost..............  $131,784,464   $251,868,335    $472,382,239
The Trusts shares held
 Class A..................................................     2,705,510      2,570,996     404,013,549
 Class B..................................................    10,517,027     18,704,740      68,253,905


                                                              EQ/Montag &       EQ/PIMCO      EQ/Quality
                                                            Caldwell Growth   Real Return     Bond PLUS
                                                           ----------------- ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........    $10,091,744     $30,516,379   $119,396,663
Receivable for The Trusts shares sold.....................             --          69,789      1,037,875
Receivable for policy-related transactions................         37,543              --             --
                                                              -----------     -----------   ------------
  Total assets............................................     10,129,287      30,586,168    120,434,538
                                                              -----------     -----------   ------------
Liabilities:
Payable for The Trusts shares purchased...................         37,543              --             --
Payable for policy-related transactions...................             --          72,811      1,074,927
                                                              -----------     -----------   ------------
  Total liabilities.......................................         37,543          72,811      1,074,927
                                                              -----------     -----------   ------------
Net Assets................................................    $10,091,744     $30,513,357   $119,359,611
                                                              ===========     ===========   ============
Net Assets:
Accumulation Units........................................     10,091,330      30,513,222    119,236,070
Accumulation nonunitized..................................             --              --         76,211
Retained by AXA Equitable in Separate Account FP..........            414             135         47,330
                                                              -----------     -----------   ------------
Total net assets..........................................    $10,091,744     $30,513,357   $119,359,611
                                                              ===========     ===========   ============
Investments in shares of The Trusts, at cost..............    $13,310,487     $34,968,123   $135,818,013
The Trusts shares held
 Class A..................................................      1,343,871              --     10,644,021
 Class B..................................................        953,254       3,286,771      3,009,725

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                             EQ/T. Rowe
                                                               EQ/Short        EQ/Small     Price Growth
                                                            Duration Bond   Company Index       Stock
                                                           --------------- --------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $2,862,293     $36,904,977    $19,011,720
Receivable for The Trusts shares sold.....................            --              --         73,575
Receivable for policy-related transactions................            --              --             --
                                                              ----------     -----------    -----------
  Total assets............................................     2,862,293      36,904,977     19,085,295
                                                              ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................        20,461           3,125             --
Payable for policy-related transactions...................         9,953          44,103         72,780
                                                              ----------     -----------    -----------
  Total liabilities.......................................        30,414          47,228         72,780
                                                              ----------     -----------    -----------
Net Assets................................................    $2,831,879     $36,857,749    $19,012,515
                                                              ==========     ===========    ===========
Net Assets:
Accumulation Units........................................     2,831,879      36,805,596     18,972,353
Accumulation nonunitized..................................            --              --             --
Retained by AXA Equitable in Separate Account FP..........            --          52,153         40,162
                                                              ----------     -----------    -----------
Total net assets..........................................    $2,831,879     $36,857,749    $19,012,515
                                                              ==========     ===========    ===========
Investments in shares of The Trusts, at cost..............    $3,103,023     $62,385,460    $29,367,599
The Trusts shares held
 Class A..................................................       230,566       4,389,558         56,723
 Class B..................................................        77,062       1,064,544      1,477,449


                                                                                                 EQ/Van Kampen
                                                                  EQ/UBS        EQ/Van Kampen   Emerging Markets
                                                            Growth and Income      Comstock          Equity
                                                           ------------------- --------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........      $3,313,004        $1,594,764      $156,819,905
Receivable for The Trusts shares sold.....................             258                --           430,669
Receivable for policy-related transactions................              --             5,431                --
                                                                ----------        ----------      ------------
  Total assets............................................       3,313,262         1,600,195       157,250,574
                                                                ----------        ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................              --             5,431                --
Payable for policy-related transactions...................             258                --           613,910
                                                                ----------        ----------      ------------
  Total liabilities.......................................             258             5,431           613,910
                                                                ----------        ----------      ------------
Net Assets................................................      $3,313,004        $1,594,764      $156,636,664
                                                                ==========        ==========      ============
Net Assets:
Accumulation Units........................................       3,312,982         1,594,720       156,588,438
Accumulation nonunitized..................................              --                --                --
Retained by AXA Equitable in Separate Account FP..........              22                44            48,226
                                                                ----------        ----------      ------------
Total net assets..........................................      $3,313,004        $1,594,764      $156,636,664
                                                                ==========        ==========      ============
Investments in shares of The Trusts, at cost..............      $5,335,664        $2,382,510      $317,080,725
The Trusts shares held
 Class A..................................................              --           150,982         2,766,871
 Class B..................................................         821,735            90,101        17,804,884

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            EQ/Van Kampen
                                                               Mid Cap     EQ/Van Kampen
                                                               Growth       Real Estate
                                                           -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $13,640,169     $45,931,235
Receivable for The Trusts shares sold.....................           --         229,291
Receivable for policy-related transactions................           --              --
                                                            -----------     -----------
  Total assets............................................   13,640,169      46,160,526
                                                            -----------     -----------
Liabilities:
Payable for The Trusts shares purchased...................          886              --
Payable for policy-related transactions...................        1,469         210,269
                                                            -----------     -----------
  Total liabilities.......................................        2,355         210,269
                                                            -----------     -----------
Net Assets................................................  $13,637,814     $45,950,257
                                                            ===========     ===========
Net Assets:
Accumulation Units........................................   13,637,598      45,930,202
Accumulation nonunitized..................................           --              --
Retained by AXA Equitable in Separate Account FP..........          216          20,055
                                                            -----------     -----------
Total net assets..........................................  $13,637,814     $45,950,257
                                                            ===========     ===========
Investments in shares of The Trusts, at cost..............  $23,442,856     $85,540,018
The Trusts shares held
 Class A..................................................    1,179,628       9,154,433
 Class B..................................................      464,526         380,828


                                                             Fidelity VIP
                                                            Asset Manager:   Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                                Growth        Contrafund    Equity-Income   Growth & Income
                                                           ---------------- -------------- --------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $4,470,274     $26,166,281      $4,515,139      $2,927,099
Receivable for The Trusts shares sold.....................        63,630         328,136         100,988         202,910
Receivable for policy-related transactions................            --              --              --              --
                                                              ----------     -----------      ----------      ----------
  Total assets............................................     4,533,904      26,494,417       4,616,127       3,130,009
                                                              ----------     -----------      ----------      ----------
Liabilities:
Payable for The Trusts shares purchased...................            --              --              --              --
Payable for policy-related transactions...................        63,630         328,136         100,988         202,910
                                                              ----------     -----------      ----------      ----------
  Total liabilities.......................................        63,630         328,136         100,988         202,910
                                                              ----------     -----------      ----------      ----------
Net Assets................................................    $4,470,274     $26,166,281      $4,515,139      $2,927,099
                                                              ==========     ===========      ==========      ==========
Net Assets:
Accumulation Units........................................     4,469,826      26,163,968       4,513,185       2,926,942
Accumulation nonunitized..................................            --              --              --              --
Retained by AXA Equitable in Separate Account FP..........           448           2,313           1,954             157
                                                              ----------     -----------      ----------      ----------
Total net assets..........................................    $4,470,274     $26,166,281      $4,515,139      $2,927,099
                                                              ==========     ===========      ==========      ==========
Investments in shares of The Trusts, at cost..............    $6,760,521     $45,291,043      $8,033,067      $4,583,747
The Trusts shares held
 Class A..................................................            --              --              --              --
 Class B..................................................       466,626       1,728,288         347,318         338,393

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                             Fidelity VIP
                                                            Fidelity VIP   Investment Grade
                                                             High Income         Bond
                                                           -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........   $6,563,574       $8,340,156
Receivable for The Trusts shares sold.....................      144,706          254,906
Receivable for policy-related transactions................           --               --
                                                             ----------       ----------
  Total assets............................................    6,708,280        8,595,062
                                                             ----------       ----------
Liabilities:
Payable for The Trusts shares purchased...................           --               --
Payable for policy-related transactions...................      144,706          254,906
                                                             ----------       ----------
  Total liabilities.......................................      144,706          254,906
                                                             ----------       ----------
Net Assets................................................   $6,563,574       $8,340,156
                                                             ==========       ==========
Net Assets:
Accumulation Units........................................    6,563,370        8,339,968
Accumulation nonunitized..................................           --               --
Retained by AXA Equitable in Separate Account FP..........          204              188
                                                             ----------       ----------
Total net assets..........................................   $6,563,574       $8,340,156
                                                             ==========       ==========
Investments in shares of The Trusts, at cost..............   $9,352,872       $8,714,522
The Trusts shares held
 Class A..................................................           --               --
 Class B..................................................    1,687,294          717,741


                                                                                          Fidelity VIP
                                                            Fidelity VIP   Fidelity VIP       Value        Multimanager
                                                               Mid Cap         Value       Strategies    Aggressive Equity
                                                           -------------- -------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value........  $22,279,171     $2,969,726     $2,697,088      $259,569,895
Receivable for The Trusts shares sold.....................      243,056         34,949         44,984            71,995
Receivable for policy-related transactions................           --             --             --                --
                                                            -----------     ----------     ----------      ------------
  Total assets............................................   22,522,227      3,004,675      2,742,072       259,641,890
                                                            -----------     ----------     ----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................           --             --             --                --
Payable for policy-related transactions...................      243,056         34,949         44,984           199,672
                                                            -----------     ----------     ----------      ------------
  Total liabilities.......................................      243,056         34,949         44,984           199,672
                                                            -----------     ----------     ----------      ------------
Net Assets................................................  $22,279,171     $2,969,726     $2,697,088      $259,442,218
                                                            ===========     ==========     ==========      ============
Net Assets:
Accumulation Units........................................   22,273,298      2,964,691      2,697,033       258,941,633
Accumulation nonunitized..................................           --             --             --           481,322
Retained by AXA Equitable in Separate Account FP..........        5,873          5,035             55            19,263
                                                            -----------     ----------     ----------      ------------
Total net assets..........................................  $22,279,171     $2,969,726     $2,697,088      $259,442,218
                                                            ===========     ==========     ==========      ============
Investments in shares of The Trusts, at cost..............  $36,999,798     $5,719,208     $5,460,199      $373,689,778
The Trusts shares held
 Class A..................................................           --             --             --        14,703,411
 Class B..................................................    1,229,535        447,248        543,768           547,838

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager   Multimanager   Multimanager
                                                              Core Bond     Health Care    High Yield
                                                           -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $83,012,822    $23,588,193    $133,687,790
Receivable for The Trusts shares sold.....................      409,105        244,778         329,802
Receivable for policy-related transactions................           --             --              --
                                                            -----------    -----------    ------------
  Total assets............................................   83,421,927     23,832,971     134,017,592
                                                            -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased...................           --             --              --
Payable for policy-related transactions...................      421,465        244,761         360,527
                                                            -----------    -----------    ------------
  Total liabilities.......................................      421,465        244,761         360,527
                                                            -----------    -----------    ------------
Net Assets................................................  $83,000,462    $23,588,210    $133,657,065
                                                            ===========    ===========    ============
Net Assets:
Accumulation Units........................................   82,990,051     23,562,322     132,941,786
Accumulation nonunitized..................................           --             --         676,535
Retained by AXA Equitable in Separate Account FP..........       10,411         25,888          38,744
                                                            -----------    -----------    ------------
Total net assets..........................................  $83,000,462    $23,588,210    $133,657,065
                                                            ===========    ===========    ============
Investments in shares of The Trusts, at cost..............  $85,975,024    $31,567,972    $199,701,207
The Trusts shares held
 Class A..................................................    2,109,921        778,294      32,857,292
 Class B..................................................    6,298,451      2,182,826       4,649,101


                                                                                   Multimanager  Multimanager
                                                                Multimanager        Large Cap      Large Cap
                                                            International Equity   Core Equity      Growth
                                                           ---------------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........       $43,980,666       $5,664,664    $11,822,740
Receivable for The Trusts shares sold.....................                --               --             --
Receivable for policy-related transactions................            13,069           20,759          8,907
                                                                 -----------       ----------    -----------
  Total assets............................................        43,993,735        5,685,423     11,831,647
                                                                 -----------       ----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................            18,175           21,496          8,907
Payable for policy-related transactions...................                --               --             --
                                                                 -----------       ----------    -----------
  Total liabilities.......................................            18,175           21,496          8,907
                                                                 -----------       ----------    -----------
Net Assets................................................       $43,975,560       $5,663,927    $11,822,740
                                                                 ===========       ==========    ===========
Net Assets:
Accumulation Units........................................        43,957,815        5,656,531     11,808,434
Accumulation nonunitized..................................                --               --             --
Retained by AXA Equitable in Separate Account FP..........            17,745            7,396         14,306
                                                                 -----------       ----------    -----------
Total net assets..........................................       $43,975,560       $5,663,927    $11,822,740
                                                                 ===========       ==========    ===========
Investments in shares of The Trusts, at cost..............       $74,699,340       $8,893,597    $20,570,414
The Trusts shares held
 Class A..................................................         1,331,350          375,551      1,010,289
 Class B..................................................         3,977,011          435,456      1,209,396

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                            Multimanager  Multimanager
                                                             Large Cap       Mid Cap
                                                               Value         Growth
                                                           ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $30,423,725   $19,574,460
Receivable for The Trusts shares sold.....................           --            --
Receivable for policy-related transactions................       55,152            --
                                                            -----------   -----------
  Total assets............................................   30,478,877    19,574,460
                                                            -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................       55,151         3,650
Payable for policy-related transactions...................           --           934
                                                            -----------   -----------
  Total liabilities.......................................       55,151         4,584
                                                            -----------   -----------
Net Assets................................................  $30,423,726   $19,569,876
                                                            ===========   ===========
Net Assets:
Accumulation Units........................................   30,399,130    19,552,008
Accumulation nonunitized..................................           --            --
Retained by AXA Equitable in Separate Account FP..........       24,596        17,868
                                                            -----------   -----------
Total net assets..........................................  $30,423,726   $19,569,876
                                                            ===========   ===========
Investments in shares of The Trusts, at cost..............  $48,911,212   $34,103,920
The Trusts shares held
 Class A..................................................    1,135,300     1,271,175
 Class B..................................................    3,080,958     2,616,743



                                                            Multimanager   Multimanager   Multimanager
                                                               Mid Cap       Small Cap      Small Cap    Multimanager
                                                                Value         Growth          Value       Technology
                                                           -------------- -------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $37,581,536     $3,505,746    $24,194,459    $47,558,013
Receivable for The Trusts shares sold.....................      102,556        107,579         15,883             --
Receivable for policy-related transactions................           --             --             --         71,997
                                                            -----------     ----------    -----------    -----------
  Total assets............................................   37,684,092      3,613,325     24,210,342     47,630,010
                                                            -----------     ----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................           --             --             --         73,344
Payable for policy-related transactions...................      101,024         85,723         16,441             --
                                                            -----------     ----------    -----------    -----------
  Total liabilities.......................................      101,024         85,723         16,441         73,344
                                                            -----------     ----------    -----------    -----------
Net Assets................................................  $37,583,068     $3,527,602    $24,193,901    $47,556,666
                                                            ===========     ==========    ===========    ===========
Net Assets:
Accumulation Units........................................   37,525,522      3,505,739     24,165,562     47,516,790
Accumulation nonunitized..................................           --             --             --             --
Retained by AXA Equitable in Separate Account FP..........       57,546         21,863         28,339         39,876
                                                            -----------     ----------    -----------    -----------
Total net assets..........................................  $37,583,068     $3,527,602    $24,193,901    $47,556,666
                                                            ===========     ==========    ===========    ===========
Investments in shares of The Trusts, at cost..............  $62,711,210     $5,749,368    $45,608,042    $70,679,841
The Trusts shares held
 Class A..................................................    1,216,487             --      1,286,614        999,416
 Class B..................................................    5,396,522        682,027      2,205,357      5,906,995

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                Target 2015
                                                            Natural Resources   Allocation
                                                           ------------------- ------------
Assets:
Investments in shares of The Trusts, at fair value........     $11,418,205       $877,843
Receivable for The Trusts shares sold.....................              --          1,070
Receivable for policy-related transactions................         193,514             --
                                                               -----------       --------
  Total assets............................................      11,611,719        878,913
                                                               -----------       --------
Liabilities:
Payable for The Trusts shares purchased...................         193,514             --
Payable for policy-related transactions...................              --          1,070
                                                               -----------       --------
  Total liabilities.......................................         193,514          1,070
                                                               -----------       --------
Net Assets................................................     $11,418,205       $877,843
                                                               ===========       ========
Net Assets:
Accumulation Units........................................      11,418,205        877,843
Accumulation nonunitized..................................              --             --
Retained by AXA Equitable in Separate Account FP..........              --             --
                                                               -----------       --------
Total net assets..........................................     $11,418,205       $877,843
                                                               ===========       ========
Investments in shares of The Trusts, at cost..............     $21,044,408       $933,788
The Trusts shares held
 Class A..................................................              --             --
 Class B..................................................         485,055        122,404


                                                            Target 2025   Target 2035   Target 2045   Vanguard VIF
                                                             Allocation    Allocation    Allocation   Equity Index
                                                           ------------- ------------- ------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $658,153      $ 96,590      $ 8,099      $4,110,696
Receivable for The Trusts shares sold.....................         800            --           --          48,923
Receivable for policy-related transactions................          --            --        8,099              --
                                                              --------      --------      -------      ----------
  Total assets............................................     658,953        96,590       16,198       4,159,619
                                                              --------      --------      -------      ----------
Liabilities:
Payable for The Trusts shares purchased...................          --            --        8,099              --
Payable for policy-related transactions...................         800            --           --          48,923
                                                              --------      --------      -------      ----------
  Total liabilities.......................................         800            --        8,099          48,923
                                                              --------      --------      -------      ----------
Net Assets................................................    $658,153      $ 96,590      $ 8,099      $4,110,696
                                                              ========      ========      =======      ==========
Net Assets:
Accumulation Units........................................     658,153        96,590        8,099       4,106,652
Accumulation nonunitized..................................          --            --           --              --
Retained by AXA Equitable in Separate Account FP..........          --            --           --           4,044
                                                              --------      --------      -------      ----------
Total net assets..........................................    $658,153      $ 96,590      $ 8,099      $4,110,696
                                                              ========      ========      =======      ==========
Investments in shares of The Trusts, at cost..............    $657,673      $113,107      $ 8,099      $6,234,529
The Trusts shares held
 Class A..................................................          --            --           --         233,430
 Class B..................................................      96,618        14,645        1,306              --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -----------------   -------------------------
AXA Aggressive Allocation.................     Class A 0.00%          $ 102.02                    211
AXA Aggressive Allocation.................     Class A 0.00%          $  61.59                     15
AXA Aggressive Allocation.................     Class A 0.00%          $  10.27                     --
AXA Aggressive Allocation.................     Class A 0.60%          $  98.84                    311
AXA Aggressive Allocation.................     Class A 0.80%          $  97.80                      2
AXA Aggressive Allocation.................     Class A 0.90%          $  97.29                     18
AXA Aggressive Allocation.................     Class B 0.00%          $ 100.70                    160
AXA Aggressive Allocation.................     Class B 0.60%          $  97.56                     82
AXA Aggressive Allocation.................     Class B 0.90%          $  96.03                     --
AXA Conservative Allocation...............     Class A 0.00%          $ 112.96                     49
AXA Conservative Allocation...............     Class A 0.00%          $  92.34                      1
AXA Conservative Allocation...............     Class A 0.00%          $  10.29                     --
AXA Conservative Allocation...............     Class A 0.60%          $ 109.45                     65
AXA Conservative Allocation...............     Class A 0.80%          $ 108.30                     --
AXA Conservative Allocation...............     Class A 0.90%          $ 107.73                      7
AXA Conservative Allocation...............     Class B 0.00%          $ 111.49                      8
AXA Conservative Allocation...............     Class B 0.60%          $ 108.02                     25
AXA Conservative Allocation...............     Class B 0.90%          $ 106.32                     --
AXA Conservative-Plus Allocation..........     Class A 0.00%          $ 108.88                     50
AXA Conservative-Plus Allocation..........     Class A 0.00%          $  82.70                      1
AXA Conservative-Plus Allocation..........     Class A 0.00%          $  10.29                     --
AXA Conservative-Plus Allocation..........     Class A 0.60%          $ 105.49                     68
AXA Conservative-Plus Allocation..........     Class A 0.80%          $ 104.38                      1
AXA Conservative-Plus Allocation..........     Class A 0.90%          $ 103.83                      6
AXA Conservative-Plus Allocation..........     Class B 0.00%          $ 107.46                     29
AXA Conservative-Plus Allocation..........     Class B 0.60%          $ 104.12                     25
AXA Conservative-Plus Allocation..........     Class B 0.90%          $ 102.48                     --
AXA Moderate Allocation...................     Class A 0.00%          $ 222.23                    448
AXA Moderate Allocation...................     Class A 0.00%          $  77.63                     13
AXA Moderate Allocation...................     Class A 0.00%          $  10.32                     --
AXA Moderate Allocation...................     Class A 0.60%          $ 499.45                  1,570
AXA Moderate Allocation...................     Class A 0.80%          $ 163.22                     22
AXA Moderate Allocation...................     Class A 0.90%          $ 207.64                    358
AXA Moderate Allocation...................     Class B 0.00%          $ 110.24                    136
AXA Moderate Allocation...................     Class B 0.60%          $ 106.25                    636
AXA Moderate Allocation...................     Class B 0.90%          $ 112.73                     --
AXA Moderate-Plus Allocation..............     Class A 0.00%          $ 108.67                    625
AXA Moderate-Plus Allocation..............     Class A 0.00%          $  69.75                     32
AXA Moderate-Plus Allocation..............     Class A 0.00%          $  10.30                     --
AXA Moderate-Plus Allocation..............     Class A 0.60%          $ 105.29                    775
AXA Moderate-Plus Allocation..............     Class A 0.80%          $ 104.19                      5
AXA Moderate-Plus Allocation..............     Class A 0.90%          $ 103.64                    115
AXA Moderate-Plus Allocation..............     Class B 0.00%          $ 107.26                    401
AXA Moderate-Plus Allocation..............     Class B 0.60%          $ 103.92                    326
AXA Moderate-Plus Allocation..............     Class B 0.90%          $ 102.29                     --
EQ/AllianceBernstein Common Stock.........     Class A 0.00%          $ 207.02                    653
EQ/AllianceBernstein Common Stock.........     Class A 0.00%          $  10.04                     --
EQ/AllianceBernstein Common Stock.........     Class A 0.60%          $ 548.15                  1,557
EQ/AllianceBernstein Common Stock.........     Class A 0.80%          $ 133.50                     60
EQ/AllianceBernstein Common Stock.........     Class A 0.90%          $ 228.54                    300
EQ/AllianceBernstein Common Stock.........     Class B 0.00%          $ 207.02                      1
EQ/AllianceBernstein Common Stock.........     Class B 0.00%          $  65.14                     59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 Contract charges   Unit Fair Value   Units Outstanding (000s)
                                                                ------------------ ----------------- -------------------------
EQ/AllianceBernstein Common Stock..............................   Class B 0.60%        $  74.08                1,485
EQ/AllianceBernstein Common Stock..............................   Class B 0.90%        $  71.78                   --
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.00%        $ 213.74                  235
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.00%        $  10.25                   --
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.60%        $ 240.40                  241
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.80%        $ 172.48                    3
EQ/AllianceBernstein Intermediate Government Securities........   Class A 0.90%        $ 196.64                   35
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.00%        $ 154.63                    7
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.60%        $ 145.89                  187
EQ/AllianceBernstein Intermediate Government Securities........   Class B 0.90%        $ 144.81                   --
EQ/AllianceBernstein International.............................   Class A 0.00%        $ 122.66                  506
EQ/AllianceBernstein International.............................   Class A 0.00%        $  10.59                   --
EQ/AllianceBernstein International.............................   Class A 0.60%        $ 112.92                2,240
EQ/AllianceBernstein International.............................   Class A 0.80%        $  93.07                   16
EQ/AllianceBernstein International.............................   Class A 0.90%        $ 108.32                  220
EQ/AllianceBernstein International.............................   Class B 0.00%        $  84.37                   46
EQ/AllianceBernstein International.............................   Class B 0.60%        $  84.49                  523
EQ/AllianceBernstein International.............................   Class B 0.90%        $  80.34                   --
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.00%        $ 137.63                  207
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.00%        $  10.47                   --
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.60%        $ 128.29                  447
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.80%        $ 125.31                    6
EQ/AllianceBernstein Small Cap Growth..........................   Class A 0.90%        $ 123.85                   59
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.00%        $ 113.82                   13
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.60%        $  95.79                  358
EQ/AllianceBernstein Small Cap Growth..........................   Class B 0.90%        $  92.81                   --
EQ/Ariel Appreciation II.......................................   Class A 0.00%        $  57.28                   16
EQ/Ariel Appreciation II.......................................   Class A 0.60%        $  56.69                    4
EQ/Ariel Appreciation II.......................................   Class A 0.80%        $  56.50                   --
EQ/Ariel Appreciation II.......................................   Class A 0.90%        $  56.40                   --
EQ/Ariel Appreciation II.......................................   Class B 0.00%        $  70.25                    2
EQ/Ariel Appreciation II.......................................   Class B 0.60%        $  56.45                    2
EQ/Ariel Appreciation II.......................................   Class B 0.90%        $  56.16                   --
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.00%        $ 106.12                   30
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.60%        $ 102.55                   84
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.80%        $ 101.38                   --
EQ/AXA Rosenberg VIT Value Long/Short Equity...................   Class B 0.90%        $ 100.80                    5
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $ 133.48                  103
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $  95.59                   10
EQ/BlackRock Basic Value Equity................................   Class A 0.00%        $  10.23                   --
EQ/BlackRock Basic Value Equity................................   Class A 0.60%        $ 129.34                    5
EQ/BlackRock Basic Value Equity................................   Class B 0.00%        $ 177.01                  114
EQ/BlackRock Basic Value Equity................................   Class B 0.60%        $ 165.01                  462
EQ/BlackRock Basic Value Equity................................   Class B 0.60%        $ 107.91                   47
EQ/BlackRock Basic Value Equity................................   Class B 0.80%        $ 161.18                    4
EQ/BlackRock Basic Value Equity................................   Class B 0.90%        $ 159.29                   41
EQ/BlackRock International Value...............................   Class A 0.00%        $ 146.17                  104
EQ/BlackRock International Value...............................   Class A 0.00%        $ 114.79                    6
EQ/BlackRock International Value...............................   Class A 0.00%        $  10.71                   --
EQ/BlackRock International Value...............................   Class A 0.60%        $ 108.89                    6
EQ/BlackRock International Value...............................   Class B 0.00%        $ 107.71                  204

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -----------------   -------------------------
EQ/BlackRock International Value.........     Class B 0.60%          $ 112.09                    570
EQ/BlackRock International Value.........     Class B 0.60%          $ 109.78                      9
EQ/BlackRock International Value.........     Class B 0.80%          $  99.90                      3
EQ/BlackRock International Value.........     Class B 0.90%          $ 108.61                     55
EQ/Boston Advisors Equity Income.........     Class A 0.00%          $  66.79                      2
EQ/Boston Advisors Equity Income.........     Class A 0.60%          $  66.11                     43
EQ/Boston Advisors Equity Income.........     Class A 0.80%          $  65.89                     --
EQ/Boston Advisors Equity Income.........     Class A 0.90%          $  65.77                      3
EQ/Boston Advisors Equity Income.........     Class B 0.00%          $  92.72                     41
EQ/Boston Advisors Equity Income.........     Class B 0.60%          $  65.83                     17
EQ/Boston Advisors Equity Income.........     Class B 0.90%          $  65.49                     --
EQ/Calvert Socially Responsible..........     Class A 0.00%          $  97.22                     --
EQ/Calvert Socially Responsible..........     Class B 0.00%          $  61.36                      2
EQ/Calvert Socially Responsible..........     Class B 0.60%          $  57.99                      5
EQ/Calvert Socially Responsible..........     Class B 0.80%          $  56.91                     --
EQ/Calvert Socially Responsible..........     Class B 0.90%          $  56.37                     --
EQ/Capital Guardian Growth...............     Class A 0.00%          $  96.60                      3
EQ/Capital Guardian Growth...............     Class B 0.00%          $  52.31                      8
EQ/Capital Guardian Growth...............     Class B 0.60%          $  56.89                     45
EQ/Capital Guardian Growth...............     Class B 0.60%          $  49.94                      5
EQ/Capital Guardian Growth...............     Class B 0.80%          $  48.52                     --
EQ/Capital Guardian Growth...............     Class B 0.90%          $  55.12                      7
EQ/Capital Guardian Research.............     Class A 0.00%          $ 117.30                     51
EQ/Capital Guardian Research.............     Class A 0.00%          $  86.35                      6
EQ/Capital Guardian Research.............     Class A 0.00%          $   9.97                     --
EQ/Capital Guardian Research.............     Class A 0.60%          $  77.62                      7
EQ/Capital Guardian Research.............     Class B 0.00%          $  89.78                    130
EQ/Capital Guardian Research.............     Class B 0.60%          $  84.88                    647
EQ/Capital Guardian Research.............     Class B 0.80%          $  83.29                      6
EQ/Capital Guardian Research.............     Class B 0.90%          $  82.51                     56
EQ/Caywood-Scholl High Yield Bond........     Class B 0.00%          $  94.21                     10
EQ/Caywood-Scholl High Yield Bond........     Class B 0.00%          $  80.42                      6
EQ/Caywood-Scholl High Yield Bond........     Class B 0.60%          $  79.60                     25
EQ/Caywood-Scholl High Yield Bond........     Class B 0.80%          $  79.33                     --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.90%          $  79.20                      2
EQ/Equity 500 Index......................     Class A 0.00%          $ 239.18                    496
EQ/Equity 500 Index......................     Class A 0.00%          $   9.95                     --
EQ/Equity 500 Index......................     Class A 0.60%          $ 221.05                  1,003
EQ/Equity 500 Index......................     Class A 0.80%          $ 151.11                     17
EQ/Equity 500 Index......................     Class A 0.90%          $ 211.35                    167
EQ/Equity 500 Index......................     Class B 0.00%          $  72.94                     54
EQ/Equity 500 Index......................     Class B 0.60%          $  71.13                    959
EQ/Equity 500 Index......................     Class B 0.90%          $  79.31                     --
EQ/Evergreen International Bond..........     Class A 0.00%          $ 122.61                    106
EQ/Evergreen International Bond..........     Class A 0.00%          $  10.72                     --
EQ/Evergreen International Bond..........     Class A 0.60%          $ 113.66                     83
EQ/Evergreen International Bond..........     Class A 0.80%          $ 113.27                     --
EQ/Evergreen International Bond..........     Class A 0.90%          $ 113.08                      7
EQ/Evergreen International Bond..........     Class B 0.00%          $ 117.74                     17
EQ/Evergreen International Bond..........     Class B 0.60%          $ 113.17                     39
EQ/Evergreen International Bond..........     Class B 0.90%          $ 112.59                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Fair Value     Units Outstanding (000s)
                                            ------------------   -----------------   -------------------------
EQ/Evergreen Omega.......................     Class A 0.00%          $ 135.74                     3
EQ/Evergreen Omega.......................     Class A 0.00%          $  96.28                     1
EQ/Evergreen Omega.......................     Class A 0.00%          $  10.23                    --
EQ/Evergreen Omega.......................     Class B 0.00%          $  78.25                    33
EQ/Evergreen Omega.......................     Class B 0.60%          $  71.68                    91
EQ/Evergreen Omega.......................     Class B 0.80%          $  72.59                    --
EQ/Evergreen Omega.......................     Class B 0.90%          $  71.91                     5
EQ/Evergreen Omega.......................     Class B 0.90%          $  69.63                    --
EQ/GAMCO Mergers and Acquisitions........     Class B 0.00%          $ 105.99                     7
EQ/GAMCO Mergers and Acquisitions........     Class B 0.00%          $  84.98                     9
EQ/GAMCO Mergers and Acquisitions........     Class B 0.60%          $  84.12                    25
EQ/GAMCO Mergers and Acquisitions........     Class B 0.80%          $  83.83                    --
EQ/GAMCO Mergers and Acquisitions........     Class B 0.90%          $  83.69                     4
EQ/GAMCO Small Company Value.............     Class B 0.00%          $ 106.70                   108
EQ/GAMCO Small Company Value.............     Class B 0.00%          $  69.69                     9
EQ/GAMCO Small Company Value.............     Class B 0.60%          $  68.98                   182
EQ/GAMCO Small Company Value.............     Class B 0.80%          $  68.75                     1
EQ/GAMCO Small Company Value.............     Class B 0.90%          $  68.63                    19
EQ/International Core PLUS...............     Class A 0.00%          $ 145.03                     7
EQ/International Core PLUS...............     Class A 0.60%          $ 109.33                     3
EQ/International Core PLUS...............     Class B 0.00%          $  94.65                    17
EQ/International Core PLUS...............     Class B 0.60%          $  89.19                   126
EQ/International Core PLUS...............     Class B 0.80%          $  87.79                    --
EQ/International Core PLUS...............     Class B 0.90%          $  86.71                     7
EQ/International Growth..................     Class B 0.00%          $ 101.17                    11
EQ/International Growth..................     Class B 0.00%          $  63.40                    35
EQ/International Growth..................     Class B 0.60%          $  62.75                    92
EQ/International Growth..................     Class B 0.80%          $  62.54                    --
EQ/International Growth..................     Class B 0.90%          $  62.43                    18
EQ/JPMorgan Core Bond....................     Class A 0.00%          $ 111.49                   159
EQ/JPMorgan Core Bond....................     Class A 0.60%          $ 114.58                    18
EQ/JPMorgan Core Bond....................     Class B 0.00%          $ 116.70                    28
EQ/JPMorgan Core Bond....................     Class B 0.60%          $ 137.18                   163
EQ/JPMorgan Core Bond....................     Class B 0.60%          $ 134.84                    17
EQ/JPMorgan Core Bond....................     Class B 0.80%          $ 110.25                     1
EQ/JPMorgan Core Bond....................     Class B 0.90%          $ 109.47                    22
EQ/JPMorgan Core Bond....................     Class B 0.90%          $ 132.92                    --
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $ 115.83                     3
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $  88.92                     2
EQ/JPMorgan Value Opportunities..........     Class A 0.00%          $  10.18                    --
EQ/JPMorgan Value Opportunities..........     Class B 0.00%          $ 109.02                    47
EQ/JPMorgan Value Opportunities..........     Class B 0.60%          $ 101.63                   128
EQ/JPMorgan Value Opportunities..........     Class B 0.60%          $  71.32                    15
EQ/JPMorgan Value Opportunities..........     Class B 0.80%          $  99.27                     2
EQ/JPMorgan Value Opportunities..........     Class B 0.90%          $  98.11                    17
EQ/Large Cap Core PLUS...................     Class A 0.00%          $  93.29                    --
EQ/Large Cap Core PLUS...................     Class A 0.00%          $ 112.49                     2
EQ/Large Cap Core PLUS...................     Class A 0.00%          $  10.02                    --
EQ/Large Cap Core PLUS...................     Class A 0.60%          $  82.28                    --
EQ/Large Cap Core PLUS...................     Class B 0.00%          $  73.01                    12
EQ/Large Cap Core PLUS...................     Class B 0.60%          $  68.92                    70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Fair Value     Units Outstanding (000s)
                                           ------------------   -----------------   -------------------------
EQ/Large Cap Core PLUS..................     Class B 0.80%          $  67.61                     --
EQ/Large Cap Core PLUS..................     Class B 0.90%          $  66.96                     20
EQ/Large Cap Growth Index...............     Class A 0.00%          $ 112.82                     45
EQ/Large Cap Growth Index...............     Class A 0.00%          $  93.85                      4
EQ/Large Cap Growth Index...............     Class A 0.00%          $  10.51                     --
EQ/Large Cap Growth Index...............     Class A 0.60%          $  78.82                      1
EQ/Large Cap Growth Index...............     Class B 0.00%          $  56.63                    165
EQ/Large Cap Growth Index...............     Class B 0.60%          $  53.46                  1,086
EQ/Large Cap Growth Index...............     Class B 0.80%          $  52.43                      9
EQ/Large Cap Growth Index...............     Class B 0.90%          $  51.93                     45
EQ/Large Cap Growth PLUS................     Class A 0.00%          $ 129.25                     34
EQ/Large Cap Growth PLUS................     Class A 0.00%          $  98.20                      6
EQ/Large Cap Growth PLUS................     Class A 0.00%          $  10.03                     --
EQ/Large Cap Growth PLUS................     Class A 0.60%          $  83.78                      3
EQ/Large Cap Growth PLUS................     Class B 0.00%          $ 122.89                    109
EQ/Large Cap Growth PLUS................     Class B 0.60%          $ 114.56                    682
EQ/Large Cap Growth PLUS................     Class B 0.60%          $  65.82                     63
EQ/Large Cap Growth PLUS................     Class B 0.80%          $ 111.89                      8
EQ/Large Cap Growth PLUS................     Class B 0.90%          $ 110.58                     45
EQ/Large Cap Value Index................     Class A 0.00%          $  40.02                      5
EQ/Large Cap Value Index................     Class A 0.60%          $  39.62                     23
EQ/Large Cap Value Index................     Class A 0.80%          $  39.48                     --
EQ/Large Cap Value Index................     Class A 0.90%          $  39.41                      1
EQ/Large Cap Value Index................     Class B 0.00%          $  46.45                      7
EQ/Large Cap Value Index................     Class B 0.60%          $  39.45                      4
EQ/Large Cap Value Index................     Class B 0.90%          $  39.25                     --
EQ/Large Cap Value PLUS.................     Class A 0.00%          $ 113.43                    323
EQ/Large Cap Value PLUS.................     Class A 0.00%          $  84.04                     30
EQ/Large Cap Value PLUS.................     Class A 0.00%          $  85.67                    551
EQ/Large Cap Value PLUS.................     Class A 0.00%          $   9.95                     --
EQ/Large Cap Value PLUS.................     Class A 0.60%          $  82.15                     21
EQ/Large Cap Value PLUS.................     Class A 0.60%          $  93.78                  1,796
EQ/Large Cap Value PLUS.................     Class A 0.80%          $  79.46                     32
EQ/Large Cap Value PLUS.................     Class A 0.90%          $  90.87                    263
EQ/Large Cap Value PLUS.................     Class B 0.00%          $  85.09                     48
EQ/Large Cap Value PLUS.................     Class B 0.60%          $  93.15                  1,021
EQ/Large Cap Value PLUS.................     Class B 0.60%          $  80.00                     12
EQ/Large Cap Value PLUS.................     Class B 0.90%          $  90.26                     --
EQ/Long Term Bond.......................     Class A 0.00%          $ 111.98                      6
EQ/Long Term Bond.......................     Class A 0.60%          $ 110.84                     10
EQ/Long Term Bond.......................     Class A 0.80%          $ 110.46                     --
EQ/Long Term Bond.......................     Class A 0.90%          $ 110.27                      1
EQ/Long Term Bond.......................     Class B 0.00%          $ 115.85                      5
EQ/Long Term Bond.......................     Class B 0.60%          $ 110.37                      6
EQ/Long Term Bond.......................     Class B 0.90%          $ 109.80                     --
EQ/Lord Abbett Growth and Income........     Class A 0.00%          $  63.33                      1
EQ/Lord Abbett Growth and Income........     Class A 0.60%          $  62.68                      8
EQ/Lord Abbett Growth and Income........     Class A 0.80%          $  62.47                     --
EQ/Lord Abbett Growth and Income........     Class A 0.90%          $  62.36                      1
EQ/Lord Abbett Growth and Income........     Class B 0.00%          $  82.28                      4
EQ/Lord Abbett Growth and Income........     Class B 0.60%          $  62.41                      1
EQ/Lord Abbett Growth and Income........     Class B 0.90%          $  62.09                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
EQ/Lord Abbett Large Cap Core........     Class A 0.00%          $  72.08                      9
EQ/Lord Abbett Large Cap Core........     Class A 0.60%          $  71.34                     29
EQ/Lord Abbett Large Cap Core........     Class A 0.80%          $  71.10                     --
EQ/Lord Abbett Large Cap Core........     Class A 0.90%          $  70.98                      2
EQ/Lord Abbett Large Cap Core........     Class B 0.00%          $  91.75                      5
EQ/Lord Abbett Large Cap Core........     Class B 0.60%          $  71.03                      9
EQ/Lord Abbett Large Cap Core........     Class B 0.90%          $  70.66                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.00%          $  56.55                    114
EQ/Lord Abbett Mid Cap Value.........     Class A 0.00%          $  10.46                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.60%          $  55.98                    111
EQ/Lord Abbett Mid Cap Value.........     Class A 0.80%          $  55.78                     --
EQ/Lord Abbett Mid Cap Value.........     Class A 0.90%          $  55.69                     10
EQ/Lord Abbett Mid Cap Value.........     Class B 0.00%          $  77.64                      8
EQ/Marsico Focus.....................     Class A 0.00%          $ 117.39                    203
EQ/Marsico Focus.....................     Class A 0.00%          $  94.45                     11
EQ/Marsico Focus.....................     Class A 0.00%          $   9.77                     --
EQ/Marsico Focus.....................     Class A 0.60%          $ 113.75                     18
EQ/Marsico Focus.....................     Class B 0.00%          $ 112.22                    166
EQ/Marsico Focus.....................     Class B 0.60%          $ 107.44                    590
EQ/Marsico Focus.....................     Class B 0.80%          $ 105.88                      2
EQ/Marsico Focus.....................     Class B 0.90%          $ 105.11                     45
EQ/Mid Cap Index.....................     Class A 0.00%          $ 119.31                    106
EQ/Mid Cap Index.....................     Class A 0.00%          $  80.63                      3
EQ/Mid Cap Index.....................     Class A 0.00%          $  10.43                     --
EQ/Mid Cap Index.....................     Class A 0.60%          $  85.85                      7
EQ/Mid Cap Index.....................     Class B 0.00%          $  76.78                    102
EQ/Mid Cap Index.....................     Class B 0.60%          $  73.03                    567
EQ/Mid Cap Index.....................     Class B 0.80%          $  71.81                      3
EQ/Mid Cap Index.....................     Class B 0.90%          $  71.21                     33
EQ/Mid Cap Value PLUS................     Class A 0.00%          $ 128.00                    111
EQ/Mid Cap Value PLUS................     Class A 0.00%          $  92.17                     10
EQ/Mid Cap Value PLUS................     Class A 0.00%          $  10.38                     --
EQ/Mid Cap Value PLUS................     Class A 0.60%          $  92.94                      8
EQ/Mid Cap Value PLUS................     Class B 0.00%          $ 119.04                    127
EQ/Mid Cap Value PLUS................     Class B 0.60%          $ 110.96                    781
EQ/Mid Cap Value PLUS................     Class B 0.60%          $ 107.79                     45
EQ/Mid Cap Value PLUS................     Class B 0.80%          $ 108.38                      6
EQ/Mid Cap Value PLUS................     Class B 0.90%          $ 107.12                     64
EQ/Mid Cap Value PLUS................     Class B 0.90%          $  84.45                     --
EQ/Money Market......................     Class A 0.00%          $ 171.41                  1,191
EQ/Money Market......................     Class A 0.00%          $  10.00                     --
EQ/Money Market......................     Class A 0.60%          $ 252.39                    738
EQ/Money Market......................     Class A 0.80%          $ 143.99                      4
EQ/Money Market......................     Class A 0.90%          $ 160.16                     77
EQ/Money Market......................     Class B 0.00%          $ 131.49                    101
EQ/Money Market......................     Class B 0.60%          $ 129.77                    424
EQ/Money Market......................     Class B 0.90%          $ 125.74                     --
EQ/Montag & Caldwell Growth..........     Class A 0.00%          $  78.71                      7
EQ/Montag & Caldwell Growth..........     Class A 0.60%          $  77.91                     64
EQ/Montag & Caldwell Growth..........     Class A 0.80%          $  77.65                     --
EQ/Montag & Caldwell Growth..........     Class A 0.90%          $  77.51                      5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
EQ/Montag & Caldwell Growth..........     Class B 0.00%          $  96.84                    22
EQ/Montag & Caldwell Growth..........     Class B 0.60%          $  77.59                    27
EQ/Montag & Caldwell Growth..........     Class B 0.90%          $  77.20                    --
EQ/PIMCO Real Return.................     Class B 0.00%          $ 107.64                    32
EQ/PIMCO Real Return.................     Class B 0.00%          $ 104.47                    55
EQ/PIMCO Real Return.................     Class B 0.60%          $ 103.41                   194
EQ/PIMCO Real Return.................     Class B 0.80%          $ 103.06                     1
EQ/PIMCO Real Return.................     Class B 0.90%          $ 102.88                    11
EQ/Quality Bond PLUS.................     Class A 0.00%          $ 210.91                   176
EQ/Quality Bond PLUS.................     Class A 0.00%          $  10.21                    --
EQ/Quality Bond PLUS.................     Class A 0.60%          $ 181.51                   274
EQ/Quality Bond PLUS.................     Class A 0.80%          $ 167.39                     3
EQ/Quality Bond PLUS.................     Class A 0.90%          $ 173.33                    33
EQ/Quality Bond PLUS.................     Class B 0.00%          $ 143.26                     5
EQ/Quality Bond PLUS.................     Class B 0.60%          $ 134.95                   189
EQ/Quality Bond PLUS.................     Class B 0.90%          $ 133.03                    --
EQ/Short Duration Bond...............     Class A 0.00%          $ 102.15                     6
EQ/Short Duration Bond...............     Class A 0.60%          $ 101.11                    11
EQ/Short Duration Bond...............     Class A 0.80%          $ 100.77                    --
EQ/Short Duration Bond...............     Class A 0.90%          $ 100.59                     4
EQ/Short Duration Bond...............     Class B 0.00%          $ 108.04                     4
EQ/Short Duration Bond...............     Class B 0.60%          $ 100.68                     3
EQ/Short Duration Bond...............     Class B 0.90%          $ 100.16                    --
EQ/Small Company Index...............     Class A 0.00%          $ 154.05                    66
EQ/Small Company Index...............     Class A 0.00%          $  61.67                     3
EQ/Small Company Index...............     Class A 0.00%          $  10.39                    --
EQ/Small Company Index...............     Class A 0.60%          $ 102.07                    15
EQ/Small Company Index...............     Class A 0.60%          $ 131.67                   111
EQ/Small Company Index...............     Class A 0.80%          $ 129.43                    --
EQ/Small Company Index...............     Class A 0.90%          $ 128.69                    12
EQ/Small Company Index...............     Class B 0.00%          $ 112.68                    22
EQ/Small Company Index...............     Class B 0.60%          $ 116.95                    46
EQ/Small Company Index...............     Class B 0.60%          $ 115.45                     3
EQ/Small Company Index...............     Class B 0.90%          $ 113.32                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  54.91                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  55.00                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  55.72                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  58.41                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  58.29                    10
EQ/T. Rowe Price Growth Stock........     Class A 0.00%          $  10.12                    --
EQ/T. Rowe Price Growth Stock........     Class A 0.60%          $  57.76                     2
EQ/T. Rowe Price Growth Stock........     Class B 0.00%          $  69.00                    20
EQ/T. Rowe Price Growth Stock........     Class B 0.00%          $  58.05                    49
EQ/T. Rowe Price Growth Stock........     Class B 0.60%          $  57.52                   236
EQ/T. Rowe Price Growth Stock........     Class B 0.80%          $  57.35                     1
EQ/T. Rowe Price Growth Stock........     Class B 0.90%          $  57.26                     7
EQ/UBS Growth and Income.............     Class B 0.00%          $  82.71                    17
EQ/UBS Growth and Income.............     Class B 0.00%          $  57.54                    --
EQ/UBS Growth and Income.............     Class B 0.60%          $  56.95                    32
EQ/UBS Growth and Income.............     Class B 0.80%          $  56.75                    --
EQ/UBS Growth and Income.............     Class B 0.90%          $  56.66                     2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Fair Value     Units Outstanding (000s)
                                                ------------------   -----------------   -------------------------
EQ/Van Kampen Comstock.......................     Class A 0.00%          $  58.43                     7
EQ/Van Kampen Comstock.......................     Class A 0.60%          $  57.84                    10
EQ/Van Kampen Comstock.......................     Class A 0.80%          $  57.64                    --
EQ/Van Kampen Comstock.......................     Class A 0.90%          $  57.54                     2
EQ/Van Kampen Comstock.......................     Class B 0.00%          $  74.98                     6
EQ/Van Kampen Comstock.......................     Class B 0.60%          $  57.59                     3
EQ/Van Kampen Comstock.......................     Class B 0.90%          $  57.29                    --
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $ 240.26                    78
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $ 149.22                    16
EQ/Van Kampen Emerging Markets Equity........     Class A 0.00%          $  10.55                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.00%          $ 129.67                   256
EQ/Van Kampen Emerging Markets Equity........     Class B 0.60%          $ 121.09                   749
EQ/Van Kampen Emerging Markets Equity........     Class B 0.60%          $ 164.18                    27
EQ/Van Kampen Emerging Markets Equity........     Class B 0.80%          $ 118.35                     4
EQ/Van Kampen Emerging Markets Equity........     Class B 0.90%          $ 117.00                    58
EQ/Van Kampen Mid Cap Growth.................     Class A 0.00%          $  60.33                    44
EQ/Van Kampen Mid Cap Growth.................     Class A 0.60%          $  59.71                   110
EQ/Van Kampen Mid Cap Growth.................     Class A 0.80%          $  59.51                    --
EQ/Van Kampen Mid Cap Growth.................     Class A 0.90%          $  59.40                    10
EQ/Van Kampen Mid Cap Growth.................     Class B 0.00%          $  87.96                    14
EQ/Van Kampen Mid Cap Growth.................     Class B 0.60%          $  59.45                    44
EQ/Van Kampen Mid Cap Growth.................     Class B 0.90%          $  59.15                    --
EQ/Van Kampen Real Estate....................     Class A 0.00%          $  51.22                   387
EQ/Van Kampen Real Estate....................     Class A 0.00%          $  10.05                    --
EQ/Van Kampen Real Estate....................     Class A 0.60%          $  50.76                   447
EQ/Van Kampen Real Estate....................     Class A 0.80%          $  50.61                     2
EQ/Van Kampen Real Estate....................     Class A 0.90%          $  50.53                    29
EQ/Van Kampen Real Estate....................     Class B 0.00%          $  50.98                    36
Fidelity VIP Asset Manager: Growth...........     Class B 0.00%          $ 105.49                    42
Fidelity VIP Asset Manager: Growth...........     Class B 0.00%          $  10.20                    --
Fidelity VIP Contrafund......................     Class B 0.00%          $ 127.83                   205
Fidelity VIP Contrafund......................     Class B 0.00%          $  10.19                    --
Fidelity VIP Equity-Income...................     Class B 0.00%          $ 106.04                    43
Fidelity VIP Equity-Income...................     Class B 0.00%          $   9.98                    --
Fidelity VIP Growth & Income.................     Class B 0.00%          $  97.68                    30
Fidelity VIP Growth & Income.................     Class B 0.00%          $   9.95                    --
Fidelity VIP High Income.....................     Class B 0.00%          $ 109.02                    60
Fidelity VIP High Income.....................     Class B 0.00%          $  10.48                    --
Fidelity VIP Investment Grade Bond...........     Class B 0.00%          $ 113.78                    73
Fidelity VIP Investment Grade Bond...........     Class B 0.00%          $  10.36                    --
Fidelity VIP Mid Cap.........................     Class B 0.00%          $ 165.82                   134
Fidelity VIP Mid Cap.........................     Class B 0.00%          $  10.41                    --
Fidelity VIP Value...........................     Class B 0.00%          $  93.44                    32
Fidelity VIP Value...........................     Class B 0.00%          $  10.33                    --
Fidelity VIP Value Startegies................     Class B 0.00%          $ 107.18                    25
Fidelity VIP Value Startegies................     Class B 0.00%          $  10.45                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Fair Value     Units Outstanding (000s)
                                             ------------------   -----------------   -------------------------
Multimanager Aggressive Equity............     Class A 0.00%          $ 105.45                   219
Multimanager Aggressive Equity............     Class A 0.00%          $  57.33                     2
Multimanager Aggressive Equity............     Class A 0.00%          $  10.13                    --
Multimanager Aggressive Equity............     Class A 0.60%          $ 422.87                   500
Multimanager Aggressive Equity............     Class A 0.80%          $  62.58                    29
Multimanager Aggressive Equity............     Class A 0.90%          $ 112.68                   120
Multimanager Aggressive Equity............     Class B 0.00%          $  54.13                     4
Multimanager Aggressive Equity............     Class B 0.60%          $  51.30                   174
Multimanager Aggressive Equity............     Class B 0.90%          $  49.70                    --
Multimanager Core Bond....................     Class A 0.00%          $ 129.13                   144
Multimanager Core Bond....................     Class A 0.00%          $ 122.01                    10
Multimanager Core Bond....................     Class A 0.00%          $  10.34                    --
Multimanager Core Bond....................     Class A 0.60%          $ 130.57                     8
Multimanager Core Bond....................     Class B 0.00%          $ 134.03                   124
Multimanager Core Bond....................     Class B 0.60%          $ 128.51                   327
Multimanager Core Bond....................     Class B 0.80%          $ 126.71                     1
Multimanager Core Bond....................     Class B 0.90%          $ 125.82                    27
Multimanager Health Care..................     Class A 0.00%          $ 131.88                    40
Multimanager Health Care..................     Class A 0.00%          $ 106.08                     3
Multimanager Health Care..................     Class A 0.00%          $  10.48                    --
Multimanager Health Care..................     Class A 0.60%          $ 100.82                     7
Multimanager Health Care..................     Class B 0.00%          $ 103.14                    52
Multimanager Health Care..................     Class B 0.60%          $  98.89                   114
Multimanager Health Care..................     Class B 0.80%          $  97.50                    --
Multimanager Health Care..................     Class B 0.90%          $  96.81                     7
Multimanager High Yield...................     Class A 0.00%          $ 173.57                   232
Multimanager High Yield...................     Class A 0.00%          $  10.67                    --
Multimanager High Yield...................     Class A 0.60%          $ 303.79                   223
Multimanager High Yield...................     Class A 0.80%          $ 121.80                     6
Multimanager High Yield...................     Class A 0.90%          $ 182.46                    42
Multimanager High Yield...................     Class B 0.00%          $ 105.63                    18
Multimanager High Yield...................     Class B 0.60%          $  86.07                   169
Multimanager High Yield...................     Class B 0.90%          $  83.40                    --
Multimanager International Equity.........     Class A 0.00%          $ 147.41                    70
Multimanager International Equity.........     Class A 0.60%          $ 106.70                     6
Multimanager International Equity.........     Class B 0.00%          $ 139.42                    18
Multimanager International Equity.........     Class B 0.60%          $ 103.13                   274
Multimanager International Equity.........     Class B 0.80%          $ 133.20                    --
Multimanager International Equity.........     Class B 0.90%          $ 100.97                    21
Multimanager Large Cap Core Equity........     Class A 0.00%          $ 116.08                    22
Multimanager Large Cap Core Equity........     Class A 0.60%          $  82.32                     1
Multimanager Large Cap Core Equity........     Class B 0.00%          $ 104.18                     3
Multimanager Large Cap Core Equity........     Class B 0.60%          $  80.32                    33
Multimanager Large Cap Core Equity........     Class B 0.80%          $  99.53                    --
Multimanager Large Cap Core Equity........     Class B 0.90%          $  78.64                     1
Multimanager Large Cap Growth.............     Class A 0.00%          $  95.18                    56
Multimanager Large Cap Growth.............     Class A 0.60%          $  64.40                     2
Multimanager Large Cap Growth.............     Class B 0.00%          $  85.44                     8
Multimanager Large Cap Growth.............     Class B 0.60%          $  60.08                    86
Multimanager Large Cap Growth.............     Class B 0.80%          $  81.63                    --
Multimanager Large Cap Growth.............     Class B 0.90%          $  58.83                     9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Fair Value     Units Outstanding (000s)
                                        ------------------   -----------------   -------------------------
Multimanager Large Cap Value.........     Class A 0.00%          $ 132.72                    57
Multimanager Large Cap Value.........     Class A 0.60%          $  96.40                     6
Multimanager Large Cap Value.........     Class B 0.00%          $ 120.96                    18
Multimanager Large Cap Value.........     Class B 0.60%          $  95.50                   196
Multimanager Large Cap Value.........     Class B 0.80%          $ 115.56                    --
Multimanager Large Cap Value.........     Class B 0.90%          $  93.50                    14
Multimanager Mid Cap Growth..........     Class A 0.00%          $ 128.57                    49
Multimanager Mid Cap Growth..........     Class A 0.60%          $  75.35                     2
Multimanager Mid Cap Growth..........     Class B 0.00%          $ 114.40                     7
Multimanager Mid Cap Growth..........     Class B 0.60%          $  70.81                   156
Multimanager Mid Cap Growth..........     Class B 0.80%          $ 109.30                    --
Multimanager Mid Cap Growth..........     Class B 0.90%          $  69.33                    17
Multimanager Mid Cap Value...........     Class A 0.00%          $ 144.68                    43
Multimanager Mid Cap Value...........     Class A 0.00%          $  95.24                     5
Multimanager Mid Cap Value...........     Class A 0.00%          $  10.82                    --
Multimanager Mid Cap Value...........     Class A 0.60%          $  92.10                     3
Multimanager Mid Cap Value...........     Class B 0.00%          $  95.50                    57
Multimanager Mid Cap Value...........     Class B 0.60%          $  91.56                   253
Multimanager Mid Cap Value...........     Class B 0.80%          $  90.27                     1
Multimanager Mid Cap Value...........     Class B 0.90%          $  89.64                    20
Multimanager Small Cap Growth........     Class B 0.00%          $  81.71                    33
Multimanager Small Cap Growth........     Class B 0.00%          $  55.72                     1
Multimanager Small Cap Growth........     Class B 0.60%          $  54.91                    --
Multimanager Small Cap Growth........     Class B 0.60%          $  55.00                    --
Multimanager Small Cap Growth........     Class B 0.60%          $  55.18                    13
Multimanager Small Cap Growth........     Class B 0.60%          $  55.72                    --
Multimanager Small Cap Growth........     Class B 0.80%          $  55.00                    --
Multimanager Small Cap Growth........     Class B 0.90%          $  54.91                     1
Multimanager Small Cap Value.........     Class A 0.00%          $ 121.87                    67
Multimanager Small Cap Value.........     Class A 0.60%          $ 118.09                     6
Multimanager Small Cap Value.........     Class B 0.00%          $ 128.82                     9
Multimanager Small Cap Value.........     Class B 0.60%          $ 121.88                   105
Multimanager Small Cap Value.........     Class B 0.60%          $ 118.67                     5
Multimanager Small Cap Value.........     Class B 0.80%          $ 119.49                    --
Multimanager Small Cap Value.........     Class B 0.90%          $ 118.36                     6
Multimanager Small Cap Value.........     Class B 0.90%          $ 118.09                    --
Multimanager Technology..............     Class A 0.00%          $ 140.56                    47
Multimanager Technology..............     Class A 0.00%          $  10.06                    --
Multimanager Technology..............     Class A 0.60%          $  75.38                     4
Multimanager Technology..............     Class B 0.00%          $ 115.13                    64
Multimanager Technology..............     Class B 0.60%          $  68.04                   467
Multimanager Technology..............     Class B 0.80%          $ 109.99                     1
Multimanager Technology..............     Class B 0.90%          $  66.61                    19
Natural Resources....................     Class B 0.00%          $  44.71                   255
Natural Resources....................     Class B 0.00%          $  11.50                    --
Target 2015 Allocation...............     Class B 0.00%          $  81.10                    11
Target 2015 Allocation...............     Class B 0.00%          $  10.32                    --
Target 2025 Allocation...............     Class B 0.00%          $  76.56                     9
Target 2025 Allocation...............     Class B 0.00%          $  10.29                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Fair Value     Units Outstanding (000s)
                                    ------------------   -----------------   -------------------------
Target 2035 Allocation...........     Class B 0.00%           $ 73.61                     1
Target 2035 Allocation...........     Class B 0.00%           $ 10.28                    --
Target 2045 Allocation...........     Class B 0.00%           $ 70.47                    --
Target 2045 Allocation...........     Class B 0.00%           $ 10.26                    --
Vanguard VIF Equity Index........     Class A 0.60%           $ 85.02                    48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-Plus     AXA Moderate
                                                      Allocation        Allocation            Allocation           Allocation
                                                   ---------------- ------------------ ----------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................  $   1,692,307      $    817,329         $    776,488        $   47,547,941
  Expenses:
    Mortality and expense risk charges............        329,115            59,756               63,996             7,353,138
                                                    -------------      ------------         ------------        --------------
Net Investment Income (Loss)......................      1,363,192           757,573              712,492            40,194,803
                                                    -------------      ------------         ------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........     (2,691,763)         (443,431)            (794,871)            5,776,048
    Realized gain distribution from The Trusts....      6,539,431           195,608              463,176            52,367,449
                                                    -------------      ------------         ------------        --------------
  Net realized gain (loss)........................      3,847,668          (247,823)            (331,695)           58,143,497
                                                    -------------      ------------         ------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments.................    (51,567,418)       (2,099,502)          (4,231,229)         (455,897,773)
                                                    -------------      ------------         ------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................    (47,719,750)       (2,347,325)          (4,562,924)         (397,754,276)
                                                    -------------      ------------         ------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................  $ (46,356,558)     $ (1,589,752)        $ (3,850,432)       $ (357,559,473)
                                                    =============      ============         ============        ==============


                                                                                                EQ/AllianceBernstein
                                                                                                    Intermediate
                                                     AXA Moderate-Plus   EQ/AllianceBernstein        Government
                                                         Allocation          Common Stock            Securities
                                                    ------------------- ---------------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $    7,002,514        $   31,611,280          $4,890,186
  Expenses:
    Mortality and expense risk charges............           961,938             9,962,262             594,944
                                                      --------------        --------------          ----------
Net Investment Income (Loss)......................         6,040,576            21,649,018           4,295,242
                                                      --------------        --------------          ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (4,854,011)          (52,386,603)           (153,106)
    Realized gain distribution from The Trusts....        14,375,161                    --                  --
                                                      --------------        --------------          ----------
  Net realized gain (loss)........................         9,521,150           (52,386,603)           (153,106)
                                                      --------------        --------------          ----------
  Change in unrealized appreciation
    (depreciation) of investments.................      (118,793,848)         (945,707,687)            632,384
                                                      --------------        --------------          ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................      (109,272,698)         (998,094,290)            479,278
                                                      --------------        --------------          ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ (103,232,122)       $ (976,445,272)         $4,774,520
                                                      ==============        ==============          ==========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                             EQ/AllianceBernstein
                                                      EQ/AllianceBernstein        Small Cap
                                                          International             Growth
                                                     ---------------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   18,367,014        $       12,477
  Expenses:
    Mortality and expense risk charges............          3,418,919               949,357
                                                         --------------        --------------
Net Investment Income (Loss)......................         14,948,095              (936,880)
                                                         --------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         11,177,957            (1,904,389)
    Realized gain distribution from The Trusts....         10,865,079               265,977
                                                         --------------        --------------
  Net realized gain (loss)........................         22,043,036            (1,638,412)
                                                         --------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (460,109,720)         (106,250,332)
                                                         --------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (438,066,684)         (107,888,744)
                                                         --------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (423,118,589)       $ (108,825,624)
                                                         ==============        ==============


                                                                        EQ/AXA Rosenberg    EQ/BlackRock
                                                          EQ/Ariel       VIT Value Long/     Basic Value       EQ/BlackRock
                                                      Appreciation II     Short Equity         Equity       International Value
                                                     ----------------- ------------------ ---------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $   17,373         $   23,775      $   2,857,351      $   3,590,944
  Expenses:
    Mortality and expense risk charges............           2,465             69,705            772,221            683,069
                                                        ----------         ----------      -------------      -------------
Net Investment Income (Loss)......................          14,908            (45,930)         2,085,130          2,907,875
                                                        ----------         ----------      -------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (109,017)          (254,068)        (2,508,258)        (2,190,741)
    Realized gain distribution from The Trusts....           6,020                 --            788,439          4,067,140
                                                        ----------         ----------      -------------      -------------
  Net realized gain (loss)........................        (102,997)          (254,068)        (1,719,819)         1,876,399
                                                        ----------         ----------      -------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments.................        (463,422)          (492,908)       (73,211,981)       (93,222,321)
                                                        ----------         ----------      -------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................        (566,419)          (746,976)       (74,931,800)       (91,345,922)
                                                        ----------         ----------      -------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $ (551,511)        $ (792,906)     $ (72,846,670)     $ (88,438,047)
                                                        ==========         ==========      =============      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Boston Advisors       EQ/Calvert
                                                        Equity Income     Socially Responsible
                                                     ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $    212,606           $    2,137
  Expenses:
    Mortality and expense risk charges............            17,297                2,836
                                                        ------------           ----------
Net Investment Income (Loss)......................           195,309                 (699)
                                                        ------------           ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........          (366,364)            (155,242)
    Realized gain distribution from The Trusts....            84,096                9,812
                                                        ------------           ----------
  Net realized gain (loss)........................          (282,268)            (145,430)
                                                        ------------           ----------
  Change in unrealized appreciation
    (depreciation) of investments.................        (2,522,435)            (238,510)
                                                        ------------           ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................        (2,804,703)            (383,940)
                                                        ------------           ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $ (2,609,394)          $ (384,639)
                                                        ============           ==========


                                                         EQ/Capital         EQ/Capital      EQ/Caywood-Scholl      EQ/Equity
                                                      Guardian Growth   Guardian Research    High Yield Bond       500 Index
                                                     ----------------- ------------------- ------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $     11,439       $   1,104,489       $     315,410     $   11,647,444
  Expenses:
    Mortality and expense risk charges............           33,302             579,974              14,119          2,915,103
                                                       ------------       -------------       -------------     --------------
Net Investment Income (Loss)......................          (21,863)            524,515             301,291          8,732,341
                                                       ------------       -------------       -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         (435,514)          2,214,171            (347,882)        (2,057,199)
    Realized gain distribution from The Trusts....               --           1,975,986                  --          6,029,096
                                                       ------------       -------------       -------------     --------------
  Net realized gain (loss)........................         (435,514)          4,190,157            (347,882)         3,971,897
                                                       ------------       -------------       -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (2,465,994)        (60,515,259)           (822,396)      (285,887,312)
                                                       ------------       -------------       -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (2,901,508)        (56,325,102)         (1,170,278)      (281,915,415)
                                                       ------------       -------------       -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (2,923,371)      $ (55,800,587)      $    (868,987)    $ (273,183,074)
                                                       ============       =============       =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Evergreen       EQ/Evergreen
                                                      International Bond        Omega
                                                     -------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................      $   5,092,377       $     68,245
  Expenses:
    Mortality and expense risk charges............             72,008             50,805
                                                        -------------       ------------
Net Investment Income (Loss)......................          5,020,369             17,440
                                                        -------------       ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........           (312,855)          (521,251)
    Realized gain distribution from The Trusts....                 --            182,422
                                                        -------------       ------------
  Net realized gain (loss)........................           (312,855)          (338,829)
                                                        -------------       ------------
  Change in unrealized appreciation
    (depreciation) of investments.................         (4,458,311)        (3,222,041)
                                                        -------------       ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (4,771,166)        (3,560,870)
                                                        -------------       ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................      $     249,203       $ (3,543,430)
                                                        =============       ============


                                                        EQ/GAMCO        EQ/GAMCO
                                                       Mergers and   Small Company   EQ/International   EQ/International
                                                      Acquisitions       Value           Core PLUS           Growth
                                                     -------------- --------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   21,953    $    180,788     $     323,741      $    135,609
  Expenses:
    Mortality and expense risk charges............         13,500          81,743            89,460            58,169
                                                       ----------    ------------     -------------      ------------
Net Investment Income (Loss)......................          8,453          99,045           234,281            77,440
                                                       ----------    ------------     -------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........       (163,474)     (1,060,290)       (1,818,385)       (1,208,695)
    Realized gain distribution from The Trusts....        161,860         949,092           260,340           246,445
                                                       ----------    ------------     -------------      ------------
  Net realized gain (loss)........................         (1,614)       (111,198)       (1,558,045)         (962,250)
                                                       ----------    ------------     -------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (573,981)     (9,327,813)       (9,198,184)       (5,280,077)
                                                       ----------    ------------     -------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (575,595)     (9,439,011)      (10,756,229)       (6,242,327)
                                                       ----------    ------------     -------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (567,142)   $ (9,339,966)    $ (10,521,948)     $ (6,164,887)
                                                       ==========    ============     =============      ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/JPMorgan        EQ/JPMorgan
                                                        Core Bond     Value Opportunities
                                                     --------------- ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $  2,484,430       $     573,759
  Expenses:
    Mortality and expense risk charges............         215,006             148,991
                                                      ------------       -------------
Net Investment Income (Loss)......................       2,269,424             424,768
                                                      ------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........      (1,352,739)         (3,068,362)
    Realized gain distribution from The Trusts....              --             346,453
                                                      ------------       -------------
  Net realized gain (loss)........................      (1,352,739)         (2,721,909)
                                                      ------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments.................      (6,500,520)        (13,551,374)
                                                      ------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................      (7,853,259)        (16,273,283)
                                                      ------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ (5,583,835)      $ (15,848,515)
                                                      ============       =============


                                                       EQ/Large Cap     EQ/Large Cap     EQ/Large Cap     EQ/Large Cap
                                                         Core PLUS      Growth Index      Growth PLUS      Value Index
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $     36,894    $     158,795    $     177,444     $     39,814
  Expenses:
    Mortality and expense risk charges............           59,349          487,639          782,832            7,796
                                                       ------------    -------------    -------------     ------------
Net Investment Income (Loss)......................          (22,455)        (328,844)        (605,388)          32,018
                                                       ------------    -------------    -------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........         (919,738)        (741,882)       1,010,527         (419,619)
    Realized gain distribution from The Trusts....               --               --               --           54,511
                                                       ------------    -------------    -------------     ------------
  Net realized gain (loss)........................         (919,738)        (741,882)       1,010,527         (365,108)
                                                       ------------    -------------    -------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (3,562,832)     (42,772,545)     (69,853,979)      (1,239,085)
                                                       ------------    -------------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (4,482,570)     (43,514,427)     (68,843,452)      (1,604,193)
                                                       ------------    -------------    -------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (4,505,025)   $ (43,843,271)   $ (69,448,840)    $ (1,572,175)
                                                       ============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap      EQ/Long
                                                         Value PLUS      Term Bond
                                                     ------------------ -----------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   17,547,844    $ 163,235
  Expenses:
    Mortality and expense risk charges............          2,821,591        8,782
                                                       --------------    ---------
Net Investment Income (Loss)......................         14,726,253      154,453
                                                       --------------    ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (32,039,818)     (12,561)
    Realized gain distribution from The Trusts....                 --       17,987
                                                       --------------    ---------
  Net realized gain (loss)........................        (32,039,818)       5,426
                                                       --------------    ---------
  Change in unrealized appreciation
    (depreciation) of investments.................       (295,320,703)       7,196
                                                       --------------    ---------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (327,360,521)      12,622
                                                       --------------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (312,634,268)   $ 167,075
                                                       ==============    =========


                                                        EQ/Lord Abbett    EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                      Growth and Income   Large Cap Core    Mid Cap Value        Focus
                                                     ------------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................       $   21,896        $     56,355     $    309,354    $   1,560,647
  Expenses:
    Mortality and expense risk charges............            4,027              13,643           58,198          610,104
                                                         ----------        ------------     ------------    -------------
Net Investment Income (Loss)......................           17,869              42,712          251,156          950,543
                                                         ----------        ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........          (79,419)           (232,597)      (1,658,499)         796,571
    Realized gain distribution from The Trusts....            2,658              22,857          544,914        1,610,927
                                                         ----------        ------------     ------------    -------------
  Net realized gain (loss)........................          (76,761)           (209,740)      (1,113,585)       2,407,498
                                                         ----------        ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments.................         (381,127)         (1,038,192)      (8,086,968)     (79,537,808)
                                                         ----------        ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (457,888)         (1,247,932)      (9,200,553)     (77,130,310)
                                                         ----------        ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................       $ (440,019)       $ (1,205,220)    $ (8,949,397)   $ (76,179,767)
                                                         ==========        ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap       EQ/Mid Cap
                                                           Index          Value PLUS
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     945,695    $   2,796,755
  Expenses:
    Mortality and expense risk charges..............         451,924          944,277
                                                       -------------    -------------
Net Investment Income (Loss)........................         493,771        1,852,478
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (4,454,539)     (18,623,984)
    Realized gain distribution from The Trusts......       1,142,826               --
                                                       -------------    -------------
  Net realized gain (loss)..........................      (3,311,713)     (18,623,984)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (62,531,630)     (74,979,932)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (65,843,343)     (93,603,916)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (65,349,572)   $ (91,751,438)
                                                       =============    =============



                                                        EQ/Money       EQ/Montag &        EQ/PIMCO       EQ/Quality
                                                         Market      Caldwell Growth    Real Return      Bond PLUS
                                                     -------------- ----------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................    $10,504,070     $     40,009     $    881,838    $   7,213,000
  Expenses:
    Mortality and expense risk charges............      1,553,645           44,388           97,928          560,493
                                                      -----------     ------------     ------------    -------------
Net Investment Income (Loss)......................      8,950,425           (4,379)         783,910        6,652,507
                                                      -----------     ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (52,501)        (641,630)        (487,939)      (1,568,982)
    Realized gain distribution from The Trusts....             --               --        1,639,848               --
                                                      -----------     ------------     ------------    -------------
  Net realized gain (loss)........................        (52,501)        (641,630)       1,151,909       (1,568,982)
                                                      -----------     ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments.................         47,770       (3,355,429)      (4,513,628)     (14,203,456)
                                                      -----------     ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................         (4,731)      (3,997,059)      (3,361,719)     (15,772,438)
                                                      -----------     ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................    $ 8,945,694     $ (4,001,438)    $ (2,577,809)   $  (9,119,931)
                                                      ===========     ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Short         EQ/Small
                                                      Duration Bond    Company Index
                                                     --------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $  170,552      $     483,696
  Expenses:
    Mortality and expense risk charges..............       10,679            198,705
                                                       ----------      -------------
Net Investment Income (Loss)........................      159,873            284,991
                                                       ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (27,376)        (2,433,558)
    Realized gain distribution from The Trusts......           --          3,972,701
                                                       ----------      -------------
  Net realized gain (loss)..........................      (27,376)         1,539,143
                                                       ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (215,505)       (20,813,018)
                                                       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (242,881)       (19,273,875)
                                                       ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $  (83,008)     $ (18,988,884)
                                                       ==========      =============


                                                                                                          EQ/Van Kampen
                                                      EQ/T. Rowe Price   EQ/UBS Growth   EQ/Van Kampen   Emerging Markets
                                                        Growth Stock       and Income       Comstock          Equity
                                                     ------------------ --------------- --------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         920     $     57,289     $   43,731     $      457,968
  Expenses:
    Mortality and expense risk charges..............         126,282           15,441          4,572          1,203,925
                                                       -------------     ------------     ----------     --------------
Net Investment Income (Loss)........................        (125,362)          41,848         39,159           (745,957)
                                                       -------------     ------------     ----------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (294,899)        (205,597)      (149,801)        13,529,852
    Realized gain distribution from The Trusts......           5,676               --         16,789         14,885,102
                                                       -------------     ------------     ----------     --------------
  Net realized gain (loss)..........................        (289,223)        (205,597)      (133,012)        28,414,954
                                                       -------------     ------------     ----------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (13,525,544)      (1,861,981)      (664,233)      (253,802,672)
                                                       -------------     ------------     ----------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (13,814,767)      (2,067,578)      (797,245)      (225,387,718)
                                                       -------------     ------------     ----------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (13,940,129)    $ (2,025,730)    $ (758,086)    $ (226,133,675)
                                                       =============     ============     ==========     ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Van Kampen
                                                          Mid Cap       EQ/Van Kampen
                                                          Growth         Real Estate
                                                     ---------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   1,788,309
  Expenses:
    Mortality and expense risk charges..............         80,401           236,093
                                                      -------------     -------------
Net Investment Income (Loss)........................        (80,401)        1,552,216
                                                      -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (1,304,485)       (9,117,193)
    Realized gain distribution from The Trusts......             --           523,839
                                                      -------------     -------------
  Net realized gain (loss)..........................     (1,304,485)       (8,593,354)
                                                      -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (9,404,040)      (22,980,129)
                                                      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (10,708,525)      (31,573,483)
                                                      -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (10,788,926)    $ (30,021,267)
                                                      =============     =============


                                                       Fidelity VIP
                                                      Asset Manager:    Fidelity VIP     Fidelity VIP    Fidelity VIP
                                                          Growth         Contrafund     Equity-Income   Growth & Income
                                                     ---------------- ---------------- --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $    106,346    $     304,747    $    155,724     $     43,019
  Expenses:
    Mortality and expense risk charges.............              --               --              --               --
                                                       ------------    -------------    ------------     ------------
Net Investment Income (Loss).......................         106,346          304,747         155,724           43,019
                                                       ------------    -------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (70,052)      (8,507,170)     (1,096,663)        (474,502)
    Realized gain distribution from The Trusts.....           3,227        1,065,719           7,140          340,280
                                                       ------------    -------------    ------------     ------------
  Net realized gain (loss).........................         (66,825)      (7,441,451)     (1,089,523)        (134,222)
                                                       ------------    -------------    ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,744,180)     (13,201,509)     (2,546,871)      (2,012,846)
                                                       ------------    -------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,811,005)     (20,642,960)     (3,636,394)      (2,147,068)
                                                       ------------    -------------    ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,704,659)   $ (20,338,213)   $ (3,480,670)    $ (2,104,049)
                                                       ============    =============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                       Fidelity VIP
                                                       Fidelity VIP     Investment    Fidelity VIP
                                                        High Income     Grade Bond       Mid Cap
                                                     ---------------- ------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $    734,589    $  389,350    $      78,125
  Expenses:
    Mortality and expense risk charges.............              --            --               --
                                                       ------------    ----------    -------------
Net Investment Income (Loss).......................         734,589       389,350           78,125
                                                       ------------    ----------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (969,736)     (271,228)      (3,897,824)
    Realized gain distribution from The Trusts.....              --         7,850        5,422,901
                                                       ------------    ----------    -------------
  Net realized gain (loss).........................        (969,736)     (263,378)       1,525,077
                                                       ------------    ----------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,022,122)     (519,742)     (17,135,962)
                                                       ------------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,991,858)     (783,120)     (15,610,885)
                                                       ------------    ----------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,257,269)   $ (393,770)   $ (15,532,760)
                                                       ============    ==========    =============


                                                       Fidelity VIP      Fidelity VIP       Multimanager
                                                           Value       Value Strategies   Aggressive Equity
                                                     ---------------- ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     31,248      $     24,672      $    2,028,141
  Expenses:
    Mortality and expense risk charges.............              --                --           2,320,803
                                                       ------------      ------------      --------------
Net Investment Income (Loss).......................          31,248            24,672            (292,662)
                                                       ------------      ------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (949,474)       (2,325,380)            997,032
    Realized gain distribution from The Trusts.....         181,553         1,175,247                  --
                                                       ------------      ------------      --------------
  Net realized gain (loss).........................        (767,921)       (1,150,133)            997,032
                                                       ------------      ------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (2,116,710)       (2,135,183)       (239,906,425)
                                                       ------------      ------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,884,631)       (3,285,316)       (239,906,457)
                                                       ------------      ------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (2,853,383)     $ (3,260,644)     $ (239,202,087)
                                                       ============      ============      ==============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager     Multimanager
                                                        Core Bond       Health Care      High Yield
                                                     --------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................   $   4,038,917    $         --    $  16,335,052
  Expenses:
    Mortality and expense risk charges.............         294,059          98,633          763,367
                                                      -------------    ------------    -------------
Net Investment Income (Loss).......................       3,744,858         (98,633)      15,571,685
                                                      -------------    ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (156,440)     (1,048,732)      (8,011,463)
    Realized gain distribution from The Trusts.....       2,196,692         348,875               --
                                                      -------------    ------------    -------------
  Net realized gain (loss).........................       2,040,252        (699,857)      (8,011,463)
                                                      -------------    ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (4,086,962)     (8,120,546)     (51,057,039)
                                                      -------------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (2,046,710)     (8,820,403)     (59,068,502)
                                                      -------------    ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................   $   1,698,148    $ (8,919,036)   $ (43,496,817)
                                                      =============    ============    =============


                                                                              Multimanager    Multimanager
                                                          Multimanager         Large Cap        Large Cap
                                                      International Equity    Core Equity        Growth
                                                     ---------------------- --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................      $   1,076,698       $     49,382     $         --
  Expenses:
    Mortality and expense risk charges.............            287,089             24,157           53,008
                                                         -------------       ------------     ------------
Net Investment Income (Loss).......................            789,609             25,225          (53,008)
                                                         -------------       ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............            613,285           (382,276)      (1,302,576)
    Realized gain distribution from The Trusts.....          1,256,535             17,121            2,817
                                                         -------------       ------------     ------------
  Net realized gain (loss).........................          1,869,820           (365,155)      (1,299,759)
                                                         -------------       ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments..................        (42,486,141)        (3,422,875)      (8,366,392)
                                                         -------------       ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        (40,616,321)        (3,788,030)      (9,666,151)
                                                         -------------       ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................      $ (39,826,712)      $ (3,762,805)    $ (9,719,159)
                                                         =============       ============     ============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager     Multimanager      Multimanager
                                                      Large Cap Value   Mid Cap Growth    Mid Cap Value
                                                     ----------------- ---------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     600,837    $          --     $     250,042
  Expenses:
    Mortality and expense risk charges.............          160,756          111,559           194,329
                                                       -------------    -------------     -------------
Net Investment Income (Loss).......................          440,081         (111,559)           55,713
                                                       -------------    -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............       (1,694,986)      (2,104,928)       (5,349,885)
    Realized gain distribution from The Trusts.....           94,324          301,103           661,653
                                                       -------------    -------------     -------------
  Net realized gain (loss).........................       (1,600,662)      (1,803,825)       (4,688,232)
                                                       -------------    -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (16,503,698)     (13,570,205)      (16,939,226)
                                                       -------------    -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (18,104,360)     (15,374,030)      (21,627,458)
                                                       -------------    -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (17,664,279)   $ (15,485,589)    $ (21,571,745)
                                                       =============    =============     =============


                                                        Multimanager       Multimanager     Multimanager
                                                      Small Cap Growth   Small Cap Value     Technology
                                                     ------------------ ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................     $         --      $     107,693    $          --
  Expenses:
    Mortality and expense risk charges.............            5,026            134,837          318,846
                                                        ------------      -------------    -------------
Net Investment Income (Loss).......................           (5,026)           (27,144)        (318,846)
                                                        ------------      -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (460,902)        (3,422,469)       1,302,040
    Realized gain distribution from The Trusts.....           16,874            143,790               --
                                                        ------------      -------------    -------------
  Net realized gain (loss).........................         (444,028)        (3,278,679)       1,302,040
                                                        ------------      -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments..................       (1,836,092)       (12,014,427)     (45,032,927)
                                                        ------------      -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................       (2,280,120)       (15,293,106)     (43,730,887)
                                                        ------------      -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................     $ (2,285,146)     $ (15,320,250)   $ (44,049,733)
                                                        ============      =============    =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                                Target 2015
                                                      Natural Resources (a)   Allocation (a)
                                                     ----------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................       $      24,460         $  33,450
  Expenses:
    Mortality and expense risk charges.............                  --                --
                                                          -------------         ---------
Net Investment Income (Loss).......................              24,460            33,450
                                                          -------------         ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............          (4,146,693)          (33,007)
    Realized gain distribution from The Trusts.....           1,321,636             6,041
                                                          -------------         ---------
  Net realized gain (loss).........................          (2,825,057)          (26,966)
                                                          -------------         ---------
  Change in unrealized appreciation
    (depreciation) of investments..................          (9,626,203)          (55,945)
                                                          -------------         ---------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................         (12,451,260)          (82,911)
                                                          -------------         ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................       $ (12,426,800)        $ (49,461)
                                                          =============         =========


                                                        Target 2025      Target 2035      Target 2045     Vanguard VIF
                                                      Allocation (a)   Allocation (a)   Allocation (a)    Equity Index
                                                     ---------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................      $ 22,685        $   3,119            $--         $    289,522
  Expenses:
    Mortality and expense risk charges.............            --               --             --               30,605
                                                         --------        ---------            ---         ------------
Net Investment Income (Loss).......................        22,685            3,119             --              258,917
                                                         --------        ---------            ---         ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............        (2,307)            (197)            --             (207,953)
    Realized gain distribution from The Trusts.....         4,675              919             --                   --
                                                         --------        ---------            ---         ------------
  Net realized gain (loss).........................         2,368              722             --             (207,953)
                                                         --------        ---------            ---         ------------
  Change in unrealized appreciation
    (depreciation) of investments..................           480          (16,517)            --           (2,355,208)
                                                         --------        ---------            ---         ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................         2,848          (15,795)            --           (2,563,161)
                                                         --------        ---------            ---         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................      $ 25,533        $ (12,676)           $--         $ (2,304,244)
                                                         ========        =========            ===         ============

-------
(a) Commenced operations on May 1, 2008
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                           AXA Aggressive
                                                                             Allocation
                                                                  --------------------------------
                                                                        2008             2007
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    1,363,192   $  2,153,971
  Net realized gain (loss) on investments.......................        3,847,668      5,523,468
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (51,567,418)    (4,399,854)
                                                                   --------------   ------------
  Net increase (decrease) in net assets from operations.........      (46,356,558)     3,277,585
                                                                   --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       24,008,567     17,538,824
    Transfers between funds and guaranteed interest account,
      net.......................................................       14,700,224     37,054,140
    Transfers for contract benefits and terminations............       (3,330,130)    (1,930,999)
    Contract maintenance charges................................       (7,651,865)    (4,735,011)
                                                                   --------------   ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       27,726,796     47,926,954
                                                                   --------------   ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (229,545)         4,504
                                                                   --------------   ------------
Increase (Decrease) in Net Assets...............................      (18,859,307)    51,209,043
Net Assets -- Beginning of Period...............................       98,049,867     46,840,824
                                                                   --------------   ------------
Net Assets -- End of Period.....................................   $   79,190,560   $ 98,049,867
                                                                   ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              166            267
  Redeemed......................................................              (67)           (42)
                                                                   --------------   ------------
  Net Increase (Decrease).......................................               99            225
                                                                   --------------   ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              124            101
  Redeemed......................................................              (22)           (29)
                                                                   --------------   ------------
  Net Increase (Decrease).......................................              102             72
                                                                   --------------   ------------


                                                                          AXA Conservative             AXA Conservative-Plus
                                                                             Allocation                      Allocation
                                                                  --------------------------------- --------------------------------
                                                                        2008             2007             2008             2007
                                                                  --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    757,573      $  354,826      $    712,492      $  382,679
  Net realized gain (loss) on investments.......................       (247,823)        242,626          (331,695)        360,427
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (2,099,502)       (166,099)       (4,231,229)       (313,323)
                                                                   ------------      ----------      ------------      ----------
  Net increase (decrease) in net assets from operations.........     (1,589,752)        431,353        (3,850,432)        429,783
                                                                   ------------      ----------      ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      1,879,438       1,074,340         3,725,351       2,506,650
    Transfers between funds and guaranteed interest account,
      net.......................................................      8,425,974       4,937,021         8,914,224       4,589,173
    Transfers for contract benefits and terminations............       (909,791)       (437,955)       (1,335,949)       (291,782)
    Contract maintenance charges................................     (1,227,574)       (770,197)       (1,222,072)       (705,546)
                                                                   ------------      ----------      ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      8,168,047       4,803,209        10,081,554       6,098,495
                                                                   ------------      ----------      ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              --                --           2,000
                                                                   ------------      ----------      ------------      ----------
Increase (Decrease) in Net Assets...............................      6,578,295       5,234,562         6,231,122       6,530,278
Net Assets -- Beginning of Period...............................     10,472,484       5,237,922        12,909,444       6,379,166
                                                                   ------------      ----------      ------------      ----------
Net Assets -- End of Period.....................................   $ 17,050,779      $10,472,484     $ 19,140,566      $12,909,444
                                                                   ============      ===========     ============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             93              68                87              54
  Redeemed......................................................            (44)            (32)              (43)            (16)
                                                                   ------------      -----------     ------------      -----------
  Net Increase (Decrease).......................................             49              36                44              38
                                                                   ------------      -----------     ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             33              12                52              11
  Redeemed......................................................            (12)               (7)            (13)               (3)
                                                                   ------------      -------------   ------------      -------------
  Net Increase (Decrease).......................................             21               5                39               8
                                                                   ------------      ------------    ------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA Moderate
                                                                               Allocation
                                                                  -------------------------------------
                                                                         2008               2007
                                                                  ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   40,194,803     $   41,039,328
  Net realized gain (loss) on investments.......................        58,143,497         55,770,778
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (455,897,773)       (10,912,507)
                                                                    --------------     --------------
  Net increase (decrease) in net assets from operations.........      (357,559,473)        85,897,599
                                                                    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        97,862,847        104,942,996
    Transfers between funds and guaranteed interest account,
      net.......................................................       (18,828,549)       (21,287,786)
    Transfers for contract benefits and terminations............       (74,580,494)       (78,667,781)
    Contract maintenance charges................................       (86,590,083)       (85,265,192)
                                                                    --------------     --------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (82,136,279)       (80,277,763)
                                                                    --------------     --------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (1,292,274)          (130,312)
                                                                    --------------     --------------
Increase (Decrease) in Net Assets...............................      (440,988,026)         5,489,524
Net Assets -- Beginning of Period...............................     1,488,879,787      1,483,390,263
                                                                    --------------     --------------
Net Assets -- End of Period.....................................    $1,047,891,761     $1,488,879,787
                                                                    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                88                104
  Redeemed......................................................              (269)              (247)
                                                                    --------------     --------------
  Net Increase (Decrease).......................................              (181)              (143)
                                                                    --------------     --------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               155                 94
  Redeemed......................................................               (68)               (47)
                                                                    --------------     --------------
  Net Increase (Decrease).......................................                87                 47
                                                                    --------------     --------------


                                                                           AXA Moderate-Plus
                                                                              Allocation
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $     6,040,576   $   6,603,020
  Net realized gain (loss) on investments.......................        9,521,150       8,507,556
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (118,793,848)     (5,277,939)
                                                                   --------------    -------------
  Net increase (decrease) in net assets from operations.........     (103,232,122)      9,832,637
                                                                   --------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       62,612,190      44,722,425
    Transfers between funds and guaranteed interest account,
      net.......................................................       49,421,694      95,305,921
    Transfers for contract benefits and terminations............       (8,748,940)     (4,954,845)
    Contract maintenance charges................................      (20,148,850)    (13,132,102)
                                                                   --------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       83,136,094     121,941,399
                                                                   --------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           32,998              82
                                                                   --------------   -------------
Increase (Decrease) in Net Assets...............................      (20,063,030)    131,774,118
Net Assets -- Beginning of Period...............................      261,233,111     129,458,993
                                                                   --------------   -------------
Net Assets -- End of Period.....................................   $  241,170,081   $ 261,233,111
                                                                   ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              463             624
  Redeemed......................................................             (161)            (57)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              302             567
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              351             252
  Redeemed......................................................              (54)            (21)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              297             231
                                                                   ---------------   -------------


                                                                         EQ/AllianceBernstein
                                                                              Common Stock
                                                                ---------------------------------------
                                                                        2008                 2007
                                                                -------------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).................................. $      21,649,018     $   15,928,819
  Net realized gain (loss) on investments.......................       (52,386,603)        11,043,322
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (945,707,687)        51,798,272
                                                                 -----------------     --------------
  Net increase (decrease) in net assets from operations.........      (976,445,272)        78,770,413
                                                                 -----------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       137,541,908        163,283,052
    Transfers between funds and guaranteed interest account,
      net.......................................................      (105,716,955)      (136,328,284)
    Transfers for contract benefits and terminations............       (99,132,462)      (121,807,238)
    Contract maintenance charges................................      (119,127,058)      (124,789,121)
                                                                 -----------------     --------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (186,434,567)      (219,641,591)
                                                                 -----------------     --------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (1,140,000)            15,874
                                                                 -----------------     --------------
Increase (Decrease) in Net Assets...............................    (1,164,019,839)      (140,855,304)
Net Assets -- Beginning of Period...............................     2,345,060,448      2,485,915,752
                                                                 -----------------     --------------
Net Assets -- End of Period..................................... $   1,181,040,609     $2,345,060,448
                                                                 =================     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               118                 64
  Redeemed......................................................              (399)              (320)
                                                                 -----------------     --------------
  Net Increase (Decrease).......................................              (281)              (256)
                                                                 -----------------     --------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                57                 56
  Redeemed......................................................              (144)              (152)
                                                                 -----------------     --------------
  Net Increase (Decrease).......................................               (87)               (96)
                                                                 -----------------     --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/AllianceBernstein
                                                                        Intermediate Government
                                                                              Securities
                                                                  -----------------------------------
                                                                        2008              2007
                                                                  ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................  $   4,295,242      $  5,853,409
 Net realized gain (loss) on investments.........................       (153,106)         (608,816)
 Change in unrealized appreciation (depreciation) on
  investments....................................................        632,384         3,789,931
                                                                   -------------      ------------
 Net increase (decrease) in net assets from operations...........      4,774,520         9,034,524
                                                                   -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................     12,592,115        14,206,641
  Transfers between funds and guaranteed interest account,
   net...........................................................      2,749,620        (1,418,273)
  Transfers for contract benefits and terminations...............    (10,877,328)       (5,746,701)
  Contract maintenance charges...................................     (8,543,581)       (8,597,028)
                                                                   -------------      ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     (4,079,174)       (1,555,361)
                                                                   -------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................       (329,000)              413
                                                                   -------------      ------------
Increase (Decrease) in Net Assets................................        366,346         7,479,576
Net Assets -- Beginning of Period................................    143,733,787       136,254,211
                                                                   -------------      ------------
Net Assets -- End of Period......................................  $ 144,100,133      $143,733,787
                                                                   =============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            151              142
 Redeemed........................................................           (151)            (147)
                                                                   -------------      ------------
 Net Increase (Decrease).........................................             --               (5)
                                                                   -------------      ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             15               27
 Redeemed........................................................            (41)             (27)
                                                                   -------------      ------------
 Net Increase (Decrease).........................................            (26)              --
                                                                   -------------      ------------



                                                                         EQ/AllianceBernstein
                                                                            International
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    14,948,095   $   8,207,817
  Net realized gain (loss) on investments.......................        22,043,036     109,504,111
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (460,109,720)    (27,665,577)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........      (423,118,589)     90,046,351
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        43,183,688      52,399,597
    Transfers between funds and guaranteed interest account,
      net.......................................................       (24,101,976)     (2,781,259)
    Transfers for contract benefits and terminations............       (36,987,270)    (39,479,139)
    Contract maintenance charges................................       (31,658,889)    (32,230,371)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (49,564,447)    (22,091,172)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP........................................        (1,433,592)        (15,549)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (474,116,628)     67,939,630
Net Assets -- Beginning of Period...............................       862,849,291     794,909,661
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   388,732,663   $ 862,849,291
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               146             188
  Redeemed......................................................              (438)           (306)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              (292)           (118)
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                55              64
  Redeemed......................................................               (69)            (41)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (14)             23
                                                                   ---------------   -------------


                                                                        EQ/AllianceBernstein
                                                                          Small Cap Growth
                                                                 -----------------------------------
                                                                        2008              2007
                                                                 -----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $      (936,880)   $  (1,213,538)
  Net realized gain (loss) on investments.......................       (1,638,412)      46,708,591
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (106,250,332)      (9,271,779)
                                                                  ---------------    -------------
  Net increase (decrease) in net assets from operations.........     (108,825,624)      36,223,274
                                                                  ---------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       16,311,740       20,647,316
    Transfers between funds and guaranteed interest account,
      net.......................................................       (6,533,974)     (16,469,190)
    Transfers for contract benefits and terminations............      (11,972,472)     (11,509,351)
    Contract maintenance charges................................       (9,937,495)     (10,303,803)
                                                                  ---------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (12,132,201)     (17,635,028)
                                                                  ---------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (58,001)         (20,848)
                                                                  ---------------    -------------
Increase (Decrease) in Net Assets...............................     (121,015,826)      18,567,398
Net Assets -- Beginning of Period...............................      250,686,179      232,118,781
                                                                  ---------------    -------------
Net Assets -- End of Period.....................................  $   129,670,353    $ 250,686,179
                                                                  ===============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               68               84
  Redeemed......................................................             (125)            (150)
                                                                  ---------------    -------------
  Net Increase (Decrease).......................................              (57)             (66)
                                                                  ---------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               23               19
  Redeemed......................................................              (36)             (42)
                                                                  ---------------    -------------
  Net Increase (Decrease).......................................              (13)             (23)
                                                                  ---------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/Ariel                 EQ/AXA Rosenberg VIT
                                                                         Appreciation II            Value Long/Short Equity
                                                                  ----------------------------- -------------------------------
                                                                        2008           2007           2008            2007
                                                                  ---------------- ------------ --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   14,908      $   2,592    $    (45,930)    $   236,730
  Net realized gain (loss) on investments.......................      (102,997)         2,509        (254,068)         44,587
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (463,422)       (64,584)       (492,908)        147,968
                                                                    ----------      ---------    ------------     -----------
  Net increase (decrease) in net assets from operations.........      (551,511)       (59,483)       (792,906)        429,285
                                                                    ----------      ---------    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       153,760        149,381       1,615,196       1,900,789
    Transfers between funds and guaranteed interest account,
      net.......................................................     1,142,692        590,215      (2,921,205)       (227,121)
    Transfers for contract benefits and terminations............       (12,764)           (53)       (639,478)       (745,057)
    Contract maintenance charges................................       (48,283)       (16,189)       (718,142)       (668,291)
                                                                    ----------      ---------    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................     1,235,405        723,354      (2,663,629)        260,320
                                                                    ----------      ---------    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           394            (97)       (348,352)        100,152
                                                                    ----------      ---------    ------------     -----------
Increase (Decrease) in Net Assets...............................       684,288        663,774      (3,804,887)        789,757
Net Assets -- Beginning of Period...............................       704,236         40,462      16,097,679      15,307,922
                                                                    ----------      ---------    ------------     -----------
Net Assets -- End of Period.....................................    $1,388,524      $ 704,236    $ 12,292,792     $16,097,679
                                                                    ==========      =========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            19              5              --              --
  Redeemed......................................................            (4)            --              --              --
                                                                    ----------      ---------    ------------     -----------
  Net Increase (Decrease).......................................            15              5              --              --
                                                                    ----------      ---------    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             3              2              70              54
  Redeemed......................................................            (1)            --             (94)            (52)
                                                                    ----------      ---------    ------------     -----------
  Net Increase (Decrease).......................................             2              2             (24)              2
                                                                    ----------      ---------    ------------     -----------


                                                                             EQ/BlackRock
                                                                          Basic Value Equity
                                                                  -----------------------------------
                                                                        2008              2007
                                                                  ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $   2,085,130     $  1,322,070
  Net realized gain (loss) on investments.......................      (1,719,819)      22,394,604
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (73,211,981)     (21,732,071)
                                                                   -------------     ------------
  Net increase (decrease) in net assets from operations.........     (72,846,670)       1,984,603
                                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      15,322,544       18,333,112
    Transfers between funds and guaranteed interest account,
      net.......................................................      (2,107,239)     (11,263,303)
    Transfers for contract benefits and terminations............      (9,981,844)      (9,702,807)
    Contract maintenance charges................................      (9,259,837)      (9,738,549)
                                                                   -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (6,026,376)     (12,371,547)
                                                                   -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................        (107,000)              --
                                                                   -------------     ------------
Increase (Decrease) in Net Assets...............................     (78,980,046)     (10,386,944)
Net Assets -- Beginning of Period...............................     202,854,778      213,241,722
                                                                   -------------     ------------
Net Assets -- End of Period.....................................   $ 123,874,732     $202,854,778
                                                                   =============     ============7
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              36               19
  Redeemed......................................................             (10)              (8)
                                                                   -------------     ------------
  Net Increase (Decrease).......................................              26               11
                                                                   -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              66               63
  Redeemed......................................................            (114)            (115)
                                                                   -------------     ------------
  Net Increase (Decrease).......................................             (48)             (52)
                                                                   -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/BlackRock
                                                                         International Value
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     2,907,875   $   3,112,667
  Net realized gain (loss) on investments.......................         1,876,399      30,768,671
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (93,222,321)    (14,531,043)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........       (88,438,047)     19,350,295
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        15,066,805      18,094,361
    Transfers between funds and guaranteed interest account,
      net.......................................................       (13,421,059)     (3,557,351)
    Transfers for contract benefits and terminations............        (8,972,130)     (7,929,250)
    Contract maintenance charges................................        (7,810,987)     (8,005,438)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (15,137,371)     (1,397,678)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (300,000)           (135)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (103,875,418)     17,952,482
Net Assets -- Beginning of Period...............................       213,557,543     195,605,061
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   109,682,125   $ 213,557,543
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                21              27
  Redeemed......................................................               (16)            (10)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................                 5              17
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                95             133
  Redeemed......................................................              (204)           (161)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................              (109)            (28)
                                                                   ---------------   -------------



                                                                          EQ/Boston Advisors
                                                                            Equity Income
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    195,309       $  110,961
  Net realized gain (loss) on investments.......................        (282,268)         460,638
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,522,435)        (483,105)
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations.........      (2,609,394)          88,494
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,399,757        1,434,632
    Transfers between funds and guaranteed interest account,
      net.......................................................       3,904,679        1,750,805
    Transfers for contract benefits and terminations............        (239,207)         (87,404)
    Contract maintenance charges................................        (492,361)        (280,926)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       4,572,868        2,817,107
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             250           (1,435)
                                                                    ------------       ----------
Increase (Decrease) in Net Assets...............................       1,963,724        2,904,166
Net Assets -- Beginning of Period...............................       6,141,375        3,237,209
                                                                    ------------       ----------
Net Assets -- End of Period.....................................    $  8,105,099       $6,141,375
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              44               19
  Redeemed......................................................             (13)              (2)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              31               17
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              29               13
  Redeemed......................................................              (5)              (4)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              24                9
                                                                    ------------       ----------


                                                                              EQ/Calvert
                                                                         Socially Responsible
                                                                    -------------------------------
                                                                          2008            2007
                                                                    ---------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (699)     $    (68)
  Net realized gain (loss) on investments.......................      (145,430)       51,310
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (238,510)       (8,173)
                                                                    ----------      --------
  Net increase (decrease) in net assets from operations.........      (384,639)       43,069
                                                                    ----------      --------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       141,856        76,867
    Transfers between funds and guaranteed interest account,
      net.......................................................       (43,556)      506,175
    Transfers for contract benefits and terminations............       (46,977)      (58,338)
    Contract maintenance charges................................       (45,915)      (18,444)
                                                                    ----------      --------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         5,408       506,260
                                                                    ----------      --------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         4,999            --
                                                                    ----------      --------
Increase (Decrease) in Net Assets...............................      (374,232)      549,329
Net Assets -- Beginning of Period...............................       864,458       315,129
                                                                    ----------      --------
Net Assets -- End of Period.....................................    $  490,226      $864,458
                                                                    ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --            --
  Redeemed......................................................            --            --
                                                                    ----------      --------
  Net Increase (Decrease).......................................            --            --
                                                                    ----------      --------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             6             6
  Redeemed......................................................            (6)           (1)
                                                                    ----------      --------
  Net Increase (Decrease).......................................            --             5
                                                                    ----------      --------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Capital
                                                                          Guardian Growth
                                                                  --------------------------------
                                                                         2008            2007
                                                                  ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (21,863)     $  (32,071)
  Net realized gain (loss) on investments........................       (435,514)        215,468
  Change in unrealized appreciation (depreciation) on
    investments........... ......................................     (2,465,994)        (42,095)
                                                                    ------------      ----------
 Net increase (decrease) in net assets from operations...........     (2,923,371)        141,302
                                                                    ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        481,156         487,035
    Transfers between funds and guaranteed interest account,
      net........................................................        (61,276)      3,104,279
    Transfers for contract benefits and terminations.............       (995,326)       (190,717)
    Contract maintenance charges.................................       (267,073)       (177,424)
                                                                    ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       (842,519)      3,223,173
                                                                    ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (60,000)             --
                                                                    ------------      ----------
Increase (Decrease) in Net Assets................................     (3,825,890)      3,364,475
Net Assets -- Beginning of Period................................      7,762,168       4,397,693
                                                                    ------------      ----------
Net Assets -- End of Period......................................   $  3,936,278      $7,762,168
                                                                    ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              6               3
  Redeemed.......................................................             (6)             --
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             --               3
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             42              40
  Redeemed.......................................................            (54)            (10)
                                                                    ------------     -----------
  Net Increase (Decrease)........................................            (12)             30
                                                                    ------------     -----------



                                                                               EQ/Capital
                                                                          Guardian Research (a)
                                                                  ------------------------------------- -
                                                                         2008               2007
                                                                  ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     524,515      $    938,311
 Net realized gain (loss) on investments.........................       4,190,157         8,989,168
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (60,515,259)      (13,518,007)
                                                                    -------------      ------------
 Net increase (decrease) in net assets from operations...........     (55,800,587)       (3,590,528)
                                                                    -------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................      10,199,094         8,955,906
  Transfers between funds and guaranteed interest account,
   net...........................................................     (12,816,878)       68,160,275
  Transfers for contract benefits and terminations...............      (9,369,864)       (4,796,089)
  Contract maintenance charges...................................      (6,479,068)       (5,576,526)
                                                                    -------------      ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     (18,466,716)       66,743,566
                                                                    -------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................        (420,001)          254,994
                                                                    -------------      ------------
Increase (Decrease) in Net Assets................................     (74,687,304)       63,408,032
Net Assets -- Beginning of Period................................     153,357,954        89,949,922
                                                                    -------------      ------------
Net Assets -- End of Period......................................   $  78,670,650      $153,357,954
                                                                    =============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................               9                65
 Redeemed........................................................             (10)                 (5)
                                                                    -------------      ---------------
 Net Increase (Decrease).........................................                (1)             60
                                                                    ----------------   --------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              46               494
 Redeemed........................................................            (198)             (134)
                                                                    ---------------    --------------
 Net Increase (Decrease).........................................            (152)              360
                                                                    ---------------    --------------



                                                                       EQ/Caywood-Scholl
                                                                        High Yield Bond
                                                                  ---------------------------
                                                                       2008          2007
                                                                  ------------   ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $  301,291    $  186,622
  Net realized gain (loss) on investments.......................      (347,882)      (57,021)
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (822,396)     (113,534)
                                                                    ----------    ----------
  Net increase (decrease) in net assets from operations.........      (868,987)       16,067
                                                                    ----------    ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       672,904       563,807
    Transfers between funds and guaranteed interest account,
      net.......................................................     1,940,358     1,428,390
    Transfers for contract benefits and terminations............       (80,816)      (12,672)
    Contract maintenance charges................................      (196,707)      (72,977)
                                                                    ----------   -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................     2,335,739     1,906,548
                                                                    ----------   -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................            --          (582)
                                                                    ----------   -----------
Increase (Decrease) in Net Assets...............................     1,466,752     1,922,033
Net Assets -- Beginning of Period...............................     2,062,601       140,568
                                                                    ----------   -----------
Net Assets -- End of Period.....................................    $3,529,353   $ 2,062,601
                                                                    ==========   ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --            --
  Redeemed......................................................            --            --
                                                                    ----------   -----------
  Net Increase (Decrease).......................................            --            --
                                                                    ----------   -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................            48            42
  Redeemed......................................................           (25)          (23)
                                                                    ----------   -----------
  Net Increase (Decrease).......................................            23            19
                                                                    ----------   -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/Equity 500 Index
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     8,732,341   $   8,056,013
  Net realized gain (loss) on investments.......................         3,971,897      40,017,259
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (285,887,312)    (12,295,673)
                                                                   ---------------   -------------
  Net increase (decrease) in net assets from operations.........      (273,183,074)     35,777,599
                                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        48,119,158      60,309,665
    Transfers between funds and guaranteed interest account,
      net.......................................................        (3,066,082)    (18,178,443)
    Transfers for contract benefits and terminations............       (36,296,404)    (47,662,604)
    Contract maintenance charges................................       (35,065,398)    (35,932,482)
                                                                   ---------------   -------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (26,308,726)    (41,463,864)
                                                                   ---------------   -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           (60,000)           (447)
                                                                   ---------------   -------------
Increase (Decrease) in Net Assets...............................      (299,551,800)     (5,686,712)
Net Assets -- Beginning of Period...............................       750,270,052     755,956,764
                                                                   ---------------   -------------
Net Assets -- End of Period.....................................   $   450,718,252   $ 750,270,052
                                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               171             131
  Redeemed......................................................              (245)           (239)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (74)           (108)
                                                                   ---------------   -------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                95              98
  Redeemed......................................................              (136)           (122)
                                                                   ---------------   -------------
  Net Increase (Decrease).......................................               (41)            (24)
                                                                   ---------------   -------------


                                                                            EQ/Evergreen
                                                                         International Bond
                                                                  --------------------------------
                                                                        2008            2007
                                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $  5,020,369      $ 150,689
  Net realized gain (loss) on investments.........................      (312,855)        40,113
  Change in unrealized appreciation (depreciation) on
    investments....................................................    (4,458,311)         4,630
                                                                   ------------      ---------
  Net increase (decrease) in net assets from operations...........       249,203        195,432
                                                                   ------------      ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners..........................     2,487,831        315,192
    Transfers between funds and guaranteed interest account,
      net...........................................................    22,358,072      5,738,626
    Transfers for contract benefits and terminations...............      (930,795)        (6,438)
    Contract maintenance charges...................................    (1,059,517)       (73,839)
                                                                   ------------      ---------
Net increase (decrease) in net assets from contractowners
  transactions....................................................    22,855,591      5,973,541
                                                                   ------------      ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................         1,001         (2,813)
                                                                   ------------      ---------
Increase (Decrease) in Net Assets................................    23,105,795      6,166,160
Net Assets -- Beginning of Period................................     6,435,999        269,839
                                                                   ------------      ---------
Net Assets -- End of Period......................................  $ 29,541,794      $6,435,999
                                                                   ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................           283             57
  Redeemed........................................................          (137)              (9)
                                                                   ------------      ------------
  Net Increase (Decrease).........................................           146             48
                                                                   ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            69              8
  Redeemed........................................................           (21)              (1)
                                                                   ------------      ------------
  Net Increase (Decrease).........................................            48              7
                                                                   ------------      -----------


                                                                           EQ/Evergreen Omega
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  -----------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     17,440        $   (49,525)
  Net realized gain (loss) on investments.......................        (338,829)           880,743
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (3,222,041)           (38,961)
                                                                    ------------        -----------
  Net increase (decrease) in net assets from operations.........      (3,543,430)           792,257
                                                                    ------------        -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         633,489          1,182,145
    Transfers between funds and guaranteed interest account,
      net.......................................................          36,797          3,997,076
    Transfers for contract benefits and terminations............        (454,466)          (543,669)
    Contract maintenance charges................................        (487,789)          (388,481)
                                                                    ------------        -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (271,969)         4,247,071
                                                                    ------------        -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (75,001)                --
                                                                    ------------        -----------
Increase (Decrease) in Net Assets...............................      (3,890,400)         5,039,328
Net Assets -- Beginning of Period...............................      13,765,253          8,725,925
                                                                    ------------        -----------
Net Assets -- End of Period.....................................    $  9,874,853        $13,765,253
                                                                    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               2                  3
  Redeemed......................................................              (1)                (1)
                                                                    ------------        -----------
  Net Increase (Decrease).......................................               1                  2
                                                                    ------------        -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              50                 64
  Redeemed......................................................             (50)               (28)
                                                                    ------------        -----------
  Net Increase (Decrease).......................................              --                 36
                                                                    ------------        -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/GAMCO Mergers
                                                                          and Acquisitions
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................     $    8,453        $  13,442
  Net realized gain (loss) on investments.......................         (1,614)         100,132
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (573,981)        (154,529)
                                                                     ----------       ----------
  Net increase (decrease) in net assets from operations.........       (567,142)         (40,955)
                                                                     ----------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        677,734          476,818
    Transfers between funds and guaranteed interest account,
      net.......................................................      1,604,833        2,039,343
    Transfers for contract benefits and terminations............        (94,740)         (54,110)
    Contract maintenance charges................................       (165,765)         (61,837)
                                                                     ----------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      2,022,062        2,400,214
                                                                     ----------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --           (1,394)
                                                                     ----------       ----------
Increase (Decrease) in Net Assets...............................      1,454,920        2,357,865
Net Assets -- Beginning of Period...............................      2,454,294           96,429
                                                                     ----------       ----------
Net Assets -- End of Period......................................    $3,909,214       $2,454,294
                                                                     ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................           --               --
  Redeemed........................................................           --               --
                                                                     ----------       ----------
  Net Increase (Decrease).........................................           --               --
                                                                     ----------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           30               30
  Redeemed........................................................           (9)              (7)
                                                                     ------------     ----------
  Net Increase (Decrease).........................................           21               23
                                                                     -----------      ----------

                                                                             EQ/GAMCO
                                                                        Small Company Value
                                                                  -------------------------------
                                                                        2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $     99,045     $    63,243
  Net realized gain (loss) on investments.........................      (111,198)        887,618
  Change in unrealized appreciation (depreciation) on
    investments...................................................    (9,327,813)       (796,459)
                                                                    ------------     -----------
  Net increase (decrease) in net assets from operations...........    (9,339,966)        154,402
                                                                    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     4,877,268       4,115,445
    Transfers between funds and guaranteed interest account,
      net.........................................................    12,381,533      12,642,732
    Transfers for contract benefits and terminations..............      (561,719)       (238,685)
    Contract maintenance charges..................................    (1,519,043)       (700,822)
                                                                    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................    15,178,039      15,818,670
                                                                    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................         1,600          (4,169)
                                                                    ------------     -----------
Increase (Decrease) in Net Assets................................      5,839,673      15,968,903
Net Assets -- Beginning of Period................................     20,203,791       4,234,888
                                                                    ------------     -----------
Net Assets -- End of Period......................................   $ 26,043,464     $20,203,791
                                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            --              --
  Redeemed........................................................            --              --
                                                                    ------------     -----------
  Net Increase (Decrease).........................................            --              --
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           199             159
  Redeemed........................................................           (48)            (21)
                                                                    ------------     -----------
  Net Increase (Decrease).........................................           151             138
                                                                    ------------     -----------


                                                                          EQ/International
                                                                              Core PLUS
                                                                --------------------------------------
                                                                       2008                 2007
                                                                ------------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $     234,281        $   (18,487)
  Net realized gain (loss) on investments........................     (1,558,045)         4,329,328
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (9,198,184)        (2,334,997)
                                                                   -------------        -----------
  Net increase (decrease) in net assets from operations..........    (10,521,948)         1,975,844
                                                                   -------------        -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      1,866,427          1,226,119
    Transfers between funds and guaranteed interest account,
      net........................................................      7,880,568          1,888,586
    Transfers for contract benefits and terminations.............       (502,685)          (851,110)
    Contract maintenance charges.................................       (690,155)          (428,120)
                                                                   -------------        -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      8,554,155          1,835,475
                                                                   -------------        -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (199,673)                --
                                                                   -------------        -----------
Increase (Decrease) in Net Assets...............................      (2,167,466)         3,811,319
Net Assets -- Beginning of Period...............................      16,916,325         13,105,006
                                                                   -------------        -----------
Net Assets -- End of Period.....................................   $  14,748,859        $16,916,325
                                                                   =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              9                  2
  Redeemed.......................................................             (2)                (1)
                                                                  ----------------     ------------
  Net Increase (Decrease)........................................              7                  1
                                                                  ---------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             92                 41
  Redeemed.......................................................            (40)               (31)
                                                                  ---------------      ------------
  Net Increase (Decrease)........................................             52                 10
                                                                  ---------------      ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                         EQ/International
                                                                              Growth
                                                                  -------------------------------
                                                                        2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     77,440     $    25,782
  Net realized gain (loss) on investments........................       (962,250)        373,181
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (5,280,077)       (134,454)
                                                                    ------------     -----------
  Net increase (decrease) in net assets from operations..........     (6,164,887)        264,509
                                                                    ------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      1,715,627       1,097,284
    Transfers between funds and guaranteed interest account,
      net........................................................      5,205,920       9,097,500
    Transfers for contract benefits and terminations.............       (257,505)        (32,096)
    Contract maintenance charges.................................       (618,397)       (159,107)
                                                                    ------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      6,045,645      10,003,581
                                                                    ------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          5,001            (355)
                                                                    ------------     -----------
Increase (Decrease) in Net Assets................................       (114,241)     10,267,735
Net Assets -- Beginning of Period................................     10,346,580          78,845
                                                                    ------------     -----------
Net Assets -- End of Period......................................   $ 10,232,339     $10,346,580
                                                                    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             --              --
  Redeemed.......................................................             --              --
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             --              --
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            116             115
  Redeemed.......................................................            (55)            (21)
                                                                    ------------     -----------
  Net Increase (Decrease)........................................             61              94
                                                                    ------------     -----------


                                                                             EQ/JPMorgan
                                                                            Core Bond (g)
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $   2,269,424     $  2,525,768
  Net realized gain (loss) on investments........................      (1,352,739)        (147,569)
  Change in unrealized appreciation (depreciation) on
    investments..................................................      (6,500,520)        (800,982)
                                                                    -------------     ------------
  Net increase (decrease) in net assets from operations..........      (5,583,835)       1,577,217
                                                                    -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       8,007,072       10,145,646
    Transfers between funds and guaranteed interest account,
      net........................................................      (7,308,836)       7,157,848
    Transfers for contract benefits and terminations.............      (2,965,466)      (3,678,345)
    Contract maintenance charges.................................      (3,421,088)      (3,256,180)
                                                                    -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (5,688,318)      10,368,969
                                                                    -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (124,999)           4,929
                                                                    -------------     ------------
Increase (Decrease) in Net Assets................................     (11,397,152)      11,951,115
Net Assets -- Beginning of Period................................      61,717,837       49,766,722
                                                                    -------------     ------------
Net Assets -- End of Period......................................   $  50,320,685     $ 61,717,837
                                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................             22               53
  Redeemed........................................................            (28)             (14)
                                                                    -------------     ------------
  Net Increase (Decrease).........................................             (6)              39
                                                                    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................             34               86
  Redeemed........................................................            (69)             (45)
                                                                    -------------     ------------
  Net Increase (Decrease)........................................ .           (35)              41
                                                                    -------------     ------------



                                                                              EQ/JPMorgan
                                                                           Value Opportunities
                                                                  -------------------------------------
                                                                         2008               2007
                                                                  ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    424,768       $   429,850
  Net realized gain (loss) on investments........................     (2,721,909)        8,421,064
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (13,551,374)       (9,487,928)
                                                                    ------------       -----------
  Net increase (decrease) in net assets from operations..........    (15,848,515)         (637,014)
                                                                    ------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      2,755,151         3,413,708
    Transfers between funds and guaranteed interest account,
      net........................................................     (3,687,336)          121,337
    Transfers for contract benefits and terminations.............     (2,196,222)       (2,010,585)
    Contract maintenance charges.................................     (1,800,756)       (1,930,192)
                                                                    ------------      ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (4,929,163)         (405,732)
                                                                    ------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (133,000)              (27)
                                                                    ------------      ------------
Increase (Decrease) in Net Assets................................    (20,910,678)       (1,042,773)
Net Assets -- Beginning of Period................................     42,404,842        43,447,615
                                                                    ------------      ------------
Net Assets -- End of Period......................................   $ 21,494,164      $ 42,404,842
                                                                    ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              1                 5
  Redeemed.......................................................             (2)               (1)
                                                                    ------------      ------------
  Net Increase (Decrease)........................................             (1)                4
                                                                    ------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             22                53
  Redeemed.......................................................            (58)              (58)
                                                                    ------------      ------------
  Net Increase (Decrease)........................................            (36)               (5)
                                                                    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Large Cap
                                                                               Core PLUS
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (22,455)     $    87,693
  Net realized gain (loss) on investments........................       (919,738)       3,317,801
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (3,562,832)      (3,011,729)
                                                                    ------------      -----------
  Net increase (decrease) in net assets from operations..........     (4,505,025)         393,765
                                                                    ------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        796,778          721,171
    Transfers between funds and guaranteed interest account,
      net........................................................       (253,885)        (101,983)
    Transfers for contract benefits and terminations.............       (619,214)        (646,641)
    Contract maintenance charges.................................       (475,488)        (459,766)
                                                                    ------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       (551,809)        (487,219)
                                                                    ------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (188,749)
                                                                    ------------      -----------
Increase (Decrease) in Net Assets................................     (5,245,583)         (93,454)
Net Assets -- Beginning of Period................................     12,546,566       12,640,020
                                                                    ------------      -----------
Net Assets -- End of Period......................................   $  7,300,983      $12,546,566
                                                                    ============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              3                2
  Redeemed.......................................................             (1)              (2)
                                                                    ------------      -----------
  Net Increase (Decrease)........................................              2               --
                                                                    ------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             22               22
  Redeemed.......................................................            (29)             (27)
                                                                    ------------      -----------
  Net Increase (Decrease)........................................             (7)              (5)
                                                                    ------------      -----------


                                                                              EQ/Large Cap
                                                                              Growth Index
                                                                  ------------------------------------- -
                                                                         2008               2007
                                                                  ------------------ ------------------ -
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (328,844)      $  (576,251)
  Net realized gain (loss) on investments........................        (741,882)        2,024,297
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (42,772,545)       12,200,683
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations..........     (43,843,271)       13,648,729
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      11,782,707        12,680,969
    Transfers between funds and guaranteed interest account,
      net........................................................       1,704,093        (2,412,360)
    Transfers for contract benefits and terminations.............      (5,520,824)       (4,926,900)
    Contract maintenance charges.................................      (6,991,671)       (7,006,981)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................         974,305        (1,665,272)
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (19,000)               --
                                                                    -------------       -----------
Increase (Decrease) in Net Assets................................     (42,887,966)       11,983,457
Net Assets -- Beginning of Period................................     118,470,960       106,487,503
                                                                    -------------       -----------
Net Assets -- End of Period......................................   $  75,582,994       $118,470,960
                                                                    =============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             14                11
  Redeemed.......................................................             (7)               (6)
                                                                    -------------    --------------
  Net Increase (Decrease)........................................              7                 5
                                                                    -------------     -------------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           193               146
  Redeemed........................................................          (197)             (186)
                                                                    -------------     -------------
  Net Increase (Decrease).........................................            (4)            (40)
                                                                    -------------    -------------


                                                                             EQ/Large Cap
                                                                              Growth PLUS
                                                                  -----------------------------------
                                                                        2008             2007
                                                                  -----------------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $   (605,388)    $   (285,499)
  Net realized gain (loss) on investments........................      1,010,527        4,185,244
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (69,853,979)      20,049,367
                                                                    ------------     ------------
  Net increase (decrease) in net assets from operations..........    (69,448,840)      23,949,112
                                                                    ------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     15,506,160       17,060,170
    Transfers between funds and guaranteed interest account,
      net........................................................     (4,227,408)      (2,998,745)
    Transfers for contract benefits and terminations.............    (10,446,521)      (8,836,058)
    Contract maintenance charges.................................    (10,257,693)     (10,406,010)
                                                                    ------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (9,425,462)      (5,180,643)
                                                                    ------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................       (45,754)             112
                                                                    ------------     ------------
Increase (Decrease) in Net Assets................................    (78,920,056)      18,768,581
Net Assets -- Beginning of Period................................    185,341,485      166,572,904
                                                                    ------------     ------------
Net Assets -- End of Period......................................   $106,421,429     $185,341,485
                                                                    ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             11               16
  Redeemed.......................................................             (6)              (5)
                                                                    ------------     ------------
  Net Increase (Decrease)........................................              5               11
                                                                    ------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             63               82
  Redeemed.......................................................           (131)            (126)
                                                                    ------------     ------------
  Net Increase (Decrease)........................................            (68)             (44)
                                                                    ------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Large Cap
                                                                             Value Index
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................    $    32,018       $  (1,839)
  Net realized gain (loss) on investments........................       (365,108)         37,967
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (1,239,085)       (155,934)
                                                                    ------------       ---------
  Net increase (decrease) in net assets from operations..........     (1,572,175)       (119,806)
                                                                    ------------       ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................        458,845         256,474
    Transfers between funds and guaranteed interest account,
      net........................................................      1,113,079       1,423,835
    Transfers for contract benefits and terminations.............        (20,212)         (8,757)
    Contract maintenance charges.................................       (114,028)        (55,857)
                                                                    ------------       ---------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      1,437,684       1,615,695
                                                                    ------------       ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................             --            (631)
                                                                    ------------       ---------
Increase (Decrease) in Net Assets................................       (134,491)      1,495,258
Net Assets -- Beginning of Period................................      1,781,483         286,225
                                                                    ------------       ---------
Net Assets -- End of Period......................................   $  1,646,992       $1,781,483
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             25              13
  Redeemed.......................................................             (8)             (1)
                                                                    ------------    ------------
  Net Increase (Decrease)........................................             17              12
                                                                    ------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              7               5
  Redeemed.......................................................             (2)             (2)
                                                                    ------------    ------------
  Net Increase (Decrease)........................................              5               3
                                                                    ------------     -----------


                                                                             EQ/Large Cap
                                                                          Value PLUS (d) (i)
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................  $    14,726,253   $    10,284,654
 Net realized gain (loss) on investments.........................      (32,039,818)       89,552,437
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (295,320,703)     (141,890,296)
                                                                   ---------------   ---------------
 Net increase (decrease) in net assets from operations...........     (312,634,268)      (42,053,205)
                                                                   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................       55,670,709        42,605,297
  Transfers between funds and guaranteed interest account,
   net...........................................................      (60,294,344)      512,948,603
  Transfers for contract benefits and terminations...............      (37,455,424)      (22,488,419)
  Contract maintenance charges...................................      (36,110,257)      (23,027,853)
                                                                   ---------------   ---------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (78,189,316)      510,037,628
                                                                   ---------------   ---------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................         (743,051)          490,247
                                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................................     (391,566,635)      468,474,670
Net Assets -- Beginning of Period................................      774,805,619       306,330,949
                                                                   ---------------   ---------------
Net Assets -- End of Period......................................  $   383,238,984   $   774,805,619
                                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              131             3,766
 Redeemed........................................................             (634)             (422)
                                                                   ---------------   ---------------
 Net Increase (Decrease).........................................             (503)            3,344
                                                                   ---------------   ---------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................               43               829
 Redeemed........................................................             (143)           (1,240)
                                                                   ---------------   ---------------
 Net Increase (Decrease).........................................             (100)             (411)
                                                                   ---------------   ---------------



                                                                     EQ/Long             EQ/Long
                                                                    Term Bond           Term Bond
                                                                 ----------------    ----------------
                                                                       2008                2007
                                                                 ----------------    ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................   $ 154,453          $   49,323
  Net realized gain (loss) on investments.........................       5,426               3,020
  Change in unrealized appreciation (depreciation) on
    investments...................................................       7,196              17,805
                                                                    ----------          ----------
  Net increase (decrease) in net assets from operations...........     167,075              70,148
                                                                    ----------          ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     555,376             218,193
    Transfers between funds and guaranteed interest account,
      net.........................................................   1,227,728           1,092,191
    Transfers for contract benefits and terminations..............     (22,520)            (23,667)
    Contract maintenance charges..................................    (144,857)            (36,571)
                                                                    ----------          ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................   1,615,727           1,250,146
                                                                    ----------          ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................          --                (105)
                                                                    ----------          ----------
Increase (Decrease) in Net Assets................................    1,782,802           1,320,189
Net Assets -- Beginning of Period................................    1,385,973              65,784
                                                                    ----------          ----------
Net Assets -- End of Period......................................   $3,168,775          $1,385,973
                                                                    ==========          ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................          19                   7
  Redeemed........................................................          (9)                 --
                                                                    ----------          ----------
  Net Increase (Decrease).........................................          10                   7
                                                                    ----------          ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................           8                   7
  Redeemed........................................................          (4)                 (1)
                                                                    ----------          ----------
 Net Increase (Decrease).........................................            4                   6
                                                                    ----------          ----------

-------
The accompanying notes are an integral part of these financial statements.


                                      A-50
PAGE>

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/Lord Abbett
                                                                        Growth and Income
                                                                  ------------------------------
                                                                        2008           2007
                                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $   17,869      $  6,919
  Net realized gain (loss) on investments.........................     (76,761)       23,761
  Change in unrealized appreciation (depreciation) on
   investments....................................................    (381,127)      (34,133)
                                                                    ----------      --------
  Net increase (decrease) in net assets from operations...........    (440,019)       (3,453)
                                                                    ----------      --------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................     259,249       147,828
    Transfers between funds and guaranteed interest account,
      net.........................................................     612,984       460,892
    Transfers for contract benefits and terminations..............     (16,361)       (3,838)
    Contract maintenance charges..................................     (80,083)      (25,920)
                                                                    ----------      --------
Net increase (decrease) in net assets from contractowners
  transactions....................................................     775,789       578,962
                                                                    ----------      --------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................       4,674            20
                                                                    ----------      --------
Increase (Decrease) in Net Assets................................      340,444       575,529
Net Assets -- Beginning of Period................................      655,026        79,497
                                                                    ----------      --------
Net Assets -- End of Period......................................   $  995,470      $655,026
                                                                    ==========      ========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            9             4
  Redeemed........................................................             (3)         --
                                                                    -------------   --------
  Net Increase (Decrease).........................................            6             4
                                                                    ------------    --------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            3             3
  Redeemed........................................................             (1)           (1)
                                                                    -------------   -----------
  Net Increase (Decrease).........................................            2             2
                                                                    ------------    ----------


                                                                            EQ/Lord Abbett
                                                                            Large Cap Core
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $     42,712       $   10,888
  Net realized gain (loss) on investments.........................      (209,740)          49,203
  Change in unrealized appreciation (depreciation) on
    investments...................................................    (1,038,192)         (39,426)
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations...........    (1,205,220)          20,665
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.........................       578,270          365,950
    Transfers between funds and guaranteed interest account,
      net.........................................................     3,312,919        1,212,311
    Transfers for contract benefits and terminations..............      (100,202)          (3,379)
    Contract maintenance charges..................................      (177,371)         (26,473)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................     3,613,616        1,548,409
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................            --              18
                                                                    ------------       ----------
Increase (Decrease) in Net Assets.................................     2,408,396        1,569,092
Net Assets -- Beginning of Period.................................     1,592,241           23,149
                                                                    ------------       ----------
Net Assets -- End of Period.......................................  $  4,000,637       $1,592,241
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            39              12
  Redeemed........................................................           (10)             (1)
                                                                    ------------       ----------
  Net Increase (Decrease).........................................            29              11
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            11               4
  Redeemed........................................................            (1)             --
                                                                    ------------       ----------
  Net Increase (Decrease).........................................            10               4
                                                                    ------------       ----------


                                                                           EQ/Lord Abbett
                                                                          Mid Cap Value (f)
                                                                  --------------------------------
                                                                        2008            2007
                                                                  -------------     --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $   251,156     $    145,643
 Net realized gain (loss) on investments.........................    (1,113,585)       1,403,871
 Change in unrealized appreciation (depreciation) on
  investments....................................................    (8,086,968)      (2,268,382)
                                                                    -----------     ------------
 Net increase (decrease) in net assets from operations...........    (8,949,397)        (718,868)
                                                                    -----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................     2,525,979        1,302,904
  Transfers between funds and guaranteed interest account,
   net...........................................................      (613,833)      22,971,065
  Transfers for contract benefits and terminations...............      (885,638)        (229,633)
  Contract maintenance charges...................................    (1,178,588)        (489,171)
                                                                    -----------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (152,080)      23,555,165
                                                                    -----------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................       (65,002)         107,561
                                                                    -----------     ------------
Increase (Decrease) in Net Assets................................    (9,166,479)      22,943,858
Net Assets -- Beginning of Period................................    23,092,068          148,210
                                                                    -----------     ------------
Net Assets -- End of Period......................................   $13,925,589     $ 23,092,068
                                                                    ===========     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            54              283
 Redeemed........................................................           (62)             (40)
                                                                   ------------     ------------
 Net Increase (Decrease).........................................            (8)             243
                                                                   ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             5                3
 Redeemed........................................................            (1)              --
                                                                   ------------     ------------
 Net Increase (Decrease).........................................             4                3
                                                                   ------------     ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                          EQ/Marsico Focus
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $     950,543     $   (292,957)
  Net realized gain (loss) on investments........................      2,407,498       22,259,898
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (79,537,808)        (715,864)
                                                                   -------------     ------------
  Net increase (decrease) in net assets from operations..........    (76,179,767)      21,251,077
                                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     16,260,470       18,918,537
    Transfers between funds and guaranteed interest account,
      net........................................................      8,423,549        1,976,599
    Transfers for contract benefits and terminations.............     (7,106,901)      (7,333,086)
    Contract maintenance charges.................................     (7,788,304)      (7,194,613)
                                                                   -------------     ------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      9,788,814        6,367,437
                                                                   -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP.........................................        (93,001)              --
                                                                   -------------     ------------
Increase (Decrease) in Net Assets................................    (66,483,954)      27,618,514
Net Assets -- Beginning of Period................................    180,384,323      152,765,809
                                                                   -------------     ------------
Net Assets -- End of Period......................................  $ 113,900,369     $180,384,323
                                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................             52               46
  Redeemed.......................................................            (18)             (14)
                                                                   -------------     ------------
  Net Increase (Decrease)........................................             34               32
                                                                   -------------     ------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            144              143
  Redeemed.......................................................           (119)            (142)
                                                                   -------------     ------------
  Net Increase (Decrease)........................................             25                1
                                                                   -------------     ------------



                                                                           EQ/Mid Cap Index
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     493,771     $    (609,365)
  Net realized gain (loss) on investments........................      (3,311,713)       21,829,815
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (62,531,630)      (11,915,221)
                                                                    -------------     -------------
  Net increase (decrease) in net assets from operations..........     (65,349,572)        9,305,229
                                                                    -------------     -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................      12,758,205        14,395,811
    Transfers between funds and guaranteed interest account,
      net........................................................      (3,765,483)         (881,343)
    Transfers for contract benefits and terminations.............      (6,239,549)       (6,639,049)
    Contract maintenance charges.................................      (5,927,426)       (5,998,479)
                                                                    -------------     -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (3,174,253)          876,940
                                                                    -------------     -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (193,000)               --
                                                                    -------------     -------------
Increase (Decrease) in Net Assets................................     (68,716,825)       10,182,169
Net Assets -- Beginning of Period................................     134,023,730       123,841,561
                                                                    -------------     -------------
Net Assets -- End of Period......................................   $  65,306,905     $ 134,023,730
                                                                    =============     =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              20                23
  Redeemed.......................................................              (9)              (13)
                                                                    -------------     -------------
  Net Increase (Decrease)........................................              11                10
                                                                    -------------     -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              94               113
  Redeemed.......................................................            (142)             (125)
                                                                    -------------     -------------
  Net Increase (Decrease).........................................            (48)              (12)
                                                                    -------------     -------------


                                                                          EQ/Mid Cap Value PLUS
                                                                   -----------------------------------
                                                                         2008               2007
                                                                   -----------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).................................    $    1,852,478      $   1,500,697
  Net realized gain (loss) on investments......................       (18,623,984)        71,769,260
  Change in unrealized appreciation (depreciation) on
    investments................................................       (74,979,932)       (77,445,774)
                                                                   --------------      -------------
  Net increase (decrease) in net assets from operations........       (91,751,438)        (4,175,817)
                                                                   --------------      -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners......................        19,391,426         27,374,027
    Transfers between funds and guaranteed interest account,
      net......................................................       (24,213,772)       (27,125,067)
    Transfers for contract benefits and terminations...........       (11,705,880)       (14,208,220)
    Contract maintenance charges...............................       (11,371,291)       (12,746,273)
                                                                   --------------      -------------
Net increase (decrease) in net assets from contractowners
  transactions.................................................       (27,899,517)       (26,705,533)
                                                                   --------------      -------------
Net increase (decrease) in amount retained by AXA Equitable
  in Separate Account FP.......................................           (65,000)            (2,619)
                                                                   --------------      -------------
Increase (Decrease) in Net Assets..............................      (119,715,955)       (30,883,969)
Net Assets -- Beginning of Period..............................       249,667,874        280,551,843
                                                                   --------------      -------------
Net Assets -- End of Period....................................    $  129,951,919      $ 249,667,874
                                                                   ==============      =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.......................................................                20                 25
  Redeemed.....................................................               (24)               (10)
                                                                   --------------      -------------
  Net Increase (Decrease)......................................                (4)                15
                                                                   --------------      -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.......................................................                69                 93
  Redeemed.....................................................              (246)              (244)
                                                                   --------------      -------------
  Net Increase (Decrease)......................................              (177)              (151)
                                                                   ----------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           EQ/Money Market
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $   8,950,425    $  17,871,172
  Net realized gain (loss) on investments........................        (52,501)        (191,197)
  Change in unrealized appreciation (depreciation) on
    investments..................................................         47,770          196,993
                                                                   -------------    -------------
  Net increase (decrease) in net assets from operations..........      8,945,694       17,876,968
                                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................    148,149,489      117,811,410
    Transfers between funds and guaranteed interest account,
      net........................................................    (53,640,608)      36,761,315
    Transfers for contract benefits and terminations.............    (49,764,257)     (49,873,961)
    Contract maintenance charges.................................    (29,908,932)     (27,840,380)
                                                                   -------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     14,835,692       76,858,384
                                                                   -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (207,725)         119,913
                                                                   -------------    -------------
Increase (Decrease) in Net Assets................................     23,573,661       94,855,265
Net Assets -- Beginning of Period................................    448,387,447      353,532,182
                                                                   -------------    -------------
Net Assets -- End of Period......................................  $ 471,961,108    $ 448,387,447
                                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................          1,116            1,615
  Redeemed.......................................................         (1,090)          (1,165)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................             26              450
                                                                   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            385              389
  Redeemed.......................................................           (304)            (403)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................             81              (14)
                                                                   -------------    -------------


                                                                             EQ/Montag &
                                                                           Caldwell Growth
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (4,379)       $   10,816
  Net realized gain (loss) on investments........................      (641,630)           30,512
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (3,355,429)          105,196
                                                                    -----------        ----------
 Net increase (decrease) in net assets from operations...........    (4,001,438)          146,524
                                                                    -----------        ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     1,154,149           320,507
    Transfers between funds and guaranteed interest account,
      net........................................................     8,591,375         4,333,664
    Transfers for contract benefits and terminations.............      (340,261)          (25,776)
    Contract maintenance charges.................................      (474,281)          (85,239)
                                                                    -----------        ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     8,930,982         4,543,156
                                                                    -----------        ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................           438                63
                                                                    -----------        ----------
Increase (Decrease) in Net Assets................................     4,929,982         4,689,743
Net Assets -- Beginning of Period................................     5,161,762           472,019
                                                                    -----------        ----------
Net Assets -- End of Period......................................   $10,091,744        $5,161,762
                                                                    ===========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................            72                31
  Redeemed.......................................................           (25)               (2)
                                                                    -----------        ----------
  Net Increase (Decrease)........................................            47                29
                                                                    -----------        ----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................            45                10
  Redeemed.......................................................            (9)               (1)
                                                                    -----------        ----------
  Net Increase (Decrease)........................................            36                 9
                                                                    -----------        ----------


                                                                         EQ/PIMCO Real Return
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------  ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    783,910       $  119,777
  Net realized gain (loss) on investments.......................       1,151,909           66,042
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (4,513,628)          74,338
                                                                    ------------       ----------
  Net increase (decrease) in net assets from operations.........      (2,577,809)         260,157
                                                                    ------------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       3,616,082          760,412
    Transfers between funds and guaranteed interest account,
      net.......................................................      26,302,199        4,420,925
    Transfers for contract benefits and terminations............      (1,173,309)         (29,273)
    Contract maintenance charges................................      (1,269,813)        (108,679)
                                                                    ------------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      27,475,159        5,043,385
                                                                    ------------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             499               --
                                                                    ------------       ----------
Increase (Decrease) in Net Assets...............................      24,897,849        5,303,542
Net Assets -- Beginning of Period...............................       5,615,508          311,966
                                                                    ------------       ----------
Net Assets -- End of Period.....................................    $ 30,513,357       $5,615,508
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --               --
  Redeemed......................................................              --               --
                                                                    ------------       ----------
  Net Increase (Decrease).......................................              --               --
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             349               57
  Redeemed......................................................            (107)              (9)
                                                                    ------------       ----------
  Net Increase (Decrease).......................................             242               48
                                                                    ------------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              EQ/Quality
                                                                               Bond PLUS
                                                                  -----------------------------------
                                                                         2008              2007
                                                                  ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $  6,652,507       $  6,067,823
  Net realized gain (loss) on investments.......................      (1,568,982)           200,171
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (14,203,456)          (739,570)
                                                                    ------------       ------------
  Net increase (decrease) in net assets from operations.........      (9,119,931)         5,528,424
                                                                    ------------       ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      10,634,962         10,616,404
    Transfers between funds and guaranteed interest account,
      net.......................................................       1,780,794         (4,501,533)
    Transfers for contract benefits and terminations............      (8,568,339)        (6,295,045)
    Contract maintenance charges................................      (7,210,812)        (6,940,845)
                                                                    ------------       ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (3,363,395)        (7,121,019)
                                                                    ------------       ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (10,000)                --
                                                                    ------------       ------------
Increase (Decrease) in Net Assets...............................     (12,493,326)        (1,592,595)
Net Assets -- Beginning of Period...............................     131,852,937        133,445,532
                                                                    ------------       ------------
Net Assets -- End of Period.....................................    $119,359,611       $131,852,937
                                                                    ============       ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             138                109
  Redeemed......................................................            (147)              (134)
                                                                    ------------       ------------
  Net Increase (Decrease).......................................              (9)               (25)
                                                                    ------------       ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              13                 16
  Redeemed......................................................             (29)               (32)
                                                                    ------------       ------------
  Net Increase (Decrease).......................................             (16)               (16)
                                                                    ------------       ------------


                                                                             EQ/Short                         EQ/Small
                                                                           Duration Bond                   Company Index
                                                                  -------------------------------   ------------------------------
                                                                        2008            2007            2008             2007
                                                                  ---------------- --------------   --------------   -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................      $  159,873       $   96,280    $      284,991   $    595,238
  Net realized gain (loss) on investments.......................         (27,376)           8,754         1,539,143      5,559,552
  Change in unrealized appreciation (depreciation) on
    investments.................................................        (215,505)         (24,468)      (20,813,018)    (7,494,643)
                                                                     -----------       ----------    --------------   ------------
  Net increase (decrease) in net assets from operations.........         (83,008)          80,566       (18,988,884)    (1,339,853)
                                                                     -----------       ----------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         327,286          159,052         5,516,788      6,741,220
    Transfers between funds and guaranteed interest account,
      net.......................................................       1,442,798        1,022,957         1,636,286      3,693,657
    Transfers for contract benefits and terminations............         (39,255)             (70)       (1,862,501)    (2,024,443)
    Contract maintenance charges................................        (101,424)         (38,702)       (2,384,851)    (2,295,789)
                                                                     -----------       ----------    --------------   ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       1,629,405        1,143,237         2,905,722      6,114,645
                                                                     -----------       ----------    --------------   ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --               --          (110,000)            --
                                                                     -----------       ----------    --------------   ------------
Increase (Decrease) in Net Assets...............................       1,546,397        1,223,803       (16,193,162)     4,774,792
Net Assets -- Beginning of Period...............................       1,285,482           61,679        53,050,911     48,276,119
                                                                     -----------       ----------    --------------   ------------
Net Assets -- End of Period.....................................     $ 2,831,879       $1,285,482    $   36,857,749   $ 53,050,911
                                                                     ===========       ==========    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              19               27                49             60
  Redeemed......................................................              (5)             (20)              (36)           (42)
                                                                     -----------       ----------    --------------   ------------
  Net Increase (Decrease).......................................              14                7                13             18
                                                                     -----------       ----------    --------------   ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               6               20                16             33
  Redeemed......................................................              (3)             (17)              (16)           (23)
                                                                     -----------       ----------    --------------   ------------
  Net Increase (Decrease).......................................               3                3                --             10
                                                                     -----------       ----------    --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/T. Rowe Price
                                                                            Growth Stock (b)
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    (125,362)     $   (48,012)
  Net realized gain (loss) on investments.......................         (289,223)       2,434,727
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (13,525,544)      (3,057,203)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations.........      (13,940,129)        (670,488)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        3,233,436        1,852,021
    Transfers between funds and guaranteed interest account,
      net.......................................................          244,974       31,917,664
    Transfers for contract benefits and terminations............       (1,429,849)        (558,218)
    Contract maintenance charges................................       (1,598,077)        (792,835)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................          450,484       32,418,632
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (116,999)         210,066
                                                                    -------------      -----------
Increase (Decrease) in Net Assets...............................      (13,606,644)      31,958,210
Net Assets -- Beginning of Period...............................       32,619,159          660,949
                                                                    -------------      -----------
Net Assets -- End of Period.....................................    $  19,012,515      $32,619,159
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                4               12
  Redeemed......................................................               (3)              (1)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................                1               11
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               68              337
  Redeemed......................................................              (64)             (34)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................                4              303
                                                                    -------------      -----------


                                                                            EQ/UBS Growth
                                                                              and Income
                                                                  ----------------------------------
                                                                         2008             2007
                                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     41,848       $  29,032
 Net realized gain (loss) on investments.........................       (205,597)         40,889
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (1,861,981)       (256,865)
                                                                    ------------       ---------
 Net increase (decrease) in net assets from operations...........     (2,025,730)       (186,944)
                                                                    ------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................        716,215         643,695
  Transfers between funds and guaranteed interest account,
   net...........................................................        442,793       3,280,566
  Transfers for contract benefits and terminations...............        (97,746)        (42,069)
  Contract maintenance charges...................................       (222,985)       (158,497)
                                                                    ------------       ---------
Net increase (decrease) in net assets from contractowners
 transactions....................................................        838,277       3,723,695
                                                                    ------------       ---------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................             --             (79)
                                                                    ------------       ---------
Increase (Decrease) in Net Assets................................     (1,187,453)      3,536,672
Net Assets -- Beginning of Period................................      4,500,457         963,785
                                                                    ------------       ---------
Net Assets -- End of Period......................................   $  3,313,004       $4,500,457
                                                                    ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................             --              --
 Redeemed........................................................             --              --
                                                                    ------------       ----------
 Net Increase (Decrease).........................................             --              --
                                                                    ------------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             19              38
 Redeemed........................................................             (9)             (4)
                                                                    ------------       ----------
 Net Increase (Decrease).........................................             10              34
                                                                    ------------       ----------



                                                                      EQ/Van Kampen Comstock
                                                                    ----------------------------
                                                                        2008           2007
                                                                    ------------    -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................    $   39,159      $   19,277
 Net realized gain (loss) on investments.........................      (133,012)         35,868
 Change in unrealized appreciation (depreciation) on
  investments....................................................      (664,233)       (127,726)
                                                                     ----------      ----------
 Net increase (decrease) in net assets from operations...........      (758,086)        (72,581)
                                                                     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................       559,588         294,339
  Transfers between funds and guaranteed interest account,
   net...........................................................       778,161         909,507
  Transfers for contract benefits and terminations...............       (39,069)           (763)
  Contract maintenance charges...................................      (122,145)        (57,399)
                                                                     ----------      ----------
Net increase (decrease) in net assets from contractowners
 transactions....................................................     1,176,535       1,145,684
                                                                     ----------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................            --            (295)
                                                                     ----------      ----------
Increase (Decrease) in Net Assets................................       418,449       1,072,808
Net Assets -- Beginning of Period................................     1,176,315         103,507
                                                                     ----------      ----------
Net Assets -- End of Period......................................    $1,594,764      $1,176,315
                                                                     ==========      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................            15               8
 Redeemed........................................................            (4)             --
                                                                     ----------      ----------
 Net Increase (Decrease).........................................            11               8
                                                                     ----------      ----------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................             5               4
 Redeemed........................................................            (1)             --
                                                                     ----------      ----------
 Net Increase (Decrease).........................................             4               4
                                                                     ----------      ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQ/Van Kampen
                                                                        Emerging Markets Equity
                                                                  ------------------------------------
                                                                         2008              2007
                                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................  $      (745,957)   $ (1,416,176)
  Net realized gain (loss) on investments.......................       28,414,954     110,094,875
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (253,802,672)      8,013,956
                                                                   ---------------    -----------
  Net increase (decrease) in net assets from operations.........     (226,133,675)    116,692,655
                                                                   --------------     -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       22,786,252      22,926,040
    Transfers between funds and guaranteed interest account,
      net.......................................................      (22,155,110)     14,349,470
    Transfers for contract benefits and terminations............      (14,817,662)    (11,779,317)
    Contract maintenance charges................................      (12,178,299)    (10,755,861)
                                                                   --------------     -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      (26,364,819)     14,740,332
                                                                   --------------     -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (373,000)             --
                                                                   --------------     -----------
Increase (Decrease) in Net Assets...............................     (252,871,494)    131,432,987
Net Assets -- Beginning of Period...............................      409,508,158     278,075,171
                                                                   --------------     -----------
Net Assets -- End of Period.....................................   $  156,636,664    $409,508,158
                                                                   ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               18              22
  Redeemed......................................................              (10)             (7)
                                                                   ---------------    -----------
  Net Increase (Decrease).......................................                8              15
                                                                   ---------------    -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              184             311
  Redeemed......................................................             (337)           (284)
                                                                   ---------------    -----------
  Net Increase (Decrease).......................................             (153)             27
                                                                   ---------------    -----------


                                                                            EQ/Van Kampen
                                                                          Mid Cap Growth (e)
                                                                  ----------------------------------
                                                                        2008              2007
                                                                  ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)....................................  $      (80,401)    $   37,155
  Net realized gain (loss) on investments.........................      (1,304,485)       669,131
  Change in unrealized appreciation (depreciation) on
    investments....................................................      (9,404,040)      (413,886)
                                                                   --------------     ----------
  Net increase (decrease) in net assets from operations...........     (10,788,926)       292,400
                                                                   --------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners..........................       2,586,628      1,125,815
    Transfers between funds and guaranteed interest account,
      net...........................................................       7,116,965     14,783,772
    Transfers for contract benefits and terminations...............        (331,348)       (81,520)
    Contract maintenance charges...................................        (972,422)      (183,635)
                                                                   --------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions....................................................       8,399,823     15,644,432
                                                                   --------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP.............................................              --            (31)
                                                                   --------------     ----------
Increase (Decrease) in Net Assets................................      (2,389,103)    15,936,801
Net Assets -- Beginning of Period................................      16,026,917         90,116
                                                                   --------------     ----------
Net Assets -- End of Period......................................  $   13,637,814     $16,026,917
                                                                   ==============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................             104            120
  Redeemed........................................................             (50)           (10)
                                                                   --------------     -----------
  Net Increase (Decrease).........................................              54            110
                                                                   --------------     -----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................              40             30
  Redeemed........................................................             (10)              (3)
                                                                   --------------     -------------
  Net Increase (Decrease).........................................              30             27
                                                                   --------------     ------------


                                                                    EQ/Van Kampen
                                                                   Real Estate (h)
                                                                         (j)
                                                                  ------------------- -----------------
                                                                         2008                2007
                                                                  ------------------  -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $   1,552,216       $   642,956
  Net realized gain (loss) on investments.......................       (8,593,354)        1,725,539
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (22,980,129)       (9,635,499)
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations.........      (30,021,267)       (7,267,004)
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        7,243,537         3,396,370
    Transfers between funds and guaranteed interest account,
      net.......................................................       (2,022,739)       83,772,432
    Transfers for contract benefits and terminations............       (2,850,230)       (1,033,001)
    Contract maintenance charges................................       (3,715,293)       (1,514,743)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (1,344,725)       84,621,058
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................         (106,037)           68,232
                                                                    -------------       -----------
Increase (Decrease) in Net Assets...............................      (31,472,029)       77,422,286
Net Assets -- Beginning of Period...............................       77,422,286                --
                                                                    -------------       -----------
Net Assets -- End of Period.....................................    $  45,950,257       $77,422,286
                                                                    =============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              295             1,105
  Redeemed......................................................             (336)             (199)
                                                                    -------------       -----------
  Net Increase (Decrease).......................................              (41)              906
                                                                    -------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               19                22
  Redeemed......................................................               (3)               (2)
                                                                    -------------    --------------
  Net Increase (Decrease).......................................               16                20
                                                                    -------------     -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                           Fidelity VIP
                                                                      Asset Manager: Growth
                                                                  ------------------------------
                                                                        2008           2007
                                                                  --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $     106,346    $  129,936
  Net realized gain (loss) on investments.......................         (66,825)      135,486
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,744,180)      324,882
                                                                   -------------    ----------
  Net increase (decrease) in net assets from operations.........      (2,704,659)      590,304
                                                                   -------------    ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         132,315       174,608
    Transfers between funds and guaranteed interest account,
      net.......................................................       2,432,142     1,221,896
    Transfers for contract benefits and terminations............         (71,925)      (15,481)
    Contract maintenance charges................................        (138,045)      (75,076)
                                                                   -------------    ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       2,354,487     1,305,947
                                                                   -------------    ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             421            79
                                                                   -------------    ----------
Increase (Decrease) in Net Assets...............................        (349,751)    1,896,330
Net Assets -- Beginning of Period...............................       4,820,025     2,923,695
                                                                   -------------    ----------
Net Assets -- End of Period.....................................   $   4,470,274    $4,820,025
                                                                   =============    ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --            --
  Redeemed......................................................              --            --
                                                                   -------------    ----------
  Net Increase (Decrease).......................................              --            --
                                                                   -------------    ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              31            18
  Redeemed......................................................             (18)          (10)
                                                                   -------------    ----------
  Net Increase (Decrease).......................................              13             8
                                                                   -------------    ----------


                                                                             Fidelity VIP
                                                                              Contrafund
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................   $     304,747     $    765,505
 Net realized gain (loss) on investments.........................      (7,441,451)      12,414,720
 Change in unrealized appreciation (depreciation) on
  investments....................................................     (13,201,509)      (6,926,004)
                                                                    -------------     ------------
 Net increase (decrease) in net assets from operations...........     (20,338,213)       6,254,221
                                                                    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................         811,151          973,522
  Transfers between funds and guaranteed interest account,
   net...........................................................       2,025,624        3,541,126
  Transfers for contract benefits and terminations...............      (1,940,325)        (303,544)
  Contract maintenance charges...................................        (948,222)        (848,263)
                                                                    -------------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................         (51,772)       3,362,841
                                                                    -------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................              --               --
                                                                    -------------     ------------
Increase (Decrease) in Net Assets................................     (20,389,985)       9,617,062
Net Assets -- Beginning of Period................................      46,556,266       36,939,204
                                                                    -------------     ------------
Net Assets -- End of Period......................................   $  26,166,281     $ 46,556,266
                                                                    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              --               --
 Redeemed........................................................              --               --
                                                                    -------------     ------------
 Net Increase (Decrease).........................................              --               --
                                                                    -------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              91               66
 Redeemed........................................................             (95)             (51)
                                                                    -------------     ------------
 Net Increase (Decrease).........................................                (4)            15
                                                                    ----------------  ------------



                                                                    Fidelity VIP
                                                                    Equity-Income
                                                                   ----------------------------------
                                                                          2008             2007
                                                                   ----------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................................    $    155,724     $    179,111
 Net realized gain (loss) on investments.........................      (1,089,523)       1,131,653
 Change in unrealized appreciation (depreciation) on
  investments....................................................      (2,546,871)      (1,183,913)
                                                                     ------------     ------------
 Net increase (decrease) in net assets from operations...........      (3,480,670)         126,851
                                                                     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........................         206,941          261,386
  Transfers between funds and guaranteed interest account,
   net...........................................................      (1,228,277)        (871,652)
  Transfers for contract benefits and terminations...............        (157,276)         (16,815)
  Contract maintenance charges...................................        (184,740)        (254,779)
                                                                     ------------     ------------
Net increase (decrease) in net assets from contractowners
 transactions....................................................      (1,363,352)        (881,860)
                                                                     ------------     ------------
Net increase (decrease) in amount retained by AXA Equitable in
 Separate Account FP.............................................              --               --
                                                                     ------------     ------------
Increase (Decrease) in Net Assets................................      (4,844,022)        (755,009)
Net Assets -- Beginning of Period................................       9,359,161       10,114,170
                                                                     ------------     ------------
Net Assets -- End of Period......................................    $  4,515,139     $  9,359,161
                                                                     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued..........................................................              --               --
 Redeemed........................................................              --               --
                                                                     ------------     ------------
 Net Increase (Decrease).........................................              --               --
                                                                     ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued..........................................................              14               20
 Redeemed........................................................             (21)             (25)
                                                                     ------------     ------------
 Net Increase (Decrease).........................................                (7)              (5)
                                                                     ---------------  ---------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Fidelity VIP
                                                                          Growth & Income
                                                                  --------------------------------
                                                                        2008            2007
                                                                  --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $      43,019     $  187,083
  Net realized gain (loss) on investments.......................        (134,222)       142,738
  Change in unrealized appreciation (depreciation) on
   investments..................................................      (2,012,846)       109,658
                                                                   -------------     ----------
  Net increase (decrease) in net assets from operations.........      (2,104,049)       439,479
                                                                   -------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................         193,618        133,930
    Transfers between funds and guaranteed interest account,
      net.......................................................         741,455        333,758
    Transfers for contract benefits and terminations............        (115,297)          (450)
    Contract maintenance charges................................         (94,657)       (89,151)
                                                                   -------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         725,119        378,087
                                                                   -------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --             --
                                                                   -------------     ----------
Increase (Decrease) in Net Assets...............................      (1,378,930)       817,566
Net Assets -- Beginning of Period...............................       4,306,029      3,488,463
                                                                   -------------     ----------
Net Assets -- End of Period.....................................   $   2,927,099     $4,306,029
                                                                   =============     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --             --
  Redeemed......................................................              --             --
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              --             --
                                                                   -------------     ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              20             11
  Redeemed......................................................             (16)            (8)
                                                                   -------------     ----------
  Net Increase (Decrease).......................................               4             3
                                                                   -------------     ----------


                                                                            Fidelity VIP                    Fidelity VIP
                                                                             High Income                Investment Grade Bond
                                                                  --------------------------------- -----------------------------
                                                                         2008             2007            2008           2007
                                                                  ----------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $    734,589     $     805,418   $     389,350   $  349,327
  Net realized gain (loss) on investments.......................        (969,736)          187,298        (263,378)      (1,057)
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (2,022,122)         (659,517)       (519,742)      35,759
                                                                    ------------     -------------   -------------   ----------
  Net increase (decrease) in net assets from operations.........      (2,257,269)          333,199        (393,770)     384,029
                                                                    ------------     -------------   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       3,336,572         5,677,739         579,016      385,344
    Transfers between funds and guaranteed interest account,
      net.......................................................      (3,743,163)       (4,738,164)       (664,417)   1,093,529
    Transfers for contract benefits and terminations............        (267,434)           (6,070)       (920,582)     (80,796)
    Contract maintenance charges................................        (177,997)         (215,516)       (213,609)    (188,615)
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (852,022)          717,989      (1,219,592)   1,209,462
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --               430              --           --
                                                                    ------------     -------------   -------------   ----------
Increase (Decrease) in Net Assets...............................      (3,109,291)        1,051,618      (1,613,362)   1,593,491
Net Assets -- Beginning of Period...............................       9,672,865         8,621,247       9,953,518    8,360,027
                                                                    ------------     -------------   -------------   ----------
Net Assets -- End of Period.....................................    $  6,563,574     $   9,672,865   $   8,340,156   $9,953,518
                                                                    ============     =============   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --                --              --           --
  Redeemed......................................................              --                --              --           --
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).......................................              --                --              --           --
                                                                    ------------     -------------   -------------   ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              41                79              38           53
  Redeemed......................................................             (47)              (74)            (49)         (43)
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).......................................                (6)              5             (11)          10
                                                                    ---------------  -------------   -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Fidelity VIP
                                                                              Mid Cap
                                                                  --------------------------------
                                                                        2008             2007
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $       78,125    $ 3,183,108
  Net realized gain (loss) on investments........................       1,525,077        979,981
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (17,135,962)       721,494
                                                                   --------------    -----------
  Net increase (decrease) in net assets from operations..........     (15,532,760)     4,884,583
                                                                   --------------    -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................         643,727        761,765
    Transfers between funds and guaranteed interest account,
      net........................................................        (688,436)     2,645,193
    Transfers for contract benefits and terminations.............      (1,702,883)       (38,040)
    Contract maintenance charges.................................        (826,324)      (815,255)
                                                                   --------------    -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (2,573,916)     2,553,663
                                                                   --------------    -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................              --           (159)
                                                                   --------------    -----------
Increase (Decrease) in Net Assets................................     (18,106,676)     7,438,087
Net Assets -- Beginning of Period................................      40,385,847     32,947,760
                                                                   --------------    -----------
Net Assets -- End of Period......................................  $   22,279,171    $40,385,847
                                                                   ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              --             --
  Redeemed.......................................................              --             --
                                                                   --------------    -----------
  Net Increase (Decrease)........................................              --             --
                                                                   --------------    -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              41             46
  Redeemed.......................................................             (54)           (37)
                                                                   --------------    -----------
  Net Increase (Decrease)........................................             (13)             9
                                                                   --------------    -----------


                                                                                                            Fidelity VIP
                                                                         Fidelity VIP Value               Value Strategies
                                                                  --------------------------------- -----------------------------
                                                                         2008             2007            2008           2007
                                                                  ----------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     31,248     $     297,111   $      24,672   $  558,391
  Net realized gain (loss) on investments........................       (767,921)          615,200      (1,150,133)     124,053
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (2,116,710)       (1,007,984)     (2,135,183)    (803,480)
                                                                    ------------     -------------   -------------   ----------
  Net increase (decrease) in net assets from operations..........     (2,853,383)          (95,673)     (3,260,644)    (121,036)
                                                                    ------------     -------------   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................         85,611           209,175         136,110      179,484
    Transfers between funds and guaranteed interest account,
      net........................................................       (921,416)        2,659,769      (2,115,516)   4,397,043
    Transfers for contract benefits and terminations.............       (136,306)           (6,158)       (291,583)      (2,786)
    Contract maintenance charges.................................       (138,032)         (161,813)       (130,495)    (202,938)
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................     (1,110,143)        2,700,973      (2,401,484)   4,370,803
                                                                    ------------     -------------   -------------   ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          3,149             1,850              --          104
                                                                    ------------     -------------   -------------   ----------
Increase (Decrease) in Net Assets................................     (3,960,377)        2,607,150      (5,662,128)   4,249,871
Net Assets -- Beginning of Period................................      6,930,103         4,322,953       8,359,216    4,109,345
                                                                    ------------     -------------   -------------   ----------
Net Assets -- End of Period......................................   $  2,969,726     $   6,930,103   $   2,697,088   $8,359,216
                                                                    ============     =============   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued..........................................................            --                --              --           --
  Redeemed........................................................            --                --              --           --
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).........................................            --                --              --           --
                                                                    ------------     -------------   -------------   ----------
Unit Activity 0.00% to 0.90% Class B
  Issued..........................................................            11                38              10           49
  Redeemed........................................................           (19)              (23)            (23)         (31)
                                                                    ------------     -------------   -------------   ----------
  Net Increase (Decrease).........................................            (8)               15             (13)          18
                                                                    ------------     -------------   -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               Multimanager
                                                                            Aggressive Equity
                                                                  --------------------------------------
                                                                          2008               2007
                                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (292,662)     $ (2,534,196)
  Net realized gain (loss) on investments.......................           997,032        10,854,636
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (239,906,457)       47,430,399
                                                                    --------------      ------------
  Net increase (decrease) in net assets from operations.........      (239,202,087)       55,750,839
                                                                    --------------      ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        37,898,155        44,955,683
    Transfers between funds and guaranteed interest account,
      net.......................................................       (19,361,895)      (26,694,685)
    Transfers for contract benefits and terminations............       (23,645,519)      (29,628,414)
    Contract maintenance charges................................       (31,474,886)      (33,136,318)
                                                                    --------------      ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (36,584,145)      (44,503,734)
                                                                    --------------      ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................           (74,000)              578
                                                                    --------------      ------------
Increase (Decrease) in Net Assets...............................      (275,860,232)       11,247,683
Net Assets -- Beginning of Period...............................       535,302,450       524,054,767
                                                                    --------------      ------------
Net Assets -- End of Period.....................................    $  259,442,218      $535,302,450
                                                                    ==============      ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                25                33
  Redeemed......................................................              (105)             (123)
                                                                    --------------      ------------
  Net Increase (Decrease).......................................               (80)              (90)
                                                                    --------------      ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................                12                13
  Redeemed......................................................               (20)              (16)
                                                                    --------------      ------------
  Net Increase (Decrease).......................................                (8)               (3)
                                                                    --------------      ------------


                                                                      Multimanager Core Bond
                                                                  -------------------------------
                                                                       2008            2007
                                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $  3,744,858    $  2,879,959
  Net realized gain (loss) on investments.......................      2,040,252        (226,900)
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (4,086,962)      1,768,997
                                                                   ------------    ------------
  Net increase (decrease) in net assets from operations.........      1,698,148       4,422,056
                                                                   ------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      8,468,219      10,154,342
    Transfers between funds and guaranteed interest account,
      net.......................................................      5,096,263      (3,764,217)
    Transfers for contract benefits and terminations............     (5,257,342)     (2,181,227)
    Contract maintenance charges................................     (4,921,082)     (4,597,821)
                                                                   ------------    ------------
Net increase (decrease) in net assets from contractowners
  transactions..................................................      3,386,058        (388,923)
                                                                   ------------    ------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              --
                                                                   ------------    ------------
Increase (Decrease) in Net Assets...............................      5,084,206       4,033,133
Net Assets -- Beginning of Period...............................     77,916,256      73,883,123
                                                                   ------------    ------------
Net Assets -- End of Period.....................................   $ 83,000,462    $ 77,916,256
                                                                   ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             24              38
  Redeemed......................................................            (19)            (17)
                                                                   ------------    ------------
  Net Increase (Decrease).......................................              5              21
                                                                   ------------    ------------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................            140              79
  Redeemed......................................................           (120)           (102)
                                                                   ------------    ------------
  Net Increase (Decrease).......................................             20             (23)
                                                                   ------------    ------------


                                                                       Multimanager Health Care
                                                                  ----------------------------------
                                                                         2008              2007
                                                                  ---------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $    (98,633)      $  (116,938)
  Net realized gain (loss) on investments.......................       (699,857)        3,116,343
  Change in unrealized appreciation (depreciation) on
    investments.................................................     (8,120,546)         (476,716)
                                                                   ------------       -----------
  Net increase (decrease) in net assets from operations.........     (8,919,036)        2,522,689
                                                                   ------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................      3,130,360         3,623,574
    Transfers between funds and guaranteed interest account,
      net.......................................................       (395,198)       (1,278,442)
    Transfers for contract benefits and terminations............     (1,080,829)         (575,505)
    Contract maintenance charges................................     (1,567,862)       (1,479,330)
                                                                   ------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................         86,471           290,297
                                                                   ------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --                --
                                                                   ------------       -----------
Increase (Decrease) in Net Assets...............................     (8,832,565)        2,812,986
Net Assets -- Beginning of Period...............................     32,420,775        29,607,789
                                                                   ------------       -----------
Net Assets -- End of Period.....................................   $ 23,588,210       $32,420,775
                                                                   ============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             11                 9
  Redeemed......................................................             (7)               (5)
                                                                   ------------       -----------
  Net Increase (Decrease).......................................              4                 4
                                                                   ------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             58                50
  Redeemed......................................................            (63)              (54)
                                                                   ------------       -----------
  Net Increase (Decrease).......................................             (5)               (4)
                                                                   ------------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            Multimanager
                                                                             High Yield
                                                                  ---------------------------------
                                                                        2008             2007
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................  $  15,571,685    $  14,147,164
  Net realized gain (loss) on investments........................     (8,011,463)        (886,970)
  Change in unrealized appreciation (depreciation) on
    investments..................................................    (51,057,039)      (7,338,297)
                                                                   -------------    -------------
  Net increase (decrease) in net assets from operations..........    (43,496,817)       5,921,897
                                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................     29,622,108       24,441,919
    Transfers between funds and guaranteed interest account,
      net........................................................    (24,525,460)     (38,160,841)
    Transfers for contract benefits and terminations.............     (8,814,127)      (9,093,439)
    Contract maintenance charges.................................    (10,748,971)     (10,911,249)
                                                                   -------------    -------------
Net increase (decrease) in net assets from contractowners
  transactions...................................................    (14,466,450)     (33,723,610)
                                                                   -------------    -------------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................       (215,000)          (4,998)
                                                                   -------------    -------------
Increase (Decrease) in Net Assets................................    (58,178,267)     (27,806,712)
Net Assets -- Beginning of Period................................    191,835,332      219,642,044
                                                                   -------------    -------------
Net Assets -- End of Period......................................  $ 133,657,065    $ 191,835,332
                                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................            207              288
  Redeemed.......................................................           (241)            (390)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................            (34)            (102)
                                                                   -------------    -------------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................             25               68
  Redeemed.......................................................            (60)             (58)
                                                                   -------------    -------------
  Net Increase (Decrease)........................................            (35)              10
                                                                   -------------    -------------



                                                                              Multimanager
                                                                          International Equity
                                                                   ----------------------------------
                                                                         2008               2007
                                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     789,609      $   257,504
  Net realized gain (loss) on investments........................       1,869,820        8,258,506
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (42,486,141)         196,381
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (39,826,712)       8,712,391
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       6,915,056        8,862,686
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,439,723)       2,659,881
    Transfers for contract benefits and terminations.............      (2,853,837)      (1,549,160)
    Contract maintenance charges.................................      (3,406,563)      (3,244,023)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................        (785,067)       6,729,384
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (50,000)             (10)
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (40,661,779)      15,441,765
Net Assets -- Beginning of Period................................      84,637,339       69,195,574
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  43,975,560      $84,637,339
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              14               15
  Redeemed.......................................................              (9)              (4)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               5               11
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              59               71
  Redeemed.......................................................             (72)             (54)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................             (13)              17
                                                                    -------------      -----------


                                                                            Multimanager
                                                                        Large Cap Core Equity
                                                                  ---------------------------------
                                                                         2008            2007
                                                                  ----------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     25,225      $   21,318
  Net realized gain (loss) on investments.......................        (365,155)        946,604
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (3,422,875)       (621,299)
                                                                    ------------      ----------
  Net increase (decrease) in net assets from operations.........      (3,762,805)        346,623
                                                                    ------------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,107,772       1,383,569
    Transfers between funds and guaranteed interest account,
      net.......................................................        (640,962)      1,289,967
    Transfers for contract benefits and terminations............        (209,650)       (264,351)
    Contract maintenance charges................................        (579,473)       (542,630)
                                                                    ------------      ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................        (322,313)      1,866,555
                                                                    ------------      ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................              --              --
                                                                    ------------      ----------
Increase (Decrease) in Net Assets...............................      (4,085,118)      2,213,178
Net Assets -- Beginning of Period...............................       9,749,045       7,535,867
                                                                    ------------      ----------
Net Assets -- End of Period.....................................    $  5,663,927      $9,749,045
                                                                    ============      ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               4               5
  Redeemed......................................................              (3)             (4)
                                                                    ------------      ----------
  Net Increase (Decrease).......................................               1               1
                                                                    ------------      ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              14              19
  Redeemed......................................................             (19)             (7)
                                                                    ------------      ----------
  Net Increase (Decrease).......................................              (5)             12
                                                                    ------------      ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                            Large Cap Growth
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     (53,008)     $   (64,899)
  Net realized gain (loss) on investments........................      (1,299,759)       3,045,648
  Change in unrealized appreciation (depreciation) on
    investments..................................................      (8,366,392)        (939,710)
                                                                    -------------      -----------
 Net increase (decrease) in net assets from operations...........      (9,719,159)       2,041,039
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       2,638,221        3,573,176
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,076,940)        (339,459)
    Transfers for contract benefits and terminations.............        (688,965)        (635,018)
    Contract maintenance charges.................................      (1,313,602)      (1,265,398)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................        (441,286)       1,333,301
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................              --               --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (10,160,445)       3,374,340
Net Assets -- Beginning of Period................................      21,983,185       18,608,845
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  11,822,740      $21,983,185
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              12                9
  Redeemed.......................................................             (10)              (2)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               2                7
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              39               42
  Redeemed.......................................................             (45)             (40)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................              (6)             2
                                                                    -------------      -----------


                                                                              Multimanager
                                                                            Large Cap Value
                                                                   -----------------------------------
                                                                         2008               2007
                                                                   ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $     440,081      $   323,452
  Net realized gain (loss) on investments........................      (1,600,662)       5,792,421
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (16,503,698)      (5,021,038)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (17,664,279)       1,094,835
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       4,902,279        5,523,510
    Transfers between funds and guaranteed interest account,
      net........................................................       3,943,830        3,206,392
    Transfers for contract benefits and terminations.............      (1,634,028)      (1,349,944)
    Contract maintenance charges.................................      (2,112,723)      (1,915,309)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................       5,099,358        5,464,649
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................          (9,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (12,573,921)       6,559,484
Net Assets -- Beginning of Period................................      42,997,647       36,438,163
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  30,423,726      $42,997,647
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              16               18
  Redeemed.......................................................              (9)              (3)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               7               15
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              75               71
  Redeemed.......................................................             (48)             (55)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................              27               16
                                                                    -------------      -----------


                                                                               Multimanager
                                                                              Mid Cap Growth
                                                                  -------------------------------------
                                                                         2008                2007
                                                                   ----------------   -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (111,559)      $  (146,003)
  Net realized gain (loss) on investments........................      (1,803,825)        4,102,911
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (13,570,205)          (81,060)
                                                                    -------------       -----------
  Net increase (decrease) in net assets from operations..........     (15,485,589)        3,875,848
                                                                    -------------       -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       3,561,879         4,322,114
    Transfers between funds and guaranteed interest account,
      net........................................................      (1,656,143)       (1,631,001)
    Transfers for contract benefits and terminations.............      (1,063,609)         (989,996)
    Contract maintenance charges.................................      (2,181,375)       (2,284,571)
                                                                    -------------       -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (1,339,248)         (583,454)
                                                                    -------------       -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (14,000)               --
                                                                    -------------       -----------
Increase (Decrease) in Net Assets................................     (16,838,837)        3,292,394
Net Assets -- Beginning of Period................................      36,408,713        33,116,319
                                                                    -------------       -----------
Net Assets -- End of Period......................................   $  19,569,876       $36,408,713
                                                                    =============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................               6                 8
  Redeemed.......................................................              (6)               (8)
                                                                    -------------       -----------
  Net Increase (Decrease)........................................              --                --
                                                                    -------------       -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              48                49
  Redeemed.......................................................             (62)              (56)
                                                                    -------------       -----------
  Net Increase (Decrease)........................................             (14)               (7)
                                                                    -------------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                             Mid Cap Value
                                                                   ----------------------------------
                                                                         2008               2007
                                                                   ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $      55,713      $  (267,613)
  Net realized gain (loss) on investments........................      (4,688,232)       5,796,560
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (16,939,226)      (5,621,764)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (21,571,745)         (92,817)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       5,217,954        6,352,495
    Transfers between funds and guaranteed interest account,
      net........................................................      (2,077,731)      (3,711,483)
    Transfers for contract benefits and terminations.............      (3,130,608)      (1,830,608)
    Contract maintenance charges.................................      (2,649,325)      (2,854,131)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (2,639,710)      (2,043,727)
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................         (99,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (24,310,455)      (2,136,544)
Net Assets -- Beginning of Period................................      61,893,523       64,030,067
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  37,583,068      $61,893,523
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
   Issued........................................................              14               10
   Redeemed......................................................              (7)             (11)
                                                                    -------------      -----------
   Net Increase (Decrease).......................................               7               (1)
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
   Issued........................................................              70               89
   Redeemed......................................................            (101)            (101)
                                                                    -------------      -----------
   Net Increase (Decrease).......................................             (31)             (12)
                                                                    -------------      -----------


                                                                            Multimanager
                                                                        Small Cap Growth (c)
                                                                  --------------------------------
                                                                        2008            2007
                                                                  ---------------  ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (5,026)    $   (1,672)
  Net realized gain (loss) on investments.......................        (444,028)       498,020
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (1,836,092)      (489,445)
                                                                   -------------     ----------
  Net increase (decrease) in net assets from operations.........      (2,285,146)         6,903
                                                                   -------------     ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................       1,393,219      1,552,148
    Transfers between funds and guaranteed interest account,
      net.......................................................         315,988        867,709
    Transfers for contract benefits and terminations............         (83,490)       (51,526)
    Contract maintenance charges................................        (419,764)      (348,443)
                                                                   -------------     ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       1,205,953      2,019,888
                                                                   -------------     ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (4,348)        (3,063)
                                                                   -------------     ----------
Increase (Decrease) in Net Assets...............................      (1,083,541)     2,023,728
Net Assets -- Beginning of Period...............................       4,611,143      2,587,415
                                                                   -------------     ----------
Net Assets -- End of Period.....................................   $   3,527,602     $4,611,143
                                                                   =============     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................              --             --
  Redeemed......................................................              --             --
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              --             --
                                                                   -------------     ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              27             23
  Redeemed......................................................             (14)            (7)
                                                                   -------------     ----------
  Net Increase (Decrease).......................................              13             16
                                                                   -------------     ----------


                                                                             Multimanager
                                                                           Small Cap Value
                                                                  ------------------ -----------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................    $     (27,144)     $   (21,182)
  Net realized gain (loss) on investments.......................       (3,278,679)       4,017,183
  Change in unrealized appreciation (depreciation) on
    investments.................................................      (12,014,427)      (9,042,331)
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations.........      (15,320,250)      (5,046,330)
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        5,066,996        6,932,951
    Transfers between funds and guaranteed interest account,
      net.......................................................       (4,787,815)      (3,442,375)
    Transfers for contract benefits and terminations............       (1,659,609)      (2,231,222)
    Contract maintenance charges................................       (2,320,371)      (2,564,811)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       (3,700,799)      (1,305,457)
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................          (89,002)             (21)
                                                                    -------------      -----------
Increase (Decrease) in Net Assets...............................      (19,110,051)      (6,351,808)
Net Assets -- Beginning of Period...............................       43,303,952       49,655,760
                                                                    -------------      -----------
Net Assets -- End of Period.....................................    $  24,193,901      $43,303,952
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................                9               13
  Redeemed......................................................              (10)              (6)
                                                                    -------------      -----------
  Net Increase (Decrease).......................................               (1)               7
                                                                    ----------------   -----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................               15               31
  Redeemed......................................................              (36)             (45)
                                                                    ---------------    -----------
  Net Increase (Decrease).......................................              (21)             (14)
                                                                    ---------------    -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              Multimanager
                                                                               Technology
                                                                  ------------------------------------
                                                                         2008               2007
                                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................................   $    (318,846)     $  (380,488)
  Net realized gain (loss) on investments........................       1,302,040        4,948,261
  Change in unrealized appreciation (depreciation) on
    investments..................................................     (45,032,927)       8,130,609
                                                                    -------------      -----------
  Net increase (decrease) in net assets from operations..........     (44,049,733)      12,698,382
                                                                    -------------      -----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........................       8,386,016        8,866,093
    Transfers between funds and guaranteed interest account,
      net........................................................      (2,605,160)       4,270,389
    Transfers for contract benefits and terminations.............      (3,095,651)      (3,158,250)
    Contract maintenance charges.................................      (4,502,608)      (4,319,223)
                                                                    -------------      -----------
Net increase (decrease) in net assets from contractowners
  transactions...................................................      (1,817,403)       5,659,009
                                                                    -------------      -----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP............................................        (249,000)              --
                                                                    -------------      -----------
Increase (Decrease) in Net Assets................................     (46,116,136)      18,357,391
Net Assets -- Beginning of Period................................      93,672,802       75,315,411
                                                                    -------------      -----------
Net Assets -- End of Period......................................   $  47,556,666      $93,672,802
                                                                    =============      ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued.........................................................              11               12
  Redeemed.......................................................              (7)              (5)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................               4                7
                                                                    -------------      -----------
Unit Activity 0.00% to 0.90% Class B
  Issued.........................................................              79              155
  Redeemed.......................................................            (114)            (143)
                                                                    -------------      -----------
  Net Increase (Decrease)........................................             (35)              12
                                                                    -------------      -----------


                                                                       Natural        Target 2015
                                                                    Resources (k)   Allocation (k)
                                                                  ---------------- ----------------
                                                                        2008             2008
                                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................   $       24,460     $  33,450
  Net realized gain (loss) on investments.......................       (2,825,057)      (26,966)
  Change in unrealized appreciation (depreciation) on
    investments.................................................       (9,626,203)      (55,945)
                                                                   --------------     ---------
  Net increase (decrease) in net assets from operations.........      (12,426,800)      (49,461)
                                                                   --------------     ---------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................        7,360,633        49,485
    Transfers between funds and guaranteed interest account,
      net.......................................................       16,649,535       881,094
    Transfers for contract benefits and terminations............               --            --
    Contract maintenance charges................................         (165,163)       (3,275)
                                                                   --------------     ---------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       23,845,005       927,304
                                                                   --------------     ---------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................               --            --
                                                                   --------------     ---------
Increase (Decrease) in Net Assets...............................       11,418,205       877,843
Net Assets -- Beginning of Period...............................               --            --
                                                                   --------------     ---------
Net Assets -- End of Period.....................................   $   11,418,205     $ 877,843
                                                                   ==============     =========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................               --            --
  Redeemed......................................................               --            --
                                                                   --------------     ---------
  Net Increase (Decrease).......................................               --            --
                                                                   --------------     ---------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................              346            13
  Redeemed......................................................              (91)           (2)
                                                                   --------------     ---------
  Net Increase (Decrease).......................................              255            11
                                                                   --------------     ---------


                                                                             Target 2035
                                                                            Allocation (k)
                                                                  --------------------------------
                                                                        2008             2008
                                                                  ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................      $ 22,685       $    3,119
  Net realized gain (loss) on investments.......................         2,368              722
  Change in unrealized appreciation (depreciation) on
    investments.................................................           480          (16,517)
                                                                      --------       ----------
  Net increase (decrease) in net assets from operations.........        25,533          (12,676)
                                                                      --------       ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................           713               --
    Transfers between funds and guaranteed interest account,
      net.......................................................       633,977          109,900
    Transfers for contract benefits and terminations............            --               --
    Contract maintenance charges................................        (2,070)            (634)
                                                                      --------       ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................       632,620          109,266
                                                                      --------       ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................            --               --
                                                                      --------       ----------
Increase (Decrease) in Net Assets...............................       658,153           96,590
Net Assets -- Beginning of Period...............................            --               --
                                                                      --------       ----------
Net Assets -- End of Period.....................................      $658,153       $   96,590
                                                                      ========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................            --               --
  Redeemed......................................................            --               --
                                                                      --------       ----------
  Net Increase (Decrease).......................................            --               --
                                                                      --------       ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             9                1
  Redeemed......................................................            --               --
                                                                      --------       ----------
  Net Increase (Decrease).......................................             9                1
                                                                      --------       ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       Target 2045                Vanguard VIF
                                                                     Allocation (k)               Equity Index
                                                                    ----------------   ----------------------------------
                                                                          2008               2008              2007
                                                                    ----------------   ---------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................................         $   --         $    258,917        $   40,351
  Net realized gain (loss) on investments.......................             --             (207,953)          250,472
  Change in unrealized appreciation (depreciation) on
    investments.................................................             --           (2,355,208)          (87,065)
                                                                         ------         ------------        ----------
  Net increase (decrease) in net assets from operations.........             --           (2,304,244)          203,758
                                                                         ------         ------------        ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......................          8,099            1,627,754         1,569,629
    Transfers between funds and guaranteed interest account,
      net.......................................................             --             (124,368)          (16,851)
    Transfers for contract benefits and terminations............             --              (76,729)          (68,557)
    Contract maintenance charges................................             --             (494,378)         (466,989)
                                                                         ------         ------------        ----------
Net increase (decrease) in net assets from contractowners
  transactions..................................................          8,099              932,279         1,017,232
                                                                         ------         ------------        ----------
Net increase (decrease) in amount retained by AXA Equitable in
  Separate Account FP...........................................             --              (29,999)               67
                                                                         ------         ------------        ----------
Increase (Decrease) in Net Assets...............................          8,099           (1,401,964)        1,221,057
Net Assets -- Beginning of Period...............................             --            5,512,660         4,291,603
                                                                         ------         ------------        ----------
Net Assets -- End of Period.....................................         $8,099         $  4,110,696        $5,512,660
                                                                         ======         ============        ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
  Issued........................................................             --                   18                13
  Redeemed......................................................             --                  (10)               (6)
                                                                         ------         ------------        ----------
  Net Increase (Decrease).......................................             --                    8                 7
                                                                         ------         ------------        ----------
Unit Activity 0.00% to 0.90% Class B
  Issued........................................................             --                   --                --
  Redeemed......................................................             --                   --                --
                                                                         ------         ------------        ----------
  Net Increase (Decrease).......................................             --                   --                --
                                                                         ------         ------------        ----------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
(e) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(f) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(g) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(h) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(i) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(j) Commenced operations on August 17, 2007.
(k) Commenced operations on May 1, 2008.
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of a mutual funds portfolio of AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 74 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(5)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(7)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(8)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(9)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Fidelity VIP Asset Manager: Growth
    o Fidelity VIP Contrafund
    o Fidelity VIP Equity-Income
    o Fidelity VIP Growth & Income
    o Fidelity VIP High Income
    o Fidelity VIP Investment Grade Bond
    o Fidelity VIP Mid Cap
    o Fidelity VIP Value
    o Fidelity VIP Value Strategies
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Natural Resources
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation
    o Vanguard VIF Equity Index

    ----------------------

    (1) Formerly known as MarketPLUS International Core
    (2) Formerly known as MarketPLUS Large Cap Core
    (3) Formerly known as MarketPLUS Large Cap Growth
    (4) Formerly known as MarketPLUS Mid Cap Value
    (5) Formerly known as EQ/AllianceBernstein Large Cap Growth
    (6) Formerly known as EQ/Legg Mason Value Equity
    (7) Formerly known as EQ/AllianceBernstein Value
    (8) Formerly known as EQ/FI Mid Cap
    (9) Formerly known as EQ/AllianceBernstein Quality Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

    o Accumulator Life
    o Incentive Life
    o Incentive Life 2000
    o Incentive Life Sales (1999 and after)
    o Incentive Life '02
    o Incentive Life '06
    o Incentive Life(R) Optimizer
    o Incentive Life PlusSM
    o Incentive Life Plus Original Series
    o Paramount Life
    o IL Legacy
    o IL ProtectorSM
    o Incentive Life COLI
    o Incentive Life COLI '04
    o Champion 2000
    o Survivorship 2000
    o Survivorship Incentive Life 1999
    o Survivorship Incentive Life '02
    o Survivorship Incentive Life(R) Legacy
    o SP-Flex
    o Corporate Owned Incentive Life(R)

    The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

    The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset of paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

    Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to the variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved the among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


3.  Fair Value Disclosures (Concluded)

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) (NAV) of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                           Purchases       Sales
                                                        -------------  -------------
    AXA Aggressive Allocation........................      47,460,962     12,149,268
    AXA Conservative Allocation......................      15,806,227      6,684,999
    AXA Conservative-Plus Allocation.................      18,020,430      6,713,188
    AXA Moderate Allocation..........................     145,564,260    136,601,950
    AXA Moderate-Plus Allocation.....................     130,908,424     27,330,826
    EQ/AllianceBernstein Common Stock................     826,650,636    992,090,150
    EQ/AllianceBernstein Intermediate
      Government Securities..........................      39,778,625     40,032,147
    EQ/AllianceBernstein International...............      65,655,314     90,561,852
    EQ/AllianceBernstein Small Cap Growth............      16,595,639     29,444,810
    EQ/Ariel Appreciation II.........................       1,668,363        411,628
    EQ/AXA Rosenberg VIT Value Long/Short Equity.....       7,505,805     10,585,102
    EQ/BlackRock Basic Value Equity..................      23,800,710     27,056,512
    EQ/BlackRock International Value.................     166,417,964    174,957,985
    EQ/Boston Advisors Equity Income.................       6,559,579      1,705,215
    EQ/Calvert Socially Responsible..................         572,760        548,942
    EQ/Capital Guardian Growth.......................       4,259,966      5,183,646
    EQ/Capital Guardian Research.....................       9,821,405     26,110,877
    EQ/Caywood-Scholl High Yield Bond................       4,903,620      2,265,983
    EQ/Equity 500 Index..............................      79,754,578     91,814,538
    EQ/Evergreen International Bond..................      45,778,233     17,925,922
    EQ/Evergreen Omega...............................       4,251,385      4,200,735
    EQ/GAMCO Mergers and Acquisitions................       3,090,917        889,742
    EQ/GAMCO Small Company Value.....................      21,080,328      4,832,255
    EQ/International Core PLUS.......................      14,837,198      5,988,813
    EQ/International Growth..........................      11,316,377      4,864,700
    EQ/JPMorgan Core Bond............................       9,738,379     13,279,068
    EQ/JPMorgan Value Opportunities..................       4,106,229      8,385,219
    EQ/Large Cap Core PLUS...........................       2,305,450      3,068,362
    EQ/Large Cap Growth Index........................      35,802,988     34,979,901
    EQ/Large Cap Growth PLUS.........................      11,288,754     21,274,543
    EQ/Large Cap Value Index.........................       2,132,533        608,295
    EQ/Large Cap Value PLUS..........................      42,175,602    106,730,526
    EQ/Long Term Bond................................       3,152,650      1,364,468
    EQ/Lord Abbett Growth and Income.................       1,094,015        293,047
    EQ/Lord Abbett Large Cap Core....................       4,694,164      1,014,354
    EQ/Lord Abbett Mid Cap Value.....................       5,490,819      4,956,005
    EQ/Marsico Focus.................................      32,898,878     20,589,951
    EQ/Mid Cap Index.................................      16,090,213     17,785,982
    EQ/Mid Cap Value PLUS............................      87,950,500    114,055,598

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


4. Purchases and Sales of Investments (Concluded)

                                                Purchases        Sales
                                              -------------  -------------
EQ/Money Market.............................. 270,358,427    247,802,292
EQ/Montag & Caldwell Growth..................  12,317,031      3,389,928
EQ/PIMCO Real Return.........................  41,430,329     11,526,979
EQ/Quality Bond PLUS.........................  37,594,175     34,315,413
EQ/Short Duration Bond.......................   2,783,619        963,056
EQ/Small Company Index.......................  19,473,326     12,433,131
EQ/T. Rowe Price Growth Stock................   5,973,717      5,759,338
EQ/UBS Growth and Income.....................   1,697,039        816,868
EQ/Van Kampen Comstock.......................   1,672,112        439,621
EQ/Van Kampen Emerging Markets Equity........  64,798,246     77,348,842
EQ/Van Kampen Mid Cap Growth.................  13,987,641      5,665,864
EQ/Van Kampen Real Estate....................  26,289,185     25,636,699
Fidelity VIP Asset Manager: Growth...........   5,003,654      2,539,094
Fidelity VIP Contrafund......................  17,398,600     16,079,905
Fidelity VIP Equity-Income...................   2,268,355      3,468,843
Fidelity VIP Growth & Income.................   3,165,873      2,057,454
Fidelity VIP High Income.....................   6,413,184      6,530,188
Fidelity VIP Investment Grade Bond...........   4,872,520      5,694,912
Fidelity VIP Mid Cap.........................  15,021,476     12,094,366
Fidelity VIP Value...........................   1,875,040      2,767,383
Fidelity VIP Value Strategies................   2,791,981      3,993,441
Multimanager Aggressive Equity...............   7,709,565     44,709,131
Multimanager Core Bond.......................  27,323,923     17,986,186
Multimanager Health Care.....................   9,054,013      8,717,295
Multimanager High Yield......................  68,848,655     67,882,937
Multimanager International Equity............  14,869,405     13,653,269
Multimanager Large Cap Core Equity...........   2,350,280      2,630,041
Multimanager Large Cap Growth................   5,003,437      5,469,500
Multimanager Large Cap Value.................  13,286,232      7,666,432
Multimanager Mid Cap Growth..................   6,274,595      7,447,666
Multimanager Mid Cap Value...................  11,587,746     13,626,070
Multimanager Small Cap Growth................   2,409,382      1,217,778
Multimanager Small Cap Value.................   5,497,451      9,171,315
Multimanager Technology......................  13,134,292     15,565,666
Natural Resources............................  32,095,978      6,904,877
Target 2015 Allocation.......................   1,100,256        133,461
Target 2025 Allocation.......................     665,670          5,690
Target 2035 Allocation.......................     113,837            533
Target 2045 Allocation.......................       8,099              0
Vanguard VIF Equity Index....................   2,359,110      1,197,913

5.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


5.  Expenses and Related Party Transactions (Concluded)

    AXA Equitable serves as investment manager of The Portfolios of EQAT and VIP. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.40% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6.  Substitutions/Transfers

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges. * denotes Reorganization Transaction, + denotes Substitution Transaction.

-------------------------------------------------------------------------------------------------------------
August 17, 2007                          Removed Portfolio                        Surviving Portfolio
-------------------------------------------------------------------------------------------------------------
                                 EQ/AllianceBernstein Growth and Income*       EQ/AllianceBernstein Value*
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                            21,668,626                                  40,147,720
Shares -- Class B                             7,001,666                                  12,918,541
Value -- Class A                                 $19.34                                $      16.30
Value -- Class B                                 $19.21                                $      16.27
Net assets before merger                   $553,573,231                                $311,019,267
Net assets after merger                              --                                 864,592,498
-------------------------------------------------------------------------------------------------------------
                                           Davis Value+                     EQ/AllianceBernstein Value+
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                               109,371                                     191,074
Value -- Class A                           $      14.84                                $      16.30
Net assets before merger                   $  1,623,066                                $  1,491,440
Net assets after merger                              --                                $  3,114,506
-------------------------------------------------------------------------------------------------------------
                                         MFS Mid Cap Growth+                 EQ/Van Kampen Mid Cap Growth+
-------------------------------------------------------------------------------------------------------------
Shares -- Class A                                48,805                                      24,162
Value -- Class A                           $       7.28                                $      14.71
Net assets before merger                   $    355,300                                $        123
-------------------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


6. Substitutions/Transfers (Concluded)


---------------------------------------------------------------------------------------------------------------------

 August 17, 2007                           Removed Portfolio                    Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
Net assets after merger                              --                                $    355,423
---------------------------------------------------------------------------------------------------------------------
                                         OpCap Renaissance+                  EQ/Lord Abbett Mid Cap Value+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                             1,343,778                                   1,813,654
Value -- Class A                           $      14.14                                $      12.68
Net assets before merger                   $ 19,001,021                                $  3,996,112
Net assets after merger                              --                                $ 22,997,133
---------------------------------------------------------------------------------------------------------------------
                                          PIMCO Total Return+                 EQ/JPMorgan Core Bond+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                               67,929                                    155,328
Value -- Class A                             $   10.07                                $     11.02
Net assets before merger                     $ 684,045                                $ 1,027,670
Net assets after merger                             --                                $ 1,711,715
---------------------------------------------------------------------------------------------------------------------
                                         UIF U.S. Real Estate+              EQ/Van Kampen Real Estate+
---------------------------------------------------------------------------------------------------------------------
Shares -- Class A                            3,897,541                                 10,304,467
Shares -- Class B                               64,096                                    167,989
Value -- Class A                           $     24.11                                $      9.13
Value -- Class B                           $     23.88                                $      9.13
Net assets before merger                   $95,500,326                                $   113,197
Net assets after merger                             --                                $95,613,523
---------------------------------------------------------------------------------------------------------------------
July 6, 2007                                 Removed Portfolio                         Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
                                  EQ/Capital Guardian U.S. Equity*             EQ/Capital Guardian Research*
---------------------------------------------------------------------------------------------------------------------
Shares--Class A                                965,701                                    833,441
Shares -- Class B                            5,726,963                                 10,542,446
Value -- Class A                           $     12.05                               $      15.09
Value -- Class B                           $     12.05                               $      15.08
Net assets before merger                   $80,646,601                               $ 90,910,109
Net assets after merger                             --                               $171,556,710
---------------------------------------------------------------------------------------------------------------------
 November 17, 2006                           Removed Portfolio                         Surviving Portfolio
---------------------------------------------------------------------------------------------------------------------
                           Laudus Rosenberg VIT Value Long/Short Equity      EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
Shares -- Class B                            1,406,771                                  1,406,771
Value -- Class B                           $15,108,715                                $15,108,715
Net Assets before merger                   $15,108,715                                         --
Net Assets after merger                             --                                $15,108,715
---------------------------------------------------------------------------------------------------------------------

7.  Contractowner Charges

    Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:



                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
Accumulator Life.........................................      varies (b)(d)          varies (b)     varies (b)(f)    varies
Incentive Life, Incentive Life 2000, Incentive Life
  1999, Incentive Life Plus, Champion 2000...............       0.60% (a)                 --              --           0.60%
Incentive Life '02.......................................     varies (b)(g)               --              --           0.80%
Incentive Life '06.......................................       0.85%(b)(e)               --              --           0.85%
Survivorship Incentive Life '02..........................       0.90%(b)                  --              --           0.90%
Paramount Life...........................................       0.60%(a)                  --              --           0.60%
Incentive Life Plus Original Series......................       0.60%(b)                  --              --           0.60%
Incentive Life COLI......................................       0.60%(b)                  --              --           0.60%
Incentive Life COLI '04..................................       0.75%(b)(c)               --              --           0.75%
Survivorship Incentive Life 1999.........................       0.60%(a)                  --              --           0.60%
Survivorship 2000........................................       0.90%(a)                  --              --           0.90%
IL Legacy................................................       1.75%(b)(h)               --              --           1.75%
IL Protector.............................................       0.80%(a)                  --              --           0.80%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Continued)

                                                           Mortality and Expense     Mortality     Administrative     Total
                                                          ----------------------- --------------- ---------------- ----------
SP-Flex..................................................       0.85%(a)                0.60%(a)        0.35%(a)       1.80%
Incentive Life(R) Optimizer..............................       0.85%(b)(i)               --              --           0.85%
Survivorship Incentive Life(R) Legacy....................       0.55%(b)(j)               --              --           0.55%
Corporate Owned Incentive Life(R)........................       0.35%(b)(k)               --              --           0.35%

----------------------

    (a)  Charged to daily net assets of the Account.

    (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

    (c)  Policy years 1-5 0.75% (1.00% maximum)
         Policy years 6-20 0.55% (0.75% maximum)

    (d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum
         Policy years 11+ 0.30% to 0.50% maximum

    (e)  Policy years 1-8 0.85% (1.00% maximum)
         Policy years 9-10 0.00% (1.00% maximum)

    (f)  Policy years 1-10 0.72% to 1.73%
         Policy years 11+ 0.11% to 0.32%

    (g)  Policy years 1-15 0.80%, 0.70% or 0.60% depending
         Policy years 16+ 0.30% or 0.20% depending

    (h)  Policy years 1-10 1.75% (maximum and current)
         Policy years 11-20 0.25% (0.50% maximum)
         Policy Years 21+ 0.00% (0.50% maximum)

    (i)  Policy years 1-10 1.00% (maximum)
         Policy years 11+ 0.08% (0.50% maximum)

    (j)  Policy years 1-15 0.55% (maximum)
         Policy years 16+ 0.05% (0.55% maximum)
         For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

    (k)  Policy years 1-10 0.35% (0.50% maximum)
         Policy years 11+ 0.10% (0.35% maximum)
         For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

    The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

    The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

    The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first 8 policy years on a current basis. For policy years 9 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges .

    The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

    The Incentive Life(R) Optimizer mortality and expense charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense charges are lower than the guaranteed charges.

    The Survivorship Incentive Life(R) Legacy mortality and expense charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Continued)

    The Corporate Owned Incentive Life(R) mortality and expense charge of 0.35% will be in effect for the first ten policy years. For policy years on a current basis 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense charges are lower than the guaranteed charges.

    Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04 IL Optimizer, SIL Legacy, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

    Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

    Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract, election of riders, or Contractowner's account value.


Charges                                When charge is deducted                Amount deducted                      How deducted
------------------------------------   -----------------------   -------------------------------------------  ----------------------
Riders                                 Monthly                   Amount varies depending on the specifics     Unit liquidation from
                                                                 of your policy.                              account value

Death Benefit Guarantee (Guaranteed    Monthly                   Low - $0.01 for each $1,000 of face          Unit liquidation from
Minimum Death Benefit Charge).                                   amount of the policy.                        account value

                                                                 High - $0.02 for each $1,000 of face
                                                                 amount of the policy.

Charge for State and Local Tax         At time of premium        Varies by state of residence of insured      Deducted from
Expense                                payment                   person.                                      premium

Charge for Federal Tax Expenses                                   1.25%

Premium Charge                         At time of premium        Depending on the policy, varies from a flat  Deducted from
                                       payment                   fee of $2 to $250 to a range of 3% to 30%    premium
                                                                 on premiums

Monthly administrative charges         Monthly                   Low - $5 per month                           Unit liquidation from
                                                                                                              account value
                                                                 High - Depending on face amount,
                                                                 policyholder age at issue and policy year,
                                                                 up to $55 per year.

                                                                 Depending on the policy, may also be a
                                                                 charge per $1,000 of face amount ranging
                                                                 from $0.03 to $ 0.70

Cost of Insurance (COI) and Rating     Monthly                   Amount varies depending upon specifics of    Unit liquidation from
charge                                                           policy. COI based upon amount at risk.       account value
                                                                 Rating Charge based upon face amount of
                                                                 insurance.

Surrender, termination or decrease     At time of transaction    The amount of surrender charges if           Unit liquidation from
in face amount of policy during the                              applicable is set forth in your policy.      account value
first 10 or 15 years depending on
contract.

Partial Withdrawal                     At time of transaction.   $25 (or if less, 2% of the withdrawal)       Unit liquidation from
                                                                                                              account value

Increase in policy's face amount       At time of transaction.   $1.50 for each $1,000 of the increase (but   Unit liquidation from
                                                                 not more than $250 in total)                 account value


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008

7.  Contractowner Charges (Concluded)

Charges                                When charge is deducted                Amount deducted                      How deducted
------------------------------------   -----------------------   -------------------------------------------  ----------------------
Administrative Surrender Charge        At time of transaction.   $2 to $6 per 1,000 depending on issue age    Unit liquidation from
                                                                 which after the third year declines if       account value
                                                                 applicable

                                                                 Depending on the policy, may also be a
                                                                 charge per policy ranging from $450 to
                                                                 $540 which after the third year declines

Transfers among investment options     At time of transaction.   Low - $25 after 12 transfers if applicable   Unit liquidation from
per policy year                                                                                               account value
                                                                 High - $25 per transfer


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 102.02             --                 --            --           (39.04)%
         Highest contract charge 0.90% Class A          $  97.29             --                 --            --           (39.59)%
         All contract charges                                 --            557            $55,039          1.79%              --
  2007   Lowest contract charge 0.00% Class A           $ 167.36             --                 --            --             6.44%
         Highest contract charge 0.90% Class A          $ 161.05             --                 --            --             5.47%
         All contract charges                                 --            458            $75,012          3.31%              --
  2006   Lowest contract charge 0.00% Class A           $ 157.24             --                 --            --            18.18%
         Highest contract charge 0.90% Class A          $ 152.70             --                 --            --            17.12%
         All contract charges                                 --            233            $36,082          3.64%              --
  2005   Lowest contract charge 0.00% Class A           $ 133.04             --                 --            --             8.33%
         Highest contract charge 0.90% Class A          $ 130.37             --                 --            --             7.36%
         All contract charges                                 --            105            $12,566          5.00%              --
  2004   Lowest contract charge 0.00% Class A           $ 122.81             --                 --            --            12.07%
         Highest contract charge 0.90% Class A          $ 121.44             --                 --            --            11.07%
         All contract charges                                 --             46            $ 5,618          2.15%              --
AXA Aggressive Allocation
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 100.70             --                 --            --           (39.19)%
         Highest contract charge 0.90% Class B          $  96.03             --                 --            --           (39.74)%
         All contract charges                                 --            242            $24,066          1.79%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 165.60             --                 --            --             6.17%
         Highest contract charge 0.90% Class B          $ 159.36             --                 --            --             5.21%
         All contract charges                                 --            140            $22,756          3.31%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 155.98             --                 --            --            17.90%
         Highest contract charge 0.90% Class B          $ 151.47             --                 --            --            16.84%
         All contract charges                                 --             68            $10,432          3.64%              --
  2005   Lowest contract charge 0.00% Class B (c)       $ 132.30                                --            --             8.06%
         Highest contract charge 0.90% Class B          $ 129.64             --                 --            --             7.09%
         All contract charges                                 --             31            $ 4,069          5.00%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 122.43             --                 --            --            11.79%
         Highest contract charge 0.90% Class B          $ 121.06             --                 --            --            10.79%
         All contract charges                                 --             15            $ 1,816          2.15%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 112.96             --                 --            --           (10.80)%
         Highest contract charge 0.90% Class A          $ 107.73             --                 --            --           (11.60)%
         All contract charges                                 --            122            $13,469          5.91%              --
  2007   Lowest contract charge 0.00% Class A           $ 126.63             --                 --            --             6.07%
         Highest contract charge 0.90% Class A          $ 121.86             --                 --            --             5.11%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
AXA Conservative Allocation (Continued)
---------------------------------------
         All contract charges                                 --             73            $ 9,013          4.70%              --
  2006   Lowest contract charge 0.00% Class A           $ 119.38             --                 --            --             6.64%
         Highest contract charge 0.90% Class A          $ 115.93             --                 --            --             5.68%
         All contract charges                                 --             37            $ 4,339          4.65%              --
  2005   Lowest contract charge 0.00% Class A           $ 111.95             --                 --            --             2.70%
         Highest contract charge 0.90% Class A          $ 109.70             --                 --            --             1.77%
         All contract charges                                 --             23            $ 2,552          4.10%              --
  2004   Lowest contract charge 0.00% Class A           $ 109.01             --                 --            --             6.29%
         Highest contract charge 0.90% Class A          $ 107.79             --                 --            --             5.33%
         All contract charges                                 --             19            $ 2,008          4.44%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 111.49              --                --            --           (11.01)%
         Highest contract charge 0.90% Class B          $ 106.32              --                --            --           (11.82)%
         All contract charges                                 --              33          $  3,580          5.91%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 125.29              --                --            --             5.80%
         Highest contract charge 0.90% Class B          $ 120.57              --                --            --             4.85%
         All contract charges                                 --              12          $  1,457          4.70%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 118.42              --                --            --             6.37%
         Highest contract charge 0.90% Class B          $ 115.00              --                --            --             5.42%
         All contract charges                                 --               7          $    896          4.65%              --
  2005   Lowest contract charge 0.00% Class B (c)       $ 111.33              --                --            --             2.44%
         Highest contract charge 0.90% Class B          $ 109.09              --                --            --             1.52%
         All contract charges                                 --               4          $    485          4.10%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 108.67              --                --            --             6.03%
         Highest contract charge 0.90% Class B          $ 107.45              --                --            --             5.07%
         All contract charges                                 --               2          $    167          4.44%              --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 108.88              --                --            --           (19.22)%
         Highest contract charge 0.90% Class A          $ 103.83              --                --            --           (19.95)%
         All contract charges                                 --             126          $ 13,363          4.59%              --
  2007   Lowest contract charge 0.00% Class A           $ 134.79              --                --            --             5.75%
         Highest contract charge 0.90% Class A          $ 129.71              --                --            --             4.80%
         All contract charges                                 --              82          $ 10,940          4.42%              --
  2006   Lowest contract charge 0.00% Class A           $ 127.46              --                --            --             9.03%
         Highest contract charge 0.90% Class A          $ 123.77              --                --            --             8.05%
         All contract charges                                 --              44          $  5,540          3.91%              --
  2005   Lowest contract charge 0.00% Class A           $ 116.90              --                --            --             3.50%
         Highest contract charge 0.90% Class A          $ 114.55              --                --            --             2.57%
         All contract charges                                 --              30          $  3,453          5.23%              --
  2004   Lowest contract charge 0.00% Class A           $ 112.95              --                --            --             8.02%
         Highest contract charge 0.90% Class A          $ 111.68              --                --            --             7.05%
         All contract charges                                 --              11          $  1,341          5.01%              --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $ 107.46              --                --            --           (19.43)%
         Highest contract charge 0.90% Class B          $ 102.48              --                --            --           (20.15)%
         All contract charges                                 --              54          $  5,770          4.59%              --
  2007   Lowest contract charge 0.00% Class B (c)       $ 133.37              --                --            --             5.49%
         Highest contract charge 0.90% Class B          $ 128.34              --                --            --             4.54%
         All contract charges                                 --              15          $  1,965          4.42%              --
  2006   Lowest contract charge 0.00% Class B (c)       $ 126.43              --                --            --             8.76%
         Highest contract charge 0.90% Class B          $ 122.77              --                --            --             7.78%
         All contract charges                                 --               7          $    836          3.91%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA Conservative-Plus Allocation (Continued)
--------------------------------------------
  2005   Lowest contract charge 0.00% Class B (c)       $ 116.25              --                --            --             3.25%
         Highest contract charge 0.90% Class B          $ 113.91              --                --            --             2.32%
         All contract charges                                 --               4          $    441          5.23%              --
  2004   Lowest contract charge 0.00% Class B (c)       $ 112.59              --                --            --             7.75%
         Highest contract charge 0.90% Class B          $ 111.33              --                --            --             6.78%
         All contract charges                                 --               3          $    326          5.01%              --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 222.23              --                --            --           (24.29)%
         Highest contract charge 0.90% Class A          $ 207.64              --                --            --           (24.97)%
         All contract charges                                 --           2,411          $962,519          3.66%              --
AXA Moderate Allocation (Continued)
-----------------------------------
  2007   Lowest contract charge 0.00% Class A         $ 293.51              --                 --           --            6.54%
         Highest contract charge 0.90% Class A        $ 276.73              --                 --           --            5.58%
         All contract charges                               --           2,592         $1,387,781         3.32%             --
  2006   Lowest contract charge 0.00% Class A         $ 275.48              --                 --           --           10.60%
         Highest contract charge 0.90% Class A        $ 262.11              --                 --           --            9.60%
         All contract charges                               --           2,735         $1,392,978         2.87%             --
  2005   Lowest contract charge 0.00% Class A         $ 249.09              --                 --           --            5.05%
         Highest contract charge 0.90% Class A        $ 239.15              --                 --           --            4.38%
         All contract charges                               --           2,888         $1,343,916         2.56%             --
  2004   Lowest contract charge 0.00% Class A         $ 237.11              --                 --           --            9.00%
         Highest contract charge 0.90% Class A        $ 229.11              --                 --           --            8.02%
         All contract charges                               --           3,033         $1,379,837         2.77%             --
AXA Moderate Allocation
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 110.24              --                 --           --          (24.47)%
         Highest contract charge 0.90% Class B        $ 112.73              --                 --           --          (25.16)%
         All contract charges                               --             772         $   82,571         3.66%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 145.96              --                 --           --            6.27%
         Highest contract charge 0.90% Class B        $ 150.62              --                 --           --            5.31%
         All contract charges                               --             685         $   96,133         3.32%             --
  2006   Lowest contract charge 0.00% Class B (c)     $ 137.35              --                 --           --           10.32%
         Highest contract charge 0.90% Class B        $ 143.03              --                 --           --            9.33%
         All contract charges                               --             638         $   85,631         2.87%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 124.50              --                 --           --            4.80%
         Highest contract charge 0.90% Class B        $ 130.82              --                 --           --            3.85%
         All contract charges                               --             659         $   89,296         2.56%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 118.80              --                 --           --            8.72%
         Highest contract charge 0.90% Class B        $ 125.97              --                 --           --            7.75%
         All contract charges                               --             660         $   77,456         2.77%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 108.67              --                 --           --          (31.61)%
         Highest contract charge 0.90% Class A        $ 103.64              --                 --           --          (32.22)%
         All contract charges                               --           1,552         $  164,181         2.62%             --
  2007   Lowest contract charge 0.00% Class A         $ 158.89              --                 --           --            6.65%
         Highest contract charge 0.90% Class A        $ 152.90              --                 --           --            5.69%
         All contract charges                               --           1,250         $  194,601         3.77%             --
  2006   Lowest contract charge 0.00% Class A         $ 148.98              --                 --           --           14.79%
         Highest contract charge 0.90% Class A        $ 144.67              --                 --           --           13.76%
         All contract charges                               --             683         $  100,405         3.84%             --
  2005   Lowest contract charge 0.00% Class A         $ 129.78              --                 --           --            6.93%
         Highest contract charge 0.90% Class A        $ 127.17              --                 --           --            5.97%
         All contract charges                               --             294         $   37,728         5.53%             --
  2004   Lowest contract charge 0.00% Class A         $ 121.36              --                 --           --           11.97%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
         Highest contract charge 0.90% Class A        $ 120.00              --                 --           --           10.96%
         All contract charges                               --             108         $   13,111         3.95%             --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 107.26              --                 --           --          (31.77)%
         Highest contract charge 0.90% Class B        $ 102.29              --                 --           --          (32.39)%
         All contract charges                               --             727         $   76,912         2.62%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 157.21              --                 --           --            6.39%
         Highest contract charge 0.90% Class B        $ 151.29              --                 --           --            5.43%
         All contract charges                               --             430         $   66,580         3.77%             --
AXA Moderate-Plus Allocation (Continued)
----------------------------------------
  2006   Lowest contract charge 0.00% Class B (c)     $ 147.77              --                 --           --         14.50%
         Highest contract charge 0.90% Class B        $ 143.50              --                 --           --         13.48%
         All contract charges                               --             199         $   29,024         3.84%           --
  2005   Lowest contract charge 0.00% Class B (c)     $ 129.05              --                 --           --          6.67%
         Highest contract charge 0.90% Class B        $ 126.46              --                 --           --          5.71%
         All contract charges                               --              61         $    7,834         3.95%           --
  2004   Lowest contract charge 0.00% Class B (c)     $ 120.99              --                 --           --         11.69%
         Highest contract charge 0.90% Class B        $ 119.63              --                 --           --         10.69%
         All contract charges                               --              18         $    2,181         4.00%           --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 207.02              --                 --           --       (43.66)%
         Highest contract charge 0.90% Class A        $ 228.54              --                 --           --       (44.16)%
         All contract charges                               --           2,570         $1,063,965         1.76%          --
  2007   Lowest contract charge 0.00% Class A         $ 367.42              --                 --           --         3.74%
         Highest contract charge 0.90% Class A        $ 409.31              --                 --           --         2.80%
         All contract charges                               --           2,851         $2,121,464         1.21%          --
  2006   Lowest contract charge 0.00% Class A         $ 354.17              --                 --           --        10.96%
         Highest contract charge 0.90% Class A        $ 398.15              --                 --           --         9.97%
         All contract charges                               --           3,107         $2,255,277         1.42%          --
  2005   Lowest contract charge 0.00% Class A         $ 319.17              --                 --           --         4.56%
         Highest contract charge 0.90% Class A        $ 362.05              --                 --           --         3.62%
         All contract charges                               --           3,328         $2,221,730         1.05%          --
  2004   Lowest contract charge 0.00% Class A         $ 305.25              --                 --           --        14.40%
         Highest contract charge 0.90% Class A        $ 349.40              --                 --           --        13.37%
         All contract charges                               --           3,493         $2,281,558         1.21%          --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  65.14              --                 --           --       (43.79)%
         Highest contract charge 0.90% Class B        $  71.78              --                 --           --       (44.30)%
         All contract charges                               --           1,545         $  114,072         1.76%          --
  2007   Lowest contract charge 0.00% Class B (c)     $ 115.89              --                 --           --         3.48%
         Highest contract charge 0.90% Class B        $ 128.87              --                 --           --         2.54%
         All contract charges                               --           1,632         $  215,773         1.21%          --
  2006   Lowest contract charge 0.00% Class B (c)     $ 111.99              --                 --           --        10.69%
         Highest contract charge 0.90% Class B        $ 125.68              --                 --           --         9.70%
         All contract charges                               --           1,728         $  222,898         1.42%          --
  2005   Lowest contract charge 0.00% Class B (c)     $ 101.18              --                 --           --         4.30%
         Highest contract charge 0.90% Class B        $ 114.57              --                 --           --         3.36%
         All contract charges                               --           1,773         $  207,802         1.05%          --
  2004   Lowest contract charge 0.00% Class B (c)     $  97.01              --                 --           --        14.12%
         Highest contract charge 0.90% Class B        $ 110.84              --                 --           --        13.09%
         All contract charges                               --           1,785         $  201,729         1.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government
  Securities
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 213.74              --                 --           --         3.85%
         Highest contract charge 0.90% Class A        $ 196.64              --                 --           --         2.92%
         All contract charges                               --             514         $  115,434         3.43%          --
  2007   Lowest contract charge 0.00% Class A         $ 205.81              --                 --           --         7.13%
         Highest contract charge 0.90% Class A        $ 191.07              --                 --           --         6.17%
         All contract charges                               --             514         $  111,848         4.67%          --
  2006   Lowest contract charge 0.00% Class A         $ 192.11              --                 --           --         3.39%
         Highest contract charge 0.90% Class A        $ 179.97              --                 --           --         2.46%
         All contract charges                               --             519         $  106,196         4.12%          --
  2005   Lowest contract charge 0.00% Class A         $ 185.82              --                --            --          1.49%
         Highest contract charge 0.90% Class A        $ 175.66              --                --            --          0.58%
         All contract charges                               --             582          $116,035          3.45%           --
  2004   Lowest contract charge 0.00% Class A         $ 183.09              --                --            --          2.19%
         Highest contract charge 0.90% Class A        $ 174.64              --                --            --          1.28%
         All contract charges                               --             690          $135,775          2.98%           --
EQ/AllianceBernstein Intermediate Government
  Securities
--------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 154.63              --                --            --          3.59%
         Highest contract charge 0.90% Class B        $ 144.81              --                --            --          2.66%
         All contract charges                               --             194          $ 28,362          3.43%           --
  2007   Lowest contract charge 0.00% Class B (c)     $ 149.27              --                --            --          6.87%
         Highest contract charge 0.90% Class B        $ 141.06              --                --            --          5.90%
         All contract charges                               --             220          $ 31,242          4.67%           --
  2006   Lowest contract charge 0.00% Class B (c)     $ 139.68              --                --            --          3.12%
         Highest contract charge 0.90% Class B        $ 133.20              --                --            --          2.20%
         All contract charges                               --             220          $ 29,485          4.12%           --
  2005   Lowest contract charge 0.00% Class B (c)     $ 135.45              --                --            --          1.24%
         Highest contract charge 0.90% Class B        $ 130.34              --                --            --          0.33%
         All contract charges                               --             230          $ 30,001          3.45%           --
  2004   Lowest contract charge 0.00% Class B (c)     $ 133.80              --                --            --          1.94%
         Highest contract charge 0.90% Class B        $ 129.91              --                --            --          1.02%
         All contract charges                               --             224          $ 28,912          2.98%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 122.66              --                --            --       (50.60)%
         Highest contract charge 0.90% Class A        $ 108.32              --                --            --       (51.04)%
         All contract charges                               --           2,982          $340,199          2.81%          --
  2007   Lowest contract charge 0.00% Class A         $ 248.28              --                --            --        12.01%
         Highest contract charge 0.90% Class A        $ 221.26              --                --            --        11.00%
         All contract charges                               --           3,274          $760,166          1.50%          --
  2006   Lowest contract charge 0.00% Class A         $ 221.66              --                --            --        23.82%
         Highest contract charge 0.90% Class A        $ 199.34              --                --            --        22.71%
         All contract charges                               --           3,392          $705,764          1.66%          --
  2005   Lowest contract charge 0.00% Class A         $ 179.02              --                --            --        15.58%
         Highest contract charge 0.90% Class A        $ 162.45              --                --            --        14.54%
         All contract charges                               --           3,448          $581,793          1.74%          --
  2004   Lowest contract charge 0.00% Class A         $ 154.89              --                --            --        18.47%
         Highest contract charge 0.90% Class A        $ 141.83              --                --            --        17.40%
         All contract charges                               --           3,521          $515,982          2.12%          --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  84.37              --                --            --       (50.72)%
         Highest contract charge 0.90% Class B        $  80.34              --                --            --       (51.17)%
         All contract charges                               --             569          $ 48,080          2.81%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2007   Lowest contract charge 0.00% Class B (c)        $ 171.21              --                --            --           11.73%
         Highest contract charge 0.90% Class B           $ 164.52              --                --            --           10.71%
         All contract charges                                  --             583          $100,264          1.50%             --
  2006   Lowest contract charge 0.00% Class B (c)        $ 153.24              --                --            --           23.52%
         Highest contract charge 0.90% Class B           $ 148.60              --                --            --           22.41%
         All contract charges                                  --             560          $ 86,902          1.66%             --
  2005   Lowest contract charge 0.00% Class B (c)        $ 124.06              --                --            --           15.29%
         Highest contract charge 0.90% Class B           $ 121.39              --                --            --           14.26%
         All contract charges                                  --             540          $ 68,275          1.74%             --
  2004   Lowest contract charge 0.00% Class B (c)        $ 107.60             --                 --            --           18.17%
         Highest contract charge 0.90% Class B           $ 106.24             --                 --            --           17.11%
         All contract charges                                  --            511           $ 56,460          2.12%             --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A            $ 137.63             --                 --            --          (44.52)%
         Highest contract charge 0.90% Class A           $ 123.85             --                 --            --          (45.02)%
         All contract charges                                  --            719           $ 93,895          0.01%             --
  2007   Lowest contract charge 0.00% Class A            $ 248.07             --                 --            --           16.99%
         Highest contract charge 0.90% Class A           $ 225.25             --                 --            --           15.92%
         All contract charges                                  --            776           $183,518            --              --
  2006   Lowest contract charge 0.00% Class A            $ 212.05             --                 --            --            9.27%
         Highest contract charge 0.90% Class A           $ 194.31             --                 --            --            8.28%
         All contract charges                                  --            842           $170,884            --              --
  2005   Lowest contract charge 0.00% Class A            $ 194.07             --                 --            --           11.78%
         Highest contract charge 0.90% Class A           $ 179.44             --                 --            --           10.78%
         All contract charges                                  --            879           $163,607            --              --
  2004   Lowest contract charge 0.00% Class A            $ 173.61             --                 --            --           14.27%
         Highest contract charge 0.90% Class A           $ 161.98             --                 --            --           13.24%
         All contract charges                                  --            913           $152,710            --              --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)        $ 113.82             --                 --            --          (44.66)%
         Highest contract charge 0.90% Class B           $  92.81             --                 --            --          (45.16)%
         All contract charges                                  --            371           $ 35,774          0.01%             --
  2007   Lowest contract charge 0.00% Class B (c)        $ 205.66             --                 --            --           16.69%
         Highest contract charge 0.90% Class B           $ 169.23             --                 --            --           15.63%
         All contract charges                                  --            384           $ 67,100            --              --
  2006   Lowest contract charge 0.00% Class B (c)        $ 176.25             --                 --            --            9.00%
         Highest contract charge 0.90% Class B           $ 146.35             --                 --            --            8.02%
         All contract charges                                  --            407           $ 61,163            --              --
  2005   Lowest contract charge 0.00% Class B (c)        $ 161.69             --                 --            --           11.51%
         Highest contract charge 0.90% Class B           $ 135.48             --                 --            --           10.51%
         All contract charges                                  --            419           $ 58,017            --              --
  2004   Lowest contract charge 0.00% Class B (c)        $ 145.02             --                 --            --           13.98%
         Highest contract charge 0.90% Class B           $ 122.60             --                 --            --           12.96%
         All contract charges                                  --            408           $ 51,074            --              --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)        $  57.28             --                 --            --          (38.32)%
         Highest contract charge 0.90% Class A (f)       $  56.40             --                 --            --          (38.89)%
         All contract charges                                  --             20           $  1,119          1.57%             --
  2007   Lowest contract charge 0.00% Class A (f)        $  92.87             --                 --            --           (7.13)%
         Highest contract charge 0.90% Class A (f)       $  92.29             --                 --            --           (7.71)%
         All contract charges                                  --              5           $    461          1.16%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.00% to 0.90%*                      $  70.25             --                 --            --          (38.49)%
  2008   Lowest contract charge 0.00% Class B (e)        $  56.16             --                 --            --          (39.04)%
         Highest contract charge 0.90% Class B (f)             --              4           $    269          1.57%             --
         All contract charges                            $ 114.20             --                 --            --           (1.18)%
  2007   Lowest contract charge 0.00% Class B (e)        $  92.13             --                 --            --           (7.87)%
         Highest contract charge 0.90% Class B (f)             --              2           $    243          1.16%             --
         All contract charges
  2006   Lowest contract charge 0.00% Class B (e)      $ 115.56             --                 --            --          11.16%
         Highest contract charge 0.00% Class B (e)     $ 115.56             --                 --            --          11.16%
         All contract charges                                --             --           $     40          1.48%            --
  2005   Lowest contract charge 0.00% Class B (e)      $ 103.96             --                 --            --           3.96%
         Highest contract charge 0.00% Class B (e)     $ 103.96             --                 --            --           3.96%
         All contract charges                                --             --           $      1            --             --
EQ/AXA Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 106.12             --                 --            --          (5.70)%
         Highest contract charge 0.90% Class B         $ 100.80             --                 --            --          (6.55)%
         All contract charges                                --            119           $ 12,252          0.16%            --
  2007   Lowest contract charge 0.00% Class B          $ 112.54             --                 --            --           3.29%
         Highest contract charge 0.90% Class B         $ 107.87             --                 --            --           2.35%
         All contract charges                                --            143           $ 15,725          2.00%            --
  2006   Lowest contract charge 0.00% Class B          $ 108.96             --                 --            --           1.45%
         Highest contract charge 0.90% Class B         $ 105.39             --                 --            --           0.54%
         All contract charges                                --            141           $ 15,060          3.05%            --
  2005   Lowest contract charge 0.00% Class B          $ 107.40             --                 --            --           7.51%
         Highest contract charge 0.90% Class B         $ 104.83             --                 --            --           6.54%
         All contract charges                                --            119           $ 12,570            --             --
  2004   Lowest contract charge 0.00% Class B          $  99.90             --                 --            --           3.63%
         Highest contract charge 0.90% Class B         $  98.39             --                 --            --           2.70%
         All contract charges                                --             46           $  4,597            --             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A          $ 133.48             --                 --            --         (36.40)%
         Highest contract charge 0.60% Class A         $ 129.34             --                 --            --         (36.78)%
         All contract charges                                --            118           $ 15,312          1.72%            --
  2007   Lowest contract charge 0.00% Class A          $ 209.86             --                 --            --           1.43%
         Highest contract charge 0.60% Class A         $ 204.58             --                 --            --           0.82%
         All contract charges                                --             92           $ 18,777          1.08%            --
  2006   Lowest contract charge 0.00% Class A          $ 206.90             --                 --            --          21.21%
         Highest contract charge 0.60% Class A         $ 202.91             --                 --            --          20.49%
         All contract charges                                --             81           $ 16,311          2.90%            --
  2005   Lowest contract charge 0.00% Class A          $ 170.69             --                 --            --           3.21%
         Highest contract charge 0.60% Class A         $ 168.41             --                 --            --           2.59%
         All contract charges                                --             67           $ 11,074          1.38%            --
  2004   Lowest contract charge 0.00% Class A          $ 165.39             --                 --            --          10.85%
         Highest contract charge 0.60% Class A         $ 164.16             --                 --            --          10.18%
         All contract charges                                --             39           $  6,328          2.16%            --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 177.01             --                 --            --         (36.56)%
         Highest contract charge 0.90% Class B         $ 159.29             --                 --            --         (37.13)%
         All contract charges                                --            668           $108,533          1.72%            --
  2007   Lowest contract charge 0.00% Class B          $ 279.01             --                 --            --           1.18%
         Highest contract charge 0.90% Class B         $ 253.37             --                 --            --           0.27%
         All contract charges                                --            716           $183,917          1.08%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------

EQ/BlackRock Basic Value Equity (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.00% Class B          $ 275.76              --                 --            --          20.91%
         Highest contract charge 0.90% Class B         $ 252.70              --                 --            --          19.83%
         All contract charges                                --             768           $196,776          2.90%            --
  2005   Lowest contract charge 0.00% Class B          $ 228.07              --                 --            --           2.95%
         Highest contract charge 0.90% Class B         $ 210.89              --                 --            --           2.03%
         All contract charges                                --             827           $176,643          1.38%            --
  2004   Lowest contract charge 0.00% Class B           $ 221.53             --                 --            --           10.57%
         Highest contract charge 0.90% Class B          $ 206.70             --                 --            --            9.57%
         All contract charges                                 --            884           $184,573          2.16%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 146.17             --                 --            --          (42.86)%
         Highest contract charge 0.60% Class A          $ 108.89             --                 --            --          (43.19)%
         All contract charges                                 --            116           $ 16,541          2.19%             --
  2007   Lowest contract charge 0.00% Class A           $ 255.79             --                 --            --           10.47%
         Highest contract charge 0.60% Class A          $ 191.69             --                 --            --            9.80%
         All contract charges                                 --            111           $ 27,712          1.92%             --
  2006   Lowest contract charge 0.00% Class A           $ 231.55             --                 --            --           25.98%
         Highest contract charge 0.60% Class A          $ 174.58             --                 --            --           25.23%
         All contract charges                                 --             94           $ 21,155          3.57%             --
  2005   Lowest contract charge 0.00% Class A           $ 183.79             --                 --            --           11.12%
         Highest contract charge 0.60% Class A          $ 139.41             --                 --            --           10.45%
         All contract charges                                 --             69           $ 12,366          1.38%             --
  2004   Lowest contract charge 0.00% Class A           $ 165.41             --                 --            --           21.95%
         Highest contract charge 0.60% Class A          $ 126.22             --                 --            --           21.22%
         All contract charges                                 --             34           $  5,468          2.16%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 107.71             --                 --            --          (42.99)%
         Highest contract charge 0.90% Class B          $ 108.61             --                 --            --          (43.51)%
         All contract charges                                 --            841           $ 93,084          2.19%             --
  2007   Lowest contract charge 0.00% Class B           $ 188.94             --                 --            --           10.19%
         Highest contract charge 0.90% Class B          $ 192.27             --                 --            --            9.19%
         All contract charges                                 --            950           $185,432          1.92%             --
  2006   Lowest contract charge 0.00% Class B           $ 171.47             --                 --            --           25.68%
         Highest contract charge 0.90% Class B          $ 176.08             --                 --            --           24.56%
         All contract charges                                 --            978           $174,081          3.57%             --
  2005   Lowest contract charge 0.00% Class B           $ 136.43             --                 --            --           10.84%
         Highest contract charge 0.90% Class B          $ 141.37             --                 --            --            9.84%
         All contract charges                                 --            957           $136,185          1.80%             --
  2004   Lowest contract charge 0.00% Class B           $ 123.09             --                 --            --           21.64%
         Highest contract charge 0.90% Class B          $ 128.70             --                 --            --           20.55%
         All contract charges                                 --            846           $109,326          1.67%             --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  66.79             --                 --            --          (32.12)%
         Highest contract charge 0.90% Class A (f)      $  65.77             --                 --            --          (32.74)%
         All contract charges                                 --             48           $  3,153          3.06%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  98.40             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A (f)      $  97.78             --                 --            --           (2.22)%
         All contract charges                                 --             17           $  1,714          2.69%
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $  92.72             --                 --            --          (32.30)%
         Highest contract charge 0.90% Class B (f)      $  65.49             --                 --            --          (32.91)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Boston Advisors Equity Income (Continued)
--------------------------------------------
         All contract charges                                 --             58           $  4,949          3.06%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 136.96             --                 --            --            3.70%
         Highest contract charge 0.90% Class B (f)      $  97.61             --                 --            --           (2.39)%
         All contract charges                                 --             34           $  4,423          2.69%             --
  2006   Lowest contract charge 0.00% Class B (b)      $ 132.07            --                 --             --           15.96%
         Highest contract charge 0.00% Class B (b)     $ 132.07            --                 --             --           15.96%
         All contract charges                                --            25             $3,237           2.75%             --
  2005   Lowest contract charge 0.00% Class B (b)      $ 113.89            --                 --             --            6.15%
         Highest contract charge 0.00% Class B (b)     $ 113.89            --                 --             --            6.15%
         All contract charges                                --            11             $1,282           2.59%             --
  2004   Lowest contract charge 0.00% Class B (b)      $ 107.29            --                 --             --            9.15%
         Highest contract charge 0.00% Class B (b)     $ 107.29            --                 --             --            9.15%
         All contract charges                                --            --             $   50           2.06%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $  97.22            --                 --             --          (45.08)%
         Highest contract charge 0.00% Class A         $  97.22            --                 --             --          (45.08)%
         All contract charges                                --            --             $   24           0.33%             --
  2007   Lowest contract charge 0.00% Class A          $ 177.03            --                 --             --           12.41%
         Highest contract charge 0.00% Class A         $ 177.03            --                 --             --           12.41%
         All contract charges                                --            --             $   12           0.40%             --
  2006   Lowest contract charge 0.00% Class A          $ 157.48            --                 --             --            5.45%
         Highest contract charge 0.00% Class A         $ 157.48            --                 --             --            5.45%
         All contract charges                                --            --                 --             --              --
  2005   Lowest contract charge 0.00% Class A          $ 149.34            --                 --             --            9.00%
         Highest contract charge 0.00% Class A         $ 149.34            --                 --             --            9.00%
         All contract charges                                --            --                 --             --              --
  2004   Lowest contract charge 0.00% Class A          $ 137.01            --                 --             --            3.85%
         Highest contract charge 0.00% Class A         $ 137.01            --                 --             --            3.85%
         All contract charges                                --            --                 --             --              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $  61.36            --                 --             --          (45.22)%
         Highest contract charge 0.90% Class B         $  56.37            --                 --             --          (45.71)%
         All contract charges                                --             7             $  401           0.33%             --
  2007   Lowest contract charge 0.00% Class B (c)      $ 112.02            --                 --             --           12.13%
         Highest contract charge 0.90% Class B         $ 103.84            --                 --             --           11.12%
         All contract charges                                --             7             $  747           0.40%             --
  2006   Lowest contract charge 0.00% Class B (c)      $  99.90            --                 --             --            5.23%
         Highest contract charge 0.90% Class B         $  93.45            --                 --             --            4.28%
         All contract charges                                --             2             $  233             --              --
  2005   Lowest contract charge 0.00% Class B (c)      $  94.93            --                 --             --            8.74%
         Highest contract charge 0.90% Class B         $  89.61            --                 --             --            7.76%
         All contract charges                                --             1             $  129             --              --
  2004   Lowest contract charge 0.00% Class B (c)      $  87.31            --                 --             --            3.59%
         Highest contract charge 0.90% Class B         $  83.16            --                 --             --            2.66%
         All contract charges                                --            --             $   11             --              --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% *
  2008   Lowest contract charge 0.00% Class A          $  96.60            --                 --             --          (40.25)%
         Highest contract charge 0.00% Class A         $  96.60            --                 --             --          (40.25)%
         All contract charges                                --             3             $  299           0.18%             --
  2007   Lowest contract charge 0.00% Class A          $ 161.68            --                 --             --            5.78%
         Highest contract charge 0.00% Class A         $ 161.68            --                 --             --            5.78%
         All contract charges                                --             3             $  444             --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2006   Lowest contract charge 0.00% Class A         $ 152.85             --                 --            --            7.67%
         Highest contract charge 0.00% Class A        $ 152.85             --                 --            --            7.67%
         All contract charges                                --            --           $     64          0.22%             --
  2005   Lowest contract charge 0.00% Class A         $ 141.97             --                 --            --            5.37%
         Highest contract charge 0.00% Class A        $ 141.97             --                 --            --            5.37%
         All contract charges                               --             --           $     62          0.20%             --
  2004   Lowest contract charge 0.00% Class A         $ 134.73             --                 --            --            5.80%
         Highest contract charge 0.00% Class A        $ 134.73             --                 --            --            5.80%
         All contract charges                               --             --           $     59          0.53%             --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $  52.31             --                 --            --          (40.41)%
         Highest contract charge 0.90% Class B        $  55.12             --                 --            --          (40.95)%
         All contract charges                               --             65           $  3,620          0.18%             --
  2007   Lowest contract charge 0.00% Class B (c)     $  87.78             --                 --            --            5.48%
         Highest contract charge 0.90% Class B        $  93.34             --                 --            --            4.52%
         All contract charges                               --             77           $  7,226            --              --
  2006   Lowest contract charge 0.00% Class B (c)     $  83.22             --                 --            --            7.40%
         Highest contract charge 0.90% Class B        $  89.30             --                 --            --            6.44%
         All contract charges                               --             47           $  4,247          0.22%             --
  2005   Lowest contract charge 0.00% Class B (c)     $  77.49             --                 --            --            5.11%
         Highest contract charge 0.90% Class B        $  83.90             --                 --            --            4.16%
         All contract charges                               --             26           $  2,195          0.20%             --
  2004   Lowest contract charge 0.00% Class B (c)     $  73.72             --                 --            --            5.53%
         Highest contract charge 0.90% Class B        $  80.54             --                 --            --            4.58%
         All contract charges                               --             23           $  1,801          0.53%             --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 117.30             --                 --            --          (39.51)%
         Highest contract charge 0.60% Class A        $  77.62             --                 --            --          (39.87)%
         All contract charges                               --             64           $  6,892          0.93%             --
  2007   Lowest contract charge 0.00% Class A         $ 193.92             --                 --            --            1.90%
         Highest contract charge 0.60% Class A        $ 129.09             --                 --            --            1.28%
         All contract charges                               --             65           $ 11,625          1.25%             --
  2006   Lowest contract charge 0.00% Class A         $ 190.31             --                 --            --           12.33%
         Highest contract charge 0.60% Class A        $ 127.46             --                 --            --           11.66%
         All contract charges                               --              5           $    729          0.57%             --
  2005   Lowest contract charge 0.00% Class A         $ 169.42             --                 --            --            6.32%
         Highest contract charge 0.60% Class A        $ 114.15             --                 --            --            5.69%
         All contract charges                               --              5           $    549          0.56%             --
  2004   Lowest contract charge 0.00% Class A         $ 159.34             --                 --            --           11.18%
         Highest contract charge 0.60% Class A        $ 108.01             --                 --            --           10.52%
         All contract charges                               --              3           $    305          0.64%             --
EQ/Capital Guardian Research (i)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $  89.78             --                 --            --          (39.66)%
         Highest contract charge 0.90% Class B        $  82.51             --                 --            --          (40.21)%
         All contract charges                               --            839           $ 71,731          0.93%             --
  2007   Lowest contract charge 0.00% Class B         $ 148.80             --                 --            --            1.66%
         Highest contract charge 0.90% Class B        $ 137.99             --                 --            --            0.73%
         All contract charges                               --            991           $141,208          1.25%             --
  2006   Lowest contract charge 0.00% Class B         $ 146.37             --                 --            --           12.06%
         Highest contract charge 0.90% Class B        $ 136.99             --                 --            --           11.05%
         All contract charges                               --            631           $ 88,935          0.57%             --
  2005   Lowest contract charge 0.00% Class B         $ 130.63             --                 --            --            6.06%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (i) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class B          $ 123.36              --                --            --            5.10%
         All contract charges                                 --             667          $ 84,346          0.56%             --
  2004   Lowest contract charge 0.00% Class B           $ 123.17              --                --            --           10.90%
         Highest contract charge 0.90% Class B          $ 117.36              --                --            --            9.91%
         All contract charges                                 --             685          $ 82,149          0.64%             --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  94.21              --                --            --          (19.09)%
         Highest contract charge 0.90% Class B (f)      $  79.20              --                --            --          (19.81)%
         All contract charges                                 --              43          $  3,529          9.13%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 116.44              --                --            --            2.81%
         Highest contract charge 0.90% Class B (f)      $  98.77              --                --            --           (1.23)%
         All contract charges                                 --              20          $  2,062         19.97%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 113.26              --                --            --            7.96%
         Highest contract charge 0.00% Class B (d)      $ 113.26              --                --            --            7.96%
         All contract charges                                 --               1          $    141         10.18%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 104.91              --                --            --            4.91%
         Highest contract charge 0.00% Class B (d)      $ 104.91              --                --            --            4.91%
         All contract charges                                 --              --          $      7          1.86%             --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A           $ 239.18              --                --            --          (37.17)%
         Highest contract charge 0.90% Class A          $ 211.35              --                --            --          (37.73)%
         All contract charges                                 --           1,683          $378,210          1.89%             --
  2007   Lowest contract charge 0.00% Class A           $ 380.65              --                --            --            5.22%
         Highest contract charge 0.90% Class A          $ 339.42              --                --            --            4.27%
         All contract charges                                 --           1,757          $629,598          1.54%             --
  2006   Lowest contract charge 0.00% Class A           $ 361.77              --                --            --           15.38%
         Highest contract charge 0.90% Class A          $ 325.53              --                --            --           14.34%
         All contract charges                                 --           1,865          $637,198          1.75%             --
  2005   Lowest contract charge 0.00% Class A           $ 313.55              --                --            --            4.66%
         Highest contract charge 0.90% Class A          $ 284.70              --                --            --            3.72%
         All contract charges                                 --           2,049          $608,947          1.54%             --
  2004   Lowest contract charge 0.00% Class A           $ 299.58              --                --            --           10.51%
         Highest contract charge 0.90% Class A          $ 274.48              --                --            --            9.51%
         All contract charges                                 --           2,172          $619,922          1.66%             --
EQ/Equity 500 Index
-------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)       $  72.94              --                --            --          (37.33)%
         Highest contract charge 0.90% Class B          $  79.31              --                --            --          (37.88)%
         All contract charges                                 --           1,013          $ 72,180          1.89%             --
  2007   Lowest contract charge 0.00% Class B (c)       $ 116.38              --                --            --            4.95%
         Highest contract charge 0.90% Class B          $ 127.68              --                --            --            4.00%
         All contract charges                                 --           1,054          $119,906          1.54%             --
  2006   Lowest contract charge 0.00% Class B (c)       $ 110.89              --                --            --           15.09%
         Highest contract charge 0.90% Class B          $ 122.77              --                --            --           14.06%
         All contract charges                                 --           1,078          $118,004          1.75%             --
  2005   Lowest contract charge 0.00% Class B (c)       $  96.35              --                --            --            4.40%
         Highest contract charge 0.90% Class B          $ 107.63              --                --            --            3.47%
         All contract charges                                 --           1,095          $104,727          1.54%             --
  2004   Lowest contract charge 0.00% Class B (c)       $  92.28              --                --            --           10.23%
         Highest contract charge 0.90% Class B          $ 104.03              --                --            --            9.24%
         All contract charges                                 --           1,115          $102,792          1.66%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- ------------
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (s)      $ 122.61             --                 --            --          6.75%
         Highest contract charge 0.90% Class A (f)     $ 113.08             --                 --            --          5.79%
         All contract charges                                --            196            $23,223         20.80%           --
  2007   Lowest contract charge 0.00% Class A (s)      $ 114.86             --                 --            --          9.59%
         Highest contract charge 0.90% Class A (f)     $ 106.89             --                 --            --          6.89%
         All contract charges                                --             50            $ 5,603          7.15%           --
  2006   Lowest contract charge 0.00% Class A (s)      $ 104.81             --                 --            --          4.81%
         Highest contract charge 0.00% Class A (s)     $ 104.81             --                 --            --          4.81%
         All contract charges                                --              2            $   209          0.59%           --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (e)      $ 117.74             --                 --            --          6.48%
         Highest contract charge 0.90% Class B (f)     $ 112.59             --                 --            --          5.52%
         All contract charges                                --             56            $ 6,292         20.80%           --
  2007   Lowest contract charge 0.00% Class B (e)      $ 110.57             --                 --            --          9.31%
         Highest contract charge 0.90% Class B (f)     $ 106.70             --                 --            --          6.70%
         All contract charges                                --              8            $   832          7.15%           --
  2006   Lowest contract charge 0.00% Class B (e)      $ 101.15             --                 --            --          3.42%
         Highest contract charge 0.00% Class B (e)     $ 101.15             --                 --            --          3.42%
         All contract charges                                --              1            $    61            --            --
  2005   Lowest contract charge 0.00% Class B (e)      $  97.81             --                 --            --        (2.19)%
         Highest contract charge 0.00% Class B (e)     $  97.81             --                 --            --        (2.19)%
         All contract charges                                --             --            $    12            --           --
EQ/Evergreen Omega
------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $ 135.74             --                 --            --       (27.42)%
         Highest contract charge 0.00% Class A         $ 135.74             --                 --            --       (27.42)%
         All contract charges                                --              4            $   380          0.61%          --
  2007   Lowest contract charge 0.00% Class A          $ 187.02             --                 --            --        11.61%
         Highest contract charge 0.00% Class A         $ 187.02             --                 --            --        11.61%
         All contract charges                                --              3            $   432          0.00%          --
  2006   Lowest contract charge 0.00% Class A          $ 167.56             --                 --            --         6.13%
         Highest contract charge 0.00% Class A         $ 167.56             --                 --            --         6.13%
         All contract charges                                --              1            $    82          2.06%          --
  2005   Lowest contract charge 0.00% Class A          $ 157.88             --                 --            --         4.22%
         Highest contract charge 0.00% Class A         $ 157.88             --                 --            --         4.22%
         All contract charges                                --              1            $   108          0.04%          --
  2004   Lowest contract charge 0.00% Class A          $ 151.49             --                 --            --         7.31%
         Highest contract charge 0.00% Class A         $ 151.49             --                 --            --         7.31%
         All contract charges                                --             --            $    15          0.31%          --
EQ/Evergreen Omega
------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $  78.25             --                 --            --       (27.60)%
         Highest contract charge 0.90% Class B         $  71.91             --                 --            --       (28.26)%
         All contract charges                                --            129            $ 9,449          0.61%          --
  2007   Lowest contract charge 0.00% Class B          $ 108.08             --                 --            --        11.33%
         Highest contract charge 0.90% Class B         $ 100.23             --                 --            --        10.32%
         All contract charges                                --            129            $13,009            --           --
  2006   Lowest contract charge 0.00% Class B          $  97.08             --                 --            --         5.87%
         Highest contract charge 0.90% Class B         $  90.85             --                 --            --         4.92%
         All contract charges                                --             93            $ 8,539          2.06%          --
  2005   Lowest contract charge 0.00% Class B          $  91.70             --                 --            --         3.96%
         Highest contract charge 0.90% Class B         $  86.59             --                 --            --         3.03%
         All contract charges                                --            110            $ 9,551          0.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Evergreen Omega (Continued)
------------------------------
  2004   Lowest contract charge 0.00% Class B           $  88.21              --                 --            --            7.04%
         Highest contract charge 0.90% Class B          $  84.05              --                 --            --            6.08%
         All contract charges                                 --             117            $ 9,923          0.31%             --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $ 105.99              --                 --            --          (13.83)%
         Highest contract charge 0.90% Class B (f)      $  83.69              --                 --            --          (14.59)%
         All contract charges                                 --              45            $ 3,909          0.62%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 123.00              --                 --            --            3.43%
         Highest contract charge 0.90% Class B (f)      $  97.99              --                 --            --           (2.01)%
         All contract charges                                 --              24            $ 2,454          1.65%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 118.92              --                 --            --           12.21%
         Highest contract charge 0.00% Class B (d)      $ 118.92              --                 --            --           12.21%
         All contract charges                                 --               1            $    96          9.35%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 105.99              --                 --            --            5.99%
         Highest contract charge 0.00% Class B (d)      $ 105.99              --                 --            --            5.99%
         All contract charges                                 --              --            $     3          1.39%             --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $ 106.70              --                 --            --          (30.66)%
         Highest contract charge 0.90% Class B (f)      $  68.63              --                 --            --          (31.28)%
         All contract charges                                 --             319            $26,043          0.74%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 153.87              --                 --            --            9.30%
         Highest contract charge 0.90% Class B (f)      $  99.87              --                 --            --           (0.13)%
         All contract charges                                 --             168            $20,185          0.78%             --
  2006   Lowest contract charge 0.00% Class B (b)       $ 140.78              --                 --            --           18.83%
         Highest contract charge 0.00% Class B (b)      $ 140.78              --                 --            --           18.83%
         All contract charges                                 --              30            $ 4,235          1.68%             --
  2005   Lowest contract charge 0.00% Class B (b)       $ 118.47              --                 --            --            4.32%
         Highest contract charge 0.00% Class B (b)      $ 118.47              --                 --            --            4.32%
         All contract charges                                 --              15            $ 1,759          1.20%             --
  2004   Lowest contract charge 0.00% Class B (b)       $ 113.57              --                 --            --           13.62%
         Highest contract charge 0.00% Class B (b)      $ 113.57              --                 --            --           13.62%
         All contract charges                                 --               1            $   138          0.43%             --
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 145.03              --                 --            --          (44.69)%
         Highest contract charge 0.60% Class A          $ 109.33              --                 --            --          (45.02)%
         All contract charges                                 --              10            $ 1,280          1.91%             --
  2007   Lowest contract charge 0.00% Class A           $ 262.21              --                 --            --           15.52%
         Highest contract charge 0.60% Class A          $ 198.86              --                 --            --           14.83%
         All contract charges                                 --               3            $   639          0.44%             --
  2006   Lowest contract charge 0.00% Class A           $ 226.98              --                 --            --           19.54%
         Highest contract charge 0.60% Class A          $ 173.18              --                 --            --           18.83%
         All contract charges                                 --               2            $   328          1.55%             --
  2005   Lowest contract charge 0.00% Class A           $ 189.87              --                 --            --           17.42%
         Highest contract charge 0.60% Class A          $ 145.75              --                 --            --           16.72%
         All contract charges                                 --               3            $   399          1.68%             --
  2004   Lowest contract charge 0.00% Class A           $ 161.71              --                 --            --           13.90%
         Highest contract charge 0.60% Class A          $ 124.87              --                 --            --           13.22%
         All contract charges                                 --               3            $   287          1.54%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment         Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                      ------------ -------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $  94.65              --                 --            --           (44.86)%
         Highest contract charge 0.90% Class B         $  86.71              --                 --            --           (45.35)%
         All contract charges                                --             150            $13,439          1.91%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 171.65              --                 --            --            15.23%
         Highest contract charge 0.90% Class B         $ 158.67              --                 --            --            14.18%
         All contract charges                                --              98             16,036          0.44%              --
  2006   Lowest contract charge 0.00% Class B (c)      $ 148.97              --                 --            --            19.24%
         Highest contract charge 0.90% Class B         $ 138.96              --                 --            --            18.17%
         All contract charges                                --              88            $12,570          1.55%              --
  2005   Lowest contract charge 0.00% Class B (c)      $ 124.93              --                 --            --            17.12%
         Highest contract charge 0.90% Class B         $ 117.59              --                 --            --            16.07%
         All contract charges                                --              40            $ 4,756          1.68%              --
  2004   Lowest contract charge 0.00% Class B (c)      $ 106.66              --                 --            --            13.61%
         Highest contract charge 0.90% Class B         $ 101.31              --                 --            --            12.59%
         All contract charges                                --              31            $ 3,240          1.54%              --
EQ/International Growth
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 101.17              --                 --            --           (40.28)%
         Highest contract charge 0.90% Class B (f)     $  62.43              --                 --            --           (40.81)%
         All contract charges                                --             156            $10,229          1.12%              --
  2007   Lowest contract charge 0.00% Class B (d)      $ 169.40              --                 --            --            16.20%
         Highest contract charge 0.90% Class B (f)     $ 105.48              --                 --            --             5.48%
         All contract charges                                --              95            $10,270          1.22%              --
  2006   Lowest contract charge 0.00% Class B (d)      $ 145.78              --                 --            --            25.64%
         Highest contract charge 0.00% Class B (d)     $ 145.78              --                 --            --            25.64%
         All contract charges                                --               1            $    79          1.24%              --
  2005   Lowest contract charge 0.00% Class B (d)      $ 116.03              --                 --            --            16.03%
         Highest contract charge 0.00% Class B (d)     $ 116.03              --                 --            --            16.03%
         All contract charges                                --              --                 --          0.30%              --
EQ/JPMorgan Core Bond (o)
-------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A          $ 111.49              --                 --            --            (8.70)%
         Highest contract charge 0.60% Class A         $ 114.58              --                 --            --            (9.24)%
         All contract charges                                --             177            $19,837          4.36%              --
  2007   Lowest contract charge 0.00% Class A          $ 122.11              --                 --            --             3.35%
         Highest contract charge 0.60% Class A         $ 126.25              --                 --            --             2.73%
         All contract charges                                --             183            $22,459          4.85%              --
  2006   Lowest contract charge 0.00% Class A          $ 118.15              --                 --            --             4.31%
         Highest contract charge 0.60% Class A         $ 122.90              --                 --            --             3.68%
         All contract charges                                --             144            $17,085          5.07%              --
  2005   Lowest contract charge 0.00% Class A          $ 113.28              --                 --            --             2.47%
         Highest contract charge 0.60% Class A         $ 118.54              --                 --            --             1.86%
         All contract charges                                --              99            $11,243          4.69%              --
  2004   Lowest contract charge 0.00% Class A          $ 110.55              --                 --            --             4.36%
         Highest contract charge 0.60% Class A         $ 116.38              --                 --            --             3.73%
         All contract charges                                --              50            $ 5,596          4.75%              --
EQ/JPMorgan Core Bond (o)
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 116.70              --                 --            --            (8.93)%
         Highest contract charge 0.90% Class B         $ 132.92              --                 --            --            (9.76)%
         All contract charges                                --             231            $30,469          4.36%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 128.15              --                 --            --             3.11%
         Highest contract charge 0.90% Class B         $ 147.29              --                 --            --             2.17%
         All contract charges                                --             266             39,114          4.85%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/JPMorgan Core Bond (o) (Continued)
-------------------------------------
  2006   Lowest contract charge 0.00% Class B (c)     $ 124.29             --                 --            --            4.06%
         Highest contract charge 0.90% Class B        $ 144.16             --                 --            --            3.13%
         All contract charges                               --            225            $32,545          5.07%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 119.44             --                 --            --            2.22%
         Highest contract charge 0.90% Class B        $ 139.79             --                 --            --            1.30%
         All contract charges                               --            162            $22,802          4.69%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 116.85             --                 --            --            4.10%
         Highest contract charge 0.90% Class B        $ 138.00             --                 --            --            3.16%
         All contract charges                               --             80            $11,132          4.75%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A         $ 115.83             --                 --            --          (39.62)%
         Highest contract charge 0.00% Class A        $ 115.83             --                 --            --          (39.62)%
         All contract charges                               --              5            $   506          1.78%             --
  2007   Lowest contract charge 0.00% Class A         $ 191.85             --                 --            --           (0.96)%
         Highest contract charge 0.00% Class A        $ 191.85             --                 --            --           (0.96)%
         All contract charges                               --              6            $   923          1.37%             --
  2006   Lowest contract charge 0.00% Class A         $ 193.71             --                 --            --           20.68%
         Highest contract charge 0.00% Class A        $ 193.71             --                 --            --           20.68%
         All contract charges                               --              2            $   361          4.75%             --
  2005   Lowest contract charge 0.00% Class A         $ 160.51             --                 --            --            4.18%
         Highest contract charge 0.00% Class A        $ 160.51             --                 --            --            4.18%
         All contract charges                               --              1            $   214          1.55%             --
  2004   Lowest contract charge 0.00% Class A         $ 154.06             --                 --            --           11.16%
         Highest contract charge 0.00% Class A        $ 154.06             --                 --            --           11.16%
         All contract charges                               --             --            $    53          1.28%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 109.02             --                 --            --          (39.77)%
         Highest contract charge 0.90% Class B        $  98.11             --                 --            --          (40.32)%
         All contract charges                               --            209            $20,946          1.78%             --
  2007   Lowest contract charge 0.00% Class B         $ 181.02             --                 --            --           (1.21)%
         Highest contract charge 0.90% Class B        $ 164.38             --                 --            --           (2.10)%
         All contract charges                               --            245            $41,272          1.37%             --
  2006   Lowest contract charge 0.00% Class B         $ 183.24             --                 --            --           20.38%
         Highest contract charge 0.90% Class B        $ 167.91             --                 --            --           19.30%
         All contract charges                               --            250            $42,875          4.75%             --
  2005   Lowest contract charge 0.00% Class B         $ 152.22             --                 --            --            3.92%
         Highest contract charge 0.90% Class B        $ 140.75             --                 --            --            2.99%
         All contract charges                               --            236            $33,648          1.55%             --
  2004   Lowest contract charge 0.00% Class B         $ 146.48             --                 --            --           10.88%
         Highest contract charge 0.90% Class B        $ 136.67             --                 --            --            9.88%
         All contract charges                               --            249            $34,012          1.28%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 112.49             --                 --            --          (37.18)%
         Highest contract charge 0.60% Class A        $  82.28             --                 --            --          (37.56)%
         All contract charges                               --              2            $   228          0.36%             --
  2007   Lowest contract charge 0.00% Class A         $ 179.08             --                 --            --            4.16%
         Highest contract charge 0.60% Class A        $ 131.77             --                 --            --            3.53%
         All contract charges                               --             --            $   164          1.29%             --
  2006   Lowest contract charge 0.00% Class A         $ 171.93             --                 --            --           13.21%
         Highest contract charge 0.60% Class A        $ 127.28             --                 --            --           12.53%
         All contract charges                               --             --            $    73          0.88%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Core PLUS (Continued)
----------------------------------
  2005   Lowest contract charge 0.00% Class A      $ 151.87              --                --            --            7.46%
         Highest contract charge 0.60% Class A     $ 113.10              --                --            --            6.82%
         All contract charges                            --               1          $     75          0.53%             --
  2004   Lowest contract charge 0.00% Class A      $ 141.33              --                --            --           11.68%
         Highest contract charge 0.60% Class A     $ 105.89              --                --            --           11.01%
         All contract charges                            --              --          $      8          0.57%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  73.01              --                --            --          (37.41)%
         Highest contract charge 0.90% Class B     $  66.96              --                --            --          (37.97)%
         All contract charges                            --             102          $  7,038          0.36%             --
  2007   Lowest contract charge 0.00% Class B      $ 116.64              --                --            --            3.88%
         Highest contract charge 0.90% Class B     $ 107.94              --                --            --            2.95%
         All contract charges                            --             109          $ 12,127          1.29%             --
  2006   Lowest contract charge 0.00% Class B      $ 112.28              --                --            --           12.94%
         Highest contract charge 0.90% Class B     $ 104.85              --                --            --           11.93%
         All contract charges                            --             114          $ 12,320          0.88%             --
  2005   Lowest contract charge 0.00% Class B      $  99.41              --                --            --            7.19%
         Highest contract charge 0.90% Class B     $  93.68              --                --            --            6.23%
         All contract charges                            --             120          $ 11,578          0.53%             --
  2004   Lowest contract charge 0.00% Class B      $  92.74              --                --            --           11.40%
         Highest contract charge 0.90% Class B     $  88.18              --                --            --           10.40%
         All contract charges                            --             121          $ 10,876          0.57%             --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 112.82              --                --            --          (36.18)%
         Highest contract charge 0.60% Class A     $  78.82              --                --            --          (36.56)%
         All contract charges                            --              50          $  5,531          0.16%             --
  2007   Lowest contract charge 0.00% Class A      $ 176.77              --                --            --           14.27%
         Highest contract charge 0.60% Class A     $ 124.25              --                --            --           13.57%
         All contract charges                            --              43          $  7,435          0.00%             --
  2006   Lowest contract charge 0.00% Class A      $ 154.70              --                --            --           (0.28)%
         Highest contract charge 0.60% Class A     $ 109.40              --                --            --           (0.88)%
         All contract charges                            --              38          $  5,696            --              --
  2005   Lowest contract charge 0.00% Class A      $ 155.14              --                --            --           15.22%
         Highest contract charge 0.60% Class A     $ 110.37              --                --            --           14.53%
         All contract charges                            --              25          $  3,748            --              --
  2004   Lowest contract charge 0.00% Class A      $ 134.65              --                --            --            8.66%
         Highest contract charge 0.60% Class A     $  96.37              --                --            --            8.00%
         All contract charges                            --              15          $  2,066            --              --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  56.63              --                --            --          (36.26)%
         Highest contract charge 0.90% Class B     $  51.93              --                --            --          (36.84)%
         All contract charges                            --           1,305          $ 70,031          0.16%             --
  2007   Lowest contract charge 0.00% Class B      $  88.85              --                --            --           13.98%
         Highest contract charge 0.90% Class B     $  82.22              --                --            --           12.94%
         All contract charges                            --           1,309          $110,980          0.00%             --
  2006   Lowest contract charge 0.00% Class B      $  77.95              --                --            --           (0.54)%
         Highest contract charge 0.90% Class B     $  72.80              --                --            --           (1.43)%
         All contract charges                            --           1,349          $100,743            --              --
  2005   Lowest contract charge 0.00% Class B      $  78.38              --                --            --           14.93%
         Highest contract charge 0.90% Class B     $  73.86              --                --            --           13.90%
         All contract charges                            --           1,428          $107,944            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Growth Index (Continued)
-------------------------------------
  2004   Lowest contract charge 0.00% Class B         $  68.20               --                --            --            8.38%
         Highest contract charge 0.90% Class B        $  64.84               --                --            --            7.41%
         All contract charges                               --            1,445          $ 95,487            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 129.25               --                --            --          (37.26)%
         Highest contract charge 0.60% Class A        $  83.78               --                --            --          (37.64)%
         All contract charges                               --               43          $  5,006          0.12%             --
  2007   Lowest contract charge 0.00% Class A         $ 206.02               --                --            --           15.75%
         Highest contract charge 0.60% Class A        $ 134.35               --                --            --           15.05%
         All contract charges                               --               38          $  7,370          0.37%             --
  2006   Lowest contract charge 0.00% Class A         $ 177.99               --                --            --            8.04%
         Highest contract charge 0.60% Class A        $ 116.78               --                --            --            7.40%
         All contract charges                               --               27          $  4,679            --              --
  2005   Lowest contract charge 0.00% Class A         $ 164.74               --                --            --            9.36%
         Highest contract charge 0.60% Class A        $ 108.73               --                --            --            8.71%
         All contract charges                               --               21          $  3,303            --              --
  2004   Lowest contract charge 0.00% Class A         $ 150.63               --                --            --           12.90%
         Highest contract charge 0.60% Class A        $ 100.02               --                --            --           12.23%
         All contract charges                               --               13          $  1,988            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 122.89               --                --            --          (38.23)%
         Highest contract charge 0.90% Class B        $ 110.58               --                --            --          (38.79)%
         All contract charges                               --              907          $101,392          0.12%             --
  2007   Lowest contract charge 0.00% Class B         $ 198.96               --                --            --           15.62%
         Highest contract charge 0.90% Class B        $ 180.67               --                --            --           14.58%
         All contract charges                               --              975          $177,887          0.37%             --
  2006   Lowest contract charge 0.00% Class B         $ 172.08               --                --            --            7.78%
         Highest contract charge 0.90% Class B        $ 157.68               --                --            --            6.81%
         All contract charges                               --            1,019          $161,821            --              --
  2005   Lowest contract charge 0.00% Class B         $ 159.66               --                --            --            9.03%
         Highest contract charge 0.90% Class B        $ 147.63               --                --            --            8.05%
         All contract charges                               --            1,128          $167,214            --              --
  2004   Lowest contract charge 0.00% Class B         $ 146.44               --                --            --           12.62%
         Highest contract charge 0.90% Class B        $ 136.63               --                --            --           11.61%
         All contract charges                               --            1,240          $169,470            --              --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  40.02               --                --            --          (56.60)%
         Highest contract charge 0.90% Class A (f)    $  39.41               --                --            --          (56.99)%
         All contract charges                               --               29          $  1,141          2.15%             --
  2007   Lowest contract charge 0.00% Class A (f)     $  92.22               --                --            --           (7.78)%
         Highest contract charge 0.90% Class A (f)    $  91.63               --                --            --           (8.37)%
         All contract charges                               --               12          $  1,140          0.00%             --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (e)     $  46.45               --                --            --          (56.70)%
         Highest contract charge 0.90% Class B (f)    $  39.25               --                --            --          (57.09)%
         All contract charges                               --               11          $    506          2.15%             --
  2007   Lowest contract charge 0.00% Class B (e)     $ 107.28               --                --            --           (5.93)%
         Highest contract charge 0.90% Class B (f)    $  91.47               --                --            --           (8.53)%
         All contract charges                               --                6          $    641          0.00%             --
  2006   Lowest contract charge 0.00% Class B (e)     $ 114.04               --                --            --            6.83%
         Highest contract charge 0.00% Class B (e)    $ 114.04               --                --            --            6.83%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
EQ/Large Cap Value Index (Continued)
------------------------------------
         All contract charges
  2005   Lowest contract charge 0.00% Class B (e)            --               3          $    286          0.05%           --
         Highest contract charge 0.00% Class B (e)     $ 106.74              --                --            --          6.74%
         All contract charges                          $ 106.74              --                --            --          6.74%
EQ/Large Cap Value PLUS (l) (q)                              --              --          $     16            --            --
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 113.43              --                --            --        (43.00)%
         Highest contract charge 0.90% Class A         $  90.87              --                --            --        (43.52)%
         All contract charges                                --           3,016          $282,961          3.01%          --
  2007   Lowest contract charge 0.00% Class A          $ 199.01              --                --            --         (2.94)%
         Highest contract charge 0.90% Class A         $ 160.89              --                --            --         (3.30)%
         All contract charges                                --           3,519          $ 71,098          2.48%          --
  2006   Lowest contract charge 0.00% Class A          $ 207.97              --                --            --         21.70%
         Highest contract charge 0.60% Class A         $ 152.45              --                --            --         20.97%
         All contract charges                                               175          $ 35,192          1.69%
  2005   Lowest contract charge 0.00% Class A          $ 170.89              --                --            --          5.70%
         Highest contract charge 0.60% Class A         $ 126.02              --                --            --          5.07%
         All contract charges                                --             125          $ 20,695          1.22%          --
  2004   Lowest contract charge 0.00% Class A          $ 161.68              --                --            --         13.73%
         Highest contract charge 0.60% Class A         $ 119.95              --                --            --         13.04%
         All contract charges                                --              74          $ 11,738          1.42%          --
EQ/Large Cap Value PLUS (l) (q)
-------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $  85.09              --                --            --        (43.33)%
         Highest contract charge 0.90% Class B         $  90.26              --                --            --        (43.84)%
         All contract charges                                --           1,081          $100,115          3.01%          --
  2007   Lowest contract charge 0.00% Class B          $ 150.15              --                --            --         (4.55)%
         Highest contract charge 0.90% Class B         $ 160.72              --                --            --         (5.41)%
         All contract charges                                --           1,181          $702,530          2.48%          --
  2006   Lowest contract charge 0.00% Class B          $ 157.30              --                --            --         21.39%
         Highest contract charge 0.90% Class B         $ 169.92              --                --            --         20.30%
         All contract charges                                --           1,592          $270,942          1.69%          --
  2005   Lowest contract charge 0.00% Class B          $ 129.59              --                --            --          5.43%
         Highest contract charge 0.90% Class B         $ 141.25              --                --            --          4.49%
         All contract charges                                --           1,522          $214,562          1.22%          --
  2004   Lowest contract charge 0.00% Class B          $ 122.91              --                --            --         13.44%
         Highest contract charge 0.90% Class B         $ 135.18              --                --            --         12.42%
         All contract charges                                --           1,425          $191,881          1.42%           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $ 111.98              --                --            --          5.26%
         Highest contract charge 0.90% Class A (f)     $ 110.27              --                --            --          4.31%
         All contract charges                                --              17          $  1,886          7.04%           --
  2007   Lowest contract charge 0.00% Class A (f)      $ 106.38              --                --            --          6.38%
         Highest contract charge 0.90% Class A (f)     $ 105.71              --                --            --          5.71%
         All contract charges                                --               7          $    712          9.67%           --
EQ/Long Term Bond
-----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 115.85              --                --            --          5.00%
         Highest contract charge 0.90% Class B (f)     $ 109.80              --                --            --          4.06%
         All contract charges                                --              11          $  1,283          7.04%           --
  2007   Lowest contract charge 0.00% Class B (d)      $ 110.33              --                --            --          7.40%
         Highest contract charge 0.90% Class B (f)     $ 105.52              --                --            --          5.52%
         All contract charges                                --               7          $    674          9.67%           --
  2006   Lowest contract charge 0.00% Class B (d)      $ 102.73              --                --            --          1.82%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                            Unit             Units         Net Assets     Investment        Total
                                                         Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                        ------------ -------------------- ------------ ---------------- ------------
EQ/Long Term Bond (Continued)
-----------------------------
         Highest contract charge 0.00% Class B (d)      $ 102.73            --                 --             --            1.82%
         All contract charges                                 --             1             $   66           6.25%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 100.89            --                 --             --            0.89%
         Highest contract charge 0.00% Class B (d)      $ 100.89            --                 --             --            0.89%
         All contract charges                                 --            --             $    7             --              --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  63.33            --                 --             --          (36.40)%
         Highest contract charge 0.90% Class A (f)      $  62.36            --                 --             --          (36.98)%
         All contract charges                                 --            10             $  631           2.23%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  99.57            --                 --             --           (0.43)%
         Highest contract charge 0.90% Class A (f)      $  98.95            --                 --             --           (1.05)%
         All contract charges                                 --             4             $  371           2.77%             --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  82.28            --                 --             --          (36.56)%
         Highest contract charge 0.90% Class B (f)      $  62.09            --                 --             --          (37.14)%
         All contract charges                                 --             5             $  359           2.23%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 129.70            --                 --             --            3.48%
         Highest contract charge 0.90% Class B (f)      $  98.77            --                 --             --           (1.23)%
         All contract charges                                 --             3             $  284           2.77%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 125.34            --                 --             --           17.21%
         Highest contract charge 0.00% Class B (d)      $ 125.34            --                 --             --           17.21%
         All contract charges                                 --             1             $   79           1.43%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 106.94            --                 --             --            6.94%
         Highest contract charge 0.00% Class B (d)      $ 106.94            --                 --             --            6.94%
         All contract charges                                 --            --             $    8           0.05%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  72.08            --                 --             --          (30.79)%
         Highest contract charge 0.90% Class A (f)      $  70.98            --                 --             --          (31.41)%
         All contract charges                                 --            40             $2,885           1.76%             --
  2007   Lowest contract charge 0.00% Class A (f)       $ 104.14            --                 --             --            4.14%
         Highest contract charge 0.90% Class A (f)      $ 103.48            --                 --             --            3.48%
         All contract charges                                 --            11             $1,127           3.25%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)       $  91.75            --                 --             --          (30.97)%
         Highest contract charge 0.90% Class B (f)      $  70.66            --                 --             --          (31.60)%
         All contract charges                                 --            14             $1,116           1.76%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 132.91            --                 --             --           10.68%
         Highest contract charge 0.90% Class B (f)      $ 103.30            --                 --             --            3.30%
         All contract charges                                 --             4             $  465           3.25%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 120.09            --                 --             --           12.69%
         Highest contract charge 0.00% Class B (d)      $ 120.09            --                 --             --           12.69%
         All contract charges                                 --            --             $   23           1.70%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 106.57            --                 --             --            6.57%
         Highest contract charge 0.00% Class B (d)      $ 106.57            --                 --             --            6.57%
         All contract charges                                 --            --             $    1             --              --
EQ/Lord Abbett Mid Cap Value (n)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)       $  56.55            --                 --             --          (38.81)%
         Highest contract charge 0.90% Class A (f)      $  55.69            --                 --             --          (39.36)%
         All contract charges                                 --           235           $ 13,237           1.65%             --
  2007   Lowest contract charge 0.00% Class A (f)       $  92.41            --                 --             --           (7.59)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


8.  Accumulation Unit Values


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value (n) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class A (f)      $  91.83             --                 --            --           (8.17)%
         All contract charges                                 --            243           $ 22,484          1.80%             --
EQ/Lord Abbett Mid Cap Value (n)
--------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (d)       $  77.64             --                 --            --          (38.96)%
         Highest contract charge 0.00% Class B (d)      $  77.64             --                 --            --          (38.96)%
         All contract charges                                 --              8           $    641          1.65%             --
  2007   Lowest contract charge 0.00% Class B (d)       $ 127.19             --                 --            --            0.58%
         Highest contract charge 0.00% Class B (d)      $ 127.19             --                 --            --            0.58%
         All contract charges                                 --              4           $    499          1.80%             --
  2006   Lowest contract charge 0.00% Class B (d)       $ 126.46             --                 --            --           12.43%
         Highest contract charge 0.00% Class B (d)      $ 126.46             --                 --            --           12.43%
         All contract charges                                 --              1           $    148          1.41%             --
  2005   Lowest contract charge 0.00% Class B (d)       $ 112.49             --                 --            --           12.49%
         Highest contract charge 0.00% Class B (d)      $ 112.49             --                 --            --           12.49%
         All contract charges                                 --             --           $     21          0.39%             --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 117.39             --                 --            --          (40.15)%
         Highest contract charge 0.60% Class A          $ 113.75             --                 --            --          (40.51)%
         All contract charges                                 --            232           $ 26,902          1.01%             --
  2007   Lowest contract charge 0.00% Class A           $ 196.14             --                 --            --           14.33%
         Highest contract charge 0.60% Class A          $ 191.21             --                 --            --           13.64%
         All contract charges                                 --            198           $ 38,456          0.24%             --
  2006   Lowest contract charge 0.00% Class A           $ 171.56             --                 --            --            9.59%
         Highest contract charge 0.60% Class A          $ 168.26             --                 --            --            8.94%
         All contract charges                                 --            166           $ 28,114          0.79%             --
  2005   Lowest contract charge 0.00% Class A           $ 156.54             --                 --            --           10.98%
         Highest contract charge 0.60% Class A          $ 154.45             --                 --            --           10.31%
         All contract charges                                 --            112           $ 17,408          0.02%             --
  2004   Lowest contract charge 0.00% Class A           $ 141.05             --                 --            --           10.79%
         Highest contract charge 0.60% Class A          $ 140.01             --                 --            --           10.12%
         All contract charges                                 --             67           $  9,512            --              --
EQ/Marsico Focus
----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 112.22             --                 --            --          (40.29)%
         Highest contract charge 0.90% Class B          $ 105.11             --                 --            --          (40.83)%
         All contract charges                                 --            803           $ 86,963          1.01%             --
  2007   Lowest contract charge 0.00% Class B           $ 187.95             --                 --            --           14.05%
         Highest contract charge 0.90% Class B          $ 177.63             --                 --            --           13.01%
         All contract charges                                 --            778           $141,730          0.24%             --
  2006   Lowest contract charge 0.00% Class B           $ 164.80             --                 --            --            9.32%
         Highest contract charge 0.90% Class B          $ 157.18             --                 --            --            8.34%
         All contract charges                                 --            777           $124,514          0.79%             --
  2005   Lowest contract charge 0.00% Class B           $ 150.75             --                 --            --           10.70%
         Highest contract charge 0.90% Class B          $ 145.08             --                 --            --            9.71%
         All contract charges                                 --            684           $100,695          0.02%             --
  2004   Lowest contract charge 0.00% Class B           $ 136.17             --                 --            --           10.51%
         Highest contract charge 0.90% Class B          $ 132.24             --                 --            --            9.52%
         All contract charges                                 --            594           $ 79,394            --              --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 119.31             --                 --            --          (49.16)%
         Highest contract charge 0.60% Class A          $  85.85             --                 --            --          (49.46)%
         All contract charges                                 --            116           $ 13,496          0.91%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Index (Continued)
----------------------------
  2007   Lowest contract charge 0.00% Class A      $ 234.66             --                 --            --            8.30%
         Highest contract charge 0.60% Class A     $ 169.87             --                 --            --            7.66%
         All contract charges                            --            105           $ 24,003            --              --
  2006   Lowest contract charge 0.00% Class A      $ 216.67             --                 --            --           11.81%
         Highest contract charge 0.60% Class A     $ 157.79             --                 --            --           11.14%
         All contract charges                            --             95           $ 19,943          3.32%             --
  2005   Lowest contract charge 0.00% Class A      $ 193.78             --                 --            --            6.63%
         Highest contract charge 0.60% Class A     $ 141.98             --                 --            --            5.99%
         All contract charges                            --             71           $ 13,402          7.62%             --
  2004   Lowest contract charge 0.00% Class A      $ 181.73             --                 --            --           16.32%
         Highest contract charge 0.60% Class A     $ 133.95             --                 --            --           15.62%
         All contract charges                            --             44           $  7,793          2.45%             --
EQ/Mid Cap Index
----------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  76.78             --                 --            --          (49.29)%
         Highest contract charge 0.90% Class B     $  71.21             --                 --            --          (49.74)%
         All contract charges                            --            705           $ 51,770          0.91%             --
  2007   Lowest contract charge 0.00% Class B      $ 151.40             --                 --            --            8.03%
         Highest contract charge 0.90% Class B     $ 141.69             --                 --            --            7.06%
         All contract charges                            --            753           $109,736            --              --
  2006   Lowest contract charge 0.00% Class B      $ 140.14             --                 --            --           11.52%
         Highest contract charge 0.90% Class B     $ 132.35             --                 --            --           10.52%
         All contract charges                            --            765           $103,634          3.32%             --
  2005   Lowest contract charge 0.00% Class B      $ 125.66             --                 --            --            6.37%
         Highest contract charge 0.90% Class B     $ 119.75             --                 --            --            5.41%
         All contract charges                            --            794           $ 96,918          7.62%             --
  2004   Lowest contract charge 0.00% Class B      $ 118.14             --                 --            --           16.03%
         Highest contract charge 0.90% Class B     $ 113.60             --                 --            --           14.98%
         All contract charges                            --            761           $ 87,965          2.45%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 128.00             --                 --            --          (39.07)%
         Highest contract charge 0.60% Class A     $  92.94             --                 --            --          (39.44)%
         All contract charges                            --            129           $ 15,856          1.43%             --
  2007   Lowest contract charge 0.00% Class A      $ 210.08             --                 --            --           (1.27)%
         Highest contract charge 0.60% Class A     $ 153.47             --                 --            --           (1.86)%
         All contract charges                            --            133           $ 26,773          1.02%             --
  2006   Lowest contract charge 0.00% Class A      $ 212.78             --                 --            --           12.76%
         Highest contract charge 0.60% Class A     $ 156.38             --                 --            --           12.09%
         All contract charges                            --            118           $ 24,183          0.33%             --
  2005   Lowest contract charge 0.00% Class A      $ 188.70             --                 --            --           11.60%
         Highest contract charge 0.60% Class A     $ 139.52             --                 --            --           10.93%
         All contract charges                            --             90           $ 16,524          4.79%             --
  2004   Lowest contract charge 0.00% Class A      $ 169.09             --                 --            --           18.14%
         Highest contract charge 0.60% Class A     $ 125.77             --                 --            --           17.43%
         All contract charges                            --             50           $  8,171          2.56%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 119.04             --                 --            --          (39.56)%
         Highest contract charge 0.90% Class B     $ 107.12             --                 --            --          (40.11)%
         All contract charges                            --          1,023           $114,073          1.43%             --
  2007   Lowest contract charge 0.00% Class B      $ 196.96             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class B     $ 178.86             --                 --            --           (2.49)%
         All contract charges                            --          1,200           $222,789          1.02%             --
  2006   Lowest contract charge 0.00% Class B      $ 200.16             --                 --            --           12.48%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
EQ/Mid Cap Value PLUS (Continued)
---------------------------------
         Highest contract charge 0.90% Class B        $ 183.42              --                --            --         11.47%
         All contract charges                               --           1,351          $256,266          0.33%           --
  2005   Lowest contract charge 0.00% Class B         $ 177.95              --                --            --         11.32%
         Highest contract charge 0.90% Class B        $ 164.54              --                --            --         10.32%
         All contract charges                               --           1,444          $244,882          4.79%           --
  2004   Lowest contract charge 0.00% Class B         $ 159.85              --                --            --         17.85%
         Highest contract charge 0.90% Class B        $ 149.15              --                --            --         16.79%
         All contract charges                               --           1,372          $210,017          2.56%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 171.41              --                --            --          2.36%
         Highest contract charge 0.90% Class A        $ 160.16              --                --            --          1.44%
         All contract charges                               --           2,010          $402,756          2.30%           --
  2007   Lowest contract charge 0.00% Class A         $ 167.45              --                --            --          4.98%
         Highest contract charge 0.90% Class A        $ 157.88              --                --            --          4.03%
         All contract charges                               --           1,984          $391,569          4.81%           --
  2006   Lowest contract charge 0.00% Class A         $ 159.51              --                --            --          4.73%
         Highest contract charge 0.90% Class A        $ 151.77              --                --            --          3.79%
         All contract charges                               --           1,534          $296,025          4.67%           --
  2005   Lowest contract charge 0.00% Class A         $ 152.31              --                --            --          2.88%
         Highest contract charge 0.90% Class A        $ 146.23              --                --            --          1.96%
         All contract charges                               --           1,265          $242,248          2.82%           --
  2004   Lowest contract charge 0.00% Class A         $ 148.04              --                --            --          1.03%
         Highest contract charge 0.90% Class A        $ 143.42              --                --            --          0.12%
         All contract charges                               --           1,338          $249,556          0.94%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 131.49              --                --            --         2.11%
         Highest contract charge 0.90% Class B        $ 125.74              --                --            --         1.19%
         All contract charges                               --             525          $ 68,250          2.30%          --
  2007   Lowest contract charge 0.00% Class B (c)     $ 128.77              --                --            --         4.71%
         Highest contract charge 0.90% Class B        $ 124.26              --                --            --         3.77%
         All contract charges                               --             444          $ 55,923          4.81%          --
  2006   Lowest contract charge 0.00% Class B (c)     $ 122.98              --                --            --         4.48%
         Highest contract charge 0.90% Class B        $ 119.75              --                --            --         3.55%
         All contract charges                               --             458          $ 56,595          4.67%          --
  2005   Lowest contract charge 0.00% Class B (c)     $ 117.70              --                --            --         2.62%
         Highest contract charge 0.90% Class B        $ 115.65              --                --            --         1.70%
         All contract charges                               --             484          $ 56,793          2.82%          --
  2004   Lowest contract charge 0.00% Class B (c)     $ 114.69              --                --            --         0.30%
         Highest contract charge 0.90% Class B        $ 113.71              --                --            --        (0.13)%
         All contract charges                               --             595          $ 69,122          0.94%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  78.71              --                --            --       (32.74)%
         Highest contract charge 0.90% Class A (f)    $  77.51              --                --            --       (33.34)%
         All contract charges                               --              76          $  5,897          0.43%          --
  2007   Lowest contract charge 0.00% Class A (f)     $ 117.02              --                --            --        17.02%
         Highest contract charge 0.90% Class A (f)    $ 116.28              --                --            --        16.28%
         All contract charges                               --              29          $  3,428          1.15%          --
EQ/Montag and Caldwell Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)     $  96.84              --                --            --       (32.89)%
         Highest contract charge 0.90% Class B (f)    $  77.20              --                --            --       (33.49)%
         All contract charges                               --              49          $  4,194          0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment         Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Montag and Caldwell Growth (Continued)
-----------------------------------------
  2007   Lowest contract charge 0.00% Class B (b)      $ 144.30              --                 --            --             20.81%
         Highest contract charge 0.90% Class B (f)     $ 116.08              --                 --            --             (2.81)%
         All contract charges                                --              13           $  1,734          1.15%               --
  2006   Lowest contract charge 0.00% Class B (b)      $ 119.44              --                 --            --              7.95%
         Highest contract charge 0.00% Class B (b)     $ 119.44              --                 --            --              7.95%
         All contract charges                                --               4           $    472          0.26%               --
  2005   Lowest contract charge 0.00% Class B (b)      $ 110.64              --                 --            --              5.40%
         Highest contract charge 0.00% Class B (b)     $ 110.64              --                 --            --              5.40%
         All contract charges                                --               2           $    179          0.46%               --
  2004   Lowest contract charge 0.00% Class B (b)      $ 104.97              --                 --            --              8.03%
         Highest contract charge 0.00% Class B (b)     $ 104.97              --                 --            --              8.03%
         All contract charges                                --              --           $      3          0.29%               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 107.64              --                 --            --             (4.05)%
         Highest contract charge 0.90% Class B (f)     $ 102.88              --                 --            --             (4.91)%
         All contract charges                                --             293           $ 30,513          3.91%               --
  2007   Lowest contract charge 0.00% Class B (d)      $ 112.18              --                 --            --             11.48%
         Highest contract charge 0.90% Class B (f)     $ 108.19              --                 --            --              8.19%
         All contract charges                                --              51           $  5,615          7.67%               --
  2006   Lowest contract charge 0.00% Class B (d)      $ 100.63              --                 --            --              0.39%
         Highest contract charge 0.00% Class B (d)     $ 100.63              --                 --            --              0.39%
         All contract charges                                --               3           $    312          7.36%               --
  2005   Lowest contract charge 0.00% Class B (d)      $ 100.24              --                 --            --              0.24%
         Highest contract charge 0.00% Class B (d)     $ 100.24              --                 --            --              0.24%
         All contract charges                                --              --           $     19          0.84%               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 210.91              --                 --            --             (6.33)%
         Highest contract charge 0.90% Class A         $ 173.33              --                 --            --             (7.17)%
         All contract charges                                --             486           $ 93,036          5.68%               --
  2007   Lowest contract charge 0.00% Class A          $ 225.16              --                 --            --              4.80%
         Highest contract charge 0.90% Class A         $ 186.72              --                 --            --              3.85%
         All contract charges                                --             495           $101,225          5.08%               --
  2006   Lowest contract charge 0.00% Class A          $ 214.84              --                 --            --              4.09%
         Highest contract charge 0.90% Class A         $ 179.79              --                 --            --              3.16%
         All contract charges                                --             520           $101,691          4.03%               --
  2005   Lowest contract charge 0.00% Class A          $ 206.40              --                 --            --              2.25%
         Highest contract charge 0.90% Class A         $ 174.29              --                 --            --              1.34%
         All contract charges                                --             564           $106,367          3.88%               --
  2004   Lowest contract charge 0.00% Class A          $ 201.85              --                 --            --              4.01%
         Highest contract charge 0.90% Class A         $ 171.99              --                 --            --              3.07%
         All contract charges                                --             594           $109,740          3.76%               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 143.26              --                 --            --            (6.55)%
         Highest contract charge 0.90% Class B         $ 133.03              --                 --            --            (7.39)%
         All contract charges                                --             194            $26,200          5.68%              --
  2007   Lowest contract charge 0.00% Class B (c)      $ 153.30              --                 --            --             4.54%
         Highest contract charge 0.90% Class B         $ 143.64              --                 --            --             3.59%
         All contract charges                                --             210            $30,448          5.08%              --
  2006   Lowest contract charge 0.00% Class B (c)      $ 146.64              --                 --            --             3.82%
         Highest contract charge 0.90% Class B         $ 138.66              --                 --            --             2.89%
         All contract charges                                --             226            $31,598          4.03%              --
  2005   Lowest contract charge 0.00% Class B (c)      $ 141.24              --                 --            --             2.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS (Continued)
--------------------------------
         Highest contract charge 0.90% Class B         $ 134.77             --                 --            --            1.08%
         All contract charges                                --            235            $31,831          3.88%             --
  2004   Lowest contract charge 0.00% Class B (c)      $ 138.48             --                 --            --            3.75%
         Highest contract charge 0.90% Class B         $ 133.32             --                 --            --            2.81%
         All contract charges                                --            235            $31,367          3.76%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $ 102.15             --                 --            --           (1.75)%
         Highest contract charge 0.90% Class A (f)     $ 100.59             --                 --            --           (2.64)%
         All contract charges                                --             21            $ 2,115          7.46%             --
  2007   Lowest contract charge 0.00% Class A (f)      $ 103.97             --                 --            --            3.97%
         Highest contract charge 0.90% Class A (f)     $ 103.32             --                 --            --            3.32%
         All contract charges                                --              7            $   817          7.61%             --
EQ/Short Duration Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $ 108.04             --                 --            --           (2.00)%
         Highest contract charge 0.90% Class B (f)     $ 100.16             --                 --            --           (2.89)%
         All contract charges                                --              7            $   717          7.46%             --
  2007   Lowest contract charge 0.00% Class B (d)      $ 110.25             --                 --            --            5.32%
         Highest contract charge 0.90% Class B (f)     $ 103.14             --                 --            --            3.14%
         All contract charges                                --              4            $   468          7.61%             --
  2006   Lowest contract charge 0.00% Class B (d)      $ 104.68             --                 --            --            3.96%
         Highest contract charge 0.00% Class B (d)     $ 104.68             --                 --            --            3.96%
         All contract charges                                --              1            $    62          6.98%             --
  2005   Lowest contract charge 0.00% Class B (d)      $ 100.69             --                 --            --            0.69%
         Highest contract charge 0.00% Class B (d)     $ 100.69             --                 --            --            0.69%
         All contract charges                                --             --            $     3            --              --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A          $ 154.05             --                 --            --          (33.96)%
         Highest contract charge 0.90% Class A         $ 128.69             --                 --            --          (34.56)%
         All contract charges                                --            207            $29,618          1.04%             --
  2007   Lowest contract charge 0.00% Class A          $ 233.27             --                 --            --           (1.60)%
         Highest contract charge 0.90% Class A         $ 196.66             --                 --            --           (2.48)%
         All contract charges                                --            194            $39,848          1.55%             --
  2006   Lowest contract charge 0.00% Class A          $ 237.06             --                 --            --           18.01%
         Highest contract charge 0.90% Class A         $ 201.67             --                 --            --           16.94%
         All contract charges                                --            176            $36,575          1.59%             --
  2005   Lowest contract charge 0.00% Class A          $ 200.89             --                 --            --            4.52%
         Highest contract charge 0.90% Class A         $ 172.45             --                 --            --            3.44%
         All contract charges                                --            136            $24,510          1.43%             --
  2004   Lowest contract charge 0.00% Class A          $ 192.20             --                 --            --           17.98%
         Highest contract charge 0.90% Class A         $ 166.71             --                 --            --           16.61%
         All contract charges                                --            120            $19,205          3.06%             --
EQ/Small Company Index
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)      $ 112.68             --                 --            --          (34.13)%
         Highest contract charge 0.90% Class B         $ 113.32             --                 --            --          (34.72)%
         All contract charges                                --             71            $ 7,188          1.04%             --
  2007   Lowest contract charge 0.00% Class B (c)      $ 171.06             --                 --            --           (1.83)%
         Highest contract charge 0.90% Class B         $ 173.60             --                 --            --           (2.72)%
         All contract charges                                --             71            $13,008          1.55%             --
  2006   Lowest contract charge 0.00% Class B (c)      $ 174.25             --                 --            --           17.71%
         Highest contract charge 0.90% Class B         $ 178.45             --                 --            --           16.65%
         All contract charges                                --             61            $11,500          1.59%             --


AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                  Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment         Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Small Company Index (Continued)
----------------------------------
  2005   Lowest contract charge 0.00% Class B (c)      $ 148.03             --                 --            --             4.25%
         Highest contract charge 0.90% Class B         $ 152.98             --                 --            --             3.32%
         All contract charges                                --             49            $ 7,521          1.43%              --
  2004   Lowest contract charge 0.00% Class B (c)      $ 141.99             --                 --            --            17.67%
         Highest contract charge 0.90% Class B         $ 148.06             --                 --            --            16.61%
         All contract charges                                --             42            $ 6,602          3.06%              --
EQ/T. Rowe Price Growth Stock (j)
---------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A (g)      $  58.41             --                 --            --           (42.06)%
         Highest contract charge 0.60% Class A (g)     $  57.76             --                 --            --           (42.41)%
         All contract charges                                --             12            $   696          0.00%              --
  2007   Lowest contract charge 0.00% Class A (g)      $ 100.81             --                 --            --             0.81%
         Highest contract charge 0.60% Class A (g)     $ 100.29             --                 --            --             0.29%
         All contract charges                                --             11            $ 1,100          0.17%              --
EQ/T. Rowe Price Growth Stock (j)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)      $  69.00             --                 --            --           (42.21)%
         Highest contract charge 0.90% Class B (g)     $  57.26             --                 --            --           (42.73)%
         All contract charges                                --            313            $18,276          0.00%              --
  2007   Lowest contract charge 0.00% Class B (b)      $ 119.39             --                 --            --             7.23%
         Highest contract charge 0.90% Class B (g)     $  99.98             --                 --            --            (0.02)%
         All contract charges                                --            309            $31,316          0.17%              --
  2006   Lowest contract charge 0.00% Class B (b)      $ 111.34             --                 --            --            (4.01)%
         Highest contract charge 0.00% Class B (b)     $ 111.34             --                 --            --            (4.01)%
         All contract charges                                --              6            $   661            --               --
  2005   Lowest contract charge 0.00% Class B (b)      $ 116.00             --                 --            --             3.99%
         Highest contract charge 0.00% Class B (b)     $ 116.00             --                 --            --             3.99%
         All contract charges                                --              3            $   335            --               --
  2004   Lowest contract charge 0.00% Class B (b)      $ 111.55             --                 --            --            12.42%
         Highest contract charge 0.00% Class B (b)     $ 111.55             --                 --            --            12.42%
         All contract charges                                --             --            $     9            --               --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)      $  82.71             --                 --            --           (40.03)%
         Highest contract charge 0.90% Class B (f)     $  56.66             --                 --            --           (40.57)%
         All contract charges                                --             51            $ 3,313          1.38%              --
  2007   Lowest contract charge 0.00% Class B (b)      $ 137.92             --                 --            --             1.17%
         Highest contract charge 0.90% Class B (f)     $  95.34             --                 --            --            (4.66)%
         All contract charges                                --             41            $ 4,500          1.33%              --
  2006   Lowest contract charge 0.00% Class B (b)      $ 136.33             --                 --            --            14.15%
         Highest contract charge 0.00% Class B (b)     $ 136.33             --                 --            --            14.15%
         All contract charges                                --              7            $   964          0.95%              --
  2005   Lowest contract charge 0.00% Class B (b)      $ 119.43             --                 --            --             9.00%
         Highest contract charge 0.00% Class B (b)     $ 119.43             --                 --            --             9.00%
         All contract charges                                --              5            $   545          1.23%              --
  2004   Lowest contract charge 0.00% Class B (b)      $ 109.56              --                --            --           11.78%
         Highest contract charge 0.00% Class B (b)     $ 109.56              --                --            --           11.78%
         All contract charges                                --              --          $      6          0.35%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)      $  58.43              --                --            --          (36.78)%
         Highest contract charge 0.90% Class A (f)     $  57.54              --                --            --          (37.35)%
         All contract charges                                --              19          $    998          2.77%             --
  2007   Lowest contract charge 0.00% Class A (f)      $  92.43              --                --            --           (7.57)%
         Highest contract charge 0.90% Class A (f)     $  91.85               8          $    650          3.69%          (8.15)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
         All contract charges                                --              --                --            --              --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)      $  74.98              --                --            --          (36.94)%
         Highest contract charge 0.90% Class B (f)     $  57.29              --                --            --          (37.52)%
         All contract charges                                --               9          $    597          2.77%             --
  2007   Lowest contract charge 0.00% Class B (d)      $ 118.91              --                --            --           (2.50)%
         Highest contract charge 0.90% Class B (f)     $  91.69              --                --            --           (8.31)%
         All contract charges                                --               5          $    526          3.69%             --
  2006   Lowest contract charge 0.00% Class B (d)      $ 121.96              --                --            --           15.90%
         Highest contract charge 0.00% Class B (d)     $ 121.96              --                --            --           15.90%
         All contract charges                                --               1          $    104          3.50%             --
  2005   Lowest contract charge 0.00% Class B (d)      $ 105.23              --                --            --            5.23%
         Highest contract charge 0.00% Class B (d)     $ 105.23              --                --            --            5.23%
         All contract charges                                --              --          $ 17,122          0.76%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class A          $ 240.26              --                --            --          (57.25)%
         Highest contract charge 0.00% Class A         $ 240.26              --                --            --          (57.25)%
         All contract charges                                --              94          $ 21,131          0.16%             --
  2007   Lowest contract charge 0.00% Class A          $ 562.02              --                --            --           42.38%
         Highest contract charge 0.00% Class A         $ 562.02              --                --            --           42.38%
         All contract charges                                --              86          $ 45,275            --              --
  2006   Lowest contract charge 0.00% Class A          $ 394.74              --                --            --           37.41%
         Highest contract charge 0.00% Class A         $ 394.74              --                --            --           37.41%
         All contract charges                                --              71          $ 26,199          0.44%             --
  2005   Lowest contract charge 0.00% Class A          $ 287.26              --                --            --           33.11%
         Highest contract charge 0.00% Class A         $ 287.26              --                --            --           33.11%
         All contract charges                                --              46          $ 12,583          0.61%             --
  2004   Lowest contract charge 0.00% Class A          $ 215.81              --                --            --           23.93%
         Highest contract charge 0.00% Class A         $ 215.81              --                --            --           23.93%
         All contract charges                                --              21          $  4,490          0.71%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B          $ 129.67              --                --            --          (57.35)%
         Highest contract charge 0.90% Class B         $ 117.00              --                --            --          (57.74)%
         All contract charges                                --           1,094          $135,457          0.16%             --
  2007   Lowest contract charge 0.00% Class B          $ 304.02              --                --            --           42.02%
         Highest contract charge 0.90% Class B         $ 276.83              --                --            --           40.74%
         All contract charges                                --           1,247          $363,699            --              --
  2006   Lowest contract charge 0.00% Class B          $ 214.07              --                --            --           37.05%
         Highest contract charge 0.90% Class B         $ 196.70              --                --            --           35.82%
         All contract charges                                --           1,220          $251,522          0.44%             --
  2005   Lowest contract charge 0.00% Class B         $ 156.20              --                --            --           32.78%
         Highest contract charge 0.90% Class B        $ 144.82              --                --            --           31.59%
         All contract charges                               --           1,141          $172,874          0.61%             --
  2004   Lowest contract charge 0.00% Class B         $ 117.64              --                --            --           23.68%
         Highest contract charge 0.90% Class B        $ 110.06              --                --            --           22.57%
         All contract charges                               --             879          $100,718          0.71%             --
EQ/Van Kampen Mid Cap Growth (m)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (f)     $  60.33              --                --            --          (47.19)%
         Highest contract charge 0.90% Class A (f)    $  59.40              --                --            --          (47.67)%
         All contract charges                               --             164          $  9,796          0.00%             --
  2007   Lowest contract charge 0.00% Class A (f)     $ 114.23              --                --            --           14.23%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                     -----------------------------------------------------------------------------
                                                         Unit             Units         Net Assets     Investment        Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                     ------------ -------------------- ------------ ---------------- -------------
EQ/Van Kampen Mid Cap Growth (m) (Continued)
--------------------------------------------
         Highest contract charge 0.90% Class A (f)    $ 113.51              --                --            --           13.51%
         All contract charges                               --             110          $ 12,578          1.39%             --
EQ/Van Kampen Mid Cap Growth (m)
--------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (d)     $  87.96              --                --            --          (47.32)%
         Highest contract charge 0.90% Class B (f)    $  59.15              --                --            --          (47.80)%
         All contract charges                               --              58          $  3,842          0.00%             --
  2007   Lowest contract charge 0.00% Class B (d)     $ 166.98              --                --            --           22.41%
         Highest contract charge 0.90% Class B (f)    $ 113.31              --                --            --           13.31%
         All contract charges                               --              28          $  3,449          1.39%             --
  2006   Lowest contract charge 0.00% Class B (d)     $ 136.41              --                --            --            9.26%
         Highest contract charge 0.00% Class B (d)    $ 136.41              --                --            --            9.26%
         All contract charges                               --               1          $     90          0.59%             --
  2005   Lowest contract charge 0.00% Class B (d)     $ 124.85              --                --            --           24.85%
         Highest contract charge 0.00% Class B (d)    $ 124.85              --                --            --           24.85%
         All contract charges                               --              --          $      7            --              --
EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A (r)     $  51.22              --                --            --          (38.69)%
         Highest contract charge 0.90% Class A (r)    $  50.53              --                --            --          (39.24)%
         All contract charges                               --             865          $ 44,098          2.57%             --
  2007   Lowest contract charge 0.00% Class A (r)     $  83.54              --                --            --          (16.46)%
         Highest contract charge 0.90% Class A (r)    $  83.16              --                --            --          (16.84)%
         All contract charges                               --             906          $ 75,612          0.84%             --
EQ/Van Kampen Real Estate (p)
-----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (r)     $  50.98              --                --            --          (38.90)%
         Highest contract charge 0.00% Class B (r)    $  50.98              --                --            --          (38.90)%
         All contract charges                               --              36             1,832          2.57%             --
  2007   Lowest contract charge 0.00% Class B (r)     $  83.44              --                --            --          (16.56)%
         Highest contract charge 0.00% Class B (r)    $  83.44              --                --            --          (16.56)%
         All contract charges                               --              20          $  1,660          0.84%             --
Fidelity VIP Asset Manager: Growth
----------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B         $ 105.49              --                --            --          (35.94)%
         Highest contract charge 0.00% Class B        $ 105.49              --                --            --          (35.94)%
         All contract charges                               --              42          $  4,470          1.89%             --
  2007   Lowest contract charge 0.00% Class B         $ 164.68              --                --            --           18.60%
         Highest contract charge 0.00% Class B        $ 164.68              --                --            --           18.60%
         All contract charges                               --              29          $  4,820          3.86%             --
  2006   Lowest contract charge 0.00% Class B         $ 138.85              --                --            --            6.72%
         Highest contract charge 0.00% Class B        $ 138.85              --                --            --            6.72%
         All contract charges                               --              21          $  2,924          1.86%             --
  2005   Lowest contract charge 0.00% Class B         $ 130.10              --                --            --            3.56%
         Highest contract charge 0.00% Class B        $ 130.10              --                --            --            3.56%
         All contract charges                               --              18           $ 2,324          1.82%             --
  2004   Lowest contract charge 0.00% Class B         $ 125.62              --                --            --            5.63%
         Highest contract charge 0.00% Class B        $ 125.62              --                --            --            5.63%
         All contract charges                               --              11           $ 1,376          1.89%             --
Fidelity VIP Contrafund
-----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 127.83             --                 --            --          (42.69)%
         Highest contract charge 0.00% Class B     $ 127.83             --                 --            --          (42.69)%
         All contract charges                            --            205            $26,164          0.81%             --
  2007   Lowest contract charge 0.00% Class B      $ 223.05             --                 --            --           17.30%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2008


8. Accumulation Unit Values


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Fidelity VIP Contrafund (Continued)
-----------------------------------
         Highest contract charge 0.00% Class B     $ 223.05             --                 --            --           17.30%
         All contract charges                            --            209            $46,555          1.94%             --
  2006   Lowest contract charge 0.00% Class B      $ 190.15             --                 --            --           11.43%
         Highest contract charge 0.00% Class B     $ 190.15             --                 --            --           11.43%
         All contract charges                            --            194            $36,939          1.03%             --
  2005   Lowest contract charge 0.00% Class B      $ 170.65             --                 --            --           16.65%
         Highest contract charge 0.00% Class B     $ 170.65             --                 --            --           16.65%
         All contract charges                            --            173            $29,536          0.08%             --
  2004   Lowest contract charge 0.00% Class B      $ 146.29             --                 --            --           15.16%
         Highest contract charge 0.00% Class B     $ 146.29             --                 --            --           15.16%
         All contract charges                            --             59            $ 8,579          0.12%             --
Fidelity VIP Equity-Income
--------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 106.04             --                 --            --          (42.81)%
         Highest contract charge 0.00% Class B     $ 106.04             --                 --            --          (42.81)%
         All contract charges                            --             43            $ 4,513          2.34%             --
  2007   Lowest contract charge 0.00% Class B      $ 185.43             --                 --            --            1.27%
         Highest contract charge 0.00% Class B     $ 185.43             --                 --            --            1.27%
         All contract charges                            --             50            $ 9,359          1.64%             --
  2006   Lowest contract charge 0.00% Class B      $ 183.10             --                 --            --           19.93%
         Highest contract charge 0.00% Class B     $ 183.10             --                 --            --           19.93%
         All contract charges                            --             55            $10,114          5.07%             --
  2005   Lowest contract charge 0.00% Class B      $ 152.67             --                 --            --            5.57%
         Highest contract charge 0.00% Class B     $ 152.67             --                 --            --            5.57%
         All contract charges                            --             39            $ 5,955          1.98%             --
  2004   Lowest contract charge 0.00% Class B      $ 144.62             --                 --            --           11.23%
         Highest contract charge 0.00% Class B     $ 144.62             --                 --            --           11.23%
         All contract charges                            --             34            $ 4,942          1.10%             --
Fidelity VIP Growth & Income
----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $  97.68             --                 --            --          (41.90)%
         Highest contract charge 0.00% Class B     $  97.68             --                 --            --          (41.90)%
         All contract charges                            --             30            $ 2,927          1.14%             --
  2007   Lowest contract charge 0.00% Class B      $ 168.11             --                 --            --           11.86%
         Highest contract charge 0.00% Class B     $ 168.11             --                 --            --           11.86%
         All contract charges                            --             26            $ 4,306          4.78%             --
  2006   Lowest contract charge 0.00% Class B      $ 150.29             --                 --            --           12.86%
         Highest contract charge 0.00% Class B     $ 150.29             --                 --            --           12.86%
         All contract charges                            --             23            $ 3,488          1.12%             --
  2005   Lowest contract charge 0.00% Class B      $ 133.17             --                 --            --            7.40%
         Highest contract charge 0.00% Class B     $ 133.17             --                 --            --            7.40%
         All contract charges                            --             21            $ 2,761          1.21%             --
  2004   Lowest contract charge 0.00% Class B      $ 123.99             --                 --            --            5.52%
         Highest contract charge 0.00% Class B     $ 123.99             --                 --            --            5.52%
         All contract charges                            --             17            $ 2,064          0.67%             --
Fidelity VIP High Income
------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 109.02             --                 --            --          (25.14)%
         Highest contract charge 0.00% Class B     $ 109.02             --                 --            --          (25.14)%
         All contract charges                            --             60            $ 6,563         10.39%             --
  2007   Lowest contract charge 0.00% Class B      $ 145.64             --                 --            --            2.54%
         Highest contract charge 0.00% Class B     $ 145.64             --                 --            --            2.54%
         All contract charges                            --             66            $ 9,673          9.22%             --
  2006   Lowest contract charge 0.00% Class B      $ 142.03             --                 --            --           11.02%
         Highest contract charge 0.00% Class B     $ 142.03             --                 --            --           11.02%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Fidelity VIP High Income (Continued)
------------------------------------
         All contract charges                            --             61            $ 8,621         10.89%             --
  2005   Lowest contract charge 0.00% Class B      $ 127.93             --                 --            --            2.31%
         Highest contract charge 0.00% Class B     $ 127.93             --                 --            --            2.31%
         All contract charges                            --             25            $ 3,225         14.56%             --
  2004   Lowest contract charge 0.00% Class B      $ 125.04             --                 --            --            9.38%
         Highest contract charge 0.00% Class B     $ 125.04             --                 --            --            9.38%
         All contract charges                            --             24            $ 2,950          7.19%             --
Fidelity VIP Investment Grade Bond
----------------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 113.78             --                 --            --           (3.46)%
         Highest contract charge 0.00% Class B     $ 113.78             --                 --            --           (3.46)%
         All contract charges                            --             73            $ 8,340          3.86%             --
  2007   Lowest contract charge 0.00% Class B      $ 117.86             --                 --            --            4.08%
         Highest contract charge 0.00% Class B     $ 117.86             --                 --            --            4.08%
         All contract charges                            --             84            $ 9,953          3.52%             --
  2006   Lowest contract charge 0.00% Class B      $ 113.24             --                 --            --            4.14%
         Highest contract charge 0.00% Class B     $ 113.24             --                 --            --            4.14%
         All contract charges                            --             74            $ 8,360          4.58%             --
  2005   Lowest contract charge 0.00% Class B      $ 108.74             --                 --            --            1.89%
         Highest contract charge 0.00% Class B     $ 108.74             --                 --            --            1.89%
         All contract charges                            --             56            $ 6,087          3.51%             --
  2004   Lowest contract charge 0.00% Class B      $ 106.72             --                 --            --            4.19%
         Highest contract charge 0.00% Class B     $ 106.72             --                 --            --            4.19%
         All contract charges                            --             60            $ 6,408          4.19%             --
Fidelity VIP Mid Cap
--------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $ 165.82             --                 --            --          (39.61)%
         Highest contract charge 0.00% Class B     $ 165.82             --                 --            --          (39.61)%
         All contract charges                            --            134            $22,273          0.24%             --
  2007   Lowest contract charge 0.00% Class B      $ 274.57             --                 --            --           15.34%
         Highest contract charge 0.00% Class B     $ 274.57             --                 --            --           15.34%
         All contract charges                            --            147            $40,381          8.68%             --
  2006   Lowest contract charge 0.00% Class B      $ 238.06             --                 --            --           12.40%
         Highest contract charge 0.00% Class B     $ 238.06             --                 --            --           12.40%
         All contract charges                            --            138            $32,948          1.13%             --
  2005   Lowest contract charge 0.00% Class B      $ 211.79             --                 --            --           18.02%
         Highest contract charge 0.00% Class B     $ 211.79             --                 --            --           18.02%
         All contract charges                            --            125            $26,506            --              --
  2004   Lowest contract charge 0.00% Class B      $ 179.46             --                 --            --           24.66%
         Highest contract charge 0.00% Class B     $ 179.46             --                 --            --           24.66%
         All contract charges                            --             61            $11,035            --              --
Fidelity VIP Value
------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B      $  93.44             --                --             --           (46.60)%
         Highest contract charge 0.00% Class B     $  93.44             --                --             --           (46.60)%
         All contract charges                            --             32            $2,965           0.61%              --
  2007   Lowest contract charge 0.00% Class B      $ 174.99             --                --             --             1.86%
         Highest contract charge 0.00% Class B     $ 174.99             --                --             --             1.86%
         All contract charges                            --             40            $6,930           4.26%              --
  2006   Lowest contract charge 0.00% Class B      $ 171.80             --                --             --            14.41%
         Highest contract charge 0.00% Class B     $ 171.80             --                --             --            14.41%
         All contract charges                            --             25            $4,323           0.88%              --
  2005   Lowest contract charge 0.00% Class B      $ 150.16             --                --             --             5.84%
         Highest contract charge 0.00% Class B     $ 150.16             --                --             --             5.84%
         All contract charges                            --             20            $3,017           0.42%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                               Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment         Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                    ------------ -------------------- ------------ ---------------- --------------
Fidelity VIP Value (Continued)
------------------------------
  2004   Lowest contract charge 0.00% Class B        $ 141.88               --                --            --            10.93%
         Highest contract charge 0.00% Class B       $ 141.88               --                --            --            10.93%
         All contract charges                              --               10          $  1,468          1.17%              --
Fidelity VIP Value Strategies
-----------------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B        $ 107.18               --                --            --           (51.28)%
         Highest contract charge 0.00% Class B       $ 107.18               --                --            --           (51.28)%
         All contract charges                              --               25          $  2,697          0.48%              --
  2007   Lowest contract charge 0.00% Class B        $ 220.01               --                --            --             5.44%
         Highest contract charge 0.00% Class B       $ 220.01               --                --            --             5.44%
         All contract charges                              --               38          $  8,359          6.13%              --
  2006   Lowest contract charge 0.00% Class B        $ 208.66               --                --            --            16.01%
         Highest contract charge 0.00% Class B       $ 208.66               --                --            --            16.01%
         All contract charges                              --               20          $  4,109          2.31%              --
  2005   Lowest contract charge 0.00% Class B        $ 179.87               --                --            --             2.43%
         Highest contract charge 0.00% Class B       $ 179.87               --                --            --             2.43%
         All contract charges                              --               18          $  3,269          0.09%              --
  2004   Lowest contract charge 0.00% Class B        $ 175.60               --                --            --            13.84%
         Highest contract charge 0.00% Class B       $ 175.60               --                --            --            13.84%
         All contract charges                              --               16          $  2,847          0.10%              --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A        $ 105.45               --                --            --           (46.54)%
         Highest contract charge 0.90% Class A       $ 112.68               --                --            --           (47.02)%
         All contract charges                              --              870          $249,801          0.50%              --
  2007   Lowest contract charge 0.00% Class A        $ 197.25               --                --            --            11.66%
         Highest contract charge 0.90% Class A       $ 212.70               --                --            --            10.65%
         All contract charges                              --              950          $516,296          0.10%              --
  2006   Lowest contract charge 0.00% Class A        $ 176.65               --                --            --             5.37%
         Highest contract charge 0.90% Class A       $ 192.22               --                --            --             4.43%
         All contract charges                              --            1,040          $506,530          0.17%              --
  2005   Lowest contract charge 0.00% Class A        $ 167.64               --                --            --             8.47%
         Highest contract charge 0.90% Class A       $ 184.07               --                --            --             7.50%
         All contract charges                              --            1,126          $524,189            --               --
  2004   Lowest contract charge 0.00% Class A        $ 154.55               --                --            --            12.38%
         Highest contract charge 0.90% Class A       $ 171.23               --                --            --            11.37%
         All contract charges                              --            1,196          $524,796            --               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)    $  54.13               --                --            --           (46.68)%
         Highest contract charge 0.90% Class B       $  49.70               --                --            --           (47.16)%
         All contract charges                              --              178          $  9,141          0.50%              --
  2007   Lowest contract charge 0.00% Class B (c)    $ 101.51               --                --            --            11.38%
         Highest contract charge 0.90% Class B       $  94.06               --                --            --            10.39%
         All contract charges                              --              186          $ 17,789          0.10%              --
  2006   Lowest contract charge 0.00% Class B (c)    $  91.14               --                --            --             5.11%
         Highest contract charge 0.90% Class B       $  85.21               --                --            --             4.17%
         All contract charges                              --              189          $ 16,561          0.17%              --
  2005   Lowest contract charge 0.00% Class B (c)    $  86.70               --                --            --             8.17%
         Highest contract charge 0.90% Class B       $  81.80               --                --            --             7.23%
         All contract charges                              --              198          $ 16,583            --               --
  2004   Lowest contract charge 0.00% Class B (c)    $  80.86               --                --            --            12.10%
         Highest contract charge 0.90% Class B       $  76.29               --                --            --            11.09%
         All contract charges                              --              195          $ 15,176            --               --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 129.13             --                 --            --          2.72%
         Highest contract charge 0.60% Class A        $ 130.57             --                 --            --          2.11%
         All contract charges                               --            162            $20,806          4.96%           --
  2007   Lowest contract charge 0.00% Class A         $ 125.71             --                 --            --          6.53%
         Highest contract charge 0.60% Class A        $ 127.87             --                 --            --          5.89%
         All contract charges                               --            157            $19,585          4.20%           --
  2006   Lowest contract charge 0.00% Class A         $ 118.00             --                 --            --          4.03%
         Highest contract charge 0.60% Class A        $ 120.76             --                 --            --          3.40%
         All contract charges                               --            136            $15,997          4.16%           --
  2005   Lowest contract charge 0.00% Class A         $ 113.43             --                 --            --          2.00%
         Highest contract charge 0.60% Class A        $ 116.79             --                 --            --          1.39%
         All contract charges                               --            101            $11,470          3.52%           --
  2004   Lowest contract charge 0.00% Class A         $ 111.21             --                 --            --          4.15%
         Highest contract charge 0.60% Class A        $ 115.19             --                 --            --          3.52%
         All contract charges                               --             70            $ 7,733          3.38%           --
Multimanager Core Bond
----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 134.03             --                 --            --          2.46%
         Highest contract charge 0.90% Class B        $ 125.82             --                 --            --          1.55%
         All contract charges                               --            479            $62,184          4.96%           --
  2007   Lowest contract charge 0.00% Class B         $ 130.81             --                 --            --          6.26%
         Highest contract charge 0.90% Class B        $ 123.90             --                 --            --          5.29%
         All contract charges                               --            459            $58,320          4.20%           --
  2006   Lowest contract charge 0.00% Class B         $ 123.10             --                 --            --          3.77%
         Highest contract charge 0.90% Class B        $ 117.67             --                 --            --          2.84%
         All contract charges                               --            482            $57,882          4.16%           --
  2005   Lowest contract charge 0.00% Class B         $ 118.63             --                 --            --          1.75%
         Highest contract charge 0.90% Class B        $ 114.42             --                 --            --          0.83%
         All contract charges                               --            457            $53,081          3.52%           --
  2004   Lowest contract charge 0.00% Class B         $ 116.59             --                 --            --          3.89%
         Highest contract charge 0.90% Class B        $ 113.47             --                 --            --          2.95%
         All contract charges                               --            433            $49,761          3.38%           --
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 131.88             --                 --            --       (26.65)%
         Highest contract charge 0.60% Class A        $ 100.82             --                 --            --       (27.08)%
         All contract charges                               --             50            $ 6,293          0.00%           --
  2007   Lowest contract charge 0.00% Class A         $ 179.79             --                 --            --          9.24%
         Highest contract charge 0.60% Class A        $ 138.27             --                 --            --          8.57%
         All contract charges                               --             46            $ 7,974            --            --
  2006   Lowest contract charge 0.00% Class A         $ 164.58             --                 --            --          5.40%
         Highest contract charge 0.60% Class A        $ 127.35             --                 --            --          4.77%
         All contract charges                               --             42           $  6,474          1.02%           --
  2005   Lowest contract charge 0.00% Class A         $ 156.16             --                 --            --          7.23%
         Highest contract charge 0.60% Class A        $ 121.55             --                 --            --          6.58%
         All contract charges                               --             32           $  4,741          2.66%           --
  2004   Lowest contract charge 0.00% Class A         $ 145.63             --                 --            --         12.41%
         Highest contract charge 0.60% Class A        $ 114.04             --                 --            --         11.73%
         All contract charges                               --             19           $  2,722          4.15%           --
Multimanager Health Care
------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 103.14             --                 --            --        (26.82)%
         Highest contract charge 0.90% Class B        $  96.81             --                 --            --        (27.48)%
         All contract charges                               --            173           $ 17,269          0.00%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Health Care (Continued)
------------------------------------
  2007   Lowest contract charge 0.00% Class B         $ 140.94             --                 --            --            8.97%
         Highest contract charge 0.90% Class B        $ 133.49             --                 --            --            7.98%
         All contract charges                               --            178           $ 24,411            --              --
  2006   Lowest contract charge 0.00% Class B         $ 129.34             --                 --            --            5.13%
         Highest contract charge 0.90% Class B        $ 123.63             --                 --            --            4.19%
         All contract charges                               --            182           $ 23,104          1.02%             --
  2005   Lowest contract charge 0.00% Class B         $ 123.03             --                 --            --            6.96%
         Highest contract charge 0.90% Class B        $ 118.66             --                 --            --            6.00%
         All contract charges                               --            200           $ 24,171          2.66%             --
  2004   Lowest contract charge 0.00% Class B         $ 115.02             --                 --            --           12.13%
         Highest contract charge 0.90% Class B        $ 111.95             --                 --            --           11.12%
         All contract charges                               --            166           $ 18,806          4.15%             --
Multimanager High Yield
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class A         $ 173.57             --                 --            --          (23.31)%
         Highest contract charge 0.90% Class A        $ 182.46             --                 --            --          (24.00)%
         All contract charges                               --            503           $116,460          9.53%             --
  2007   Lowest contract charge 0.00% Class A         $ 226.34             --                 --            --            3.39%
         Highest contract charge 0.90% Class A        $ 240.09             --                 --            --            2.46%
         All contract charges                               --            537           $164,892          7.42%             --
  2006   Lowest contract charge 0.00% Class A         $ 218.91             --                 --            --           10.20%
         Highest contract charge 0.90% Class A        $ 234.32             --                 --            --            9.22%
         All contract charges                               --            639           $194,839          7.51%             --
  2005   Lowest contract charge 0.00% Class A         $ 198.64             --                 --            --            3.32%
         Highest contract charge 0.90% Class A        $ 214.55             --                 --            --            2.39%
         All contract charges                               --            633           $179,897          8.29%             --
  2004   Lowest contract charge 0.00% Class A         $ 192.26             --                 --            --            8.94%
         Highest contract charge 0.90% Class A        $ 209.54             --                 --            --            7.96%
         All contract charges                               --            669           $186,819          6.83%             --
Multimanager High Yield
-----------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (c)     $ 105.63             --                 --            --          (23.51)%
         Highest contract charge 0.90% Class B        $  83.40             --                 --            --          (24.19)%
         All contract charges                               --            187           $ 16,482          9.53%             --
  2007   Lowest contract charge 0.00% Class B (c)     $ 138.09             --                 --            --            3.14%
         Highest contract charge 0.90% Class B        $ 110.01             --                 --            --            2.20%
         All contract charges                               --            222           $ 25,669          7.42%             --
  2006   Lowest contract charge 0.00% Class B (c)     $ 133.89             --                 --            --            9.93%
         Highest contract charge 0.90% Class B        $ 107.64             --                 --            --            8.94%
         All contract charges                               --            212           $ 23,535          7.51%             --
  2005   Lowest contract charge 0.00% Class B (c)     $ 121.79             --                 --            --            3.06%
         Highest contract charge 0.90% Class B        $  98.80             --                 --            --            2.14%
         All contract charges                               --            205            $20,734          8.29%             --
  2004   Lowest contract charge 0.00% Class B (c)     $ 118.18             --                 --            --            2.98%
         Highest contract charge 0.90% Class B        $  96.74             --                 --            --            7.69%
         All contract charges                               --            184            $18,240          6.83%             --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 147.41             --                 --            --          (47.10)%
         Highest contract charge 0.60% Class A        $ 106.70             --                 --            --          (47.42)%
         All contract charges                               --             76            $11,041          1.63%             --
  2007   Lowest contract charge 0.00% Class A         $ 278.66             --                 --            --           12.71%
         Highest contract charge 0.60% Class A        $ 202.92             --                 --            --           12.04%
         All contract charges                               --             71            $19,542          0.78%             --
  2006   Lowest contract charge 0.00% Class A         $ 247.23             --                 --            --           25.63%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
         Highest contract charge 0.60% Class A        $ 181.12             --                 --            --           24.88%
         All contract charges                               --             60            $14,457          2.37%             --
  2005   Lowest contract charge 0.00% Class A         $ 196.79             --                 --            --           15.73%
         Highest contract charge 0.60% Class A        $ 145.04             --                 --            --           15.04%
         All contract charges                               --             40            $ 7,871          4.18%             --
  2004   Lowest contract charge 0.00% Class A         $ 170.04             --                 --            --           18.21%
         Highest contract charge 0.60% Class A        $ 126.08             --                 --            --           17.50%
         All contract charges                               --             24            $ 4,174          2.75%             --
Multimanager International Equity
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 139.42             --                 --            --          (47.23)%
         Highest contract charge 0.90% Class B        $ 100.97             --                 --            --          (47.71)%
         All contract charges                               --            313            $32,917          1.63%             --
  2007   Lowest contract charge 0.00% Class B         $ 264.21             --                 --            --           12.43%
         Highest contract charge 0.90% Class B        $ 193.09             --                 --            --           11.41%
         All contract charges                               --            326            $65,021          0.78%             --
  2006   Lowest contract charge 0.00% Class B         $ 235.00             --                 --            --           25.32%
         Highest contract charge 0.90% Class B        $ 173.31             --                 --            --           24.19%
         All contract charges                               --            309            $54,685          2.37%             --
  2005   Lowest contract charge 0.00% Class B         $ 187.53             --                 --            --           15.44%
         Highest contract charge 0.90% Class B        $ 139.55             --                 --            --           14.41%
         All contract charges                               --            206            $29,285          4.18%             --
  2004   Lowest contract charge 0.00% Class B         $ 162.44             --                 --            --           17.91%
         Highest contract charge 0.90% Class B        $ 121.98             --                 --            --           16.84%
         All contract charges                               --            181            $22,409          2.75%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A         $ 116.08             --                 --            --          (39.38)%
         Highest contract charge 0.60% Class A        $  82.32             --                 --            --          (39.75)%
         All contract charges                               --             23            $ 2,622          0.63%             --
  2007   Lowest contract charge 0.00% Class A         $ 191.50             --                 --            --            5.27%
         Highest contract charge 0.60% Class A        $ 136.63             --                 --            --            4.63%
         All contract charges                               --             22            $ 4,107          0.55%             --
  2006   Lowest contract charge 0.00% Class A         $ 181.92             --                 --            --           13.86%
         Highest contract charge 0.60% Class A        $ 130.58             --                 --            --           13.18%
         All contract charges                               --             21            $ 3,635          0.75%             --
  2005   Lowest contract charge 0.00% Class A         $ 159.77             --                 --            --            7.00%
         Highest contract charge 0.60% Class A        $ 115.37             --                 --            --            6.36%
         All contract charges                               --             17            $ 2,776          0.96%             --
  2004   Lowest contract charge 0.00% Class A         $ 149.32             --                 --            --            9.95%
         Highest contract charge 0.60% Class A        $ 108.47             --                 --            --            9.29%
         All contract charges                               --             13            $ 1,907          2.96%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B         $ 104.18             --                 --            --          (39.54)%
         Highest contract charge 0.90% Class B        $  78.64             --                 --            --          (40.08)%
         All contract charges                               --             37            $ 3,035          0.63%             --
  2007   Lowest contract charge 0.00% Class B         $ 172.31             --                 --            --            5.00%
         Highest contract charge 0.90% Class B        $ 131.25             --                 --            --            4.05%
         All contract charges                               --             42            $ 5,631          0.55%             --
  2006   Lowest contract charge 0.00% Class B         $ 164.10             --                 --            --           13.58%
         Highest contract charge 0.90% Class B        $ 126.14             --                 --            --           12.56%
         All contract charges                               --             30            $ 3,891          0.75%             --
  2005   Lowest contract charge 0.00% Class B         $ 144.48             --                 --            --            6.73%
         Highest contract charge 0.90% Class B        $ 112.07             --                 --            --            5.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment        Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                 ------------ -------------------- ------------ ---------------- -------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
         All contract charges                            --             29            $ 3,416          0.96%             --
  2004   Lowest contract charge 0.00% Class B      $ 135.37             --                 --            --            9.67%
         Highest contract charge 0.90% Class B     $ 105.95             --                 --            --            8.69%
         All contract charges                            --             20            $ 2,245          2.96%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $  95.18             --                 --            --          (45.29)%
         Highest contract charge 0.60% Class A     $  64.40             --                 --            --          (45.63)%
         All contract charges                            --             58            $ 5,436          0.00%             --
  2007   Lowest contract charge 0.00% Class A      $ 173.98             --                 --            --           11.53%
         Highest contract charge 0.60% Class A     $ 118.44             --                 --            --           10.85%
         All contract charges                            --             56            $ 9,661            --              --
  2006   Lowest contract charge 0.00% Class A      $ 156.00             --                 --            --            0.36%
         Highest contract charge 0.60% Class A     $ 106.85             --                 --            --           (0.24)%
         All contract charges                            --             49            $ 7,688            --              --
  2005   Lowest contract charge 0.00% Class A      $ 155.44             --                 --            --            7.76%
         Highest contract charge 0.60% Class A     $ 107.10             --                 --            --            7.11%
         All contract charges                            --             40            $ 6,149            --              --
  2004   Lowest contract charge 0.00% Class A      $ 144.24             --                 --            --            6.93%
         Highest contract charge 0.60% Class A     $  99.99             --                 --            --            6.29%
         All contract charges                            --             24            $ 3,359            --              --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $  85.44             --                 --            --          (45.38)%
         Highest contract charge 0.90% Class B     $  58.83             --                 --                        (45.87)%
         All contract charges                            --            103            $ 6,372          0.00%             --
  2007   Lowest contract charge 0.00% Class B      $ 156.43             --                 --            --           11.24%
         Highest contract charge 0.90% Class B     $ 108.68             --                 --            --           10.25%
         All contract charges                            --            109            $12,271            --              --
  2006   Lowest contract charge 0.00% Class B      $ 140.62             --                 --            --            0.11%
         Highest contract charge 0.90% Class B     $  98.58             --                 --            --           (0.79)%
         All contract charges                            --            107            $10,902            --              --
  2005   Lowest contract charge 0.00% Class B      $ 140.46             --                 --            --            7.49%
         Highest contract charge 0.90% Class B     $  99.37             --                 --            --            6.53%
         All contract charges                            --             89            $ 9,156            --              --
  2004   Lowest contract charge 0.00% Class B      $ 130.68             --                 --            --            6.66%
         Highest contract charge 0.90% Class B     $  93.28             --                 --            --            5.70%
         All contract charges                            --             86            $ 8,182            --              --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 132.72             --                 --            --           (37.29)%
         Highest contract charge 0.60% Class A     $  96.40             --                 --            --           (37.67)%
         All contract charges                            --             63            $ 8,190          1.56%              --
  2007   Lowest contract charge 0.00% Class A      $ 211.64             --                 --            --             3.90%
         Highest contract charge 0.60% Class A     $ 154.66             --                 --            --             3.27%
         All contract charges                            --             56            $11,584          1.24%              --
  2006   Lowest contract charge 0.00% Class A      $ 203.70             --                 --            --            19.61%
         Highest contract charge 0.60% Class A     $ 149.76             --                 --            --            18.90%
         All contract charges                            --             41            $ 8,389          3.08%              --
  2005   Lowest contract charge 0.00% Class A      $ 170.29             --                 --            --             7.37%
         Highest contract charge 0.60% Class A     $ 125.96             --                 --            --             6.73%
         All contract charges                            --             30            $ 4,942          3.44%              --
  2004   Lowest contract charge 0.00% Class A      $ 158.60             --                 --            --            14.71%
         Highest contract charge 0.60% Class A     $ 118.01             --                 --            --            14.02%
         All contract charges                            --             16            $ 2,388          8.39%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Unit             Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 120.96             --                 --            --           (37.45)%
         Highest contract charge 0.90% Class B     $  93.50             --                 --            --           (38.01)%
         All contract charges                            --            228            $22,209          1.56%              --
  2007   Lowest contract charge 0.00% Class B      $ 193.37             --                 --            --             3.64%
         Highest contract charge 0.90% Class B     $ 150.84             --                 --            --             2.70%
         All contract charges                            --            201            $31,371          1.24%              --
  2006   Lowest contract charge 0.00% Class B      $ 186.58             --                 --            --            19.32%
         Highest contract charge 0.90% Class B     $ 146.87             --                 --            --            18.25%
         All contract charges                            --            185            $28,015          3.08%              --
  2005   Lowest contract charge 0.00% Class B      $ 156.37             --                 --            --             7.09%
         Highest contract charge 0.90% Class B     $ 124.20             --                 --            --             6.13%
         All contract charges                            --            127            $16,025          3.44%              --
  2004   Lowest contract charge 0.00% Class B      $ 146.01             --                 --            --            14.43%
         Highest contract charge 0.90% Class B     $ 117.02             --                 --            --            13.40%
         All contract charges                            --             70            $ 8,274          8.39%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 128.57             --                 --            --           (43.44)%
         Highest contract charge 0.60% Class A     $  75.35             --                 --            --           (43.78)%
         All contract charges                            --             51            $ 6,494          0.00%              --
  2007   Lowest contract charge 0.00% Class A      $ 227.31             --                 --            --            12.19%
         Highest contract charge 0.60% Class A     $ 134.03             --                 --            --            11.51%
         All contract charges                            --             51            $11,417            --               --
  2006   Lowest contract charge 0.00% Class A      $ 202.62             --                 --            --             9.90%
         Highest contract charge 0.60% Class A     $ 120.20             --                 --            --             9.24%
         All contract charges                            --             51            $10,040          0.51%              --
  2005   Lowest contract charge 0.00% Class A      $ 184.38             --                 --            --             8.65%
         Highest contract charge 0.60% Class A     $ 110.03             --                 --            --             8.00%
         All contract charges                            --             41            $ 7,607          1.59%              --
  2004   Lowest contract charge 0.00% Class A      $ 169.69             --                 --            --            12.01%
         Highest contract charge 0.60% Class A     $ 101.88             --                 --            --            11.34%
         All contract charges                            --             30            $ 5,044          1.62%              --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B      $ 114.40             --                 --            --           (43.58)%
         Highest contract charge 0.90% Class B     $  69.33             --                 --            --           (44.08)%
         All contract charges                            --            180            $13,058          0.00%              --
  2007   Lowest contract charge 0.00% Class B      $ 202.77             --                 --            --             11.91%
         Highest contract charge 0.90% Class B     $ 123.99             --                 --            --             10.89%
         All contract charges                            --            194            $24,950            --                --
  2006   Lowest contract charge 0.00% Class B      $ 181.19             --                 --            --              9.62%
         Highest contract charge 0.90% Class B     $ 111.81             --                 --            --              8.63%
         All contract charges                            --            201            $23,045          0.51%               --
  2005   Lowest contract charge 0.00% Class B      $ 165.30             --                 --            --              8.38%
         Highest contract charge 0.90% Class B     $ 102.93             --                 --            --              7.41%
         All contract charges                            --            175            $18,306          1.59%               --
  2004   Lowest contract charge 0.00% Class B      $ 152.51             --                 --            --             11.73%
         Highest contract charge 0.90% Class B     $  95.83             --                 --            --             10.72%
         All contract charges                            --            171            $16,710          1.62%               --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A      $ 144.68             --                 --            --            (35.81)%
         Highest contract charge 0.60% Class A     $  92.10             --                 --            --            (36.20)%
         All contract charges                            --             51            $ 7,026          0.49%               --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)


                                                                                 Years Ended December 31,
                                                       -----------------------------------------------------------------------------
                                                           Unit             Units         Net Assets     Investment        Total
                                                        Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                       ------------ -------------------- ------------ ---------------- -------------
Multimanager Mid Cap Value (Continued)
--------------------------------------
  2007   Lowest contract charge 0.00% Class A           $ 225.38             --                 --            --            0.34%
         Highest contract charge 0.60% Class A          $ 144.35             --                 --            --           (0.26)%
         All contract charges                                 --             44            $ 9,523            --              --
  2006   Lowest contract charge 0.00% Class A           $ 224.61             --                 --            --           15.01%
         Highest contract charge 0.60% Class A          $ 144.73             --                 --            --           14.32%
         All contract charges                                 --             45            $ 9,597          1.78%             --
  2005   Lowest contract charge 0.00% Class A           $ 195.29             --                 --            --            7.61%
         Highest contract charge 0.60% Class A          $ 126.59             --                 --            --            6.96%
         All contract charges                                 --             33            $ 6,172          7.27%             --
  2004   Lowest contract charge 0.00% Class A           $ 181.48             --                 --            --           15.48%
         Highest contract charge 0.60% Class A          $ 118.35             --                 --            --           14.79%
         All contract charges                                 --             22            $ 3,851          4.02%             --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $  95.50             --                 --            --          (35.97)%
         Highest contract charge 0.90% Class B          $  89.64             --                 --            --          (36.55)%
         All contract charges                                 --            331            $30,500          0.49%             --
  2007   Lowest contract charge 0.00% Class B           $ 149.14             --                 --            --            0.09%
         Highest contract charge 0.90% Class B          $ 141.27             --                 --            --           (0.81)%
         All contract charges                                 --            362            $52,202            --              --
  2006   Lowest contract charge 0.00% Class B           $ 149.00             --                 --            --           14.73%
         Highest contract charge 0.90% Class B          $ 142.42             --                 --            --           13.70%
         All contract charges                                 --            374            $54,292          1.78%             --
  2005   Lowest contract charge 0.00% Class B           $ 129.87             --                 --            --            7.34%
         Highest contract charge 0.90% Class B          $ 125.26             --                 --            --            6.38%
         All contract charges                                 --            336            $42,836          7.27%             --
  2004   Lowest contract charge 0.00% Class B           $ 120.99             --                 --            --           15.19%
         Highest contract charge 0.90% Class B          $ 117.75             --                 --            --           14.15%
         All contract charges                                 --            327            $38,894          4.02%             --
Multimanager Small Cap Growth (k)
---------------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B (b)       $  81.71             --                 --            --          (42.11)%
         Highest contract charge 0.90% Class B (h)      $  54.91             --                 --            --          (42.63)%
         All contract charges                                 --             48            $ 3,506          0.00%             --
  2007   Lowest contract charge 0.00% Class B (b)       $ 141.15             --                 --            --            3.68%
         Highest contract charge 0.90% Class B (h)      $  95.72             --                 --            --           (4.28)%
         All contract charges                                 --             35            $ 4,611            --              --
  2006   Lowest contract charge 0.00% Class B (b)       $ 136.14             --                 --            --           10.21%
         Highest contract charge 0.00% Class B (b)      $ 136.14             --                 --            --           10.21%
         All contract charges                                 --             19            $ 2,587          1.23%             --
  2005   Lowest contract charge 0.00% Class B (b)       $ 123.53             --                 --            --            7.49%
         Highest contract charge 0.00% Class B (b)      $ 123.53             --                 --            --            7.49%
         All contract charges                                 --              5            $   658          3.61%             --
  2004   Lowest contract charge 0.00% Class B (b)       $ 114.93             --                 --            --           14.19%
         Highest contract charge 0.00% Class B (b)      $ 114.93             --                 --            --           14.19%
         All contract charges                                 --             --            $     4            --              --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 121.87             --                 --            --          (37.71)%
         Highest contract charge 0.60% Class A          $ 118.09             --                 --            --          (38.08)%
         All contract charges                                 --             73            $ 8,899          0.31%             --
  2007   Lowest contract charge 0.00% Class A           $ 195.65             --                 --            --           (9.59)%
         Highest contract charge 0.60% Class A          $ 190.72             --                 --            --          (10.14)%
         All contract charges                                 --             74            $14,269          0.38%             --
  2006   Lowest contract charge 0.00% Class A           $ 216.41             --                 --            --           16.40%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                                Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                          Unit             Units         Net Assets     Investment        Total
                                                       Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                      ------------ -------------------- ------------ ---------------- -------------
Multimanager Small Cap Value (Continued)
----------------------------------------
         Highest contract charge 0.60% Class A          $ 212.25             --                 --            --           15.70%
         All contract charges                                 --             67            $14,314          6.20%             --
  2005   Lowest contract charge 0.00% Class A           $ 185.93             --                 --            --            4.95%
         Highest contract charge 0.60% Class A          $ 183.45             --                 --            --            4.32%
         All contract charges                                 --             49            $ 8,881          5.33%             --
  2004   Lowest contract charge 0.00% Class A           $ 177.17             --                 --            --           17.40%
         Highest contract charge 0.60% Class A          $ 175.86             --                 --            --           16.70%
         All contract charges                                 --             28            $ 4,964          8.72%             --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 128.82             --                 --            --          (37.86)%
         Highest contract charge 0.90% Class B          $ 118.09             --                 --            --          (38.43)%
         All contract charges                                 --            125            $15,267          0.31%             --
  2007   Lowest contract charge 0.00% Class B           $ 207.32             --                 --            --           (9.84)%
         Highest contract charge 0.90% Class B          $ 191.79             --                 --            --          (10.65)%
         All contract charges                                 --            146            $28,898          0.38%             --
  2006   Lowest contract charge 0.00% Class B           $ 229.95             --                 --            --           16.11%
         Highest contract charge 0.90% Class B          $ 214.66             --                 --            --           15.07%
         All contract charges                                 --            160            $35,191          6.20%             --
  2005   Lowest contract charge 0.00% Class B           $ 198.05             --                 --            --            3.91%
         Highest contract charge 0.90% Class B          $ 186.56             --                 --            --            3.75%
         All contract charges                                 --            120            $23,048          5.33%             --
  2004   Lowest contract charge 0.00% Class B           $ 190.60             --                 --            --           17.11%
         Highest contract charge 0.90% Class B          $ 179.82             --                 --            --           16.05%
         All contract charges                                 --             66            $11,982          8.72%             --
Multimanager Technology (a)
---------------------------
         Unit Value 0.00% to 0.60%*
  2008   Lowest contract charge 0.00% Class A           $ 140.56             --                 --            --          (46.96)%
         Highest contract charge 0.60% Class A          $  75.38             --                 --            --          (47.28)%
         All contract charges                                 --             51            $ 6,987          0.00%             --
  2007   Lowest contract charge 0.00% Class A           $ 265.01             --                 --            --           18.55%
         Highest contract charge 0.60% Class A          $ 142.97             --                 --            --           17.83%
         All contract charges                                 --             47            $12,183            --              --
  2006   Lowest contract charge 0.00% Class A           $ 223.55             --                 --            --            7.57%
         Highest contract charge 0.60% Class A          $ 121.34             --                 --            --            6.93%
         All contract charges                                 --             40            $ 8,494            --              --
  2005   Lowest contract charge 0.00% Class A           $ 207.81             --                 --            --           11.56%
         Highest contract charge 0.60% Class A          $ 113.47             --                 --            --           10.89%
         All contract charges                                 --             31            $ 6,009            --              --
  2004   Lowest contract charge 0.00% Class A           $ 186.28             --                 --            --            5.24%
         Highest contract charge 0.60% Class A          $ 102.33             --                 --            --            4.61%
         All contract charges                                 --             19            $ 3,396          1.09%             --
Multimanager Technology (a)
---------------------------
         Unit Value 0.00% to 0.90%*
  2008   Lowest contract charge 0.00% Class B           $ 115.13             --                 --            --          (47.08)%
         Highest contract charge 0.90% Class B          $  66.61             --                 --            --          (47.56)%
         All contract charges                                 --            551            $40,530          0.00%             --
  2007   Lowest contract charge 0.00% Class B           $ 217.54             --                 --            --           18.22%
         Highest contract charge 0.90% Class B          $ 127.01             --                 --            --           17.15%
         All contract charges                                 --            586            $81,155          0.00%             --
  2006   Lowest contract charge 0.00% Class B           $ 184.01             --                 --            --            7.30%
         Highest contract charge 0.90% Class B          $ 108.42             --                 --            --            6.33%
         All contract charges                                 --            574            $66,544            --              --
  2005   Lowest contract charge 0.00% Class B           $ 171.50             --                 --            --           11.27%
         Highest contract charge 0.90% Class B          $ 101.96             --                 --            --           10.27%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2008


8. Accumulation Unit Values (Continued)


                                                                              Years Ended December 31,
                                                    -----------------------------------------------------------------------------
                                                        Unit             Units         Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000s)     (000s)     Income Ratio**    Return***
                                                    ------------ -------------------- ------------ ---------------- -------------
Multimanager Technology (a)(Continued)
--------------------------------------
         All contract charges                               --            620            $67,000            --              --
  2004   Lowest contract charge 0.00% Class B         $ 154.13             --                 --            --            4.99%
         Highest contract charge 0.90% Class B        $  92.46             --                 --            --            4.04%
         All contract charges                               --            645            $62,809          1.09%             --
Natural Resources
-----------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  44.71             --                 --            --          (55.29)%
         Lowest contract charge 0.00% Class B (t)     $  44.71             --                 --            --          (55.29)%
         All contract charges                               --            255            $11,418          0.22%             --
Target 2015 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  81.10             --                 --            --          (28.29)%
         Lowest contract charge 0.00% Class B (t)     $  81.10             --                 --            --          (28.29)%
         All contract charges                               --             11            $   878         13.10%             --
Target 2025 Allocation
----------------------
  2008   Lowest contract charge 0.00% Class B (t)     $  76.56             --                 --            --          (32.44)%
         Lowest contract charge 0.00% Class B (t)     $  76.56             --                 --            --          (32.44)%
         All contract charges                               --              9            $   658         19.66%             --
Target 2035 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  73.61             --                 --            --          (35.40)%
         Lowest contract charge 0.00% Class B (t)     $  73.61             --                 --            --          (35.40)%
         All contract charges                               --              1            $    97          8.24%             --
Target 2045 Allocation
----------------------
         Unit Value 0.00%*
  2008   Lowest contract charge 0.00% Class B (t)     $  70.47             --                 --            --          (38.66)%
         Lowest contract charge 0.00% Class B (t)     $  70.47             --                 --            --          (38.66)%
         All contract charges                               --             --            $     8          0.00%             --
Vanguard VIF Equity Index
-------------------------
         Unit Value 0.60%*
  2008   Lowest contract charge 0.60% Class A         $  85.02             --                 --            --          (37.31)%
         Highest contract charge 0.60% Class A        $  85.02             --                 --            --          (37.31)%
         All contract charges                               --             48            $ 4,107          5.70%             --
Vanguard VIF Equity Index (Continued)
-------------------------------------
  2007   Lowest contract charge 0.60% Class A         $ 135.63             --                  --              --           4.75%
         Highest contract charge 0.60% Class A        $ 135.63             --                  --              --           4.75%
         All contract charges                               --             40              $5,476            1.41%            --
  2006   Lowest contract charge 0.60% Class A         $ 129.48             --                  --              --          14.26%
         Highest contract charge 0.60% Class A        $ 129.48             --                  --              --          14.26%
         All contract charges                               --             33              $4,257            1.59%            --
  2005   Lowest contract charge 0.60% Class A         $ 113.32             --                  --              --           4.17%
         Highest contract charge 0.60% Class A        $ 113.32             --                  --              --           4.17%
         All contract charges                               --             28              $3,166            1.57%            --
  2004   Lowest contract charge 0.60% Class A         $ 108.79             --                  --              --          10.14%
         Highest contract charge 0.60% Class A        $ 108.79             --                  --              --          10.14%
         All contract charges                               --             19              $2,113            1.00%            --

----------
(a) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(b)  Units were made available for sale on October 25, 2004.
(c)  Units were made available for sale on September 7, 2004.
(d)  Units were made available on May 9, 2005.
(e)  Units were made available October 10, 2005.
(f)  Units were made available for sale on April 27, 2007.
(g)  Units were made available for sale on July 6, 2007.
(h)  Units were made available for sale on May 25, 2007.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2008


8. Accumulation Unit Values (Concluded)

(i) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(j) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(k) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(l) A substitution of EQ/AllianceBernstein Value was made for Davis Value on August 17, 2007.
(m) A substitution of EQ/Van Kampen Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
(n) A substitution of EQ/Lord Abbett Mid Cap Value was made for OpCap Renaissance on August 17, 2007.
(o) A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
(p) A substitution of EQ/Van Kampen Real Estate was made U.S. Real Estate on August 17, 2007.
(q) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(r)  Units were made available for sale August 17, 2007.
(s)  Units were made available for sale May 1, 2006.
(t)  Units were made available for sale May 1, 2008.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

Appendix A


--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.





DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board
                                       (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA
                                       Executive Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director
                                       and Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods
                                       Co., Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell
                                       plc; Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA
                                       Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President
Plaza Two, Second Floor                and Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June
Jersey City, NJ 07311                  1997 to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean
                                       Witter Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
SSA & Company                          September 2002). Chief Executive Officer, (since February 2005) of SSA & Company. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997
                                       to 2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chairman of the Board, TD Ameritrade Holding Corporation (since October
4211 South 102nd Street                2008) Prior thereto, Chief Executive Officer (March 2001 to October 2008); Director, AXA
Omaha, NE 68127                        Financial (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to
                                       March 2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(1)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                       Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                       AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
30 Beekman Place                       2006). Vice Chairman of the Board (Distribution Committee) of The New York Community Trust
Apt. 8A                                (since June 2008). Formerly, Chairperson of New York City Health and Hospitals Corporation
New York, NY 10022                     (June 2004 to June 2008). Prior thereto, Independent Trustee of the Mainstay Funds, c/o New
                                       York Life Insurance Company's family of mutual funds (March 2001 to July 2006). Member of the Distribution Committee of The New York Community Trust (since 2002); Member of the Board of Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                       (since 1991). Member of the Board of Directors of Fannie Mae (since December 2008).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004); Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive Vice
909 Third Avenue                       President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the
                                       Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of Governors of the Milano School of Management & Urban Policy (The New School) (since
                                       September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Professor of Politics, IBM Professor of International Studies - Director. Formerly,
Corwin Hall                            Director, Program in European Studies at Princeton University (September 1979 to 2008) and
Princeton, NJ 08544                    Professor of Politics (since September 1979) of Princeton University. Member of AXA's
                                       Supervisory Board (since April 2003); Currently, Member of the Board of Directors of Suez
                                       Environment and Chairman of the Audit Committee and a Member of the Compensation Committee
                                       of Suez Environment; Member of AXA's Selection, Governance and Human Resources Committee and
                                       Audit Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the
                                       Management Committee of Institut Montaigne; Member of the Editorial Board of Comparative
                                       Politics; Member of the Editorial Committee of La Revue des Deux Mondes and Politique
                                       Amricaine; Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since February
AllianceBernstein Corporation          2009). Director, Chairman of the Board and Chief Executive Officer of AllianceBernstein
1345 Avenue of the Americas            Corporation (since December 2008). Prior thereto, Executive Vice President of Merrill Lynch
New York, NY 10105                     & Co. (September 2008 to December 2008). Prior thereto, Co-Head, Investment Management
                                       Division of Goldman Sachs Group, Inc. (March 1986 to March 2008); also held the following positions: Co-Head of the Financial Institutions Group Tokyo (1990-1996); Partner (1994);
                                       Managing Director (1996). Currently, Director of Keewaydin Camp; Chairman of the Investment
                                       Committee of Trinity College; Chairman of the Board of Overseers of California Institute of
                                       the Arts; and Co-Chair of Friends of the Carnegie International.
------------------------------------------------------------------------------------------------------------------------------------


A(2)

OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to
                                       present) and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief Executive Officer, MONY
                                       Holdings, LLC (July 2004 to November 2007); Director, Chairman of the Board, President (May
                                       2002 to September 2005, February 2006 to present) and Chief Executive Officer, AXA Equitable
                                       (since May 2001); Director, President and Chief Executive Officer, AXA Financial (since May
                                       2001); Chairman of the Board, President (May 2001 to September 2005, February 2006 to
                                       present) and Chief Executive Officer (AXA Equitable Financial Services, LLC (since May
                                       2001); Member of AXA's Management Board (since May 2001); Member of AXA's Executive
                                       Committee; Director (since May 2004) and President (since September 2005), AXA America
                                       Holdings, Inc.; Director, AllianceBernstein Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to September 2005, January 2006 to present) and Chief
                                       Executive Officer, AXA Equitable Life and Annuity Company (since June 2001); Director and
                                       Chairman, U.S. Financial Life Insurance Company (December 2006 to May 2007); Member of the
                                       Board, American Council of Life Insurers (since January 2007); Director, Chairman of the
                                       Compensation Committee and Member of the Audit Committee and Corporate Governance and
                                       Nominating Committee, KBW, Inc. (since January 2007); Director, Vice Chairman and Member of
                                       Financial Services Roundtable; Director, The Advest Group, Inc. (July 2004 to December
                                       2005); Director and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of
                                       The University of Scranton (1995 to 2002); Former Member of the Investment Company
                                       Institute's Board of Governors (October 2001 to 2005); prior thereto, October 1997 to
                                       October 2000) and Executive Committee (1998 to 2000); Former Trustee of The University of
                                       Pittsburgh; Former Director, St. Sebastian Country Day School (1990 to June 2005); Former
                                       Director, the Massachusetts Bankers Association; President and Chief Operating Officer,
                                       Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer, Dreyfus
                                       Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January
                                       2002), AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Equitable Life and Annuity Company; Director
                                       (since January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust
                                       Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice
                                       President (since July 1999) and former Director (July 1999 until July 2004) AXA Network, LLC
                                       (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(3)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Executive Vice President (November 2008 to present), Treasurer (July 2004 to present) and
                                       Chief Investment Officer (September 2004 to present) of MONY Financial Services, Inc., MONY
                                       Life and MONY America; prior thereto, Senior Vice President (July 2004 to November 2008).
                                       Executive Vice President (November to present), Treasurer (September 2003 to present) and
                                       Chief Investment Officer (September 2004 to present) of AXA Equitable; prior thereto, Senior
                                       Vice President (July 1997 to November 2008), Vice President (February 1989 to July 1997),
                                       Deputy Treasurer (February 1989 to September 1993). Executive Vice President (November 2008
                                       to present), Treasurer (September 1993 to present) and Chief Investment Officer (September
                                       2004 to present) of AXA Financial, Inc.; prior thereto, Senior Vice President (September
                                       1997 to November 2008); Vice President (May 1992 to September 1997) and Assistant Treasurer
                                       (May 1992 to September 1993). Executive Vice President (November 2008 to present), Treasurer
                                       (September 1999 to present) and Chief Investment Officer (September 2004 to present) of AXA
                                       Equitable Financial Services, LLC; prior thereto, Senior Vice President (September 1999 to
                                       November 2008). Senior Vice President (September 2005 to present) and Treasurer (November
                                       2008 to present) of AXA America Holdings, Inc., The Advest Group, Inc. and Boston Advisors,
                                       Inc. Director, Chairman of the Board and President (July 2004 to December 2005), MONY
                                       Capital Management, Inc. Director, Senior Vice President and Treasurer (since July 2004),
                                       MONY Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005),
                                       Matrix Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer
                                       (July 2004 to May 2005), and Senior Vice President (since December 2006); 1740 Advisers,
                                       Inc. Director, Executive Vice President and Treasurer (since July 2004), MONY Asset
                                       Management, Inc.; Director (since July 2004) and Chief Financial Officer (since April 2006),
                                       MONY Agricultural Investment Advisers, Inc. President and Treasurer (since October 2004),
                                       MONY International Holdings, LLC. Director, President and Treasurer (since November 2004),
                                       MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust Company of the
                                       Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA Technology Services.
                                       Senior Vice President, Chief Investment Officer (since September 2004) and Treasurer (since
                                       December 1997), AXA Equitable Life & Annuity Company. Treasurer, Frontier Trust Company, FSB
                                       (June 2000 until July 2007); and AXA Network, LLC (since December 1999). Director (since
                                       July 1998), Chairman (since August 2000), and Chief Executive Officer (since September
                                       1997), Equitable Casualty Insurance Company. Senior Vice President and Treasurer, AXA
                                       Distribution Holding Corporation (since November 1999); and AXA Advisors, LLC (since
                                       December 2001). Director, Chairman, President and Chief Executive Officer (August 1997 to
                                       June 2002), Equitable JV Holding Corporation. Director (since July 1997), and Senior Vice
                                       President and Chief Financial Officer (since April 1998), ACMC, Inc. Director, President and
                                       Chief Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd. Director (since
                                       January 2005), Senior Vice President and Chief Investment Officer (since February 2005),
                                       U.S. Financial Life Insurance Company; Treasurer (November 2000 to December 2003), Paramount
                                       Planners, LLC. Vice President and Treasurer (March 1997 to December 2002) EQ Advisors Trust.
                                       Director (July 1997 to May 2001) and President and CEO (August 1997 to May 2001), EQ
                                       Services, Inc. Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured
                                       Products); Director, Executive Vice President and Treasurer (July 2004 to February 2005),
                                       MONY Realty Capital, Inc. and MONY Realty Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Claude Methot                          Executive Vice President of AXA Equitable Financial Services, LLC, AXA Equitable, MONY Life
                                       and MONY America (September 2008 to present); prior thereto, Senior Vice President of AXA
                                       Equitable Financial Services, LLC, AXA Equitable, MONY Life and MONY Life and MONY America
                                       (September 2007 to September 2008). Offer and Innovation Director - Life and P&C in Group
                                       Marketing of AXA Group (date unknown to September 2007); prior thereto, Group Chief Actuary and Director - Product Development of AXA Group (2002 to date unknown); Corporate Actuary of
                                       AXA Group (1999 to 2002).
------------------------------------------------------------------------------------------------------------------------------------


A(4)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable, prior thereto, Executive Vice President and Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                       Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                       2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                       December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Director (since January 2007),
                                       Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC;
                                       Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.;
                                       Executive Vice President and Chief Financial Officer (since December 2006), AXA Equitable
                                       Life and Annuity Company; Executive Vice President and Chief Financial Officer (since
                                       December 2006), AXA Distribution Holding Corporation; Director (since July 2004), MONY
                                       Capital Management, Inc. and MONY Agricultural Investment Advisers, Inc.; Director,
                                       Executive Vice President and Chief Financial Officer (since December 2006), MONY Financial
                                       Services, Inc.; Executive Vice President and Chief Financial Officer (since December 2006),
                                       MONY Holdings, LLC; Director (July 2004 to November 2007), 1740 Advisers, Inc. and MONY
                                       Asset Management, Inc.; Director (since November 2004), Frontier Trust Company, FSB;
                                       Director (January 2005 to July 2007), MONY Financial Resources of the Americas Limited.
                                       Formerly, Director (July 2004 to December 2005), The Advest Group, Inc.; Director (July 2004
                                       to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners, Inc.; Director (July
                                       2004 to May 2005), Matrix Capital Markets Group, Inc. and Matrix Private Equities, Inc.
                                       Business Support and Development (February 2001 to June 2004), GIE AXA; Head of Finance
                                       Administration (November 1998 to February 2001), AXA Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell                      Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since December 2001), AXA Equitable; prior thereto, Senior Vice President
                                       (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President (July 2004 to present) and Chief Accounting Officer (May 2008 to present) of MONY Life and MONY America; prior thereto, Controller (July 2004 to May 2008).
                                       Senior Vice President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of AXA Financial, AXA Equitable, AXA Equitable Financial Services, LLC and MONY
                                       Financial Services, Inc.; prior thereto, Controller (December 1999 to May 2008). Senior Vice
                                       President (December 1999 to present) and Chief Accounting Officer (May 2008 to present) of
                                       AXA Equitable Life and Annuity Company. Previously held other Officerships with AXA
                                       Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable. Director
                                       (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                                       2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to August
                                       2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
Dave S. Hattem                         Senior Vice President (September 1999 to present) and Deputy General Counsel (May 2004 to present) of AXA Equitable and AXA Equitable Financial Services, LLC; prior thereto,
                                       Associate General Counsel (September 1999 to May 2004). Senior Vice President and Deputy
                                       General Counsel of AXA Financial, Inc. (September 2008 to present). Senior Vice President and Deputy General Counsel of MONY Life, MONY America and MONY Financial Services, Inc.
                                       (July 2004 to present). Senior Vice President and Deputy General Counsel of AXA Equitable
                                       Life and Annuity Company (since August 2008). Senior Vice President and Deputy General
                                       Counsel of MONY Holdings, LLC (July 2004 to November 2007).
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                                       (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of
                                       AXA Equitable Financial Services, LLC; Director, President and Chief Operating Officer
                                       (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002) AXA
                                       Advisors, LLC. Director, President and Chief Operating Officer (since July 2004), MONY
                                       Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon
                                       Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services, LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June
                                       2005), Assistant Vice President and Counsel (December 2001 to June 2003), Counsel (December
                                       1996 to December 2001). Vice President, Secretary and Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice President and Secretary (since September 2005), AXA America
                                       Holdings, Inc. Vice President, Secretary and Associate General Counsel (since June 2005),
                                       AXA Equitable Life and Annuity Company. Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President, Secretary
                                       and Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                       and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                       President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September
                                       2005). Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior
                                       Vice President (March 2005 to September 2005). Director (since December 2005) and Chairman of the Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July 2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA
                                       Network Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board
                                       (since January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February
                                       2007) and Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to
                                       March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September 2005),
                                       AXA Equitable, prior thereto, Senior Vice President (September 2000 to September 2006),
                                       Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000), Assistant
                                       Vice President (October 1991 to May 1998); Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior
                                       Vice President (July 2004 to September 2006); Executive Vice President (since September
                                       2006) and Chief Actuary (since September 2005), AXA Equitable Financial Services, LLC, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary (September 1999
                                       to September 2005). Director and Vice President (since December 2003), AXA Financial
                                       (Bermuda) Ltd. Senior Vice President and Appointed Actuary, AXA Equitable Life and Annuity
                                       Company. Director (since May 2007) and President (since January 2008), U.S. Financial Life
                                       Insurance Company, prior thereto, Senior Vice President (December 2004 to January 2008) and
                                       Chief Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August
                                       2006). Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present) of MONY
                                       Life and MONY America. Executive Vice President and Chief Information Officer (February 2005
                                       to present); prior thereto, Senior Vice President (September 2004 to February 2005) AXA
                                       Equitable. Senior Vice President (February 2005 to present) of AXA Equitable Financial
                                       Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to September
                                       2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial Services,
                                       LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since September
                                       2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group Risk
                                       Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------


A(6)

------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer
                                       and Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice
                                       President, Chief Compliance Officer and Associate General Counsel (February 2005 to present)
                                       of AXA Equitable Financial Services, LLC. Vice President, Deputy General and Chief
                                       Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since September 2005), AXA Equitable.
                                       Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board, President
                                       and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA Distributors
                                       Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA Distributors
                                       Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003 to August
                                       2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive Officer
                                       (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                                       Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until November
                                       2007); Executive Vice President (since September 2001) and General Counsel (since November
                                       1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September
                                       2001), Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                       General Counsel (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice President (since
                                       September 2001) and General Counsel (since November 1999), AXA Equitable Financial Services,
                                       LLC. Executive Vice President (since September 2001) and General Counsel (since December
                                       1999), AXA Equitable Life and Annuity Company. Director, Executive Vice President and
                                       General Counsel (since July 2004), MONY Financial Services, Inc. Director (since January
                                       2007), AXA Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Mary Fernald                           Senior Vice President and Chief Underwriting Officer of AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY America (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000 to September 2008).
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(7)

Appendix B

--------------------------------------------------------------------------------
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                      WHICH RELATE TO OUR
----------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25, 2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24, 2007; October 19, 2007; February
23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15, 2009; February 23, 2009....................   IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June
10, 2005; June 17, 2005; August 31, 2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1, 2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23, 2008; May 1, 2008; July 21, 2008;
August 15, 2008 (4 supplements); December 1, 2008; January 15, 2009;
February 23, 2009........................................................   Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4 supplements); December 1, 2008;
January 15, 2009; February 23, 2009......................................   Survivorship 2000(SM) Policies


B(1)

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25,
2005; August 31, 2005; February 23, 2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24, 2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1, 2008; July 21, 2008; August 15, 2008 (3
supplements); December 1, 2008; January 15, 2009; February 23, 2009.........  Incentive Life(R) Policies and Champion
                                                                              2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (2
supplements); June 10, 2005; June 25, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19, 2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1, 2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3 Incentive Life(R) Policies Supplements);
August 15, 2008 (2 Special Offer Policies Supplements); December 1, 2008;
January 15, 2009; February 23, 2009 (Incentive Life(R) Policies only).......  Incentive Life(R) Policies and Special
                                                                              Offer Policies(2)


----------

(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

(2)  This supplement applies only to certain groups.

                                                                            B(2)

AXA Equitable Life Insurance Company

Variable Life Insurance Policies



Paramount Life(SM)       Incentive Life(R)
IL Protector             Survivorship Incentive Life(SM)
IL COLI                  Incentive Life(R) '02
IL COLI '04              Survivorship Incentive Life(SM) '02
Incentive Life Plus      Incentive Life(R) '06
Survivorship 2000        Incentive Life Legacy(R)
Incentive Life(R) 2000   Survivorship Incentive Life(SM) Legacy
Champion 2000            Incentive Life Optimizer



PROSPECTUS SUPPLEMENT DATED MAY 1, 2009
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2009, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2009), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2009, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.









                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104


   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.
       Incentive Life(R) and Incentive Life Legacy(R), are issued by and are registered service marks of AXA Equitable Life Insurance Company.
            Paramount Life(SM) and Survivorship Incentive Life(SM) are service marks of AXA Equitable Life Insurance Company.


EVM (5/09)                                                              (5/09)
IF/NB                                                                   x02433

                                    Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2009 relating to Incentive Life Plus Prospectus consisting of 197 pages.

Supplement (in-force - wholesale) dated May 1, 2009 relating to Incentive Life Plus Prospectus consisting of 199 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(ix))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

     1-A(1)(a)(i)   Certified resolution re Authority to Market Variable Life
                    Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(2)         Inapplicable.

     1-A(3)(a)      See Exhibit 1-A(8).

     1-A(3)(b)      Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(3)(c)      See Exhibit 1-A(8)(i).

     1-A(4)         Inapplicable.

+    1-A(5)(a)(i)   Flexible Premium Variable Life Insurance Policy
                    (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

+    1-A(5)(a)(ii)  Flexible Premium Variable Life Insurance Policy (94-300)
                    (Incentive Life Plus) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December
                    11, 1996.

     1-A(5)(b)      Name Change Endorsement (S.97-1), previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(c)      Option to Purchase Additional Insurance Rider (R94-204)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(d)      Option to Purchase Additional Insurance Rider (R94-204)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(e)      Substitution of Insured Rider (R94-212) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

+    1-A(5)(f)      Substitution of Insured Rider (R94-212) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

+    1-A(5)(g)      Renewable Term Insurance Rider on the Insured (R94-215)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(h)      Renewable Term Insurance Rider on the Insured (R94-215)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(i)      Disability Rider - Waiver of Monthly Deductions (R94-216)
                    (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

+    1-A(5)(j)      Disability Rider - Waiver of Monthly Deductions (R94-216)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.

+    1-A(5)(k)      Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

+    1-A(5)(l)      Disability Rider - Waiver of Premiums (R94-216A)
                    (Equitable), previously filed with this Registration
                    Statement File No. 333-17663 on December 11, 1996.
-----------
+  State variations not included

 +   1-A(5)(m)      Yearly Renewable Term Insurance Rider on the Insured
                    (R94-220) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

 +   1-A(5)(n)      Yearly Renewable Term Insurance Rider on the Insured
                    (R94-220) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(5)(o)      Accelerated Death Benefit Rider (R94-102) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

     1-A(5)(p)      Accelerated Death Benefit Rider (R94-102) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

     1-A(5)(q)      Designated Insured Option Rider (R91-107) (Equitable
                    Variable), previously filed with this Registration Statement
                    File No. 333-17663 on December 11, 1996.

     1-A(5)(r)      Designated Insured Option Rider (R91-107) (Equitable),
                    previously filed with this Registration Statement File No.
                    333-17663 on December 11, 1996.

     1-A(5)(s)      Children's Term Insurance Rider (R94-218), incorporated
                    herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, File No. 333-103199, filed on February 13, 2003.

     1-A(5)(t)      Renewable Term Insurance on the Additional Insured Person
                    (R94-217), incorporated herein by reference to Exhibit No.
                    27.(d)(xviii) to Registration Statement on Form N-6, File
                    No. 333-103199, filed on February 13, 2003.

     1-A(5)(u)      Accidental Death Benefit Rider (R94-219), incorporated
                    herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, File No. 333-103199, filed on February 13, 2003.

     1-A(5)(v)      Yearly Renewable Term Insurance on First of Insureds to Die
                    Rider (R94-211), previously filed with this Registration
                    Statement File No. 333-17663 on April 8, 2003.

     1-A(6)(a)(i)   Declaration and Charter of Equitable, as amended January 1,
                    1997, previously filed with this Registration Statement File
                    No. 333-17663 on April 30, 1997.

     1-A(6)(a)(ii)  Restated Charter of AXA Equitable, as amended December 6,
                    2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

     1-A(6)(b)(i)   By-Laws of Equitable, as amended November 21, 1996,
                    previously filed with this Registration Statement File No.
                    333-17663 on April 30, 1997.

     1-A(6)(b)(ii)  By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

     1-A(7)         Inapplicable.

-----------------------
+ State variations not included

     1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     1-A(8)(i)      Schedule of Commissions, previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(9)(a)      Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(9)(b)(i)   Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, Equitable Distributors, Inc. (now AXA
                    Distributors LLC) and EQ Financial Consultants, Inc. (now
                    AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A
                    (File Nos. 333-17217 and 811-07953), filed on August 28,
                    1997.

     1-A(9)(b)(ii)  Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                    filed on January 15, 2004.

     1-A(9)(c)      Form of Participation Agreement among AXA Premier VIP Trust,
                    The Equitable Life Assurance Society of the United States,
                    Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                    Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on
                    December 5, 2001.

     1-A(9)(d)      Form of Participation Agreement among The Equitable Life
                    Assurance Society of the United States, The Universal
                    Institutional Funds, Inc. and Morgan Stanley Investment
                    Management Inc., previously filed with this Registration
                    Statement File No. 333-17663 on October 8, 2002.

     1-A(9)(e)      Form of Participation Agreement among OCC Accumulation
                    Trust, Equitable Life Assurance Society of the United
                    States, OCC Distributors LLC and OPCAP Advisors LLC., previously filed with this Registration Statement File No.
                    333-17663 on October 8, 2002.

     1-A(10)(a)     Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on
                    December 11, 1996.

     1-A(10)(b)     Application EV4-200Y (Equitable), previously filed with this
                    Registration Statement File No. 333-17663 on December 11,
                    1996.

     1-A(10)(c)     Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     1-A(10)(d)     Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     1-A(10)(e)     General Agent Sales Agreement dated January 1, 2000 between
                    The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                    Statement on Form N-4, File No. 2-30070, filed April 19,
                    2004.

     1-A(10)(f)     First Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(i) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

     1-A(10)(g)     Second Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(j) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

     1-A(10)(h)     Third Amendment to General Agent Sales Agreement
                    dated as of January 1, 2000 by and between The
                    Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No.
                    333-127445), filed on August 11, 2005.

     1-A(10)(i)     Fourth Amendment to General Agent Sales Agreement
                    dated as of January 1, 2000 by and between The
                    Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-
                    127445), filed on August 11, 2005.

     1-A(10)(j)     Fifth Amendment, dated as of November 1, 2006, to
                    General Agent Sales Agreement dated as of January 1,
                    2000 by and between The Equitable Life Assurance
                    Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on Form N-4
                    (File No. 2-30070), filed on April 24, 2007.

     1-A(10)(k)     Sixth Amendment, dated as of February 15, 2008, to General
                    Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the
                    United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on
                    April 20, 2009.

     1-A(10)(l)     Seventh Amendment, dated as of February 15, 2008, to
                    General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company
                    (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

     1-A(10)(m)     Eighth Amendment, dated as of November 1, 2008, to
                    General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company
                    (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                    Exhibit 3(s), filed on April 20, 2009.

     1-A(10)(n)     Form of Application for Life Insurance (Form AMIGV-2005),
                    incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on
                    May 19, 2006.

     1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

     2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

     2(a)(iii)      Opinion and Consent of William Schor, Vice President and
                    Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663, filed
                    April 30, 1999.

     2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663 on July 26, 1999.

     2(a)(v) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17663 on August 30, 1999.

     2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 28, 2000.

     2(a)(vii)      Opinion and Consent of Robin M. Wagner, Vice President and
                    Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 12, 2002.

     2(a)(viii)     Opinion and Consent of Dodie Kent, Vice President and
                    Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 27, 2004.

     2(a)(ix) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

     2(b)(i) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(b)(ii) Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable relating to Exhibit 2(b)(i), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     2(b)(iii)      Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice
                    President of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11,
                    1996.

     2(b)(iv) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

     2(b)(v) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement File No. 333-17663 on May 1, 1998.

     2(b)(vi) Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     2(b)(vii)      Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice
                    President and Senior Actuary of Equitable, previously filed with this Registration Statement File No. 333-17663 on April
                    19, 2001.

     2(b)(viii)     Opinion and Consent of Brian Lessing, FSA, MAAA, Vice
                    President and Actuary of Equitable (relating to Incentive
                    Life Policies), previusly filed with this Registration
                    Statement. File No. 333-17663 on April 12, 2002.

     2(b)(ix) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to IL COLI policies), previously filed with this Registration Statement. File No. 333-17663 on April 12, 2002.

     2(b)(x) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to Incentive Life '02 policies), previously filed with this Registration Statement File No. 333-17663 on October 8, 2002.

     3              Inapplicable.

     4              Inapplicable.

     6              Consent of PricewaterhouseCoopers LLP, filed herewith.

     7              Powers of Attorney, filed herewith.

     8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

     9(a) Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     9(b) Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

     9(c) Illustration of Policy Benefits for Incentive Life, previously filed with this Registration Statement File No. 333-17663 on April 19, 2001.

     9(d) Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement File No. 333-17663 on April 12, 2002.

     9(e) Illustration of Policy Benefits for IL COLI, previously filed with the Registration Statement File No. 333-17663 on April 12, 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 22nd day of April, 2009.

                              SEPARATE ACCOUNT FP OF AXA EQUITABLE
                              LIFE INSURANCE COMPANY
                              (REGISTRANT)

 [SEAL]                       By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                              By:  /s/ Dodie Kent
                                   ---------------------------------------------
                                   (Dodie Kent)
                                    Vice President and Associate General Counsel

Attest: /s/ Dodie Kent
        ------------------
        Dodie Kent, Attorney-in-Fact
        Pursuant to Power of Attorney
        April 22, 2009

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 22nd day of April, 2009.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                      (DEPOSITOR)

                               By:  /s/  Dodie Kent
                                   --------------------------------------------
                                   (Dodie Kent)
                                    Vice President and Associate General Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer
PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron     Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries          James F. Higgins              Lorie A. Slutsky
Denis Duverne              Peter S. Kraus                Ezra Suleiman
Charlynn Goins             Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton

*By:  /s/ Dodie Kent
     -----------------------
     (Dodie Kent)
      Attorney-in-Fact
      April 22, 2009

                                  EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                        -------------

2(a)(ix)            Opinion and Consent of Dodie Kent                 EX-99.2aix

6                   Consent of PricewaterhouseCoopers LLP             EX-99.6

7                   Powers of Attorney                                EX-99.7